UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
 (Exact name of Registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
 (Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
 (Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

The Baird Long-Term Credit Bond Fund, while registered, has not yet commenced operations, and has no holdings to report for the period.

Baird Ultra Short Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.000%, 05/15/2018	$22,200,000	$22,182,200
1.250%, 12/15/2018	86,000,000	85,526,328
0.875%, 04/15/2019	35,000,000	34,543,359
		142,251,887	24.2%
Corporate Bonds
Industrials
Abbott Laboratories,
2.000%, 09/15/2018	2,217,000	2,212,076
AbbVie, Inc.,
1.800%, 05/14/2018	3,500,000	3,497,448
Actavis Funding SCS,
3.326%, 03/12/2020 (3 Month LIBOR USD + 1.255%) (1)(3)	1,500,000	1,517,749
Alimentation Couche-Tard, Inc.,
2.589%, 12/13/2019 (3 Month LIBOR USD + 0.500%) (1)(2)(3)	3,500,000	3,505,143
American Honda Finance Corp.,
2.729%, 02/22/2019 (3 Month LIBOR USD + 0.825%) (3)	200,000	201,243
Amgen, Inc.,
1.900%, 05/10/2019	480,000	475,947
Andeavor Logistics LP / Tesoro Logistics Finance Corp.,
5.500%, 10/15/2019	1,655,000	1,703,160
Anheuser-Busch InBev Finance, Inc.,
2.173%, 02/01/2019 (3 Month LIBOR USD + 0.400%) (3)	1,165,000	1,167,324
AT&T, Inc.:
5.600%, 05/15/2018	1,000,000	1,003,460
2.375%, 11/27/2018	2,000,000	1,999,098
2.866%, 11/27/2018 (3 Month LIBOR USD + 0.910%) (3)	400,000	401,661
3.232%, 06/30/2020 (3 Month LIBOR USD + 0.930%) (3)	1,000,000	1,010,519
Baxalta, Inc.,
3.028%, 06/22/2018 (3 Month LIBOR USD + 0.780%) (3)	1,550,000	1,551,557
Becton Dickinson and Co.,
2.944%, 12/29/2020 (3 Month LIBOR USD + 0.875%) (3)	3,000,000	3,003,176
Campbell Soup Co.,
2.775%, 03/15/2021 (3 Month LIBOR USD + 0.630%) (3)	4,275,000	4,279,818
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.523%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	1,500,000	1,509,030
Columbia Pipeline Group, Inc.,
2.450%, 06/01/2018	2,088,000	2,086,667
CVS Health Corp.:
1.900%, 07/20/2018	3,700,000	3,692,242
2.250%, 12/05/2018	700,000	697,527
2.777%, 03/09/2021 (3 Month LIBOR USD + 0.720%) (3)	1,800,000	1,813,525
Daimler Finance North America LLC,
2.354%, 02/22/2021 (3 Month LIBOR USD + 0.450%) (2)(3)	3,500,000	3,502,195
Deutsche Telekom International Finance BV,
2.311%, 01/17/2020 (3 Month LIBOR USD + 0.580%) (1)(2)(3)	2,000,000	2,007,196
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019 (2)	3,500,000	3,515,831
Dollar General Corp.,
1.875%, 04/15/2018	1,500,000	1,499,348
Dr Pepper Snapple Group, Inc.,
2.600%, 01/15/2019	3,500,000	3,493,871
EI du Pont de Nemours & Co.,
2.303%, 05/01/2020 (3 Month LIBOR USD + 0.530%) (3)	5,000,000	5,032,030
Enbridge Energy Partners LP,
6.500%, 04/15/2018	4,000,000	4,005,086
Energy Transfer Partners LP,
2.500%, 06/15/2018	2,000,000	2,000,361
ERAC USA Finance LLC,
2.800%, 11/01/2018 (2)	4,325,000	4,325,159
Fidelity National Information Services, Inc.,
2.850%, 10/15/2018	1,900,000	1,900,870
Florida Gas Transmission Co. LLC,
7.900%, 05/15/2019 (2)	3,000,000	3,164,315
Ford Motor Credit Co. LLC:
5.000%, 05/15/2018	2,328,000	2,333,586
2.861%, 06/12/2020 (3 Month LIBOR USD + 0.790%) (3)	2,000,000	2,010,184
Fresenius Medical Care US Finance II, Inc.,
6.500%, 09/15/2018 (2)	3,000,000	3,045,031
General Motors Financial Co., Inc.:
2.400%, 04/10/2018	2,000,000	1,999,856
3.250%, 05/09/2019 (3 Month LIBOR USD + 1.450%) (3)	2,000,000	2,021,684
Glencore Funding LLC:
3.080%, 01/15/2019 (3 Month LIBOR USD + 1.360%) (2)(3)	2,000,000	2,010,400
3.125%, 04/29/2019 (2)	2,100,000	2,102,100
Harris Corp.,
1.999%, 04/27/2018	4,000,000	3,999,023
Hewlett Packard Enterprise Co.:
2.850%, 10/05/2018	1,800,000	1,801,849
3.626%, 10/05/2018 (3 Month LIBOR USD + 1.930%) (3)	1,000,000	1,008,817
HP, Inc.,
2.662%, 01/14/2019 (3 Month LIBOR USD + 0.940%) (3)	737,000	739,714
Hyundai Capital America, Inc.,
3.108%, 04/03/2020 (3 Month LIBOR USD + 0.800%) (2)(3)	3,000,000	3,000,011
Keysight Technologies, Inc.,
3.300%, 10/30/2019	2,500,000	2,504,809
Laboratory Corp. of America Holdings,
2.500%, 11/01/2018	2,000,000	1,998,304
Lockheed Martin Corp.,
1.850%, 11/23/2018	4,000,000	3,983,318
Martin Marietta Materials, Inc.,
2.702%, 12/20/2019 (3 Month LIBOR USD + 0.500%) (3)	4,500,000	4,506,864
Molson Coors Brewing Co.,
1.900%, 03/15/2019	3,700,000	3,663,327
Mondelez International, Inc.,
2.293%, 02/01/2019 (3 Month LIBOR USD + 0.520%) (3)	500,000	501,331
Monsanto Co.,
5.125%, 04/15/2018	1,100,000	1,100,931
Mylan, Inc.,
2.600%, 06/24/2018	4,000,000	3,996,324
NBCUniversal Enterprise, Inc.,
1.662%, 04/15/2018 (2)	804,000	803,760
Penske Truck Leasing Co. LP / PTL Finance Corp.,
2.875%, 07/17/2018 (2)	245,000	245,097
Pentair Finance SA,
2.900%, 09/15/2018 (1)	3,957,000	3,957,852
Phillips 66,
2.472%, 04/15/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	3,000,000	3,003,207
Qualcomm, Inc.:
2.335%, 05/20/2020 (3 Month LIBOR USD + 0.450%) (3)	2,000,000	2,003,140
2.435%, 05/20/2020 (3 Month LIBOR USD + 0.550%) (3)	1,500,000	1,506,031
Republic Services, Inc.,
3.800%, 05/15/2018	4,000,000	4,003,923
Rogers Communications, Inc.,
6.800%, 08/15/2018 (1)	3,200,000	3,250,240
Roper Technologies, Inc.,
2.050%, 10/01/2018	3,573,000	3,564,523
Seagate HDD Cayman,
3.750%, 11/15/2018 (1)	3,000,000	3,017,698
Telecom Italia Capital SA,
6.999%, 06/04/2018 (1)	2,434,000	2,449,212
Telefonica Emisiones SAU,
3.192%, 04/27/2018 (1)	1,950,000	1,950,780
Tencent Holdings Ltd.,
3.375%, 05/02/2019 (1)(2)	2,500,000	2,513,775
TransCanada PipeLines Ltd.,
3.125%, 01/15/2019 (1)	1,000,000	1,003,723
TTX Co.,
2.250%, 02/01/2019 (2)	3,800,000	3,783,615
Vodafone Group PLC,
4.625%, 07/15/2018 (1)	1,775,000	1,786,248
Vulcan Materials Co.,
2.570%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	4,000,000	4,001,174
Yara International ASA,
7.875%, 06/11/2019 (1)(2)	3,000,000	3,162,346
Zimmer Biomet Holdings, Inc.,
2.000%, 04/01/2018	2,543,000	2,543,000
		168,651,439	28.7%
Utilities
Duke Energy Corp.,
2.100%, 06/15/2018	1,700,000	1,698,270
Mississippi Power Co.,
2.942%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	2,000,000	2,000,694
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	4,000,000	4,178,439
PSEG Power LLC,
2.450%, 11/15/2018	3,000,000	2,993,901
Sempra Energy,
6.150%, 06/15/2018	2,100,000	2,117,745
The Southern Co.,
1.550%, 07/01/2018	1,775,000	1,769,812
United Utilities PLC:
4.550%, 06/19/2018 (1)	750,000	752,624
5.375%, 02/01/2019 (1)	3,500,000	3,573,217
		19,084,702	3.3%
Financials
ABN AMRO Bank NV,
2.374%, 01/18/2019 (3 Month LIBOR USD + 0.640%) (1)(2)(3)	4,500,000	4,513,837
Australia & New Zealand Banking Group Ltd.,
2.250%, 06/13/2019 (1)	3,700,000	3,676,622
Bank of America Corp.,
6.875%, 04/25/2018	3,000,000	3,007,775
Bank of Montreal:
2.304%, 04/09/2018 (3 Month LIBOR USD + 0.600%) (1)(3)	1,095,000	1,095,055
1.800%, 07/31/2018 (1)	1,575,000	1,572,387
Bank of Nova Scotia,
2.050%, 10/30/2018 (1)	3,500,000	3,492,257
Banque Federative du Credit Mutuel SA,
2.000%, 04/12/2019 (1)(2)	3,250,000	3,222,514
BB&T Corp.,
2.433%, 02/01/2019 (3 Month LIBOR USD + 0.660%) (3)	880,000	883,477
BPCE SA,
2.500%, 07/15/2019 (1)	4,000,000	3,977,816
Capital One Financial Corp.:
2.450%, 04/24/2019	1,476,000	1,469,393
2.571%, 05/12/2020 (3 Month LIBOR USD + 0.760%) (3)	1,700,000	1,704,991
Citigroup, Inc.:
1.700%, 04/27/2018	3,000,000	2,998,350
2.050%, 06/07/2019	1,000,000	990,800
Citizens Bank NA,
2.557%, 03/02/2020 (3 Month LIBOR USD + 0.540%) (3)	2,000,000	2,001,922
Commonwealth Bank of Australia,
2.500%, 09/20/2018 (1)	500,000	499,839
Cooperatieve Rabobank UA,
2.250%, 01/14/2019 (1)	3,500,000	3,490,336
Credit Agricole SA:
2.125%, 04/17/2018 (1)(2)	2,000,000	1,999,675
3.041%, 06/10/2020 (3 Month LIBOR USD + 0.970%) (1)(2)(3)	1,000,000	1,013,512
Credit Suisse AG,
2.440%, 04/27/2018 (3 Month LIBOR USD + 0.680%) (1)(3)	1,000,000	1,000,215
Deutsche Bank AG:
3.184%, 01/18/2019 (3 Month LIBOR USD + 1.450%) (1)(3)	1,000,000	1,007,084
2.850%, 05/10/2019 (1)	2,000,000	1,992,895
Fifth Third Bank,
2.300%, 03/15/2019	1,380,000	1,374,243
FMR LLC,
7.490%, 06/15/2019 (2)	2,500,000	2,635,541
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	2,500,000	2,500,000
2.939%, 11/15/2018 (3 Month LIBOR USD + 1.100%) (3)	1,285,000	1,290,465
HSBC USA, Inc.:
2.563%, 08/07/2018 (3 Month LIBOR USD + 0.770%) (3)	1,000,000	1,001,688
2.430%, 11/13/2019 (3 Month LIBOR USD + 0.610%) (3)	250,000	251,306
The Huntington National Bank,
2.000%, 06/30/2018	1,360,000	1,358,580
ING Bank NV:
2.000%, 11/26/2018 (1)(2)	1,400,000	1,394,351
3.378%, 03/22/2019 (3 Month LIBOR USD + 1.130%) (1)(2)(3)	800,000	806,392
Jefferies Group LLC,
5.125%, 04/13/2018	3,250,000	3,251,820
JPMorgan Chase & Co.:
2.390%, 01/28/2019 (3 Month LIBOR USD + 0.630%) (3)	250,000	250,778
6.300%, 04/23/2019	1,000,000	1,037,580
2.699%, 01/23/2020 (3 Month LIBOR USD + 0.955%) (3)	1,000,000	1,012,104
KEB Hana Bank,
2.421%, 04/05/2020 (3 Month LIBOR USD + 0.725%) (1)(2)(3)	3,000,000	2,999,130
LeasePlan Corp. NV,
2.500%, 05/16/2018 (1)(2)	4,000,000	3,997,441
Macquarie Group Ltd.,
7.625%, 08/13/2019 (1)(2)	3,725,000	3,945,594
MetLife, Inc.,
6.817%, 08/15/2018	105,000	106,567
Mizuho Bank Ltd.,
2.935%, 10/20/2018 (3 Month LIBOR USD + 1.190%) (1)(2)(3)	500,000	502,591
Mizuho Financial Group, Inc.,
3.189%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	1,500,000	1,535,667
Morgan Stanley:
6.625%, 04/01/2018	2,000,000	2,000,000
2.591%, 01/24/2019 (3 Month LIBOR USD + 0.850%) (3)	250,000	251,058
2.900%, 01/27/2020 (3 Month LIBOR USD + 1.140%) (3)	500,000	506,214
MUFG Union Bank NA:
2.625%, 09/26/2018	2,418,000	2,416,563
2.250%, 05/06/2019	700,000	694,990
National Bank of Canada,
2.631%, 06/12/2020 (3 Month LIBOR USD + 0.560%) (1)(3)	4,000,000	4,020,444
Nomura Holdings, Inc.,
2.750%, 03/19/2019 (1)	2,210,000	2,208,167
Nordea Bank AB,
2.922%, 09/30/2019 (3 Month LIBOR USD + 0.620%) (1)(2)(3)	1,500,000	1,506,877
PNC Bank NA,
2.200%, 01/28/2019	2,240,000	2,230,305
Regions Bank,
7.500%, 05/15/2018	1,724,000	1,733,586
Reliance Standard Life Global Funding II,
2.150%, 10/15/2018 (2)	1,500,000	1,495,523
Santander Holdings USA, Inc.,
3.450%, 08/27/2018	425,000	425,807
Skandinaviska Enskilda Banken AB,
2.375%, 11/20/2018 (1)(2)	3,000,000	2,994,132
Societe Generale SA,
3.388%, 10/01/2018 (3 Month LIBOR USD + 1.080%) (1)(3)	1,500,000	1,506,265
Standard Chartered PLC,
2.371%, 04/17/2018 (3 Month LIBOR USD + 0.640%) (1)(2)(3)	1,200,000	1,200,145
Sumitomo Mitsui Banking Corp.:
2.484%, 07/23/2018 (3 Month LIBOR USD + 0.740%) (1)(3)	1,350,000	1,352,316
2.409%, 10/19/2018 (3 Month LIBOR USD + 0.670%) (1)(3)	1,000,000	1,002,596
Sumitomo Mitsui Trust Bank Ltd,
2.535%, 03/06/2019 (3 Month LIBOR USD + 0.510%) (1)(2)(3)	2,000,000	2,003,056
Svenska Handelsbanken AB,
2.668%, 06/17/2019 (3 Month LIBOR USD + 0.490%) (1)(3)	850,000	852,932
Synchrony Financial:
2.600%, 01/15/2019	2,400,000	2,394,657
3.017%, 02/03/2020 (3 Month LIBOR USD + 1.230%) (3)	1,000,000	1,013,004
UBS AG,
5.750%, 04/25/2018 (1)	1,000,000	1,002,090
UBS Group Funding Switzerland AG,
3.726%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	500,000	511,008
Wells Fargo & Co.,
2.447%, 01/30/2020 (3 Month LIBOR USD + 0.680%) (3)	1,000,000	1,005,046
Westpac Banking Corp.,
4.625%, 06/01/2018 (1)	1,838,000	1,844,695
		115,034,066	19.6%
Total Corporate Bonds		302,770,207	51.6%

Taxable Municipal Bonds
Iowa Higher Education Loan Authority,
2.000%, 12/01/2018 (Callable 06/01/2018)	1,000,000	997,220
Louisiana Public Facilities Authority,
1.838%, 12/15/2018	515,000	513,254
		1,510,474	0.3%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal National Mortgage Association (FNMA):
5.000%, 12/01/2019	62,214	63,193
4.500%, 04/01/2020	104,556	105,339
5.000%, 04/01/2020	114,954	116,968
		285,500	0.1%
Non-U.S. Government Agency Issues
Aames Mortgage Investment Trust,
Series 2006-1, Class A3, 2.192%, 04/25/2036 (1 Month LIBOR USD + 0.320%) (3)	234,416	234,503
Accredited Mortgage Loan Trust,
Series 2005-4, Class A2D, 2.192%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	426,647	425,940
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1B1, 2.062%, 02/25/2036 (1 Month LIBOR USD + 0.190%) (3)	68,735	68,738
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 2.652%, 02/25/2035 (1 Month LIBOR USD + 0.780%) (3)	2,340,530	2,343,175
Series 2006-NC1, Class A3, 2.082%, 01/25/2036 (1 Month LIBOR USD + 0.210%) (3)	1,421,874	1,420,579
Series 2006-RFC1, Class A3, 2.022%, 05/25/2036 (1 Month LIBOR USD + 0.150%) (3)	482,659	481,994
Series 2007-HE1, Class A2, 2.022%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	1,624,410	1,609,569
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-WFH2, Class A4, 2.222%, 03/25/2037 (1 Month LIBOR USD + 0.350%) (3)	1,874,462	1,868,130
Series 2007-AMC4, Class A2C, 2.042%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	712,470	707,091
Countrywide Asset-Backed Certificates,
Series 2006-BC4, Class 2A2, 2.032%, 11/25/2036 (1 Month LIBOR USD + 0.160%) (3)	1,294,513	1,286,403
CWABS Asset-Backed Certificates Trust,
Series 2006-14, Class 2A2, 2.022%, 02/25/2037 (1 Month LIBOR USD + 0.150%) (3)	1,601,445	1,594,230
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A2, 2.062%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	2,349,793	2,347,761
GSAMP Trust,
Series 2006-HE4, Class A2C, 2.022%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	616,487	610,488
Home Equity Asset Trust:
Series 2006-2, Class 2A4, 2.182%, 05/25/2036 (1 Month LIBOR USD + 0.310%) (2)(3)	2,836,162	2,842,928
Series 2006-3, Class 1A1, 2.072%, 07/25/2036 (1 Month LIBOR USD + 0.200%) (3)	1,420,011	1,418,433
Series 2007-2, Class 2A2, 2.057%, 07/25/2037 (1 Month LIBOR USD + 0.185%) (3)	483,454	482,184
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3, 2.042%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	147,145	147,079
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	46,762	47,267
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 2.322%, 09/25/2035 (1 Month LIBOR USD + 0.450%) (3)	199,547	199,833
RASC Series Trust:
Series 2005-KS9, Class M2, 2.302%, 10/25/2035 (1 Month LIBOR USD + 0.430%) (3)	1,719,624	1,720,372
Series 2006-KS8, Class A3, 2.032%, 10/25/2036 (1 Month LIBOR USD + 0.160%) (3)	601,038	600,372
Saxon Asset Securities Trust,
Series 2006-1, Class A2C, 2.192%, 03/25/2036 (1 Month LIBOR USD + 0.320%) (3)	70,047	70,004
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 2.132%, 12/25/2035 (1 Month LIBOR USD + 0.260%) (3)	136,669	136,650
Series 2006-OPT2, Class A3, 2.052%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	2,156,457	2,150,115
Towd Point Mortgage Trust,
Series 2017-5, Class A1, 2.472%, 02/25/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	1,691,705	1,697,783
		26,511,621	4.5%
		26,797,121	4.6%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K008, Class A1, 2.746%, 12/25/2019	479,097	479,785
Series K009, Class A1, 2.757%, 05/25/2020	402,438	402,682
		882,467	0.2%
Other Asset Backed Securities
Ally Auto Receivables Trust,
Series 2015-1, Class A3, 1.390%, 09/16/2019	351,356	350,840
American Express Credit Account Master Trust,
Series 2017-4, Class A, 1.640%, 12/15/2021	2,500,000	2,475,683
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 1.910%, 04/15/2026 (2)	1,800,000	1,790,131
Bank of The West Auto Trust,
Series 2014-1, Class A4, 1.650%, 03/16/2020 (2)	2,084,906	2,084,168
Barclays Dryrock Issuance Trust,
Series 2015-2, Class A, 1.560%, 03/15/2021	3,000,000	2,997,629
BMW Vehicle Lease Trust,
Series 2016-2, Class A4, 1.570%, 02/20/2020	2,450,000	2,425,617
California Republic Auto Receivables Trust,
Series 2015-3, Class A3, 1.620%, 11/15/2019	99,653	99,619
Capital Auto Receivables Asset Trust,
Series 2016-3, Class A3, 1.540%, 08/20/2020	2,697,718	2,682,636
Carmax Auto Owner Trust,
Series 2014-4, Class A3, 1.250%, 11/15/2019	118,460	118,304
Chase Issuance Trust,
Series 2016-A5, Class A5, 1.270%, 07/15/2021	1,470,000	1,446,005
Chesapeake Funding II LLC,
Series 2016-2A, Class A1, 1.880%, 06/15/2028 (2)	3,406,722	3,387,820
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A2, 1.360%, 01/15/2020 (2)	550,758	550,555
Citibank Credit Card Issuance Trust,
Series 2014-A8, Class A8, 1.730%, 04/09/2020	4,000,000	3,999,636
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 (4)	389,971	411,597
Dell Equipment Finance Trust,
Series 2017-2, Class A2A, 1.970%, 02/24/2020 (2)	2,600,000	2,588,051
Discover Card Execution Note Trust,
Series 2014-A4, Class A4, 2.120%, 12/15/2021	2,400,000	2,387,160
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 1.590%, 02/22/2021 (2)	669,616	669,045
First National Master Note Trust,
Series 2017-1, Class A, 2.177%, 04/18/2022 (1 Month LIBOR USD + 0.400%) (3)	4,150,000	4,157,563
Ford Credit Auto Lease Trust,
Series 2017-A, Class A3, 1.880%, 04/15/2020	2,500,000	2,485,414
Ford Credit Auto Owner Trust:
Series 2015-B, Class A3, 1.160%, 11/15/2019	967,043	964,536
Series 2015-A, Class A4, 1.640%, 06/15/2020	1,447,000	1,440,293
Series 2016-A, Class A4, 1.600%, 06/15/2021	2,540,000	2,505,900
Series 2014-1, Class A, 2.260%, 11/15/2025 (2)	2,500,000	2,490,981
GM Financial Automobile Leasing Trust:
Series 2016-3, Class A2A, 1.350%, 02/20/2019	684,622	683,780
Series 2017-1A, Class A2A, 1.510%, 03/16/2020 (2)	3,524,841	3,511,080
Harley-Davidson Motorcycle Trust:
Series 2015-2, Class A3, 1.300%, 03/16/2020	411,810	411,235
Series 2015-1, Class A3, 1.410%, 06/15/2020	525,575	523,974
Honda Auto Receivables Owner Trust:
Series 2016-1, Class A3, 1.220%, 12/18/2019	592,648	589,309
Series 2015-1, Class A4, 1.320%, 11/16/2020	1,399,705	1,400,526
Hyundai Auto Lease Securitization Trust:
Series 2016-A, Class A3, 1.600%, 07/15/2019 (2)	1,587,464	1,585,758
Series 2015-B, Class A4, 1.660%, 07/15/2019 (2)	382,859	382,729
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (2)	111,233	111,147
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Class A3, 1.340%, 12/16/2019	1,261,178	1,257,163
MMAF Equipment Finance LLC:
Series 2016-AA, Class A2, 1.390%, 12/17/2018 (2)	426,885	426,592
Series 2013-AA, Class A4, 1.680%, 05/11/2020 (2)	1,167,465	1,166,004
Series 2014-AA, Class A4, 1.590%, 02/08/2022 (2)	2,068,386	2,051,963
Nissan Auto Lease Trust:
Series 2017-A, Class A2A, 1.640%, 09/16/2019	3,170,531	3,155,087
Series 2017-B, Class A2A, 1.830%, 12/16/2019	2,375,000	2,366,435
Nissan Auto Receivables Owner Trust:
Series 2015-C, Class A3, 1.370%, 05/15/2020	1,991,970	1,979,852
Series 2017-B, Class A2A, 1.560%, 05/15/2020	3,250,000	3,232,995
Series 2016-C, Class A3, 1.180%, 01/15/2021	2,925,000	2,889,398
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	2,154,000	2,121,759
Santander Retail Auto Lease Trust,
Series 2017-A, Class A2A, 2.020%, 03/20/2020 (2)	4,000,000	3,977,887
Springleaf Funding Trust,
Series 2015-AA, Class A, 3.160%, 11/15/2024 (2)	1,434,531	1,435,821
Tesla Auto Lease Trust,
Series 2018-A, Class A, 2.320%, 12/20/2019 (2)	2,387,981	2,383,245
Toyota Auto Receivables Owner Trust:
Series 2015-A, Class A3, 1.120%, 02/15/2019	35,084	35,077
Series 2017-C, Class A2A, 1.580%, 07/15/2020	2,535,000	2,519,874
Verizon Owner Trust,
Series 2016-1A, Class A, 1.420%, 01/20/2021 (2)	5,168,000	5,121,601
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.230%, 08/15/2022	5,000,000	4,991,025
Series 2012-A, Class A, 3.140%, 01/17/2023	440,000	441,814
		95,262,313	16.2%
Total Long-Term Investments (Cost $570,074,154)		569,474,469	97.1%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.51% (5)	23,348,018	23,348,018
Total Short-Term Investment (Cost $23,348,018)		23,348,018	4.0%
Total Investments (Cost $593,422,172)		592,822,487	101.1%
Liabilities in Excess of Other Assets		(6,196,651)	(1.1)%
TOTAL NET ASSETS		$586,625,836	100.0%

Notes to Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2018, the value of these securities total $125,852,245, which represents 21.45% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2018.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2018.
(5)	7-Day Yield.

Baird Ultra Short Bond Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
 Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
 Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$142,251,887	$–	$142,251,887
Corporate Bonds	–	302,770,207	–	302,770,207
Taxable Municipal Bonds	–	1,510,474	–	1,510,474
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	285,500	–	285,500
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	26,511,621	–	26,511,621
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	882,467	–	882,467
Other Asset Backed Securities	–	95,262,313	–	95,262,313
Total Long-Term Investments	–	569,474,469	–	569,474,469
Short-Term Investment
Money Market Mutual Fund	23,348,018	–	–	23,348,018
Total Short-Term Investment	23,348,018	–	–	23,348,018
Total Investments	$23,348,018	$569,474,469	$–	$592,822,487

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. Transfers between levels are recognized at the end of the reporting period. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 08/31/2020	$747,250,000	$730,144,984
1.125%, 09/30/2021	643,225,000	614,455,759
		1,344,600,743	23.6%
Other Government Related Securities
CNOOC Finance Ltd.,
1.750%, 05/09/2018 (1)	1,000,000	998,870
Electricite de France SA,
4.600%, 01/27/2020 (1)(2)	2,926,000	3,004,999
Japan Bank for International Cooperation,
2.125%, 07/21/2020 (1)	20,900,000	20,606,667
The Korea Development Bank,
3.000%, 03/17/2019 (1)	2,475,000	2,478,956
Korea Hydro & Nuclear Power Co. Ltd.,
2.875%, 10/02/2018 (1)(2)	3,000,000	2,996,397
Nexen Energy ULC,
6.200%, 07/30/2019 (1)	2,065,000	2,142,417
Petroleos Mexicanos,
8.000%, 05/03/2019 (1)	9,963,000	10,448,696
Sinopec Group Overseas Development [2013] Ltd.,
1.875%, 04/24/2018 (1)(2)	4,500,000	4,497,581
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	8,000,000	7,880,741
Sinopec Group Overseas Development [2016] Ltd.:
2.125%, 05/03/2019 (1)(2)	7,000,000	6,933,332
1.750%, 09/29/2019 (1)(2)	2,375,000	2,328,899
Sinopec Group Overseas Development [2017] Ltd.,
2.375%, 04/12/2020 (1)(2)	10,125,000	9,967,688
		74,285,243	1.3%
Corporate Bonds
Industrials
21st Century Fox America, Inc.,
6.900%, 03/01/2019	10,950,000	11,349,427
A.P. Meoller - Maersk A/S,
2.550%, 09/22/2019 (1)(2)	4,550,000	4,525,722
Abbott Laboratories:
2.350%, 11/22/2019	8,894,000	8,817,349
4.125%, 05/27/2020	480,000	491,219
AbbVie, Inc.,
1.800%, 05/14/2018	11,950,000	11,941,287
Actavis Funding SCS:
2.450%, 06/15/2019 (1)	3,000,000	2,977,134
3.000%, 03/12/2020 (1)	3,900,000	3,879,891
3.326%, 03/12/2020 (3 Month LIBOR USD + 1.255%) (1)(3)	1,000,000	1,011,833
Allergan Funding SCS,
3.450%, 03/15/2022 (1)	2,850,000	2,825,634
Amgen, Inc.,
5.700%, 02/01/2019	10,000,000	10,242,347
Anadarko Petroleum Corp.,
8.700%, 03/15/2019	2,970,000	3,124,829
Anglo American Capital PLC:
3.625%, 05/14/2020 (1)(2)	5,000,000	5,017,152
4.125%, 04/15/2021 (1)(2)	22,700,000	23,027,107
Anheuser-Busch InBev Finance, Inc.,
1.900%, 02/01/2019	11,425,000	11,391,743
AT&T, Inc.:
5.800%, 02/15/2019	3,000,000	3,075,939
2.300%, 03/11/2019	9,682,000	9,646,615
3.232%, 06/30/2020 (3 Month LIBOR USD + 0.930%) (3)	4,000,000	4,042,077
2.800%, 02/17/2021	11,025,000	10,916,967
Baxalta, Inc.:
2.000%, 06/22/2018	9,200,000	9,186,252
3.028%, 06/22/2018 (3 Month LIBOR USD + 0.780%) (3)	3,500,000	3,503,515
Becton Dickinson and Co.:
2.404%, 06/05/2020	10,350,000	10,149,647
4.400%, 01/15/2021 (2)	16,850,000	17,200,986
3.125%, 11/08/2021	1,000,000	983,945
Bemis Co., Inc.,
6.800%, 08/01/2019	9,075,000	9,520,509
Boardwalk Pipelines LP,
5.750%, 09/15/2019	10,750,000	11,121,148
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.375%, 01/15/2020	27,000,000	26,623,270
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	10,255,000	10,895,982
3.500%, 11/24/2020	9,750,000	9,783,422
Campbell Soup Co.,
3.300%, 03/15/2021	9,550,000	9,606,655
Cardinal Health, Inc.,
1.948%, 06/14/2019	14,700,000	14,540,559
Carlisle Cos, Inc.,
5.125%, 12/15/2020	2,950,000	3,078,300
Celgene Corp.,
2.875%, 02/19/2021	7,000,000	6,950,399
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	20,000,000	20,686,000
Charter Communications Operating LLC,
3.579%, 07/23/2020	3,000,000	3,008,446
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.523%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	5,050,000	5,080,403
CK Hutchison International Ltd.,
2.250%, 09/29/2020 (1)(2)	20,000,000	19,633,554
CNH Industrial Capital LLC:
3.375%, 07/15/2019	921,000	918,697
4.375%, 11/06/2020	9,810,000	10,018,462
4.875%, 04/01/2021	2,554,000	2,627,428
3.875%, 10/15/2021	10,560,000	10,553,242
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018 (1)	1,798,000	1,795,932
Columbia Pipeline Group, Inc.:
2.450%, 06/01/2018	9,900,000	9,893,679
3.300%, 06/01/2020	6,575,000	6,561,300
Conagra Brands, Inc.,
2.204%, 10/09/2020 (3 Month LIBOR USD + 0.500%) (3)	20,000,000	20,014,504
ConAgra Foods, Inc.,
4.950%, 08/15/2020	4,500,000	4,672,357
CVS Health Corp.:
2.800%, 07/20/2020	6,725,000	6,677,008
3.350%, 03/09/2021	19,550,000	19,656,411
2.125%, 06/01/2021	5,000,000	4,830,519
Daimler Finance North America LLC:
2.633%, 08/01/2018 (3 Month LIBOR USD + 0.860%) (2)(3)	2,000,000	2,004,031
1.500%, 07/05/2019 (2)	5,700,000	5,603,701
2.200%, 05/05/2020 (2)	5,000,000	4,906,925
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 (1)	3,900,000	3,961,264
2.311%, 01/17/2020 (3 Month LIBOR USD + 0.580%) (1)(2)(3)	8,000,000	8,028,786
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (2)	19,135,000	19,221,550
4.420%, 06/15/2021 (2)	9,000,000	9,231,912
Discovery Communications LLC,
2.200%, 09/20/2019	10,000,000	9,897,706
The Dow Chemical Co.,
8.550%, 05/15/2019	14,777,000	15,684,590
DXC Technology Co.:
2.875%, 03/27/2020	23,714,000	23,581,909
2.956%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	2,000,000	2,002,369
4.450%, 09/18/2022	3,000,000	3,105,589
Ecolab, Inc.,
2.000%, 01/14/2019	14,250,000	14,164,944
El du Pont de Nemours & Co.,
2.200%, 05/01/2020	5,000,000	4,930,886
Enable Midstream Partners LP,
2.400%, 05/15/2019	3,000,000	2,968,163
Enbridge Energy Partners LP:
9.875%, 03/01/2019	4,150,000	4,398,083
4.375%, 10/15/2020	9,805,000	10,022,308
Energy Transfer Partners LP:
2.500%, 06/15/2018	4,000,000	4,000,722
9.700%, 03/15/2019	6,994,000	7,418,126
4.150%, 10/01/2020	12,500,000	12,673,657
Energy Transfer Partners LP / Regency Energy Finance Corp.,
5.750%, 09/01/2020	1,175,000	1,228,978
Enterprise Products Operating LLC:
6.650%, 04/15/2018	5,000,000	5,005,629
1.650%, 05/07/2018	2,000,000	1,998,080
EQT Corp.,
2.500%, 10/01/2020	15,000,000	14,666,305
ERAC USA Finance LLC,
2.350%, 10/15/2019 (2)	19,000,000	18,809,223
Express Scripts Holding Co.:
2.250%, 06/15/2019	2,157,000	2,143,692
2.600%, 11/30/2020	14,425,000	14,166,021
2.756%, 11/30/2020 (3 Month LIBOR USD + 0.750%) (3)	7,000,000	7,008,405
3.300%, 02/25/2021	5,000,000	4,990,904
Federal Express Corp. Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	459,836	477,080
FedEx Corp.,
2.300%, 02/01/2020	2,000,000	1,978,999
Fidelity National Information Services, Inc.:
2.000%, 04/15/2018	2,295,000	2,294,350
2.850%, 10/15/2018	11,640,000	11,645,329
3.625%, 10/15/2020	1,673,000	1,694,015
Fiserv, Inc.,
2.700%, 06/01/2020	3,500,000	3,477,767
FMC Corp.,
5.200%, 12/15/2019	4,496,000	4,637,777
Ford Motor Credit Co. LLC:
2.021%, 05/03/2019	7,000,000	6,925,195
1.897%, 08/12/2019	10,000,000	9,841,753
2.681%, 01/09/2020	5,000,000	4,957,942
3.200%, 01/15/2021	4,505,000	4,467,891
3.470%, 04/05/2021	2,500,000	2,496,709
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	20,000,000	20,877,124
Fortive Corp.,
1.800%, 06/15/2019	4,650,000	4,594,096
Fresenius Medical Care US Finance II, Inc.:
6.500%, 09/15/2018 (2)	1,750,000	1,776,268
4.125%, 10/15/2020 (2)	19,325,000	19,656,424
Fresenius Medical Care US Finance, Inc.,
5.750%, 02/15/2021 (2)	4,782,000	5,053,139
General Motors Financial Co., Inc.:
3.100%, 01/15/2019	2,825,000	2,828,041
2.400%, 05/09/2019	4,000,000	3,979,842
2.650%, 04/13/2020	3,425,000	3,382,043
2.593%, 08/07/2020 (3 Month LIBOR USD + 0.800%) (3)	7,000,000	7,006,669
3.700%, 11/24/2020	1,409,000	1,421,767
4.200%, 03/01/2021	1,215,000	1,238,009
3.200%, 07/06/2021	8,500,000	8,426,431
Georgia-Pacific LLC:
2.539%, 11/15/2019 (2)	8,750,000	8,696,940
5.400%, 11/01/2020 (2)	9,968,000	10,537,954
Gilead Sciences, Inc.,
2.550%, 09/01/2020	5,000,000	4,959,642
Glencore Funding LLC:
2.500%, 01/15/2019 (2)	600,000	597,498
3.080%, 01/15/2019 (3 Month LIBOR USD + 1.360%) (2)(3)	6,395,000	6,428,254
3.125%, 04/29/2019 (2)	5,154,000	5,159,154
Grupo Bimbo SAB de CV,
4.875%, 06/30/2020 (1)(2)	27,800,000	28,791,797
Harris Corp.:
1.999%, 04/27/2018	17,030,000	17,025,839
2.700%, 04/27/2020	1,000,000	991,200
HCA, Inc.,
6.500%, 02/15/2020	21,500,000	22,548,125
Hewlett Packard Enterprise Co.:
2.850%, 10/05/2018	16,000,000	16,016,435
3.626%, 10/05/2018 (3 Month LIBOR USD + 1.930%) (3)	9,000,000	9,079,353
2.100%, 10/04/2019 (2)	5,000,000	4,934,108
HP, Inc.,
2.662%, 01/14/2019 (3 Month LIBOR USD + 0.940%) (3)	5,700,000	5,720,986
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	8,000,000	8,345,480
Hyundai Capital America:
2.400%, 10/30/2018 (2)	8,125,000	8,101,562
2.500%, 03/18/2019 (2)	3,000,000	2,981,613
1.750%, 09/27/2019 (2)	5,000,000	4,894,021
2.750%, 09/18/2020 (2)	10,000,000	9,848,987
3.450%, 03/12/2021 (2)	5,000,000	5,001,048
Hyundai Capital Services, Inc.,
1.625%, 08/30/2019 (1)(2)	1,455,000	1,422,614
The JM Smucker Co.,
2.500%, 03/15/2020	2,725,000	2,695,558
Keysight Technologies, Inc.,
3.300%, 10/30/2019	28,625,000	28,680,067
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	2,692,000	2,821,341
6.500%, 04/01/2020	22,320,000	23,635,454
Kinder Morgan, Inc.,
7.250%, 06/01/2018	1,710,000	1,721,240
Kraft Heinz Foods Co.:
2.000%, 07/02/2018	10,000,000	9,990,012
5.375%, 02/10/2020	2,250,000	2,342,079
2.381%, 02/10/2021 (3 Month LIBOR USD + 0.570%) (3)	15,000,000	14,959,037
Laboratory Corp. of America Holdings:
2.500%, 11/01/2018	12,050,000	12,039,784
2.625%, 02/01/2020	2,000,000	1,984,223
LyondellBasell Industries NV,
5.000%, 04/15/2019 (1)	2,260,000	2,294,232
Marathon Petroleum Corp.,
3.400%, 12/15/2020	15,000,000	15,120,809
Martin Marietta Materials, Inc.:
2.702%, 12/20/2019 (3 Month LIBOR USD + 0.500%) (3)	1,250,000	1,251,907
2.554%, 05/22/2020 (3 Month LIBOR USD + 0.650%) (3)	5,400,000	5,421,116
Masco Corp.:
7.125%, 03/15/2020	40,000	42,888
3.500%, 04/01/2021	3,881,000	3,897,378
McDonald's Corp.,
2.100%, 12/07/2018	9,500,000	9,472,687
Medtronic, Inc.,
2.925%, 03/15/2020 (3 Month LIBOR USD + 0.800%) (3)	2,250,000	2,276,839
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (2)	31,303,000	31,033,486
Mondelez International Holdings Netherlands BV,
1.625%, 10/28/2019 (1)(2)	9,750,000	9,549,120
Mondelez International, Inc.,
2.293%, 02/01/2019 (3 Month LIBOR USD + 0.520%) (3)	9,337,000	9,361,853
Motiva Enterprises LLC,
5.750%, 01/15/2020 (2)	3,106,000	3,231,040
Mylan NV:
3.000%, 12/15/2018 (1)	14,095,000	14,094,785
2.500%, 06/07/2019 (1)	7,000,000	6,945,602
3.150%, 06/15/2021 (1)	3,000,000	2,958,153
Mylan, Inc.:
2.600%, 06/24/2018	1,150,000	1,148,943
2.550%, 03/28/2019	5,000,000	4,974,201
NetApp, Inc.,
2.000%, 09/27/2019	5,000,000	4,922,556
Newell Brands, Inc.:
2.600%, 03/29/2019	798,000	794,386
3.150%, 04/01/2021	24,283,000	24,029,758
Nissan Motor Acceptance Corp.:
2.650%, 09/26/2018 (2)	4,760,000	4,761,640
2.150%, 07/13/2020 (2)	20,000,000	19,604,838
2.150%, 09/28/2020 (2)	4,300,000	4,211,047
Norfolk Southern Railway Co.,
9.750%, 06/15/2020	2,000,000	2,287,910
Northern Border Pipeline Co.,
7.500%, 09/15/2021	4,500,000	4,970,381
NXP BV / NXP Funding LLC,
3.750%, 06/01/2018 (1)(2)	18,215,000	18,238,680
ONEOK Partners LP,
8.625%, 03/01/2019	1,500,000	1,574,697
Pentair Finance SA:
2.900%, 09/15/2018 (1)	15,195,000	15,198,272
2.650%, 12/01/2019 (1)	10,353,000	10,257,544
Perrigo Finance Unlimited Co.:
3.500%, 03/15/2021 (1)	3,138,000	3,139,106
3.500%, 12/15/2021 (1)	2,401,000	2,411,356
Petrofac Ltd.,
3.400%, 10/10/2018 (1)(2)	20,050,000	19,874,563
Phillips 66 Partners LP,
2.646%, 02/15/2020	2,000,000	1,980,940
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	1,000,000	1,003,513
Potash Corp of Saskatchewan, Inc.:
6.500%, 05/15/2019 (1)	13,500,000	13,983,080
4.875%, 03/30/2020 (1)	13,000,000	13,397,932
Reliance Holding USA, Inc.,
4.500%, 10/19/2020 (2)	16,778,000	17,227,685
Republic Services, Inc.:
3.800%, 05/15/2018	20,175,000	20,194,786
5.500%, 09/15/2019	6,446,000	6,678,023
Rogers Communications, Inc.,
6.800%, 08/15/2018 (1)	3,233,000	3,283,758
Rolls-Royce PLC,
2.375%, 10/14/2020 (1)(2)	5,000,000	4,922,063
Royal Caribbean Cruises Ltd.,
2.650%, 11/28/2020 (1)	5,000,000	4,925,271
Sabine Pass Liquefaction LLC,
5.625%, 02/01/2021	16,550,000	17,400,678
Sherwin-Williams Co.:
7.250%, 06/15/2019	2,513,000	2,646,918
2.250%, 05/15/2020	6,200,000	6,097,099
Shire Acquisitions Investments Ireland DAC:
1.900%, 09/23/2019 (1)	9,775,000	9,613,671
2.400%, 09/23/2021 (1)	1,450,000	1,400,007
Smithfield Foods, Inc.:
2.700%, 01/31/2020 (2)	14,875,000	14,664,501
2.650%, 10/03/2021 (2)	16,000,000	15,319,662
Solvay Finance America LLC,
3.400%, 12/03/2020 (2)	8,790,000	8,835,195
Stryker Corp.,
2.000%, 03/08/2019	6,250,000	6,208,571
Telefonica Emisiones SAU,
5.462%, 02/16/2021 (1)	12,577,000	13,370,622
Teva Pharmaceutical Finance Netherlands III BV:
1.700%, 07/19/2019 (1)	7,000,000	6,768,841
2.200%, 07/21/2021 (1)	15,654,000	14,096,458
Time Warner Cable LLC:
6.750%, 07/01/2018	6,000,000	6,056,542
8.750%, 02/14/2019	4,395,000	4,602,202
8.250%, 04/01/2019	2,564,000	2,690,779
Time Warner, Inc.,
4.875%, 03/15/2020	3,225,000	3,334,555
Total Capital International SA,
2.528%, 06/19/2019 (3 Month LIBOR USD + 0.350%) (1)(3)	7,700,000	7,722,478
Total System Services, Inc.,
2.375%, 06/01/2018	2,075,000	2,073,130
TransCanada PipeLines Ltd.,
3.125%, 01/15/2019 (1)	6,800,000	6,825,315
TSMC Global Ltd.,
1.625%, 04/03/2018 (1)(2)	15,919,000	15,919,000
TTX Co.,
2.250%, 02/01/2019 (2)	7,450,000	7,417,877
Valero Energy Corp.,
9.375%, 03/15/2019	10,349,000	10,972,585
Verisk Analytics, Inc.:
4.875%, 01/15/2019	19,150,000	19,453,088
5.800%, 05/01/2021	4,949,000	5,302,214
Verizon Communications, Inc.:
3.000%, 11/01/2021	7,000,000	6,945,769
2.946%, 03/15/2022	23,880,000	23,478,553
Vulcan Materials Co.:
2.725%, 06/15/2020 (3 Month LIBOR USD + 0.600%) (3)	11,630,000	11,612,646
2.570%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	16,000,000	16,004,695
Walgreen Co.,
5.250%, 01/15/2019	2,330,000	2,374,189
Yara International ASA,
7.875%, 06/11/2019 (1)(2)	500,000	527,058
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	27,610,000	27,310,234
Zoetis, Inc.,
3.450%, 11/13/2020	7,932,000	7,987,629
		1,725,968,911	30.3%
Utilities
CMS Energy Corp.,
8.750%, 06/15/2019	706,000	751,066
Dominion Resources, Inc.:
6.400%, 06/15/2018	3,550,000	3,576,615
2.962%, 07/01/2019 (6)	4,000,000	3,992,659
2.500%, 12/01/2019	9,500,000	9,389,303
Enel Finance International NV,
2.875%, 05/25/2022 (1)(2)	4,233,000	4,131,070
Exelon Corp.:
2.850%, 06/15/2020	2,425,000	2,403,242
5.150%, 12/01/2020	7,775,000	8,093,911
Exelon Generation Co LLC:
2.950%, 01/15/2020	7,500,000	7,479,101
4.000%, 10/01/2020	8,300,000	8,432,651
Iberdrola Finance Ireland Ltd.,
5.000%, 09/11/2019 (1)(2)	2,400,000	2,466,191
Mississippi Power Co.,
2.942%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	5,475,000	5,476,900
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	1,075,000	1,122,956
NextEra Energy Capital Holdings, Inc.,
1.649%, 09/01/2018	6,575,000	6,544,330
NV Energy, Inc.,
6.250%, 11/15/2020	1,668,000	1,800,187
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (2)	7,805,340	8,518,226
Public Service Co. of New Mexico,
7.950%, 05/15/2018	1,431,000	1,439,976
Sempra Energy:
9.800%, 02/15/2019	2,575,000	2,726,296
2.209%, 01/15/2021 (3 Month LIBOR USD + 0.500%) (3)	1,425,000	1,426,044
The Southern Co.:
1.850%, 07/01/2019	4,750,000	4,686,162
2.750%, 06/15/2020	19,000,000	18,839,014
Southern Power Co.,
1.950%, 12/15/2019	4,600,000	4,519,488
UIL Holdings Corp.,
4.625%, 10/01/2020	1,750,000	1,809,129
		109,624,517	1.9%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (1)(2)	1,150,000	1,149,413
2.100%, 01/18/2019 (1)(2)	18,000,000	17,906,940
1.800%, 09/20/2019 (1)(2)	4,750,000	4,673,592
American Express Credit Corp.,
2.329%, 08/15/2019 (3 Month LIBOR USD + 0.490%) (3)	2,000,000	2,007,165
American International Group, Inc.:
2.300%, 07/16/2019	1,400,000	1,386,991
3.375%, 08/15/2020	2,000,000	2,008,740
6.400%, 12/15/2020	16,900,000	18,222,458
Anthem, Inc.,
2.500%, 11/21/2020	14,325,000	14,082,273
ANZ New Zealand (Int'l) Ltd.:
2.600%, 09/23/2019 (1)(2)	3,350,000	3,332,953
2.200%, 07/17/2020 (1)(2)	10,000,000	9,803,491
2.850%, 08/06/2020 (1)(2)	3,000,000	2,979,634
Assurant, Inc.,
3.543%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	8,000,000	8,008,948
Australia & New Zealand Banking Group Ltd.,
2.250%, 06/13/2019 (1)	1,000,000	993,682
Bank of America Corp.:
2.600%, 01/15/2019	5,750,000	5,755,658
5.625%, 07/01/2020	2,000,000	2,109,723
5.875%, 01/05/2021	10,000,000	10,732,473
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	10,000,000	9,812,885
2.328%, 10/01/2021 (3 Month LIBOR USD + 0.630%) (3)	10,000,000	9,778,833
Bank of Montreal:
2.304%, 04/09/2018 (3 Month LIBOR USD + 0.600%) (1)(3)	1,325,000	1,325,066
1.800%, 07/31/2018 (1)	5,000,000	4,991,706
1.900%, 08/27/2021 (1)	10,000,000	9,604,671
The Bank of New York Mellon Corp.,
2.333%, 08/01/2018 (3 Month LIBOR USD + 0.560%) (3)	1,000,000	1,001,206
The Bank of Nova Scotia,
2.541%, 06/11/2018 (3 Month LIBOR USD + 0.470%) (1)(3)	3,500,000	3,501,373
The Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.150%, 09/14/2018 (1)(2)	6,300,000	6,283,888
Banque Federative du Credit Mutuel SA:
2.000%, 04/12/2019 (1)(2)	18,600,000	18,442,697
2.200%, 07/20/2020 (1)(2)	5,000,000	4,894,356
2.750%, 10/15/2020 (1)(2)	2,200,000	2,175,940
Barclays Bank PLC,
5.140%, 10/14/2020 (1)	5,506,000	5,686,082
Barclays PLC:
2.875%, 06/08/2020 (1)	3,000,000	2,967,963
3.250%, 01/12/2021 (1)	15,175,000	15,065,770
BNP Paribas SA:
2.400%, 12/12/2018 (1)	1,600,000	1,599,715
2.375%, 05/21/2020 (1)	3,225,000	3,187,244
BNZ International Funding Ltd.,
2.350%, 03/04/2019 (1)(2)	7,250,000	7,216,005
BPCE SA:
2.500%, 12/10/2018 (1)	10,525,000	10,506,535
2.500%, 07/15/2019 (1)	1,000,000	994,454
3.000%, 05/22/2022 (1)(2)	10,000,000	9,794,360
Canadian Imperial Bank of Commerce,
1.600%, 09/06/2019 (1)	20,000,000	19,665,021
Capital One Financial Corp.,
2.500%, 05/12/2020	10,400,000	10,237,452
Capital One NA:
2.250%, 02/13/2019	1,500,000	1,491,875
2.400%, 09/05/2019	9,300,000	9,213,220
1.850%, 09/13/2019	5,000,000	4,915,232
Citigroup, Inc.:
1.700%, 04/27/2018	2,000,000	1,998,900
2.150%, 07/30/2018	3,975,000	3,968,546
2.050%, 12/07/2018	4,000,000	3,985,061
2.450%, 01/10/2020	14,825,000	14,687,235
2.700%, 03/30/2021	10,000,000	9,857,323
Citizens Bank NA:
2.500%, 03/14/2019	2,700,000	2,691,678
2.250%, 03/02/2020	5,000,000	4,914,331
2.200%, 05/26/2020	9,100,000	8,910,446
CNA Financial Corp.,
5.750%, 08/15/2021	6,000,000	6,447,557
Comerica Bank,
2.500%, 06/02/2020	7,000,000	6,913,365
Commonwealth Bank of Australia:
2.500%, 09/20/2018 (1)	2,150,000	2,149,306
1.750%, 11/02/2018 (1)	15,000,000	14,928,645
2.050%, 03/15/2019 (1)	1,500,000	1,491,416
Compass Bank,
2.750%, 09/29/2019	9,906,000	9,853,082
Credit Suisse:
2.750%, 03/26/2020 (1)	9,000,000	8,913,266
3.450%, 04/16/2021 (1)	7,000,000	6,998,673
Credit Suisse AG,
1.700%, 04/27/2018 (1)	2,500,000	2,499,125
Deutsche Bank AG:
3.184%, 01/18/2019 (3 Month LIBOR USD + 1.450%) (1)(3)	4,000,000	4,028,334
2.500%, 02/13/2019 (1)	8,000,000	7,967,856
2.950%, 08/20/2020 (1)	4,400,000	4,326,248
3.125%, 01/13/2021 (1)	5,515,000	5,426,040
3.150%, 01/22/2021 (1)	3,000,000	2,955,272
4.250%, 10/14/2021 (1)	5,000,000	5,078,507
Discover Bank:
2.600%, 11/13/2018	8,000,000	7,997,458
8.700%, 11/18/2019	7,395,000	8,006,976
3.100%, 06/04/2020	8,735,000	8,702,938
DNB Bank ASA,
2.125%, 10/02/2020 (1)(2)	14,300,000	13,992,386
Fifth Third Bancorp,
2.875%, 07/27/2020	5,000,000	4,990,283
First Horizon National Corp.,
3.500%, 12/15/2020	11,148,000	11,208,060
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	3,850,000	4,104,698
First Tennessee Bank NA,
2.950%, 12/01/2019	15,286,000	15,251,173
FMR LLC,
7.490%, 06/15/2019 (2)	1,000,000	1,054,217
Goldman Sachs Group, Inc.,
2.876%, 10/31/2022 (3 Month LIBOR USD + 0.821%) (3)	12,000,000	11,747,180
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	4,775,000	4,775,000
2.900%, 07/19/2018	1,000,000	1,001,432
7.500%, 02/15/2019	3,000,000	3,120,702
2.764%, 10/23/2019 (3 Month LIBOR USD + 1.020%) (3)	2,751,000	2,775,414
2.300%, 12/13/2019	12,000,000	11,871,684
3.000%, 04/26/2022	5,000,000	4,909,631
Guardian Life Global Funding,
2.000%, 04/26/2021 (2)	7,825,000	7,576,891
The Hartford Financial Services Group, Inc.:
6.000%, 01/15/2019	455,000	466,109
5.500%, 03/30/2020	1,947,000	2,035,625
HSBC Bank USA NA,
4.875%, 08/24/2020	10,000,000	10,354,111
HSBC Holdings PLC,
3.400%, 03/08/2021 (1)	5,000,000	5,023,192
HSBC USA, Inc.:
3.166%, 09/24/2018 (3 Month LIBOR USD + 0.880%) (3)	1,000,000	1,003,082
2.430%, 11/13/2019 (3 Month LIBOR USD + 0.610%) (3)	9,750,000	9,800,919
5.000%, 09/27/2020	4,805,000	4,989,980
Humana, Inc.,
2.500%, 12/15/2020	9,625,000	9,440,551
Huntington Bancshares, Inc.:
2.600%, 08/02/2018	7,375,000	7,373,734
3.150%, 03/14/2021	1,335,000	1,328,340
The Huntington National Bank,
2.000%, 06/30/2018	12,990,000	12,976,433
ING Bank NV:
1.650%, 08/15/2019 (1)(2)	10,000,000	9,843,290
2.500%, 10/01/2019 (1)(2)	8,961,000	8,902,985
Jackson National Life Global Funding,
2.200%, 01/30/2020 (2)	24,125,000	23,849,129
Jefferies Group LLC:
5.125%, 04/13/2018	4,836,000	4,838,708
8.500%, 07/15/2019	1,500,000	1,596,849
6.875%, 04/15/2021	7,133,000	7,776,105
JPMorgan Chase & Co.:
2.295%, 04/25/2018 (3 Month LIBOR USD + 0.550%) (3)	3,500,000	3,500,636
2.390%, 01/28/2019 (3 Month LIBOR USD + 0.630%) (3)	750,000	752,333
6.300%, 04/23/2019	5,000,000	5,187,900
2.250%, 01/23/2020	8,100,000	8,001,579
2.295%, 08/15/2021	10,550,000	10,257,633
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	18,000,000	17,621,154
KeyBank NA:
2.350%, 03/08/2019	6,500,000	6,475,506
1.600%, 08/22/2019	3,000,000	2,953,084
2.500%, 12/15/2019	5,325,000	5,292,043
Kookmin Bank,
1.625%, 08/01/2019 (1)(2)	8,000,000	7,843,280
LeasePlan Corp. NV,
2.500%, 05/16/2018 (1)(2)	16,435,000	16,424,486
Lloyds Bank PLC:
1.750%, 05/14/2018 (1)	5,825,000	5,819,985
2.000%, 08/17/2018 (1)	4,500,000	4,490,212
2.050%, 01/22/2019 (1)	4,000,000	3,978,708
6.500%, 09/14/2020 (1)(2)	1,543,000	1,646,111
Macquarie Bank Ltd.,
2.400%, 01/21/2020 (1)(2)	13,000,000	12,835,824
Macquarie Group Ltd,
6.000%, 01/14/2020 (1)(2)	15,475,000	16,199,806
Manufacturers & Traders Trust Co.,
3.092%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	282,000	281,720
Marsh & McLennan Cos, Inc.,
2.750%, 01/30/2022	7,000,000	6,886,644
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 09/13/2021 (1)	15,000,000	14,476,273
Mitsubishi UFJ Trust & Banking Corp.,
2.650%, 10/19/2020 (1)(2)	4,550,000	4,492,396
Mizuho Bank Ltd.:
2.935%, 10/20/2018 (3 Month LIBOR USD + 1.190%) (1)(2)(3)	2,500,000	2,512,956
2.450%, 04/16/2019 (1)(2)	2,400,000	2,389,242
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	12,350,000	12,098,903
3.189%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	3,000,000	3,071,335
Morgan Stanley:
6.625%, 04/01/2018	2,000,000	2,000,000
2.591%, 01/24/2019 (3 Month LIBOR USD + 0.850%) (3)	4,750,000	4,770,093
7.300%, 05/13/2019	15,125,000	15,848,745
2.900%, 01/27/2020 (3 Month LIBOR USD + 1.140%) (3)	4,000,000	4,049,712
2.294%, 02/10/2021 (3 Month LIBOR USD + 0.550%) (3)	9,850,000	9,855,418
2.675%, 07/22/2022 (3 Month LIBOR USD + 0.930%) (3)	10,000,000	10,037,900
National Australia Bank Ltd.,
2.250%, 01/10/2020 (1)	24,600,000	24,373,886
National Bank of Canada:
2.947%, 12/14/2018 (3 Month LIBOR USD + 0.840%) (1)(3)	1,000,000	1,004,601
2.150%, 06/12/2020 (1)	23,525,000	23,130,293
New York Life Global Funding,
1.550%, 11/02/2018 (2)	9,500,000	9,447,565
Nomura Holdings, Inc.:
2.750%, 03/19/2019 (1)	5,313,000	5,308,593
6.700%, 03/04/2020 (1)	3,654,000	3,895,203
Nordea Bank AB:
2.922%, 09/30/2019 (3 Month LIBOR USD + 0.620%) (1)(2)(3)	2,400,000	2,411,003
4.875%, 05/13/2021 (1)(2)	8,980,000	9,347,625
The Northern Trust Co.,
6.500%, 08/15/2018	4,075,000	4,130,610
Pricoa Global Funding I,
1.450%, 09/13/2019 (2)	12,000,000	11,756,196
Principal Life Global Funding II:
1.500%, 04/18/2019 (2)	3,000,000	2,961,010
2.150%, 01/10/2020 (2)	19,100,000	18,754,286
Protective Life Global Funding:
1.555%, 09/13/2019 (2)	18,000,000	17,667,727
2.161%, 09/25/2020 (2)	10,000,000	9,748,596
Prudential Financial, Inc.,
7.375%, 06/15/2019	7,000,000	7,373,146
RBC USA Holdco Corp.,
5.250%, 09/15/2020	3,310,000	3,485,260
Regions Bank,
7.500%, 05/15/2018	10,034,000	10,089,795
Regions Financial Corp.,
3.200%, 02/08/2021	16,500,000	16,469,733
Reliance Standard Life Global Funding II:
2.150%, 10/15/2018 (2)	13,000,000	12,961,202
2.500%, 04/24/2019 (2)	2,300,000	2,290,113
2.500%, 01/15/2020 (2)	6,000,000	5,940,176
The Royal Bank of Scotland PLC,
5.625%, 08/24/2020 (1)	2,450,000	2,581,336
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	5,401,000	5,387,734
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	4,000,000	3,962,304
3.125%, 01/08/2021 (1)	3,500,000	3,471,230
Santander UK PLC:
2.500%, 03/14/2019 (1)	10,000,000	9,965,272
2.125%, 11/03/2020 (1)	5,200,000	5,079,171
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (1)(2)	5,000,000	4,990,220
2.375%, 03/25/2019 (1)(2)	950,000	947,043
2.450%, 05/27/2020 (1)(2)	4,700,000	4,635,488
Societe Generale SA:
2.625%, 10/01/2018 (1)	5,700,000	5,697,810
3.388%, 10/01/2018 (3 Month LIBOR USD + 1.080%) (1)(3)	6,000,000	6,025,060
Standard Chartered PLC:
2.371%, 04/17/2018 (3 Month LIBOR USD + 0.640%) (1)(2)(3)	2,000,000	2,000,242
2.100%, 08/19/2019 (1)(2)	4,500,000	4,435,109
2.400%, 09/08/2019 (1)(2)	4,225,000	4,182,154
2.250%, 04/17/2020 (1)(2)	5,000,000	4,901,425
3.050%, 01/15/2021 (1)(2)	13,871,000	13,726,256
Stifel Financial Corp.,
3.500%, 12/01/2020	27,373,000	27,458,713
Sumitomo Mitsui Banking Corp.:
1.950%, 07/23/2018 (1)	3,500,000	3,495,515
1.762%, 10/19/2018 (1)	5,000,000	4,975,031
2.674%, 01/18/2019 (3 Month LIBOR USD + 0.940%) (1)(3)	1,000,000	1,004,804
2.450%, 01/16/2020 (1)	4,500,000	4,451,391
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 03/06/2019 (1)(2)	22,400,000	22,229,221
Svenska Handelsbanken AB:
2.668%, 06/17/2019 (3 Month LIBOR USD + 0.490%) (1)(3)	2,000,000	2,006,900
3.238%, 10/01/2020 (3 Month LIBOR USD + 0.930%) (1)(3)	10,000,000	10,151,009
Synchrony Financial:
2.600%, 01/15/2019	2,000,000	1,995,547
3.000%, 08/15/2019	13,350,000	13,309,748
2.700%, 02/03/2020	6,600,000	6,530,190
3.750%, 08/15/2021	3,000,000	3,025,089
Trinity Acquisition PLC,
3.500%, 09/15/2021 (1)	7,885,000	7,874,382
UBS AG,
5.750%, 04/25/2018 (1)	3,351,000	3,358,004
UBS Group Funding Jersey Ltd.,
3.000%, 04/15/2021 (1)(2)	3,000,000	2,968,321
UBS Group Funding Switzerland AG:
2.950%, 09/24/2020 (1)(2)	11,600,000	11,513,511
3.726%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	2,000,000	2,044,031
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	8,000,000	7,961,817
3.250%, 10/05/2020 (2)	5,000,000	5,005,935
Wells Fargo & Co.:
2.447%, 01/30/2020 (3 Month LIBOR USD + 0.680%) (3)	1,975,000	1,984,966
2.500%, 03/04/2021	3,900,000	3,829,145
Westpac Banking Corp.,
1.650%, 05/13/2019 (1)	4,650,000	4,593,219
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	8,995,000	9,572,993
		1,333,108,732	23.4%
Total Corporate Bonds		3,168,702,160	55.6%

Taxable Municipal Bonds
City of Bristol VA,
3.002%, 10/01/2020	8,210,000	8,289,309
City of Pittsburg CA,
5.864%, 07/01/2021	1,925,000	2,002,924
City of Williston ND,
3.100%, 07/15/2025 (Callable 04/19/2018)	2,015,000	2,013,872
Cook County School District No. 144,
2.500%, 12/01/2018	745,000	742,743
County of Sonoma CA,
5.070%, 12/01/2022	20,910,000	21,958,427
Fresno Joint Powers Financing Authority,
2.880%, 04/01/2021	1,685,000	1,646,919
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	8,560,000	8,670,938
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 04/30/2018)	175,000	177,921
Memphis-Shelby County Industrial Development Board,
2.222%, 11/01/2020	5,990,000	5,878,406
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)	7,035,000	7,133,349
New Jersey Economic Development Authority:
2.421%, 06/15/2018	10,000,000	9,999,300
–%, 02/15/2021	1,440,000	1,310,904
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	2,195,000	2,403,284
5.976%, 03/01/2024	3,950,000	4,195,176
Oakland Redevelopment Agency Successor Bonds,
2.271%, 09/01/2018	1,675,000	1,671,901
Public Finance Authority,
2.625%, 11/01/2019 (Callable 05/01/2018)	4,500,000	4,433,895
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2034 (Callable 10/01/2022)	5,605,000	5,547,829
San Diego Metropolitan Transit System,
4.840%, 12/01/2018	1,780,000	1,799,544
State of Hawaii Department of Business Economic Development & Tourism,
1.467%, 07/01/2022	7,742,565	7,648,028
State of Illinois:
4.350%, 06/01/2018	402,000	402,696
5.000%, 06/01/2019	19,000,000	19,486,780
Tulsa Airports Improvement Trust,
3.042%, 06/01/2018	100,000	100,100
		117,514,245	2.1%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A1B1, 2.062%, 02/25/2036 (1 Month LIBOR USD + 0.190%) (3)	1,216,075	1,216,133
Series 2006-OP1, Class A2C, 2.022%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	3,357,091	3,337,234
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	220,916	223,055
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (7)	91,399	91,602
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	134,113	134,880
Series 2004-8CB, Class A, 2.142%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	4,410,570	4,417,364
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (7)	75,527	75,035
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (7)	659,827	538,650
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 2.212%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	5,985,050	5,979,262
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1, 2.087%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	8,938,008	8,895,834
Banc of America Mortgage Trust,
Series 2004-B, Class 2A2, 3.921%, 03/25/2034 (4)	1,422,310	1,438,766
Carrington Mortgage Loan Trust:
Series 2006-NC1, Class A3, 2.082%, 01/25/2036 (1 Month LIBOR USD + 0.210%) (3)	7,553,708	7,546,825
Series 2006-OPT1, Class A3, 2.052%, 02/25/2036 (1 Month LIBOR USD + 0.180%) (3)	1,883,437	1,878,338
Countrywide Asset-Backed Certificates:
Series 2006-2, Class 2A3, 2.172%, 06/25/2036 (1 Month LIBOR USD + 0.300%) (3)	6,277,648	6,269,671
Series 2006-13, Class 1AF3, 4.432%, 01/25/2037 (4)	480,322	479,152
Series 2006-9, Class 1AF3, 4.574%, 10/25/2046 (4)(7)	709,160	656,215
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2, 3.794%, 12/25/2035 (6)	42,491	42,329
CWABS Asset-Backed Certificates Trust,
Series 2005-16, Class 3AV, 2.102%, 05/25/2036 (1 Month LIBOR USD + 0.230%) (3)	2,430,844	2,428,015
GE-WMC Asset-Backed Pass Through Certificates,
Series 2005-1, Class A2C, 2.592%, 10/25/2035 (1 Month LIBOR USD + 0.720%) (3)	466,339	466,625
GSAA Trust:
Series 2005-8, Class A4, 2.142%, 06/25/2035 (1 Month LIBOR USD + 0.270%) (3)	5,129,998	5,147,914
Series 2005-6, Class A3, 2.242%, 06/25/2035 (1 Month LIBOR USD + 0.370%) (3)	1,096,165	1,104,932
GSAMP Trust,
Series 2006-HE7, Class A2D, 2.102%, 10/25/2046 (1 Month LIBOR USD + 0.230%) (3)	10,848,963	10,780,830
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.002%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	3,364,925	3,349,800
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 3.536%, 07/25/2035 (4)	946,894	949,781
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	132,752	133,124
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	176,798	176,932
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	3,891,409	4,064,814
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.102%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	4,286,622	4,270,783
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A3, 2.042%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	1,312,508	1,310,895
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-5, Class A3, 2.082%, 12/25/2035 (1 Month LIBOR USD + 0.210%) (3)	738,334	738,134
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 2.322%, 09/25/2035 (1 Month LIBOR USD + 0.450%) (3)	2,906,030	2,910,185
Popular ABS Mortgage Pass-Through Trust,
Series 2005-B, Class M2, 2.532%, 08/25/2035 (1 Month LIBOR USD + 0.660%) (3)	1,831,850	1,837,838
RAMP Series Trust:
Series 2006-NC2, Class A2, 2.062%, 02/25/2036 (1 Month LIBOR USD + 0.190%) (3)	697,819	697,535
Series 2006-RZ4, Class A2, 2.052%, 10/25/2036 (1 Month LIBOR USD + 0.180%) (3)	218,505	218,460
RASC Series Trust,
Series 2005-AHL2, Class A3, 2.222%, 10/25/2035 (1 Month LIBOR USD + 0.350%) (3)	3,490,935	3,489,779
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (6)	1,914,212	900,543
Saxon Asset Securities Trust,
Series 2006-2, Class A3C, 2.022%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,073,912	1,068,391
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 2.132%, 12/25/2035 (1 Month LIBOR USD + 0.260%) (3)	203,888	203,860
Series 2006-OPT2, Class A3, 2.052%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	4,025,387	4,013,548
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2D, 2.172%, 12/25/2036 (1 Month LIBOR USD + 0.300%) (3)	4,809,260	4,813,901
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 2.872%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	6,120,369	6,117,391
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034 (6)	145,992	148,259
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.327%, 10/25/2043 (4)	6,850,275	6,944,870
Towd Point Mortgage Trust:
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (2)(4)	2,094,197	2,078,167
Series 2015-4, Class A1, 3.500%, 04/25/2055 (2)(4)	4,509,780	4,532,605
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	11,081,375	10,921,677
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	14,847,036	14,680,260
Series 2017-5, Class A1, 2.472%, 02/25/2057 (1 Month LIBOR USD + 0.600%) (2)(3),	16,694,458	16,754,443
Series 2017-3, Class A1, 2.750%, 07/25/2057 (2)(4)	18,297,638	18,127,020
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	21,423	21,649
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	49,959	50,654
Series 2004-AR3, Class A1, 3.268%, 06/25/2034 (4)	5,526,152	5,640,304
		184,314,263	3.2%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K007, Class A2, 4.224%, 03/25/2020	5,531,161	5,673,013
Series K008, Class A2, 3.531%, 06/25/2020	27,325,000	27,779,024
Series K504, Class A2, 2.566%, 09/25/2020 (4)	20,650,000	20,618,094
Series K010, Class A2, 4.333%, 10/25/2020 (4)	14,775,000	15,302,617
Series K014, Class A2, 3.871%, 04/25/2021	10,170,000	10,447,995
		79,820,743	1.4%
Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2012-CR1, Class ASB, 3.053%, 05/15/2045	22,048,163	22,108,998
GS Mortgage Securities Trust,
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	8,112,000	8,256,194
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	14,800,456	14,619,069
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	4,902,353	4,955,031
Series 2011-C5, Class A3, 4.171%, 08/15/2046	19,410,604	19,994,248
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class ASB, 3.761%, 08/15/2046 (4)	13,400,000	13,650,993
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AAB, 2.657%, 05/15/2046	12,500,000	12,418,387
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,120,996
		103,123,916	1.8%
		182,944,659	3.2%
Other Asset Backed Securities
American Express Credit Account Master Trust:
Series 2017-1, Class A, 1.930%, 09/15/2022	18,450,000	18,198,949
Series 2017-6, Class A, 2.040%, 05/15/2023	11,600,000	11,389,119
Bank of The West Auto Trust,
Series 2017-1, Class A3, 2.110%, 01/15/2023 (2),	7,500,000	7,375,787
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A, 2.200%, 12/15/2022	6,750,000	6,676,287
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Class A4, 1.990%, 07/17/2023	42,500,000	41,747,223
Chesapeake Funding II LLC:
Series 2017-2A, Class A1, 1.990%, 05/15/2029 (2)	28,941,188	28,636,807
Series 2017-3A, Class A1, 1.910%, 08/15/2029 (2)	12,425,000	12,329,426
Citibank Credit Card Issuance Trust:
Series 2016-A1, Class A1, 1.750%, 11/19/2021	9,165,000	9,029,997
Series 2017-A3, Class A3, 1.920%, 04/07/2022	33,225,000	32,720,199
Series 2018-A1, Class A1, 2.490%, 01/20/2023	8,850,000	8,774,550
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	6,710	6,881
Series 1998-3, Class A5, 6.220%, 03/01/2030	119,407	126,527
Dell Equipment Finance Trust:
Series 2017-1, Class A3, 2.140%, 04/22/2022 (2)	8,940,000	8,888,239
Series 2017-2, Class A3, 2.190%, 10/24/2022 (2)	10,000,000	9,899,792
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	19,075,000	18,741,529
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (2)	17,894,000	17,829,442
Series 2014-2, Class A, 2.310%, 04/15/2026 (2)	16,392,000	16,294,551
Series 2015-1, Class A, 2.120%, 07/15/2026 (2)	12,592,000	12,441,634
GM Financial Automobile Leasing Trust:
Series 2017-2, Class A3, 2.020%, 09/21/2020	19,425,000	19,241,506
Series 2018-1, Class A3, 2.610%, 01/20/2021	9,875,000	9,843,140
Hyundai Auto Lease Securitization Trust:
Series 2017-B, Class A3, 1.970%, 07/15/2020 (2)	12,850,000	12,736,493
Series 2017-A, Class A3, 1.880%, 08/17/2020 (2)	16,675,000	16,580,630
Kookmin Bank,
2.125%, 10/21/2020 (1)(2)	3,400,000	3,310,274
Master Credit Card Trust II,
Series 2017-1A, Class A, 2.260%, 07/21/2021 (1)(2)	31,800,000	31,504,794
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	5,625,000	5,551,845
Nissan Auto Lease Trust,
Series 2017-A, Class A3, 1.910%, 04/15/2020	10,825,000	10,726,553
PFS Financing Corp.:
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	15,734,000	15,498,494
Series 2018-B, Class A, 2.890%, 02/15/2023 (2),	5,625,000	5,596,519
Santander Retail Auto Lease Trust,
Series 2017-A, Class A4, 2.370%, 01/20/2022 (2)	3,148,000	3,111,623
SoFi Consumer Loan Program,
Series 2017-3, Class A, 2.770%, 05/25/2026 (2)	7,419,726	7,367,756
SoFi Consumer Loan Program LLC,
Series 2017-4, Class A, 2.500%, 05/26/2026 (2)	4,438,294	4,386,133
Synchrony Credit Card Master Note Trust,
Series 2016-3, Class A, 1.580%, 09/15/2022	16,310,000	16,055,499
TCF Auto Receivables Owner Trust,
Series 2016-1A, Class A4, 2.030%, 02/15/2022 (2)	14,404,000	14,227,506
Verizon Owner Trust:
Series 2016-2A, Class A, 1.680%, 05/20/2021 (2)	22,750,000	22,492,822
Series 2017-1A, Class A, 2.060%, 09/20/2021 (2)	5,100,000	5,049,454
Series 2018-1A, Class A1A, 2.820%, 09/20/2022 (2),	28,000,000	27,997,875
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3, 2.540%, 02/15/2022 (2)	12,800,000	12,742,573
World Financial Network Credit Card Master Trust:
Series 2017-C, Class A, 2.310%, 08/15/2024	14,125,000	13,880,363
Series 2016-A, Class A, 2.030%, 04/15/2025	12,000,000	11,651,014
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A3, 2.130%, 04/15/2020	14,775,000	14,655,903
		545,315,708	9.7%
Total Long-Term Investments (Cost $5,676,520,049)		5,617,677,021	98.7%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.51% (5)	122,842,388	122,842,388
Total Short-Term Investment (Cost $122,842,388)		122,842,388	2.2%
Total Investments (Cost $5,799,362,437)		5,740,519,409	100.9%
Liabilities in Excess of Other Assets		(51,959,666)	(0.9)%
TOTAL NET ASSETS		$5,688,559,743	100.0%

Notes to Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2018, the value of these securities total $1,358,236,189, which represents 23.88% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2018.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2018.
(5)	7-Day Yield.
(6)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2018.
(7)	Security that, on the last payment date, missed a partial principal or interest payment.

Baird Short-Term Bond Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
 Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
 Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,344,600,743	$–	$1,344,600,743
Other Government Related Securities	–	74,285,243	–	74,285,243
Corporate Bonds	–	3,168,702,160	–	3,168,702,160
Taxable Municipal Bonds	–	117,514,245	–	117,514,245
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	184,314,263	–	184,314,263
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	79,820,743	–	79,820,743
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	103,123,916	–	103,123,916
Other Asset Backed Securities	–	545,315,708	–	545,315,708
Total Long-Term Investments	–	5,617,677,021	–	5,617,677,021
Short-Term Investment
Money Market Mutual Fund	122,842,388	–	–	122,842,388
Total Short-Term Investment	122,842,388	–	–	122,842,388
Total Investments	$122,842,388	$5,617,677,021	$–	$5,740,519,409

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. Transfers between levels are recognized at the end of the reporting period. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$16,500,000	$16,603,769
1.375%, 08/31/2020	187,400,000	183,110,298
1.750%, 03/31/2022	285,675,000	277,595,754
1.875%, 03/31/2022	271,825,000	265,316,066
2.500%, 05/15/2024	200,800,000	199,121,437
2.250%, 11/15/2025	166,150,000	160,821,518
2.000%, 11/15/2026	112,750,000	106,337,344
		1,208,906,186	36.7%
Other Government Related Securities
CDP Financial, Inc.,
4.400%, 11/25/2019 (1)(2)	1,000,000	1,027,803
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (1)(2)	1,150,000	1,175,875
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,000,000	1,922,280
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	5,150,000	5,220,828
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	680,000	712,844
Electricite de France SA,
2.350%, 10/13/2020 (1)(2)	8,875,000	8,728,018
Export-Import Bank of Korea,
2.250%, 01/21/2020 (1)	3,200,000	3,151,866
KFW,
4.875%, 06/17/2019 (1)	3,250,000	3,349,388
Korea Gas Corp.,
2.875%, 07/29/2018 (1)(2)	1,000,000	999,613
Petroleos Mexicanos,
5.500%, 01/21/2021 (1)	2,000,000	2,082,000
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	3,000,000	2,955,278
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (1)(2)	3,000,000	2,941,767
2.750%, 05/03/2021 (1)(2)	5,300,000	5,213,806
		39,481,366	1.2%
Corporate Bonds
Industrials
21st Century Fox America, Inc.,
3.700%, 10/15/2025	2,825,000	2,854,656
Abbott Laboratories,
3.400%, 11/30/2023	10,000,000	9,901,934
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,450,000	1,363,754
Agrium, Inc.,
3.150%, 10/01/2022 (1)	1,306,000	1,292,864
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	7,400,000	7,174,360
Anadarko Petroleum Corp.,
6.950%, 06/15/2019	1,000,000	1,045,856
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	8,230,000	8,236,049
Apple, Inc.,
2.400%, 05/03/2023	2,000,000	1,934,615
AT&T, Inc.:
3.950%, 01/15/2025	8,000,000	7,995,026
4.300%, 02/15/2030 (2)	9,367,000	9,313,495
Boardwalk Pipelines LP:
5.200%, 06/01/2018	2,500,000	2,507,295
5.950%, 06/01/2026	1,360,000	1,457,473
Boston Scientific Corp.,
4.125%, 10/01/2023	3,000,000	3,081,956
BP Capital Markets PLC:
4.750%, 03/10/2019 (1)	2,500,000	2,549,072
2.521%, 01/15/2020 (1)	2,650,000	2,634,673
3.245%, 05/06/2022 (1)	1,000,000	1,001,881
Broadcom Corp. / Broadcom Cayman Finance Ltd.:
2.375%, 01/15/2020	1,500,000	1,479,071
3.000%, 01/15/2022	5,275,000	5,176,074
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	2,500,000	2,508,570
3.750%, 09/25/2027	5,000,000	4,832,215
Campbell Soup Co.,
3.950%, 03/15/2025	8,000,000	7,962,303
Cardinal Health, Inc.,
1.950%, 06/15/2018	5,600,000	5,593,526
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	3,000,000	3,102,900
Charter Communications Operating LLC:
4.464%, 07/23/2022	7,425,000	7,584,558
3.750%, 02/15/2028	3,765,000	3,459,794
4.200%, 03/15/2028	2,000,000	1,914,461
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.450%, 05/01/2020 (2)	4,125,000	4,087,490
CNH Industrial Capital LLC,
3.875%, 10/15/2021	3,000,000	2,998,080
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018 (1)	1,576,000	1,574,188
Comcast Corp.:
2.750%, 03/01/2023	1,475,000	1,436,027
2.350%, 01/15/2027	4,175,000	3,748,347
Constellation Brands, Inc.:
2.700%, 05/09/2022	2,975,000	2,886,013
3.500%, 05/09/2027	3,475,000	3,345,875
Cox Communications, Inc.:
3.250%, 12/15/2022 (2)	3,600,000	3,534,185
3.850%, 02/01/2025 (2)	2,800,000	2,802,995
3.350%, 09/15/2026 (2)	1,700,000	1,618,628
CVS Health Corp.:
2.250%, 08/12/2019	3,375,000	3,341,242
4.000%, 12/05/2023	4,425,000	4,477,006
4.100%, 03/25/2025	3,225,000	3,247,736
Daimler Finance North America LLC:
2.250%, 07/31/2019 (2)	2,300,000	2,280,969
2.200%, 05/05/2020 (2)	5,000,000	4,906,925
DCP Midstream LLC,
9.750%, 03/15/2019 (2)	1,600,000	1,688,000
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 (1)	2,850,000	2,894,770
6.000%, 07/08/2019 (1)	1,700,000	1,766,982
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019 (2)	10,900,000	10,949,302
The Dow Chemical Co.,
8.550%, 05/15/2019	8,800,000	9,340,488
DXC Technology Co.:
4.450%, 09/18/2022	14,000,000	14,492,747
4.250%, 04/15/2024	1,700,000	1,745,834
Ecolab, Inc.,
3.250%, 01/14/2023	5,000,000	5,003,121
El du Pont de Nemours & Co.,
2.200%, 05/01/2020	2,500,000	2,465,443
Energy Transfer Partners LP,
9.700%, 03/15/2019	2,457,000	2,605,996
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	9,985,212
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	2,981,316
EQT Midstream Partners LP,
4.125%, 12/01/2026	5,000,000	4,799,208
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	6,650,000	6,583,228
2.600%, 12/01/2021 (2)	4,825,000	4,702,474
Express Scripts Holding Co.,
3.000%, 07/15/2023	5,655,000	5,419,573
Federal Express Corp. Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	285,706	296,420
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	2,319,000	2,318,259
3.875%, 06/05/2024	1,192,000	1,206,786
3.000%, 08/15/2026	2,000,000	1,862,348
Fiserv, Inc.:
4.750%, 06/15/2021	1,728,000	1,810,389
3.500%, 10/01/2022	2,900,000	2,919,718
FMC Corp.,
4.100%, 02/01/2024	2,000,000	2,024,042
Ford Motor Credit Co. LLC:
5.750%, 02/01/2021	2,000,000	2,115,791
3.336%, 03/18/2021	1,800,000	1,789,333
3.339%, 03/28/2022	2,000,000	1,967,909
2.979%, 08/03/2022	7,000,000	6,792,203
Freeport-McMoRan, Inc.:
6.750%, 02/01/2022	1,649,000	1,704,654
3.550%, 03/01/2022	2,000,000	1,935,000
3.875%, 03/15/2023	1,100,000	1,063,040
General Electric Co.:
6.000%, 08/07/2019	774,000	802,385
5.500%, 01/08/2020	731,000	760,291
5.550%, 05/04/2020	816,000	853,960
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	5,500,000	5,449,540
4.375%, 09/25/2021	5,325,000	5,473,512
3.450%, 01/14/2022	1,475,000	1,469,759
3.150%, 06/30/2022	1,000,000	978,863
Georgia-Pacific LLC,
5.400%, 11/01/2020 (2)	6,797,000	7,185,641
Glencore Funding LLC:
2.500%, 01/15/2019 (2)	4,400,000	4,381,652
4.125%, 05/30/2023 (2)	1,750,000	1,761,410
4.625%, 04/29/2024 (2)	1,000,000	1,023,300
4.000%, 03/27/2027 (2)	4,725,000	4,561,341
3.875%, 10/27/2027 (2)	1,150,000	1,090,844
Grupo Bimbo SAB de CV:
4.875%, 06/30/2020 (1)(2)	3,504,000	3,629,009
3.875%, 06/27/2024 (1)(2)	3,000,000	3,014,749
Hutchison Whampoa International Ltd.:
7.625%, 04/09/2019 (1)(2)	5,400,000	5,656,100
4.625%, 01/13/2022 (1)(2)	7,000,000	7,302,295
Hyundai Capital America:
2.500%, 03/18/2019 (2)	1,300,000	1,292,032
2.000%, 07/01/2019 (2)	2,500,000	2,464,930
1.750%, 09/27/2019 (2)	3,000,000	2,936,412
3.450%, 03/12/2021 (2)	9,000,000	9,001,887
Ingersoll-Rand Co.,
6.391%, 11/15/2027 (1)	1,195,000	1,357,580
Johnson Controls International PLC,
4.250%, 03/01/2021 (1)	2,000,000	2,059,995
Keysight Technologies, Inc.,
3.300%, 10/30/2019	4,690,000	4,699,022
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (2)	1,000,000	1,069,932
4.300%, 03/01/2028	5,000,000	4,978,193
7.800%, 08/01/2031	7,000,000	8,903,518
Kraft Heinz Foods Co.:
3.500%, 06/06/2022	2,000,000	1,997,094
6.375%, 07/15/2028	6,629,000	7,669,873
Laboratory Corp. of America Holdings,
4.625%, 11/15/2020	468,000	484,544
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	1,100,000	1,187,439
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	75,112
McCormick & Co., Inc.,
3.150%, 08/15/2024	6,000,000	5,822,475
Mead Johnson Nutrition Co.,
3.000%, 11/15/2020	5,400,000	5,379,061
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019 (2)	1,000,000	1,015,000
The Mosaic Co.,
4.250%, 11/15/2023	8,606,000	8,774,919
MPLX LP:
3.375%, 03/15/2023	1,675,000	1,655,069
4.875%, 06/01/2025	10,192,000	10,641,995
Noble Energy, Inc.,
4.150%, 12/15/2021	450,000	459,848
Nvent Finance Sarl,
3.950%, 04/15/2023 (1)(2)	15,800,000	15,846,439
ONEOK Partners LP,
3.375%, 10/01/2022	3,336,000	3,283,566
ONEOK, Inc.,
7.500%, 09/01/2023	7,470,000	8,705,646
Penske Truck Leasing Co. LP / PTL Finance Corp.,
3.950%, 03/10/2025 (2)	12,000,000	12,025,714
Pentair Finance SA,
2.900%, 09/15/2018 (1)	4,232,000	4,232,911
Petrofac Ltd.,
3.400%, 10/10/2018 (1)(2)	6,880,000	6,819,800
Phillips 66 Partners LP:
3.605%, 02/15/2025	2,000,000	1,956,521
3.750%, 03/01/2028	4,100,000	3,960,524
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	1,225,000	1,229,303
POSCO,
5.250%, 04/14/2021 (1)(2)	3,000,000	3,147,241
R.R. Donnelley & Sons Co.,
7.625%, 06/15/2020	1,000,000	1,052,200
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	1,100,000	1,114,142
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,000,000	1,035,010
Roper Technologies, Inc.,
3.800%, 12/15/2026	1,450,000	1,444,022
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	9,730,000	10,634,888
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)(7)	1,675,000	1,231,125
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (2)	4,500,000	4,487,650
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	2,000,000	1,968,086
Sherwin-Williams Co.,
3.125%, 06/01/2024	4,000,000	3,867,481
Smithfield Foods, Inc.:
2.700%, 01/31/2020 (2)	7,118,000	7,017,272
2.650%, 10/03/2021 (2)	8,000,000	7,659,831
Solvay Finance America LLC,
3.400%, 12/03/2020 (2)	4,375,000	4,397,495
Sysco Corp.:
2.600%, 10/01/2020	7,600,000	7,536,703
2.500%, 07/15/2021	2,000,000	1,962,477
2.600%, 06/12/2022	150,000	146,090
TC PipeLines LP:
4.375%, 03/13/2025	5,500,000	5,548,141
3.900%, 05/25/2027	8,025,000	7,676,284
Telefonica Emisiones SAU:
3.192%, 04/27/2018 (1)	1,000,000	1,000,400
5.462%, 02/16/2021 (1)	400,000	425,240
Time Warner Cable LLC,
6.750%, 07/01/2018	2,000,000	2,018,847
Time Warner, Inc.:
6.875%, 06/15/2018	392,000	395,106
4.700%, 01/15/2021	1,325,000	1,377,387
4.750%, 03/29/2021	2,000,000	2,088,598
3.600%, 07/15/2025	4,000,000	3,892,324
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	556,000	654,308
TSMC Global Ltd.,
1.625%, 04/03/2018 (1)(2)	3,800,000	3,800,000
Vale Overseas Ltd.:
4.375%, 01/11/2022 (1)	2,775,000	2,847,150
6.250%, 08/10/2026 (1)	3,460,000	3,875,200
Valero Energy Corp.:
9.375%, 03/15/2019	5,898,000	6,253,387
3.400%, 09/15/2026	4,500,000	4,317,654
Verizon Communications, Inc.:
4.150%, 03/15/2024	2,000,000	2,052,701
3.376%, 02/15/2025	6,424,000	6,314,245
4.125%, 03/16/2027	3,000,000	3,038,743
Wabtec Corp.:
4.375%, 08/15/2023	4,600,000	4,647,387
3.450%, 11/15/2026	5,000,000	4,791,699
Walgreen Co.,
5.250%, 01/15/2019	605,000	616,474
Waste Management, Inc.,
3.125%, 03/01/2025	1,975,000	1,918,342
Western Gas Partners LP,
4.500%, 03/01/2028	7,000,000	7,014,258
WestRock MWV LLC,
7.375%, 09/01/2019	2,033,000	2,153,676
Williams Partners LP:
5.250%, 03/15/2020	1,000,000	1,036,207
4.125%, 11/15/2020	1,625,000	1,650,674
4.300%, 03/04/2024	2,500,000	2,534,158
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	300,000	291,058
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023	10,000,000	10,019,666
Zoetis, Inc.:
3.250%, 02/01/2023	7,150,000	7,080,972
4.500%, 11/13/2025	2,000,000	2,108,432
3.000%, 09/12/2027	4,000,000	3,748,011
		634,743,170	19.3%
Utilities
Edison International:
2.950%, 03/15/2023	2,650,000	2,576,890
4.125%, 03/15/2028	13,600,000	13,699,410
Enel Finance International NV:
3.625%, 05/25/2027 (1)(2)	1,550,000	1,476,238
3.500%, 04/06/2028 (1)(2)	13,550,000	12,629,808
Fortis, Inc.,
2.100%, 10/04/2021 (1)	5,000,000	4,779,762
Mississippi Power Co.,
2.942%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	7,000,000	7,002,429
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	3,694,000	3,858,789
2.000%, 01/27/2020	3,000,000	2,957,646
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,459,907
PSEG Power LLC,
5.125%, 04/15/2020	220,000	228,514
Public Service Co. of New Mexico,
7.950%, 05/15/2018	3,220,000	3,240,198
RGS I&M Funding Corp.,
9.820%, 06/07/2022	411,732	473,007
The Southern Co.,
2.750%, 06/15/2020	3,200,000	3,172,887
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	3,800,000	3,897,493
		62,452,978	1.9%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (1)(2)	1,200,000	1,199,388
2.450%, 06/04/2020 (1)(2)	2,650,000	2,608,440
Aetna, Inc.,
2.800%, 06/15/2023	4,000,000	3,843,385
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	3,000,000	2,899,350
Ally Financial, Inc.,
8.000%, 12/31/2018	96,000	99,000
American International Group, Inc.:
4.875%, 06/01/2022	6,000,000	6,327,818
4.125%, 02/15/2024	1,000,000	1,014,745
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	724,766
Anthem, Inc.,
3.350%, 12/01/2024	10,000,000	9,708,631
ANZ New Zealand (Int'l) Ltd.:
2.600%, 09/23/2019 (1)(2)	4,140,000	4,118,932
2.850%, 08/06/2020 (1)(2)	4,000,000	3,972,846
2.125%, 07/28/2021 (1)(2)	1,200,000	1,156,860
Banco Santander SA,
3.500%, 04/11/2022 (1)	4,400,000	4,379,780
Bank of America Corp.:
6.875%, 04/25/2018	1,000,000	1,002,592
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	11,000,000	10,794,174
3.300%, 01/11/2023	3,350,000	3,340,209
4.000%, 04/01/2024	1,487,000	1,519,503
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	3,000,000	2,884,169
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%) (3)	5,000,000	4,916,550
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%) (2)(3)	1,338,000	1,281,666
The Bank of Nova Scotia,
4.500%, 12/16/2025 (1)	7,000,000	7,146,143
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.700%, 09/09/2018 (1)(2)	2,550,000	2,551,159
2.150%, 09/14/2018 (1)(2)	1,000,000	997,442
2.300%, 03/10/2019 (1)(2)	1,125,000	1,119,352
2.300%, 03/05/2020 (1)(2)	3,000,000	2,954,806
BanPonce Trust I,
8.327%, 02/01/2027	2,500,000	2,499,515
Barclays PLC:
3.250%, 01/12/2021 (1)	2,000,000	1,985,604
3.684%, 01/10/2023 (1)	7,000,000	6,939,217
4.337%, 01/10/2028 (1)	2,275,000	2,255,878
BNP Paribas SA,
3.500%, 03/01/2023 (1)(2)	10,000,000	9,920,694
BNZ International Funding Ltd.:
2.350%, 03/04/2019 (1)(2)	3,300,000	3,284,526
2.100%, 09/14/2021 (1)(2)	10,000,000	9,618,820
3.375%, 03/01/2023 (1)(2)	2,000,000	1,979,483
Boston Properties LP,
3.200%, 01/15/2025	12,175,000	11,752,611
BPCE SA:
5.700%, 10/22/2023 (1)(2)	3,950,000	4,230,691
4.000%, 04/15/2024 (1)	3,500,000	3,544,779
4.625%, 07/11/2024 (1)(2)	10,000,000	10,144,373
Capital One NA:
2.250%, 02/13/2019	3,500,000	3,481,043
2.650%, 08/08/2022	12,150,000	11,689,085
Citigroup, Inc.:
1.700%, 04/27/2018	1,500,000	1,499,175
2.050%, 12/07/2018	5,700,000	5,678,713
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	2,000,000	1,946,111
3.750%, 06/16/2024	500,000	502,380
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	9,000,000	8,951,274
Citizens Bank NA:
2.450%, 12/04/2019	8,500,000	8,406,822
2.550%, 05/13/2021	2,000,000	1,952,395
CNA Financial Corp.:
5.750%, 08/15/2021	1,385,000	1,488,311
4.500%, 03/01/2026	5,000,000	5,183,003
Comerica Bank,
2.500%, 06/02/2020	3,375,000	3,333,230
Commonwealth Bank of Australia:
1.750%, 11/02/2018 (1)	4,500,000	4,478,593
5.000%, 10/15/2019 (1)(2)	4,335,000	4,467,431
Compass Bank:
2.750%, 09/29/2019	8,000,000	7,957,264
2.875%, 06/29/2022	3,125,000	3,029,927
3.875%, 04/10/2025	4,200,000	4,109,315
Cooperatieve Rabobank UA:
2.500%, 01/19/2021 (1)	8,175,000	8,042,058
4.625%, 12/01/2023 (1)	3,400,000	3,543,862
Credit Agricole SA:
2.750%, 06/10/2020 (1)(2)	3,000,000	2,973,612
3.375%, 01/10/2022 (1)(2)	7,400,000	7,339,998
Credit Suisse AG,
5.300%, 08/13/2019 (1)	3,220,000	3,319,612
Credit Suisse Group AG,
3.574%, 01/09/2023 (1)(2)	1,000,000	994,080
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 (1)	8,700,000	8,716,481
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	3,000,000	2,949,714
4.250%, 10/14/2021 (1)	7,000,000	7,109,910
3.300%, 11/16/2022 (1)	5,175,000	5,030,397
Discover Bank,
2.600%, 11/13/2018	2,500,000	2,499,205
Discover Financial Services,
4.100%, 02/09/2027	9,000,000	8,927,662
First Horizon National Corp.,
3.500%, 12/15/2020	13,196,000	13,267,093
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	1,618,000	1,725,039
First Tennessee Bank NA,
2.950%, 12/01/2019	500,000	498,861
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	4,025,000	4,025,000
2.900%, 07/19/2018	1,000,000	1,001,432
7.500%, 02/15/2019	865,000	899,803
2.550%, 10/23/2019	2,000,000	1,989,140
2.350%, 11/15/2021	2,825,000	2,723,966
3.000%, 04/26/2022	5,000,000	4,909,631
3.500%, 01/23/2025	2,000,000	1,961,954
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	3,500,000	3,369,280
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	4,000,000	3,877,891
Great-West Life & Annuity Insurance Capital LP II,
4.388%, 05/16/2046 (3 Month LIBOR USD + 2.538%) (2)(3)	1,800,000	1,800,000
Guardian Life Global Funding,
2.000%, 04/26/2021 (2)	4,000,000	3,873,171
The Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	500,000	532,085
High Street Funding Trust I,
4.111%, 02/15/2028	5,000,000	5,026,945
Highmark, Inc.,
4.750%, 05/15/2021 (2)	2,000,000	2,062,138
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	9,000,000	8,882,974
3.600%, 05/25/2023 (1)	2,500,000	2,498,570
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,454,166
Humana, Inc.,
2.900%, 12/15/2022	6,275,000	6,134,825
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	1,500,000	1,492,517
2.300%, 01/14/2022	1,300,000	1,245,363
The Huntington National Bank,
2.875%, 08/20/2020	3,500,000	3,481,617
ING Bank NV:
2.500%, 10/01/2019 (1)(2)	2,475,000	2,458,976
5.000%, 06/09/2021 (1)(2)	2,000,000	2,101,349
5.800%, 09/25/2023 (1)(2)	8,865,000	9,582,035
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	4,500,000	4,464,101
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,000,000	9,900,435
Jefferies Group LLC:
8.500%, 07/15/2019	3,325,000	3,539,681
6.875%, 04/15/2021	2,000,000	2,180,318
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.,
4.850%, 01/15/2027	1,425,000	1,457,248
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	11,325,000	13,364,812
JPMorgan Chase & Co.:
2.250%, 01/23/2020	7,875,000	7,779,313
2.295%, 08/15/2021	2,500,000	2,430,719
4.500%, 01/24/2022	3,000,000	3,121,191
2.971%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,073,488
KeyBank NA:
3.180%, 05/22/2022	2,750,000	2,736,800
3.400%, 05/20/2026	2,200,000	2,126,120
LeasePlan Corp. NV,
2.500%, 05/16/2018 (1)(2)	5,000,000	4,996,801
Liberty Mutual Group, Inc.,
4.250%, 06/15/2023 (2)	2,000,000	2,041,223
Life Storage LP,
3.875%, 12/15/2027	8,000,000	7,704,930
Lloyds Bank PLC:
2.050%, 01/22/2019 (1)	3,000,000	2,984,031
5.800%, 01/13/2020 (1)(2)	2,900,000	3,038,526
3.000%, 01/11/2022 (1)	7,000,000	6,890,449
Macquarie Bank Ltd.:
2.400%, 01/21/2020 (1)(2)	1,000,000	987,371
6.625%, 04/07/2021 (1)(2)	5,482,000	5,936,552
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	5,000,000	4,816,000
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	4,000,000	4,015,782
Manufacturers & Traders Trust Co.,
3.400%, 08/17/2027	4,600,000	4,471,968
Manulife Financial Corp.,
4.900%, 09/17/2020 (1)	2,375,000	2,476,062
Marsh & McLennan Companies, Inc.,
2.550%, 10/15/2018	1,000,000	999,964
MBIA Insurance Corp.,
12.982%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(7)	500,000	215,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (2)	1,300,000	1,279,519
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	3,000,000	2,895,255
2.998%, 02/22/2022 (1)	2,575,000	2,541,030
3.455%, 03/02/2023 (1)	2,000,000	1,996,274
Mizuho Bank Ltd.:
2.150%, 10/20/2018 (1)(2)	4,500,000	4,487,063
2.450%, 04/16/2019 (1)(2)	500,000	497,759
Mizuho Financial Group, Inc.,
2.601%, 09/11/2022 (1)	5,000,000	4,816,342
Morgan Stanley:
6.625%, 04/01/2018	1,700,000	1,700,000
7.300%, 05/13/2019	3,150,000	3,300,731
2.375%, 07/23/2019	1,000,000	992,748
3.141%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	7,000,000	7,158,830
3.125%, 07/27/2026	4,525,000	4,282,159
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	224,745
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	5,000,000	4,986,177
4.000%, 09/14/2026 (1)(2)	10,000,000	9,635,363
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,303,000	1,373,078
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031 (2)	2,195,000	3,010,553
Nomura Holdings, Inc.,
6.700%, 03/04/2020 (1)	1,000,000	1,066,011
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	10,000,000	10,262,422
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	6,000,000	6,047,224
People's United Bank NA,
4.000%, 07/15/2024	5,000,000	5,042,466
Pricoa Global Funding I,
2.450%, 09/21/2022 (2)	1,250,000	1,212,789
Principal Life Global Funding II:
2.200%, 04/08/2020 (2)	2,000,000	1,969,793
3.000%, 04/18/2026 (2)	7,000,000	6,683,471
Protective Life Corp.,
7.375%, 10/15/2019	2,500,000	2,659,762
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	3,000,000	2,971,434
Prudential Financial, Inc.,
7.375%, 06/15/2019	850,000	895,311
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	8,300,000	10,516,351
Regions Bank,
7.500%, 05/15/2018	2,475,000	2,488,762
Regions Financial Corp.,
2.750%, 08/14/2022	4,725,000	4,591,093
Reliance Standard Life Global Funding II,
3.050%, 01/20/2021 (2)	5,000,000	4,978,303
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	1,081,000	1,078,345
Santander UK Group Holdings PLC,
3.125%, 01/08/2021 (1)	2,325,000	2,305,888
Santander UK PLC:
3.050%, 08/23/2018 (1)	1,175,000	1,177,535
2.125%, 11/03/2020 (1)	4,500,000	4,395,436
5.000%, 11/07/2023 (1)(2)	1,475,000	1,525,677
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (1)(2)	8,500,000	8,383,329
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (1)(2)	4,000,000	3,912,621
Societe Generale SA:
2.625%, 10/01/2018 (1)	1,000,000	999,616
2.500%, 04/08/2021 (1)(2)	2,150,000	2,098,978
5.200%, 04/15/2021 (1)(2)	1,250,000	1,318,386
5.000%, 01/17/2024 (1)(2)	3,150,000	3,262,731
Standard Chartered PLC:
2.371%, 04/17/2018 (3 Month LIBOR USD + 0.640%) (1)(2)(3)	8,500,000	8,501,028
2.100%, 08/19/2019 (1)(2)	3,200,000	3,153,855
Stifel Financial Corp.,
4.250%, 07/18/2024	4,156,000	4,175,070
Sumitomo Mitsui Banking Corp.:
2.500%, 07/19/2018 (1)	3,000,000	2,998,987
2.250%, 07/11/2019 (1)	2,000,000	1,982,387
Sumitomo Mitsui Financial Group, Inc.,
2.442%, 10/19/2021 (1)	6,200,000	6,021,634
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 03/06/2019 (1)(2)	12,000,000	11,908,511
SunTrust Banks, Inc.,
3.300%, 05/15/2026	9,000,000	8,582,467
Svenska Handelsbanken AB,
2.400%, 10/01/2020 (1)	5,000,000	4,913,723
Swedbank AB:
2.375%, 02/27/2019 (1)(2)	2,600,000	2,592,598
2.650%, 03/10/2021 (1)(2)	3,800,000	3,742,536
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,041,816
4.250%, 08/15/2024	5,275,000	5,243,489
3.700%, 08/04/2026	3,000,000	2,805,654
Trinity Acquisition PLC,
4.400%, 03/15/2026 (1)	1,125,000	1,139,978
UBS Group Funding Switzerland AG:
2.950%, 09/24/2020 (1)(2)	6,225,000	6,178,587
2.650%, 02/01/2022 (1)(2)	5,000,000	4,847,842
3.491%, 05/23/2023 (1)(2)	3,050,000	3,013,295
Voya Financial, Inc.:
3.125%, 07/15/2024	3,000,000	2,887,544
3.650%, 06/15/2026	2,000,000	1,949,488
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	200,000	199,045
3.250%, 10/05/2020 (2)	7,500,000	7,508,902
Wells Fargo & Co.:
2.150%, 01/30/2020	7,000,000	6,890,568
3.002%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,072,660
Westpac Banking Corp.:
4.875%, 11/19/2019 (1)	2,775,000	2,860,539
2.100%, 05/13/2021 (1)	5,000,000	4,856,480
Willis North America, Inc.,
3.600%, 05/15/2024	8,070,000	7,938,359
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	3,250,000	3,458,836
		772,430,504	23.5%
Total Corporate Bonds		1,469,626,652	44.7%

Taxable Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	5,000,000	4,991,950
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,007,020
4.459%, 08/01/2019	1,340,000	1,373,634
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,471,626
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,573,325
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,115,500
City of Berwyn IL,
5.790%, 12/01/2022	5,095,000	5,349,088
City of Bristol VA,
3.668%, 10/01/2022 (Callable 10/01/2020)	7,500,000	7,692,375
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	2,345,000	2,506,336
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,100,074
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,081,200
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 04/30/2018)	650,000	660,849
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,465,000	1,460,502
New Jersey Economic Development Authority:
–%, 02/15/2019	4,450,000	4,351,788
–%, 02/15/2021	3,000,000	2,731,050
–%, 02/15/2022	2,000,000	1,750,820
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	240,000	242,280
3.000%, 01/01/2033 (Callable 01/01/2025)	4,370,000	4,330,583
North East Texas Independent School District,
5.240%, 08/01/2027	2,100,000	2,374,512
Public Finance Authority:
2.625%, 11/01/2019 (Callable 05/01/2018)	3,000,000	2,955,930
2.820%, 03/01/2020 (Callable 09/01/2018)	2,000,000	1,987,780
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	1,780,000	1,743,172
Winnebago & Boone Counties School District No. 205:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,180,596
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,686,179
		62,718,169	1.9%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-2, Class D, 8.800%, 01/25/2019	316	321
Series 1990-108, Class G, 7.000%, 09/25/2020	1,378	1,422
Series G-29, Class O, 8.500%, 09/25/2021	220	233
Series 1991-137, Class H, 7.000%, 10/25/2021	12,399	12,901
Series 1993-32, Class H, 6.000%, 03/25/2023	9,124	9,574
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	44,645	46,261
6.000%, 07/01/2028	4,373	4,904
Federal Home Loan Mortgage Corp. (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	301	307
Series 1395, Class G, 6.000%, 10/15/2022	4,254	4,442
		80,365	0.0%
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust,
Series 2005-4, Class A1, 2.112%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	1,480,568	1,480,903
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (8)	105,109	105,342
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (2)(8)	103,599	101,697
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (8)	191,589	188,142
Series 2004-8CB, Class A, 2.142%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	2,709,350	2,713,524
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 (8)	40,715	39,783
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027 (4)	3,350	3,491
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 2.212%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	1,148,211	1,147,100
Series 2005-W5, Class A1, 2.107%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	7,820,822	7,756,590
Banc of America Alternative Loan Trust:
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	73,038	73,450
Series 2005-6, Class 7A1, 5.500%, 07/25/2020 (8)	4,944	4,691
Series 2006-2, Class 7A1, 6.000%, 03/25/2021	97,464	90,686
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	2,869,320	3,053,933
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.878%, 07/25/2034 (4)	1,234,669	1,224,712
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (6)	50,872	51,540
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 (6)(7)	3,921	1,962
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	1,721	1,762
Series 2005-1, Class AF6, 5.030%, 07/25/2035 (4)	124,109	126,216
Series 2006-13, Class 1AF3, 4.432%, 01/25/2037 (4)	72,193	72,017
Series 2006-9, Class 1AF3, 4.574%, 10/25/2046 (4)(8)	652,427	603,718
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	1,067	1,024
Series 1999-2, Class A7F, 7.030%, 08/15/2030	248,716	299,300
GSAMP Trust,
Series 2005-WMC2, Class A1B, 2.492%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	1,552,804	1,555,387
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (6)	1,159	1,159
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 (8)	124,924	134,066
Series 2006-A1, Class 2A1, 3.581%, 03/25/2036 (4)(8)	379,932	342,058
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.002%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	1,615,164	1,607,904
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	31,022	31,002
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	15,895	16,019
MortgageIT Trust,
Series 2005-3, Class A1, 2.472%, 08/25/2035 (1 Month LIBOR USD + 0.600%) (3)	5,532,853	5,402,758
New Century Home Equity Loan Trust:
Series 2005-C, Class A1, 2.102%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	2,143,311	2,135,392
Series 2005-C, Class A2C, 2.122%, 12/25/2035 (1 Month LIBOR USD + 0.250%) (3)	944,358	943,441
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	4,536,235	4,623,009
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A3, 2.042%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	1,750,010	1,747,860
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019 (8)	5,315	5,296
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	10,574	10,581
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 2.252%, 11/25/2037 (1 Month LIBOR USD + 0.380%) (3)	525,823	526,015
Soundview Home Loan Trust,
Series 2003-2, Class A2, 3.172%, 11/25/2033 (1 Month LIBOR USD + 1.300%) (3)	1,807,954	1,839,979
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 2.542%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,803,540	1,796,206
Series 2006-BC1, Class A2D, 2.172%, 12/25/2036 (1 Month LIBOR USD + 0.300%) (3)	3,719,427	3,723,017
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 2.872%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	2,851,989	2,850,602
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.327%, 10/25/2043 (4)	4,110,165	4,166,922
Towd Point Mortgage Trust:
Series 2015-5, Class A1B, 2.750%, 05/25/2055 (2)(4)	2,875,789	2,852,722
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	2,623,991	2,604,454
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	7,283,626	7,201,810
Series 2017-5, Class A1, 2.472%, 02/25/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	7,813,006	7,841,079
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	69,108	69,426
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	85,761	86,311
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	53,292	54,148
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	51,414	51,957
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	34,160	34,635
Series 2004-AR3, Class A1, 3.268%, 06/25/2034 (4)	3,345,164	3,414,264
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	2,866,045	3,030,843
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 2.872%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	3,081,984	3,093,966
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 3.645%, 06/25/2035 (4)	4,430,245	4,544,492
		87,480,363	2.7%
		87,560,728	2.7%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K713, Class A2, 2.313%, 03/25/2020	4,450,000	4,415,640
Series K015, Class A2, 3.230%, 07/25/2021	2,950,000	2,980,978
Series K717, Class A2, 2.991%, 09/25/2021	14,569,000	14,629,614
Series K720, Class A2, 2.716%, 06/25/2022	15,850,000	15,740,974
Series K028, Class A2, 3.111%, 02/25/2023	13,850,000	13,972,825
Series K727, Class A2, 2.946%, 07/25/2024	5,400,000	5,379,378
Series K041, Class A2, 3.171%, 10/25/2024	3,845,000	3,879,538
Series K050, Class A2, 3.334%, 08/25/2025 (4)	12,150,000	12,334,119
Series K071, Class A2, 3.286%, 11/25/2027	7,075,000	7,085,640
Series K073, Class A2, 3.350%, 01/25/2028	8,925,000	8,984,696
		89,403,402	2.7%
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,100,000	11,026,746
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	11,675,000	11,479,560
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	10,000,000	10,478,496
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3, 4.171%, 08/15/2046	9,561,156	9,848,643
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A5, 3.664%, 07/15/2045	3,373,000	3,444,201
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/15/2046	9,540,000	9,412,886
Series 2016-C29, Class ASB, 3.140%, 05/15/2049	5,000,000	4,986,024
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/15/2047	16,400,000	16,451,978
Series 2015-P2, Class ASB, 3.656%, 12/15/2048	11,175,000	11,381,077
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,875,000	8,964,374
Series 2014-C24, Class ASB, 3.324%, 11/15/2047	8,652,000	8,694,897
Series 2013-C12, Class ASB, 2.838%, 03/15/2048	8,749,925	8,729,963
		114,898,845	3.5%
		204,302,247	6.2%
Other Asset Backed Securities
American Express Credit Account Master Trust,
Series 2017-1, Class A, 1.930%, 09/15/2022	12,000,000	11,836,715
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Class A4, 1.990%, 07/17/2023	20,275,000	19,915,881
Chesapeake Funding II LLC,
Series 2017-3A, Class A1, 1.910%, 08/15/2029 (2)	6,925,000	6,871,732
Citibank Credit Card Issuance Trust,
Series 2017-A3, Class A3, 1.920%, 04/07/2022	13,375,000	13,171,788
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	104,490	107,153
Series 1998-3, Class A5, 6.220%, 03/01/2030	218,118	231,124
Series 1998-4, Class A5, 6.180%, 04/01/2030	94,315	98,906
Series 1998-7, Class A1, 6.320%, 07/01/2030	1,926,937	2,012,440
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	10,925,000	10,734,008
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (2)	10,859,000	10,819,823
Series 2014-2, Class A, 2.310%, 04/15/2026 (2)	11,750,000	11,680,147
GM Financial Automobile Leasing Trust,
Series 2018-1, Class A3, 2.610%, 01/20/2021	5,775,000	5,756,368
Korea Housing Finance Corp.,
1.625%, 09/15/2018 (1)(2)	1,050,000	1,043,195
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	6,250,000	6,168,716
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	46,173	46,705
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	14,555,000	14,338,510
SoFi Consumer Loan Program,
Series 2017-3, Class A, 2.770%, 05/25/2026 (2)	3,926,133	3,898,633
Verizon Owner Trust:
Series 2017-3A, Class A1A, 2.060%, 04/20/2022 (2)	12,250,000	12,076,627
Series 2018-1A, Class A1A, 2.820%, 09/20/2022 (2)	4,350,000	4,349,670
World Financial Network Credit Card Master Trust,
Series 2017-C, Class A, 2.310%, 08/15/2024	5,850,000	5,748,682
		140,906,823	4.3%
Total Long-Term Investments (Cost $3,257,821,675)		3,213,502,171	97.7%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.51% (5)	76,750,546	76,750,546
Total Short-Term Investment (Cost $76,750,546)		76,750,546	2.3%
Total Investments (Cost $3,334,572,221)		3,290,252,717	100.0%
Other Assets in Excess of Liabilities		182,761	0.0%
TOTAL NET ASSETS		$3,290,435,478	100.0%

Notes to Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2018, the value of these securities total $617,336,169, which represents 18.76% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2018.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2018.
(5)	7-Day Yield.
(6)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2018.
(7)	Security in default.
(8)	Security that, on the last payment date, missed a partial principal or interest payment.

Baird Intermediate Bond Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
 Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
 Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,208,906,186	$–	$1,208,906,186
Other Government Related Securities	–	39,481,366	–	39,481,366
Corporate Bonds	–	1,469,626,652	–	1,469,626,652
Taxable Municipal Bonds	–	62,718,169	–	62,718,169
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	80,365	–	80,365
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	87,480,363	–	87,480,363
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	89,403,402	–	89,403,402
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	114,898,845	–	114,898,845
Other Asset Backed Securities	–	140,906,823	–	140,906,823
Total Long-Term Investments	–	3,213,502,171	–	3,213,502,171
Short-Term Investment
Money Market Mutual Fund	76,750,546	–	–	76,750,546
Total Short-Term Investment	76,750,546	–	–	76,750,546
Total Investments	$76,750,546	$3,213,502,171	$–	$3,290,252,717

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. Transfers between levels are recognized at the end of the reporting period. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$423,780,000	$411,794,972
1.875%, 03/31/2022	457,225,000	446,276,606
2.500%, 05/15/2024	413,375,000	409,919,441
2.250%, 11/15/2025	262,750,000	254,323,526
2.000%, 11/15/2026	457,400,000	431,385,375
3.500%, 02/15/2039	512,355,900	562,931,033
2.875%, 05/15/2043	737,550,000	727,005,336
		3,243,636,289	21.0%
Other Government Related Securities
CNOOC Finance (2015) Australia Pty Ltd.,
2.625%, 05/05/2020 (1)	14,500,000	14,339,657
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (1)(2)	2,000,000	1,994,246
Comision Federal de Electricidad,
4.875%, 01/15/2024 (1)(2)	2,678,000	2,751,645
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	6,107,000	6,401,968
Export-Import Bank of Korea,
2.250%, 01/21/2020 (1)	11,000,000	10,834,538
Industrial Bank of Korea,
2.000%, 04/23/2020 (1)	7,000,000	6,824,171
The Korea Development Bank,
2.250%, 05/18/2020 (1)	2,000,000	1,959,969
Korea Gas Corp.,
4.250%, 11/02/2020 (1)(2)	2,321,000	2,370,669
Nexen Energy ULC:
6.400%, 05/15/2037 (1)	3,392,000	4,186,366
7.500%, 07/30/2039 (1)	4,175,000	5,831,535
Petroleos Mexicanos:
8.000%, 05/03/2019 (1)	5,911,000	6,199,161
5.500%, 01/21/2021 (1)	5,600,000	5,829,600
4.875%, 01/24/2022 (1)	4,000,000	4,099,600
4.500%, 01/23/2026 (1)	2,500,000	2,423,750
6.625%, 06/15/2035 (1)	893,000	922,630
6.350%, 02/12/2048 (1)(2)	8,500,000	8,213,125
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,533,500
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (1)(2)	15,000,000	14,776,389
3.250%, 04/28/2025 (1)(2)	10,000,000	9,540,739
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (1)(2)	13,450,000	12,947,266
Sinopec Group Overseas Development [2017] Ltd:
2.250%, 09/13/2020 (1)(2)	9,125,000	8,922,471
3.000%, 04/12/2022 (1)(2)	15,000,000	14,649,210
		147,552,205	1.0%
Corporate Bonds
Industrials
21st Century Fox America, Inc.:
7.300%, 04/30/2028	6,350,000	8,014,693
6.150%, 03/01/2037	2,570,000	3,182,734
6.750%, 01/09/2038	5,650,000	7,395,531
Abbott Laboratories:
4.750%, 11/30/2036	33,949,000	36,635,610
4.900%, 11/30/2046	4,700,000	5,153,346
AbbVie, Inc.:
2.500%, 05/14/2020	9,500,000	9,377,076
4.500%, 05/14/2035	9,000,000	9,217,822
4.300%, 05/14/2036	6,000,000	6,000,885
Actavis Funding SCS:
3.850%, 06/15/2024 (1)	12,067,000	11,921,985
3.800%, 03/15/2025 (1)	12,000,000	11,788,607
4.550%, 03/15/2035 (1)	8,000,000	7,831,851
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	3,925,916
Agrium, Inc.,
3.375%, 03/15/2025 (1)	2,625,000	2,548,332
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	7,000,000	6,789,370
Amgen, Inc.,
4.400%, 05/01/2045	12,300,000	12,282,630
Anadarko Finance Co.,
7.500%, 05/01/2031 (1)	7,170,000	9,160,121
Anadarko Petroleum Corp.,
8.700%, 03/15/2019	2,432,000	2,558,783
Analog Devices, Inc.,
3.125%, 12/05/2023	10,000,000	9,793,650
Andeavor Logistics LP / Tesoro Logistics Finance Corp.,
5.250%, 01/15/2025	4,276,000	4,347,195
Anheuser-Busch InBev Finance, Inc.,
2.650%, 02/01/2021	6,300,000	6,250,658
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, 04/15/2038 (9)	7,000,000	7,141,874
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,590,449
AT&T, Inc.:
3.950%, 01/15/2025	5,000,000	4,996,891
3.400%, 05/15/2025	23,200,000	22,354,302
4.125%, 02/17/2026	7,650,000	7,668,531
3.900%, 08/14/2027	4,125,000	4,153,399
5.250%, 03/01/2037	10,000,000	10,578,747
4.900%, 08/14/2037	10,000,000	10,056,465
4.800%, 06/15/2044	1,375,000	1,342,090
4.750%, 05/15/2046	5,000,000	4,856,221
5.150%, 11/15/2046 (2)	10,599,000	10,832,369
5.150%, 02/14/2050	10,000,000	10,101,713
Baxalta, Inc.,
2.875%, 06/23/2020	5,000,000	4,964,843
Bayer US Finance LLC,
2.375%, 10/08/2019 (2)	10,000,000	9,913,486
Becton Dickinson and Co.:
2.675%, 12/15/2019	4,007,000	3,983,840
3.250%, 11/12/2020	7,000,000	6,982,990
3.363%, 06/06/2024	6,300,000	6,063,742
3.734%, 12/15/2024	4,000,000	3,932,972
4.875%, 05/15/2044	10,815,000	10,815,153
Bell Canada, Inc.,
4.464%, 04/01/2048 (1)	7,225,000	7,352,593
Boardwalk Pipelines LP:
5.950%, 06/01/2026	22,721,000	24,349,452
4.450%, 07/15/2027	7,000,000	6,805,543
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	6,000,000	5,860,466
Boston Scientific Corp.,
2.850%, 05/15/2020	7,000,000	6,954,486
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
3.125%, 01/15/2025	12,000,000	11,343,718
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	6,933,000	7,366,342
3.500%, 11/24/2020	12,235,000	12,276,940
3.000%, 09/25/2022	15,000,000	14,503,763
3.250%, 08/15/2026	11,550,000	10,858,940
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	3,062,182
Campbell Soup Co.:
3.950%, 03/15/2025	10,325,000	10,276,347
4.800%, 03/15/2048	7,000,000	7,017,630
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)	982,000	1,206,440
Carlisle Cos, Inc.,
3.500%, 12/01/2024	5,000,000	4,900,968
Celgene Corp.:
3.550%, 08/15/2022	6,450,000	6,441,129
3.250%, 02/20/2023	6,175,000	6,074,354
4.000%, 08/15/2023	2,477,000	2,518,083
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027 (1)(2)	12,000,000	11,544,000
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	20,160,000
5.150%, 03/15/2034	3,000,000	2,857,500
Charter Communications Operating LLC,
4.464%, 07/23/2022	13,773,000	14,068,972
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.384%, 10/23/2035	5,800,000	6,478,893
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.523%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	25,000,000	25,150,507
CK Hutchison International Ltd.,
2.875%, 04/05/2022 (1)(2)	8,000,000	7,845,770
Columbia Pipeline Group, Inc.:
2.450%, 06/01/2018	4,004,000	4,001,444
3.300%, 06/01/2020	14,575,000	14,544,631
4.500%, 06/01/2025	2,819,000	2,845,194
Comcast Corp.:
4.250%, 01/15/2033	5,712,000	5,918,205
3.200%, 07/15/2036	6,000,000	5,301,764
3.969%, 11/01/2047	8,622,000	8,175,003
ConAgra Foods, Inc.:
4.950%, 08/15/2020	332,000	344,716
9.750%, 03/01/2021	4,548,000	5,359,214
7.125%, 10/01/2026	6,441,000	7,658,950
7.000%, 10/01/2028	4,300,000	5,177,783
ConocoPhillips Co.,
2.739%, 05/15/2022 (3 Month LIBOR USD + 0.900%) (3)	8,425,000	8,585,794
Corning, Inc.,
4.375%, 11/15/2057	9,000,000	8,287,828
Cox Communications, Inc.:
3.850%, 02/01/2025 (2)	4,725,000	4,730,055
3.350%, 09/15/2026 (2)	2,800,000	2,665,975
4.800%, 02/01/2035 (2)	9,000,000	8,831,806
8.375%, 03/01/2039 (2)	19,011,000	26,081,438
4.600%, 08/15/2047 (2)	5,000,000	4,784,000
CSX Corp.,
4.650%, 03/01/2068	9,000,000	8,731,188
CVS Health Corp.:
3.500%, 07/20/2022	7,000,000	6,984,955
4.780%, 03/25/2038	23,000,000	23,311,196
5.050%, 03/25/2048	9,300,000	9,781,617
Daimler Finance North America LLC,
1.500%, 07/05/2019 (2)	10,700,000	10,519,228
Danone SA,
2.589%, 11/02/2023 (1)(2)	19,600,000	18,571,286
DCP Midstream LLC,
9.750%, 03/15/2019 (2)	5,065,000	5,343,575
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	1,661,000	2,352,566
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (2)	8,947,000	8,987,468
4.420%, 06/15/2021 (2)	50,575,000	51,878,218
Dominion Gas Holdings LLC,
2.800%, 11/15/2020	7,275,000	7,204,803
The Dow Chemical Co.,
8.550%, 05/15/2019	26,000,000	27,596,897
DXC Technology Co.:
2.956%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	8,000,000	8,009,476
4.250%, 04/15/2024	34,725,000	35,661,219
4.750%, 04/15/2027	1,215,000	1,260,459
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	4,877,928
Enbridge Energy Partners LP,
7.375%, 10/15/2045	20,000,000	25,840,721
Energy Transfer Partners LP:
9.700%, 03/15/2019	893,000	947,153
4.150%, 10/01/2020	10,000,000	10,138,926
4.050%, 03/15/2025	26,585,000	26,073,212
Ensco PLC,
5.200%, 03/15/2025 (1)	4,000,000	3,220,000
Enterprise Products Operating LLC,
3.700%, 02/15/2026	8,350,000	8,274,408
EQT Midstream Partners LP:
4.000%, 08/01/2024	3,000,000	2,924,766
4.125%, 12/01/2026	10,000,000	9,598,415
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	4,000,000	3,959,837
3.300%, 12/01/2026 (2)	20,225,000	19,507,289
Express Scripts Holding Co.:
3.300%, 02/25/2021	2,350,000	2,345,725
4.750%, 11/15/2021	5,000,000	5,212,229
3.900%, 02/15/2022	10,000,000	10,136,596
3.050%, 11/30/2022	10,000,000	9,778,967
3.000%, 07/15/2023	5,512,000	5,282,526
3.500%, 06/15/2024	9,000,000	8,788,000
Federal Express Corp. Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	275,241	285,562
FedEx Corp.,
3.200%, 02/01/2025	6,000,000	5,858,167
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	5,577,000	5,647,054
3.500%, 04/15/2023	12,188,000	12,184,104
3.875%, 06/05/2024	582,000	589,219
4.500%, 08/15/2046	17,040,000	16,977,659
Fiserv, Inc.:
2.700%, 06/01/2020	10,000,000	9,936,478
4.625%, 10/01/2020	1,785,000	1,849,653
3.500%, 10/01/2022	5,410,000	5,446,784
FMC Corp.,
4.100%, 02/01/2024	6,400,000	6,476,934
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	5,000,000	4,869,595
4.375%, 05/10/2043 (1)	4,374,000	4,444,155
Ford Motor Credit Co. LLC:
2.240%, 06/15/2018	6,250,000	6,242,044
2.375%, 03/12/2019	6,806,000	6,768,739
2.597%, 11/04/2019	10,000,000	9,918,330
3.200%, 01/15/2021	25,000,000	24,794,067
3.336%, 03/18/2021	7,500,000	7,455,555
3.339%, 03/28/2022	5,000,000	4,919,773
2.979%, 08/03/2022	13,000,000	12,614,091
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	24,000,000	25,052,549
Fortive Corp.,
2.350%, 06/15/2021	5,125,000	4,982,486
Freeport-McMoRan, Inc.,
6.750%, 02/01/2022	2,649,000	2,738,404
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	10,000,000	10,429,900
General Electric Co.:
2.200%, 01/09/2020	1,432,000	1,410,101
5.550%, 05/04/2020	1,585,000	1,658,733
4.650%, 10/17/2021	1,534,000	1,601,642
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	9,000,000	8,954,645
2.350%, 10/04/2019	6,800,000	6,737,612
2.650%, 04/13/2020	3,500,000	3,456,102
2.450%, 11/06/2020	9,000,000	8,796,877
4.200%, 03/01/2021	30,000,000	30,568,132
4.375%, 09/25/2021	2,675,000	2,749,605
3.450%, 01/14/2022	5,000,000	4,982,235
3.150%, 06/30/2022	6,000,000	5,873,180
Georgia-Pacific LLC,
2.539%, 11/15/2019 (2)	19,125,000	19,009,027
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	4,926,999
Glencore Funding LLC:
2.500%, 01/15/2019 (2)	4,463,000	4,444,389
4.125%, 05/30/2023 (2)	6,746,000	6,789,984
4.625%, 04/29/2024 (2)	30,620,000	31,333,446
4.000%, 04/16/2025 (2)	4,450,000	4,363,145
4.000%, 03/27/2027 (2)	17,550,000	16,942,122
3.875%, 10/27/2027 (2)	2,000,000	1,897,120
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	13,157,000	13,591,954
3.875%, 06/27/2024 (1)(2)	18,220,000	18,309,571
4.875%, 06/27/2044 (1)(2)	7,400,000	7,382,240
4.700%, 11/10/2047 (1)(2)	25,000,000	24,105,250
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,651,879
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	5,000,000	5,239,135
Halliburton Co.,
3.800%, 11/15/2025	9,000,000	9,040,722
Harris Corp.:
2.700%, 04/27/2020	4,000,000	3,964,799
3.832%, 04/27/2025	5,000,000	5,029,354
Hewlett Packard Enterprise Co.:
2.850%, 10/05/2018	8,875,000	8,884,117
2.100%, 10/04/2019 (2)	11,000,000	10,855,037
3.600%, 10/15/2020	10,000,000	10,092,514
4.400%, 10/15/2022	15,150,000	15,679,507
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (1)(2)	1,232,000	1,291,058
Hubbell, Inc.,
3.150%, 08/15/2027	11,700,000	11,183,652
Hutchison Whampoa International Ltd.:
7.625%, 04/09/2019 (1)(2)	8,288,000	8,681,067
5.750%, 09/11/2019 (1)(2)	9,150,000	9,517,189
3.625%, 10/31/2024 (1)(2)	7,850,000	7,817,941
Hyundai Capital America:
2.500%, 03/18/2019 (2)	4,275,000	4,248,798
2.000%, 07/01/2019 (2)	8,600,000	8,479,359
2.750%, 09/18/2020 (2)	6,000,000	5,909,392
3.000%, 03/18/2021 (2)	15,000,000	14,821,838
3.100%, 04/05/2022 (2)	17,825,000	17,501,470
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	5,150,000	5,055,631
Ingersoll-Rand Luxembourg Finance SA,
2.625%, 05/01/2020 (1)	2,650,000	2,628,435
The JM Smucker Co.,
3.500%, 03/15/2025	5,000,000	4,924,798
Johnson Controls International PLC:
6.000%, 01/15/2036 (1)	1,168,000	1,425,388
4.500%, 02/15/2047 (1)	4,400,000	4,460,673
4.950%, 07/02/2064 (1)(6)	2,400,000	2,409,023
Keysight Technologies, Inc.:
3.300%, 10/30/2019	16,500,000	16,531,742
4.600%, 04/06/2027	32,450,000	33,416,288
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	893,000	935,906
4.300%, 05/01/2024	10,000,000	10,069,665
6.950%, 01/15/2038	2,008,000	2,420,684
6.500%, 09/01/2039	893,000	1,018,440
7.500%, 11/15/2040	4,017,000	5,009,463
Kinder Morgan, Inc.:
5.000%, 02/15/2021 (2)	4,155,000	4,314,142
5.625%, 11/15/2023 (2)	5,017,000	5,367,847
7.800%, 08/01/2031	14,995,000	19,072,609
7.750%, 01/15/2032	18,464,000	23,592,878
Kraft Heinz Foods Co.:
2.800%, 07/02/2020	4,000,000	3,972,299
3.000%, 06/01/2026	10,000,000	9,230,384
5.000%, 07/15/2035	14,740,000	15,283,247
Laboratory Corp. of America Holdings:
2.500%, 11/01/2018	11,345,000	11,335,382
3.200%, 02/01/2022	2,400,000	2,388,420
Lafarge SA,
7.125%, 07/15/2036 (1)	893,000	1,133,977
Lockheed Martin Corp.,
3.100%, 01/15/2023	5,000,000	4,969,865
Magellan Midstream Partners LP,
3.200%, 03/15/2025	5,000,000	4,795,592
Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	10,912,183
3.625%, 09/15/2024	1,600,000	1,590,577
4.750%, 09/15/2044	1,500,000	1,507,878
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	1,043,173
Medtronic, Inc.,
3.150%, 03/15/2022	3,975,000	3,981,614
Microsoft Corp.:
4.450%, 11/03/2045	10,000,000	11,070,635
3.950%, 08/08/2056	12,000,000	11,927,499
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (2)	23,093,000	22,894,173
The Mosaic Co.:
4.250%, 11/15/2023	5,000,000	5,098,140
5.450%, 11/15/2033	2,000,000	2,117,724
4.875%, 11/15/2041	5,000,000	4,796,895
MPLX LP:
4.500%, 07/15/2023	22,405,000	23,191,650
4.875%, 12/01/2024	12,165,000	12,755,828
4.875%, 06/01/2025	12,500,000	13,051,897
4.125%, 03/01/2027	7,275,000	7,208,085
4.500%, 04/15/2038	5,725,000	5,652,455
Mylan NV:
3.150%, 06/15/2021 (1)	5,000,000	4,930,255
3.950%, 06/15/2026 (1)	28,925,000	28,054,936
Mylan, Inc.,
4.550%, 04/15/2028 (2)(9)	10,000,000	10,016,263
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	14,970,802
Nvent Finance Sarl,
4.550%, 04/15/2028 (1)(2)	15,525,000	15,596,614
ONEOK Partners LP:
8.625%, 03/01/2019	7,627,000	8,006,809
3.375%, 10/01/2022	1,130,000	1,112,239
ONEOK, Inc.,
7.500%, 09/01/2023	5,000,000	5,827,072
Oracle Corp.:
3.400%, 07/08/2024	3,000,000	3,000,235
2.950%, 05/15/2025	6,025,000	5,834,387
Orange SA,
9.000%, 03/01/2031 (1)	19,783,000	28,951,745
Pactiv LLC,
7.950%, 12/15/2025	286,000	318,175
Pernod Ricard SA:
4.450%, 01/15/2022 (1)(2)	331,000	343,633
4.250%, 07/15/2022 (1)(2)	20,527,000	21,157,580
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 (1)	4,875,000	4,951,113
Petrofac Ltd.,
3.400%, 10/10/2018 (1)(2)	15,546,000	15,409,972
Pfizer, Inc.,
5.800%, 08/12/2023	6,000,000	6,786,530
Phillips 66:
4.300%, 04/01/2022	10,000,000	10,397,586
5.875%, 05/01/2042	6,000,000	7,210,607
4.875%, 11/15/2044	21,130,000	22,531,175
Phillips 66 Partners LP:
3.605%, 02/15/2025	3,000,000	2,934,781
3.550%, 10/01/2026	7,000,000	6,661,400
POSCO,
4.250%, 10/28/2020 (1)(2)	975,000	996,118
Potash Corp of Saskatchewan, Inc.,
6.500%, 05/15/2019 (1)	5,000,000	5,178,918
Qualcomm, Inc.:
2.250%, 05/20/2020	3,600,000	3,540,190
2.435%, 05/20/2020 (3 Month LIBOR USD + 0.550%) (3)	7,450,000	7,479,953
R.R. Donnelley & Sons Co.,
7.625%, 06/15/2020	893,000	939,615
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022	8,955,000	9,556,860
Republic Services, Inc.,
5.500%, 09/15/2019	7,400,000	7,666,362
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)	446,000	541,131
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,785,000	1,847,493
Rockwell Collins, Inc.,
4.350%, 04/15/2047	9,175,000	9,043,175
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	17,500,000	18,827,246
5.875%, 06/30/2026	38,000,000	41,533,992
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(7)	4,463,000	3,298,291
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (2)	10,000,000	9,972,556
Shell International Finance BV:
3.250%, 05/11/2025 (1)	5,725,000	5,671,153
4.125%, 05/11/2035 (1)	10,000,000	10,361,139
The Sherwin-Williams Co.,
4.500%, 06/01/2047	4,000,000	3,981,673
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	25,000,000	23,867,025
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	1,339,000	1,617,874
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	6,000,000	5,744,873
3.350%, 02/01/2022 (2)	11,917,000	11,668,962
Solvay Finance America LLC:
3.400%, 12/03/2020 (2)	15,088,000	15,165,577
4.450%, 12/03/2025 (2)	43,329,000	44,904,379
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	6,792,820
Sprint Capital Corp.,
6.900%, 05/01/2019	2,499,000	2,573,970
Stryker Corp.,
2.625%, 03/15/2021	6,225,000	6,158,752
Sunoco Logistics Partners Operations LP:
3.900%, 07/15/2026	12,000,000	11,399,225
5.400%, 10/01/2047	7,425,000	7,073,549
Sysco Corp.,
3.300%, 07/15/2026	11,550,000	11,146,631
TC PipeLines LP:
4.375%, 03/13/2025	31,115,000	31,387,346
3.900%, 05/25/2027	10,327,000	9,878,254
Telecom Italia Capital SA:
7.175%, 06/18/2019 (1)	1,785,000	1,865,022
7.200%, 07/18/2036 (1)	5,475,000	6,419,437
Telefonica Emisiones SAU:
5.462%, 02/16/2021 (1)	8,830,000	9,387,182
5.213%, 03/08/2047 (1)	7,225,000	7,678,543
4.895%, 03/06/2048 (1)	12,550,000	12,768,796
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	25,000,000	21,182,059
3.150%, 10/01/2026 (1)	15,000,000	12,041,453
Thermo Fisher Scientific, Inc.,
3.000%, 04/15/2023	7,975,000	7,771,330
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	1,004,002
6.750%, 06/15/2039	2,767,000	3,150,099
Time Warner, Inc.:
3.600%, 07/15/2025	2,200,000	2,140,778
3.875%, 01/15/2026	7,000,000	6,857,354
2.950%, 07/15/2026	6,250,000	5,724,021
3.800%, 02/15/2027	6,300,000	6,091,031
The Timken Co.,
3.875%, 09/01/2024	2,000,000	1,985,001
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	4,227,417
4.600%, 03/15/2048 (2)	5,150,000	4,984,820
TSMC Global Ltd.,
1.625%, 04/03/2018 (1)(2)	9,865,000	9,865,000
TTX Co.:
3.600%, 01/15/2025 (2)	5,000,000	4,992,544
3.900%, 02/01/2045 (2)	10,250,000	9,624,586
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	7,000,000	7,840,000
8.250%, 01/17/2034 (1)	8,526,000	11,019,855
6.875%, 11/21/2036 (1)	3,483,000	4,096,705
6.875%, 11/10/2039 (1)	8,893,000	10,538,205
Valero Energy Corp.:
9.375%, 03/15/2019	15,578,000	16,516,661
6.625%, 06/15/2037	2,100,000	2,651,511
Valero Energy Partners LP,
4.375%, 12/15/2026	10,000,000	9,985,895
Verisk Analytics, Inc.,
5.800%, 05/01/2021	8,325,000	8,919,163
Verizon Communications, Inc.:
4.150%, 03/15/2024	3,000,000	3,079,052
4.500%, 08/10/2033	16,325,000	16,526,159
4.272%, 01/15/2036	8,148,000	7,799,789
5.250%, 03/16/2037	18,000,000	19,409,580
4.812%, 03/15/2039	36,839,000	37,645,952
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	3,100,000	4,038,405
4.375%, 02/19/2043 (1)	6,000,000	5,678,775
Vulcan Materials Co.,
4.700%, 03/01/2048 (2)	3,446,000	3,364,060
Wabtec Corp.:
4.375%, 08/15/2023	2,678,000	2,705,588
3.450%, 11/15/2026	19,315,000	18,510,330
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,355,033
3.800%, 11/18/2024	5,934,000	5,844,035
4.500%, 11/18/2034	4,750,000	4,699,232
Western Gas Partners LP:
5.375%, 06/01/2021	10,701,000	11,164,383
3.950%, 06/01/2025	8,000,000	7,797,858
WestRock Co.,
3.000%, 09/15/2024 (2)	10,000,000	9,560,370
WestRock MWV LLC:
9.750%, 06/15/2020	143,000	162,867
8.200%, 01/15/2030	7,963,000	10,726,683
The Williams Companies, Inc.,
4.550%, 06/24/2024	5,000,000	5,034,850
Williams Partners LP:
3.600%, 03/15/2022	10,176,000	10,129,942
6.300%, 04/15/2040	2,767,000	3,169,515
4.850%, 03/01/2048	7,000,000	6,929,139
Woodside Finance Ltd.,
3.650%, 03/05/2025 (1)(2)	12,300,000	12,179,441
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	13,965,000	13,548,728
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,363,852
Zoetis, Inc.:
3.450%, 11/13/2020	5,145,000	5,181,083
3.250%, 02/01/2023	34,200,000	33,869,824
4.700%, 02/01/2043	3,568,000	3,813,517
		3,022,429,487	19.6%
Utilities
Ameren Corp.,
2.700%, 11/15/2020	10,000,000	9,893,894
Arizona Public Service Co.,
8.750%, 03/01/2019	759,000	799,687
Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	4,958,528
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	9,126,464
Edison International,
2.950%, 03/15/2023	5,000,000	4,862,056
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	19,175,000	18,861,661
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,000,000	6,831,442
3.625%, 05/25/2027 (1)(2)	22,790,000	21,705,458
3.500%, 04/06/2028 (1)(2)	8,000,000	7,456,713
4.750%, 05/25/2047 (1)(2)	34,392,000	35,282,162
ENEL Finance International NV,
6.800%, 09/15/2037 (1)(2)	1,565,000	1,982,179
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	12,171,295
Exelon Corp.,
4.950%, 06/15/2035	3,500,000	3,855,022
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	4,909,000	5,114,135
National Rural Utilities Cooperative Finance Corp.:
2.000%, 01/27/2020	2,000,000	1,971,764
8.000%, 03/01/2032	4,659,000	6,611,296
NiSource, Inc.,
3.950%, 03/30/2048	11,750,000	11,042,000
PSEG Power LLC,
5.125%, 04/15/2020	3,575,000	3,713,349
RGS I&M Funding Corp.,
9.820%, 06/07/2022	713,509	819,695
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	10,000,000	9,604,105
The Southern Co.,
4.250%, 07/01/2036	5,525,000	5,627,166
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	1,785,000	1,830,796
		184,120,867	1.2%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (1)(2)	11,033,000	11,027,373
2.100%, 01/18/2019 (1)(2)	10,550,000	10,495,457
2.450%, 06/04/2020 (1)(2)	9,000,000	8,858,853
7.750%, 05/15/2023 (1)(2)	7,200,000	8,273,123
4.750%, 07/28/2025 (1)(2)	18,414,000	18,863,117
4.800%, 04/18/2026 (1)(2)	9,000,000	9,250,740
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	6,000,000	5,798,700
Ally Financial, Inc.,
8.000%, 12/31/2018	360,000	371,250
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	11,677,469
4.875%, 06/01/2022	17,698,000	18,664,953
4.125%, 02/15/2024	893,000	906,167
3.875%, 01/15/2035	4,875,000	4,546,756
8.175%, 05/15/2058 (3 Month LIBOR USD + 4.195%) (3)	893,000	1,187,690
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	1,883,628
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	256,544
Anthem, Inc.:
5.100%, 01/15/2044	1,584,000	1,709,149
4.375%, 12/01/2047	8,650,000	8,491,100
ANZ New Zealand (Int'l) Ltd.:
2.850%, 08/06/2020 (1)(2)	15,350,000	15,245,797
2.750%, 02/03/2021 (1)(2)	3,000,000	2,965,692
Aon PLC:
4.000%, 11/27/2023 (1)	6,150,000	6,323,139
3.875%, 12/15/2025 (1)	9,126,000	9,201,892
4.450%, 05/24/2043 (1)	1,274,000	1,261,233
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)	42,405,000	43,236,700
BAC Capital Trust VI,
5.625%, 03/08/2035	357,000	379,477
Banco Santander SA:
3.500%, 04/11/2022 (1)	13,000,000	12,940,260
5.179%, 11/19/2025 (1)	14,000,000	14,613,945
Bank of America Corp.:
6.875%, 04/25/2018	3,162,000	3,170,195
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	29,000,000	28,457,367
3.300%, 01/11/2023	7,000,000	6,979,541
4.125%, 01/22/2024	15,000,000	15,439,887
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	15,000,000	14,420,844
3.500%, 04/19/2026	9,000,000	8,842,663
3.248%, 10/21/2027	6,000,000	5,655,102
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%) (3)	12,000,000	11,799,721
7.750%, 05/14/2038	1,138,000	1,575,604
The Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	10,000,000	9,691,269
4.500%, 12/16/2025 (1)	5,500,000	5,614,827
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (1)(2)	2,911,000	3,002,749
3.750%, 03/10/2024 (1)(2)	2,800,000	2,844,739
BanPonce Trust I,
8.327%, 02/01/2027	1,941,000	1,940,623
Barclays PLC:
3.250%, 01/12/2021 (1)	12,175,000	12,087,364
3.684%, 01/10/2023 (1)	24,625,000	24,411,174
3.650%, 03/16/2025 (1)	8,100,000	7,802,965
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	4,958,115
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	14,445,562
BNP Paribas SA:
2.375%, 05/21/2020 (1)	10,000,000	9,882,927
3.500%, 03/01/2023 (1)(2)	5,000,000	4,960,347
3.250%, 03/03/2023 (1)	3,570,000	3,554,763
3.375%, 01/09/2025 (1)(2)	8,350,000	8,076,851
BNZ International Funding Ltd.:
2.350%, 03/04/2019 (1)(2)	7,300,000	7,265,771
2.400%, 02/21/2020 (1)(2)	7,000,000	6,917,713
2.750%, 03/02/2021 (1)(2)	14,000,000	13,837,369
2.650%, 11/03/2022 (1)(2)	20,350,000	19,637,895
3.375%, 03/01/2023 (1)(2)	20,000,000	19,794,827
BPCE SA:
2.500%, 07/15/2019 (1)	7,925,000	7,881,048
5.700%, 10/22/2023 (1)(2)	21,395,000	22,915,350
4.000%, 04/15/2024 (1)	2,500,000	2,531,985
5.150%, 07/21/2024 (1)(2)	31,285,000	32,644,950
4.500%, 03/15/2025 (1)(2)	5,000,000	5,020,630
Capital One Bank (USA) NA,
3.375%, 02/15/2023	41,962,000	40,891,997
Capital One Financial Corp.:
3.050%, 03/09/2022	4,000,000	3,922,687
3.200%, 01/30/2023	6,550,000	6,392,429
Capital One NA:
2.400%, 09/05/2019	12,000,000	11,888,025
1.850%, 09/13/2019	5,000,000	4,915,232
Citigroup, Inc.:
2.350%, 08/02/2021	9,000,000	8,738,821
2.750%, 04/25/2022	8,675,000	8,450,420
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	12,200,000	12,052,741
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	20,350,000	19,801,682
3.436%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	7,000,000	7,170,629
3.750%, 06/16/2024	1,000,000	1,004,759
3.700%, 01/12/2026	4,500,000	4,443,797
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	7,600,000	7,558,854
Citizens Bank NA:
2.300%, 12/03/2018	4,000,000	3,986,210
2.500%, 03/14/2019	7,800,000	7,775,959
2.450%, 12/04/2019	19,300,000	19,088,431
2.250%, 03/02/2020	4,750,000	4,668,615
CNA Financial Corp.:
5.750%, 08/15/2021	7,199,000	7,735,994
7.250%, 11/15/2023	4,000,000	4,646,124
4.500%, 03/01/2026	14,000,000	14,512,409
3.450%, 08/15/2027	9,550,000	9,075,081
Comerica Bank:
2.500%, 06/02/2020	29,000,000	28,641,084
4.000%, 07/27/2025	10,000,000	10,034,910
Compass Bank:
2.750%, 09/29/2019	31,216,000	31,049,245
2.875%, 06/29/2022	8,000,000	7,756,612
3.875%, 04/10/2025	23,885,000	23,369,285
Cooperatieve Rabobank UA:
4.625%, 12/01/2023 (1)	14,630,000	15,249,028
3.750%, 07/21/2026 (1)	12,000,000	11,581,505
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	10,180,000	10,097,456
4.000%, 01/10/2033 (5 Year Swap Rate USD + 1.644%) (1)(2)(3)	8,000,000	7,613,467
Credit Suisse AG:
5.300%, 08/13/2019 (1)	1,406,000	1,449,495
5.400%, 01/14/2020 (1)	5,000,000	5,178,872
3.625%, 09/09/2024 (1)	4,325,000	4,311,406
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	17,000,000	16,899,357
4.282%, 01/09/2028 (1)(2)	8,900,000	8,920,912
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	11,000,000	10,662,442
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	14,550,000	14,577,563
4.550%, 04/17/2026 (1)	2,000,000	2,043,408
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	6,709,892
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	12,000,000	11,845,860
Deutsche Bank AG:
2.700%, 07/13/2020 (1)	14,000,000	13,703,342
2.950%, 08/20/2020 (1)	575,000	565,362
3.125%, 01/13/2021 (1)	1,625,000	1,598,788
4.250%, 10/14/2021 (1)	30,425,000	30,902,714
3.300%, 11/16/2022 (1)	22,175,000	21,555,372
3.700%, 05/30/2024 (1)	10,000,000	9,652,911
Discover Bank:
2.600%, 11/13/2018	4,875,000	4,873,451
3.350%, 02/06/2023	8,600,000	8,463,500
Discover Bank/Greenwood DE:
4.200%, 08/08/2023	20,000,000	20,400,366
3.450%, 07/27/2026	12,000,000	11,336,431
Discover Financial Services:
3.950%, 11/06/2024	5,000,000	4,946,182
4.100%, 02/09/2027	9,150,000	9,076,456
Fifth Third Bancorp,
2.875%, 07/27/2020	6,000,000	5,988,340
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	29,234,658
First Tennessee Bank NA,
2.950%, 12/01/2019	5,612,000	5,599,214
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	4,641,583
FMR LLC,
4.950%, 02/01/2033 (2)	1,750,000	1,939,914
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	12,638,000	12,359,445
Goldman Sachs Capital I,
6.345%, 02/15/2034	1,053,000	1,255,016
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	5,634,000	5,634,000
7.500%, 02/15/2019	1,964,000	2,043,020
2.550%, 10/23/2019	2,700,000	2,685,339
2.350%, 11/15/2021	6,175,000	5,954,157
3.000%, 04/26/2022	20,000,000	19,638,524
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	8,000,000	7,780,217
3.584%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	5,000,000	5,156,244
3.850%, 07/08/2024	3,000,000	3,013,743
3.500%, 01/23/2025	3,000,000	2,942,931
3.750%, 05/22/2025	5,000,000	4,949,367
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	15,000,000	14,439,769
3.510%, 10/28/2027 (3 Month LIBOR USD + 1.750%) (3)	10,000,000	10,471,500
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	6,775,000	6,568,178
Great-West Life & Annuity Insurance Capital LP II,
4.388%, 05/16/2046 (3 Month LIBOR USD + 2.538%) (2)(3)	2,499,000	2,499,000
The Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	2,000,000	2,103,007
4.850%, 01/24/2077 (2)	22,227,000	22,905,285
The Hartford Financial Services Group, Inc.:
5.125%, 04/15/2022	1,538,000	1,636,692
8.125%, 06/15/2038 (3 Month LIBOR USD + 4.603%) (3)	1,964,000	1,983,640
Highmark, Inc.,
4.750%, 05/15/2021 (2)	4,378,000	4,514,020
HSBC Bank PLC,
2.479%, 05/15/2018 (3 Month LIBOR USD + 0.640%) (1)(2)(3)	4,950,000	4,950,589
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	5,879,782
HSBC Holdings PLC:
2.650%, 01/05/2022 (1)	4,000,000	3,889,150
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	15,600,000	15,397,154
3.600%, 05/25/2023 (1)	2,275,000	2,273,699
4.375%, 11/23/2026 (1)	10,000,000	9,959,066
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	2,960,714
5.000%, 09/27/2020	3,716,000	3,859,056
9.125%, 05/15/2021	625,000	725,844
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	7,600,000	7,562,086
2.300%, 01/14/2022	26,450,000	25,338,353
The Huntington National Bank,
2.200%, 11/06/2018	4,825,000	4,811,463
ING Bank NV:
2.050%, 08/17/2018 (1)(2)	7,275,000	7,260,124
2.000%, 11/26/2018 (1)(2)	6,000,000	5,975,790
2.500%, 10/01/2019 (1)(2)	3,500,000	3,477,340
2.450%, 03/16/2020 (1)(2)	9,225,000	9,115,708
5.800%, 09/25/2023 (1)(2)	43,525,000	47,045,467
Invesco Finance PLC:
3.125%, 11/30/2022 (1)	5,902,000	5,854,916
3.750%, 01/15/2026 (1)	4,900,000	4,932,906
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	23,475,000	23,241,270
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	3,891,868
6.250%, 01/15/2036	1,390,000	1,511,395
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
4.850%, 01/15/2027	4,600,000	4,704,098
4.150%, 01/23/2030	10,000,000	9,304,996
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	13,339,000	15,741,565
JPMorgan Chase & Co.:
2.250%, 01/23/2020	3,675,000	3,630,346
4.250%, 10/15/2020	886,000	911,717
2.550%, 03/01/2021	7,000,000	6,887,593
2.295%, 08/15/2021	18,000,000	17,501,176
2.971%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	15,000,000	15,220,464
3.125%, 01/23/2025	14,000,000	13,499,111
5.600%, 07/15/2041	4,106,000	4,965,539
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	20,000,000	19,579,060
KeyBank NA:
2.250%, 03/16/2020	5,000,000	4,935,161
3.400%, 05/20/2026	18,965,000	18,328,123
Kookmin Bank,
1.625%, 08/01/2019 (1)(2)	7,000,000	6,862,870
LeasePlan Corp. NV:
2.500%, 05/16/2018 (1)(2)	20,158,000	20,145,104
2.875%, 01/22/2019 (1)(2)	11,000,000	10,965,580
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	2,678,000	2,733,197
10.750%, 06/15/2058 (3 Month LIBOR USD + 7.120%) (2)(3)	2,231,000	3,458,050
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	465,000	643,173
Lincoln National Corp.,
3.785%, 04/20/2067 (3 Month LIBOR USD + 2.040%) (3)	1,004,000	956,310
Lloyds Bank PLC,
5.800%, 01/13/2020 (1)(2)	1,428,000	1,496,212
Lloyds Banking Group PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	18,669,000	17,997,423
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	10,000,000	9,438,462
Macquarie Bank Ltd.:
2.400%, 01/21/2020 (1)(2)	17,000,000	16,785,309
4.875%, 06/10/2025 (1)(2)	7,600,000	7,705,787
Macquarie Group Ltd.:
3.000%, 12/03/2018 (1)(2)	8,525,000	8,530,927
7.625%, 08/13/2019 (1)(2)	3,944,000	4,177,563
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	15,000,000	14,448,000
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	24,000,000	24,094,695
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,668,711
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	10,000,000	10,145,944
5.375%, 03/04/2046 (1)	5,150,000	6,053,149
Marsh & McLennan Companies, Inc.,
4.350%, 01/30/2047	8,150,000	8,370,257
Massachusetts Mutual Life Insurance Co.:
8.875%, 06/01/2039 (2)	8,124,000	12,767,242
4.500%, 04/15/2065 (2)	3,000,000	2,899,526
4.900%, 04/01/2077 (2)	11,175,000	11,495,471
MBIA Insurance Corp.,
12.982%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(7)	714,000	307,020
MetLife, Inc.:
7.717%, 02/15/2019	982,000	1,023,223
6.500%, 12/15/2032	466,000	592,582
4.875%, 11/13/2043	3,375,000	3,660,788
4.050%, 03/01/2045	12,375,000	11,821,058
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 (1)	8,738,000	8,682,995
2.190%, 09/13/2021 (1)	12,400,000	11,967,053
2.665%, 07/25/2022 (1)	9,000,000	8,719,581
3.455%, 03/02/2023 (1)	10,650,000	10,630,159
Mizuho Bank Ltd.,
2.450%, 04/16/2019 (1)(2)	2,100,000	2,090,587
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	13,000,000	12,735,687
2.953%, 02/28/2022 (1)	12,575,000	12,362,167
2.601%, 09/11/2022 (1)	13,000,000	12,522,488
4.018%, 03/05/2028 (1)	7,500,000	7,539,087
Morgan Stanley:
7.300%, 05/13/2019	15,110,000	15,833,028
2.375%, 07/23/2019	1,000,000	992,748
5.625%, 09/23/2019	1,941,000	2,014,860
2.650%, 01/27/2020	4,200,000	4,174,130
2.800%, 06/16/2020	5,000,000	4,966,359
2.500%, 04/21/2021	8,000,000	7,838,668
2.750%, 05/19/2022	20,000,000	19,504,408
3.141%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	8,000,000	8,181,520
3.875%, 04/29/2024	1,650,000	1,664,365
3.700%, 10/23/2024	4,000,000	3,980,476
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	12,000,000	11,607,124
3.772%, 01/24/2029 (3 Month LIBOR USD + 1.140%) (3)	1,000,000	984,522
MUFG Americas Holdings Corp.,
2.250%, 02/10/2020	5,000,000	4,924,480
National Australia Bank Ltd./New York,
2.500%, 07/12/2026 (1)	7,875,000	7,216,300
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	20,000,000	19,944,708
4.000%, 09/14/2026 (1)(2)	18,507,000	17,832,167
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	20,000,000	19,940,655
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	7,000,000	6,653,773
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	16,905,000	17,814,191
New York Life Insurance Co.,
6.750%, 11/15/2039 (2)	12,026,000	16,315,442
Nomura Holdings, Inc.:
2.750%, 03/19/2019 (1)	1,625,000	1,623,652
6.700%, 03/04/2020 (1)	1,667,000	1,777,040
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	15,793,000	16,207,444
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	8,000,000	8,062,966
People's United Bank NA,
4.000%, 07/15/2024	11,400,000	11,496,824
PNC Bank NA,
4.200%, 11/01/2025	2,678,000	2,766,203
Pricoa Global Funding I,
2.550%, 11/24/2020 (2)	14,000,000	13,856,525
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,852,931
3.125%, 05/15/2023	4,667,000	4,579,945
3.400%, 05/15/2025	16,000,000	15,755,539
4.300%, 11/15/2046	2,325,000	2,306,575
Principal Life Global Funding II:
2.200%, 04/08/2020 (2)	4,000,000	3,939,586
3.000%, 04/18/2026 (2)	13,400,000	12,794,073
Protective Life Corp.:
7.375%, 10/15/2019	7,096,000	7,549,467
8.450%, 10/15/2039	1,400,000	2,062,823
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	8,000,000	7,923,824
Prudential Financial, Inc.:
3.878%, 03/27/2028	15,000,000	15,203,000
6.625%, 12/01/2037	5,000,000	6,591,831
3.935%, 12/07/2049 (2)	11,426,000	10,724,417
RBC USA Holdco Corp.,
5.250%, 09/15/2020	2,025,000	2,132,221
Regions Bank:
7.500%, 05/15/2018	8,518,000	8,565,365
2.250%, 09/14/2018	5,000,000	4,990,987
Regions Financial Corp.:
3.200%, 02/08/2021	25,000,000	24,954,141
2.750%, 08/14/2022	8,800,000	8,550,607
Reliance Standard Life Global Funding II:
2.500%, 04/24/2019 (2)	5,355,000	5,331,981
2.500%, 01/15/2020 (2)	6,940,000	6,870,804
2.375%, 05/04/2020 (2)	30,000,000	29,506,974
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	7,773,000	8,015,341
Royal Bank of Scotland Group PLC,
3.875%, 09/12/2023 (1)	10,000,000	9,875,607
Santander Holdings USA, Inc.:
2.700%, 05/24/2019	2,701,000	2,694,366
2.650%, 04/17/2020	2,000,000	1,977,705
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	4,866,000	4,820,143
3.125%, 01/08/2021 (1)	2,600,000	2,578,628
3.571%, 01/10/2023 (1)	5,000,000	4,944,995
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	5,717,131
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	15,880,000	16,425,589
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (1)(2)	6,835,000	6,821,631
2.375%, 03/25/2019 (1)(2)	1,725,000	1,719,632
2.450%, 05/27/2020 (1)(2)	15,000,000	14,794,110
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (1)(2)	8,000,000	7,825,241
Societe Generale SA:
2.500%, 04/08/2021 (1)(2)	10,225,000	9,982,350
3.250%, 01/12/2022 (1)(2)	8,000,000	7,911,671
4.250%, 04/14/2025 (1)(2)	16,157,000	15,923,265
Standard Chartered PLC:
1.700%, 04/17/2018 (1)(2)	11,600,000	11,596,485
2.100%, 08/19/2019 (1)(2)	14,000,000	13,798,115
2.250%, 04/17/2020 (1)(2)	8,000,000	7,842,280
3.050%, 01/15/2021 (1)(2)	4,500,000	4,453,042
5.700%, 03/26/2044 (1)(2)	6,000,000	6,609,866
Stifel Financial Corp.,
4.250%, 07/18/2024	7,850,000	7,886,019
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 (1)	20,500,000	20,278,560
3.950%, 07/19/2023 (1)	1,850,000	1,898,097
Sumitomo Mitsui Financial Group, Inc.:
2.934%, 03/09/2021 (1)	5,950,000	5,917,831
2.442%, 10/19/2021 (1)	15,775,000	15,321,172
2.784%, 07/12/2022 (1)	10,000,000	9,753,139
3.102%, 01/17/2023 (1)	12,000,000	11,803,504
SunTrust Banks, Inc.:
2.900%, 03/03/2021	14,150,000	14,036,103
2.700%, 01/27/2022	12,800,000	12,518,228
3.300%, 05/15/2026	3,925,000	3,742,909
Svenska Handelsbanken AB,
2.400%, 10/01/2020 (1)	5,200,000	5,110,272
Swedbank AB:
2.375%, 02/27/2019 (1)(2)	7,300,000	7,279,217
2.200%, 03/04/2020 (1)(2)	6,468,000	6,364,421
Synchrony Financial:
3.000%, 08/15/2019	2,000,000	1,993,970
3.750%, 08/15/2021	10,225,000	10,310,512
4.250%, 08/15/2024	26,864,000	26,703,525
4.500%, 07/23/2025	23,127,000	23,128,739
3.950%, 12/01/2027	7,000,000	6,619,725
TD Ameritrade Holding Corp.:
5.600%, 12/01/2019	2,945,000	3,077,229
2.950%, 04/01/2022	4,625,000	4,583,405
3.625%, 04/01/2025	7,000,000	7,054,930
Torchmark Corp.,
3.800%, 09/15/2022	12,475,000	12,675,461
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	27,305,000	27,668,523
6.125%, 08/15/2043 (1)	15,671,000	18,556,299
UBS AG,
2.856%, 06/01/2020 (3 Month LIBOR USD + 0.850%) (1)(3)	4,710,000	4,758,095
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	14,150,000	13,719,394
3.491%, 05/23/2023 (1)(2)	4,825,000	4,766,934
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	16,250,000	15,707,851
4.253%, 03/23/2028 (1)(2)	17,150,000	17,263,759
Voya Financial, Inc.:
5.500%, 07/15/2022	23,802,000	25,719,310
3.125%, 07/15/2024	14,375,000	13,836,148
3.650%, 06/15/2026	5,800,000	5,653,515
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	5,985,000	5,956,435
3.250%, 10/05/2020 (2)	8,000,000	8,009,495
Wells Fargo & Co.:
2.150%, 01/30/2020	2,750,000	2,707,009
2.500%, 03/04/2021	5,000,000	4,909,161
3.069%, 01/24/2023	10,000,000	9,833,761
3.002%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,072,660
3.000%, 02/19/2025	5,000,000	4,763,431
3.000%, 04/22/2026	8,000,000	7,510,798
3.900%, 05/01/2045	15,000,000	14,417,856
Westpac Banking Corp.,
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	8,350,000	8,288,045
Willis North America, Inc.:
7.000%, 09/29/2019	5,463,000	5,772,725
3.600%, 05/15/2024	9,000,000	8,853,189
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,879,000	14,770,825
		3,054,094,488	19.8%
Total Corporate Bonds		6,260,644,842	40.6%

Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,092,600
California Housing Finance Agency:
3.656%, 02/01/2029 (Callable 08/01/2025)	19,650,000	19,715,238
2.794%, 08/01/2036 (Callable 08/01/2025)	11,495,000	11,260,732
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	8,006,082
California School Finance Authority,
5.041%, 07/01/2020	2,230,000	2,304,326
City of Berwyn IL,
5.790%, 12/01/2022	10,000,000	10,498,700
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,265,000	7,518,476
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	1,035,372
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,352,391
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,440,000	4,551,444
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 04/30/2018)	3,415,000	3,471,996
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	5,200,000	5,212,480
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)	4,749,994	4,549,354
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	17,005,000	16,808,082
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	775,000	776,805
3.750%, 07/01/2034 (Callable 07/01/2023)	1,290,000	1,299,572
4.000%, 07/01/2036 (Callable 07/01/2025)	6,880,000	6,981,549
New Jersey Economic Development Authority,
2.421%, 06/15/2018	7,000,000	6,999,510
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	2,985,000	2,920,882
North Texas Tollway Authority,
8.910%, 02/01/2030 (Callable 02/01/2020)	18,385,000	20,263,028
State of California,
7.950%, 03/01/2036 (Callable 03/01/2020)	10,125,000	11,086,571
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,850,973
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,481,476
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,220,593
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,606,700
		165,864,932	1.1%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-37, Class G, 8.000%, 07/25/2019	13,744	13,993
Series 1989-94, Class G, 7.500%, 12/25/2019	7,838	8,042
Series 1990-58, Class J, 7.000%, 05/25/2020	800	831
Series 1990-76, Class G, 7.000%, 07/25/2020	7,956	8,168
Series 1990-105, Class J, 6.500%, 09/25/2020	5,772	5,946
Series 1990-108, Class G, 7.000%, 09/25/2020	1,589	1,640
Series 1991-1, Class G, 7.000%, 01/25/2021	2,154	2,226
Series 1991-86, Class Z, 6.500%, 07/25/2021	6,664	6,951
Series 1993-58, Class H, 5.500%, 04/25/2023	71,831	74,558
Series 1998-66, Class C, 6.000%, 12/25/2028	49,111	52,043
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	21,994	22,335
3.500%, 11/01/2025	3,141,529	3,205,490
3.000%, 12/01/2026	1,102,097	1,108,280
2.500%, 04/01/2028	3,228,006	3,184,717
6.500%, 06/01/2029	151,796	170,950
3.000%, 04/01/2031	9,210,765	9,201,013
3.000%, 02/01/2032	83,489,652	83,422,620
3.500%, 05/01/2032	9,699,570	9,912,999
3.500%, 07/01/2032	29,051,792	29,691,104
5.000%, 08/01/2033	5,926,298	6,402,759
3.500%, 01/01/2034	23,696,227	24,217,733
5.000%, 09/01/2035	12,285,266	13,253,516
5.500%, 01/01/2036	202,992	223,808
5.000%, 03/01/2036	5,300,228	5,717,798
6.000%, 12/01/2036	181,362	203,467
5.000%, 02/01/2038	2,919,565	3,147,301
5.500%, 05/01/2038	639,437	701,637
5.500%, 01/01/2039	12,953,861	14,282,913
4.500%, 11/01/2039	4,613,290	4,880,707
4.500%, 11/01/2039	5,420,852	5,735,423
4.500%, 12/01/2039	27,806,216	29,424,250
5.000%, 03/01/2040	1,205,196	1,299,870
4.500%, 08/01/2040	990,435	1,047,933
4.500%, 09/01/2040	3,811,149	4,032,215
4.000%, 01/01/2041	35,332,906	36,578,495
4.000%, 01/01/2041	18,043,102	18,678,838
4.500%, 03/01/2041	2,746,472	2,906,025
3.500%, 10/01/2041	11,270,367	11,355,807
4.000%, 03/01/2042	8,296,062	8,589,156
3.500%, 06/01/2042	5,699,288	5,742,423
3.500%, 07/01/2042	15,122,863	15,237,567
3.000%, 08/01/2042	19,623,559	19,290,387
3.000%, 10/01/2042	7,514,267	7,386,653
3.000%, 11/01/2042	42,482,444	41,761,196
3.500%, 12/01/2042	16,027,480	16,149,012
3.000%, 01/01/2043	15,025,951	14,706,188
3.000%, 01/01/2043	32,743,181	32,187,102
3.500%, 01/01/2043	24,771,295	24,959,162
3.000%, 02/01/2043	4,110,252	4,040,468
3.000%, 04/01/2043	18,074,021	17,767,154
3.000%, 04/01/2043	6,690,670	6,577,130
3.000%, 04/01/2043	10,323,430	10,148,125
3.500%, 05/01/2043	15,321,852	15,438,017
3.000%, 06/01/2043	21,329,400	20,961,842
3.000%, 08/01/2043	6,636,683	6,518,824
3.500%, 11/01/2043	12,111,867	12,203,688
3.500%, 01/01/2044	13,102,297	13,201,650
3.500%, 02/01/2044	48,341,650	48,710,224
4.000%, 03/01/2044	7,426,730	7,654,636
3.500%, 05/01/2044	48,436,289	48,803,480
4.000%, 05/01/2044	25,682,468	26,589,479
4.000%, 07/01/2044	6,325,175	6,518,940
3.500%, 10/01/2044	12,469,361	12,538,584
4.000%, 10/01/2044	14,899,314	15,390,251
3.500%, 06/01/2045	3,046,774	3,065,875
3.000%, 10/01/2045	47,846,802	47,034,416
3.500%, 01/01/2046	46,438,429	46,686,404
4.000%, 04/01/2046	14,462,629	14,938,585
3.500%, 05/01/2046	13,462,559	13,517,680
3.500%, 08/01/2046	41,334,765	41,683,592
3.000%, 10/01/2046	73,457,518	71,808,350
3.000%, 05/01/2047	77,678,372	75,933,472
Federal Home Loan Mortgage Corp. (FHLMC):
Series 141, Class D, 5.000%, 05/15/2021	3,493	3,516
Series 1081, Class K, 7.000%, 05/15/2021	21,669	22,497
Series 163, Class F, 6.000%, 07/15/2021 (4)	5,110	5,244
Series 188, Class H, 7.000%, 09/15/2021	11,538	11,867
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	316,013	320,984
3.000%, 04/01/2027	8,761,267	8,802,860
3.500%, 07/01/2027	43,309,182	44,222,040
2.500%, 12/01/2027	11,246,126	11,108,873
2.500%, 05/01/2028	14,954,298	14,762,351
5.000%, 05/01/2028	216,586	231,540
3.000%, 11/01/2028	29,533,468	29,673,750
4.500%, 08/01/2029	1,684,212	1,769,326
4.500%, 09/01/2029	1,961,779	2,060,908
2.500%, 04/01/2030	5,545,988	5,454,265
2.500%, 05/01/2030	16,812,285	16,534,206
3.000%, 12/01/2030	17,038,597	17,056,696
3.000%, 12/01/2030	27,471,262	27,466,685
3.500%, 01/01/2032	57,358,461	58,606,025
2.500%, 02/01/2032	9,272,538	9,090,478
6.000%, 03/01/2033	51,549	57,850
3.500%, 10/01/2033	27,157,491	27,748,098
4.500%, 10/01/2033	19,968,983	21,021,128
5.000%, 10/01/2033	21,388,677	23,093,095
5.000%, 11/01/2033	59,334	64,062
4.000%, 01/01/2034	8,786,994	9,150,804
5.500%, 04/01/2034	7,086,416	7,784,969
4.000%, 06/01/2034	11,468,004	11,940,718
4.000%, 09/01/2034	13,669,492	14,233,018
5.500%, 09/01/2034	189,702	208,194
6.000%, 11/01/2034	51,905	58,379
5.500%, 02/01/2035	645,543	708,907
5.000%, 07/01/2035	5,528,119	5,967,839
5.000%, 10/01/2035	2,774,241	2,994,899
5.000%, 02/01/2036	3,941,239	4,254,935
5.500%, 11/01/2036	258,063	283,212
2.500%, 12/01/2036	35,247,597	34,116,991
5.500%, 04/01/2037	1,608,781	1,765,543
4.000%, 05/01/2037	60,762,473	63,019,286
4.000%, 04/01/2039	15,094,327	15,620,683
5.000%, 06/01/2039	12,989,921	14,021,117
5.000%, 06/01/2039	19,151,498	20,670,311
4.500%, 11/01/2039	262,175	277,244
4.000%, 08/01/2040	1,892,417	1,956,116
3.500%, 12/01/2040	11,357,013	11,463,839
4.000%, 12/01/2040	11,197,438	11,574,713
3.500%, 02/01/2041	17,727,014	17,893,603
4.000%, 02/01/2041	26,523,529	27,432,407
3.500%, 03/01/2041	25,636,683	25,877,643
4.500%, 05/01/2041	9,685,258	10,244,271
4.000%, 06/01/2041	21,944,854	22,680,251
4.500%, 07/01/2041	10,262,420	10,847,031
5.000%, 07/01/2041	14,660,252	15,821,955
3.500%, 09/01/2041	25,913,622	26,157,199
4.000%, 09/01/2041	2,999,542	3,100,651
4.000%, 10/01/2041	7,626,763	7,883,364
3.500%, 11/01/2041	10,431,396	10,529,412
3.500%, 12/01/2041	44,867,456	45,289,950
4.000%, 12/01/2041	10,769,564	11,132,741
4.000%, 01/01/2042	14,361,962	14,846,093
4.500%, 01/01/2042	14,178,352	14,992,639
4.000%, 02/01/2042	53,168,855	54,958,102
3.000%, 05/01/2042	9,827,542	9,674,657
3.500%, 08/01/2042	10,276,860	10,372,690
4.000%, 08/01/2042	19,675,648	20,337,849
3.000%, 03/01/2043	7,433,462	7,318,776
3.000%, 03/01/2043	41,076,579	40,444,103
3.000%, 05/01/2043	41,151,139	40,516,436
3.000%, 05/01/2043	24,146,589	23,773,893
3.000%, 06/01/2043	10,112,234	9,956,323
3.000%, 07/01/2043	3,918,014	3,857,577
4.000%, 07/01/2043	36,731,404	37,969,309
3.000%, 08/01/2043	6,305,594	6,208,309
3.500%, 09/01/2043	63,800,204	64,460,320
4.500%, 09/01/2043	15,459,321	16,351,527
3.500%, 10/01/2043	70,723,084	71,302,047
3.000%, 11/01/2043	32,659,071	32,155,213
4.000%, 01/01/2045	11,112,267	11,458,537
3.500%, 02/01/2045	49,987,589	50,447,486
4.000%, 02/01/2045	25,347,604	26,199,310
3.500%, 04/01/2045	37,353,856	37,538,044
4.000%, 10/01/2045	9,768,417	10,072,428
4.000%, 11/01/2045	47,272,546	48,544,918
3.500%, 12/01/2045	41,111,325	41,244,115
4.500%, 02/01/2046	42,547,185	44,997,372
3.000%, 05/01/2046	18,702,875	18,311,325
3.500%, 05/01/2046	72,192,194	72,425,376
3.000%, 07/01/2046	11,728,771	11,482,178
4.500%, 08/01/2046	38,491,556	40,410,591
3.000%, 11/01/2046	28,603,548	28,009,041
3.500%, 11/01/2046	63,103,655	63,366,371
Ginnie Mae II Pool,
3.500%, 03/20/2045	21,285,240	21,537,712
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	49,303	55,651
5.000%, 07/20/2040	2,279,072	2,456,648
3.500%, 10/20/2041	10,340,658	10,499,174
3.500%, 01/15/2042	17,249,075	17,512,735
4.000%, 06/20/2042	11,589,908	12,086,415
3.500%, 09/20/2042	4,405,879	4,473,423
3.500%, 01/20/2043	28,463,166	28,899,536
3.000%, 04/20/2045	35,405,401	35,104,507
3.500%, 04/20/2045	31,543,843	31,901,193
4.000%, 08/20/2045	15,006,557	15,533,788
4.500%, 01/20/2046	17,251,281	18,129,071
4.000%, 04/20/2046	15,900,192	16,441,015
4.000%, 05/20/2046	38,430,494	39,715,694
3.000%, 06/20/2046	24,505,362	24,180,014
3.000%, 08/20/2046	49,722,712	49,049,501
		3,195,653,684	20.7%
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust,
Series 2005-4, Class A1, 2.112%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	3,771,776	3,772,631
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1B1, 2.062%, 02/25/2036 (1 Month LIBOR USD + 0.190%) (3)	920,421	920,465
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (8)	101,956	102,182
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (8)	546,472	536,639
Series 2006-J5, Class 3A1, 4.388%, 07/25/2021 (4)	122,675	118,242
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (8)	114,115	114,610
Series 2004-8CB, Class A, 2.142%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	11,845,532	11,863,778
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (8)	662,551	540,875
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 2.212%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	3,616,865	3,613,367
Series 2005-W5, Class A1, 2.107%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	35,728,291	35,434,855
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A3, 2.072%, 01/25/2036 (1 Month LIBOR USD + 0.200%) (3)	7,948,375	7,888,741
Series 2006-HE1, Class A1, 2.087%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	3,001,255	2,987,094
Series 2006-HE3, Class A2, 2.037%, 03/25/2036 (1 Month LIBOR USD + 0.165%) (3)	13,873,105	13,662,582
Series 2006-HE6, Class A1, 2.017%, 11/25/2036 (1 Month LIBOR USD + 0.145%) (3)	28,309,825	27,386,934
Banc of America Alternative Loan Trust:
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	23,099	23,229
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	51,643	51,593
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	235,798	233,844
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	86,840	87,164
Series 2007-1, Class 1A1, 5.664%, 04/25/2022 (4)(8)	394,896	394,821
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 (8)	76,019	75,536
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (8)	171,669	170,961
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (8)	108,682	104,889
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (8)	387,114	356,464
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037 (6)	1,292,545	1,326,093
Series 2007-B, Class 1A2, 6.831%, 08/28/2047 (6)	1,768,154	1,656,377
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 2.472%, 06/25/2034 (1 Month LIBOR USD + 0.600%) (3)	2,213,710	2,207,989
Series 2005-4, Class 1A1, 2.312%, 04/25/2035 (1 Month LIBOR USD + 0.440%) (3)	5,371,274	5,351,501
Series 2005-7, Class 12A1, 2.412%, 08/25/2035 (1 Month LIBOR USD + 0.540%) (3)	15,340,614	15,348,178
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	262,550	262,157
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 3.652%, 09/25/2036 (4)(8)	1,514,006	1,516,943
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (6)	183,140	185,542
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (8)	76,934	76,980
Countrywide Asset-Backed Certificates:
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (6)	373,276	376,197
Series 2005-1, Class AF6, 5.030%, 07/25/2035 (4)	266,958	271,491
Series 2005-10, Class AF6, 4.465%, 02/25/2036 (4)	213,713	218,326
Series 2005-13, Class AF3, 4.657%, 04/25/2036 (4)	860,686	782,696
Series 2006-10, Class 1AF3, 4.639%, 09/25/2046 (4)(8)	731,196	660,054
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 3.677%, 11/25/2033 (4)	8,036,391	8,194,153
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2, 3.794%, 12/25/2035 (6)	40,454	40,300
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	89,933	90,287
Series 2005-11, Class AF3, 4.495%, 02/25/2036 (4)	651,324	652,331
Series 2005-16, Class 3AV, 2.102%, 05/25/2036 (1 Month LIBOR USD + 0.230%) (3)	6,331,307	6,323,937
Series 2005-17, Class 1AF5, 4.455%, 05/25/2036 (4)	266,832	262,934
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036 (4)	64,179	65,310
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.150%, 04/25/2034 (6)	3,837	3,899
First Franklin Mortgage Loan Trust:
Series 2006-FFH1, Class A4, 2.172%, 01/25/2036 (1 Month LIBOR USD + 0.300%) (3)	1,941,343	1,939,772
Series 2006-FF1, Class 2A4, 2.212%, 01/25/2036 (1 Month LIBOR USD + 0.340%) (3)	8,808,368	8,829,468
Series 2005-FF12, Class A2C, 2.202%, 11/25/2036 (1 Month LIBOR USD + 0.330%) (3)	6,590,825	6,599,162
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	48,902	49,043
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021 (8)	105,411	102,517
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 (8)	374,370	329,544
Fremont Home Loan Trust,
Series 2006-A, Class 1A1, 2.017%, 05/25/2036 (1 Month LIBOR USD + 0.145%) (3)	25,889,070	25,187,600
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	462	432
GE Mortgage Services LLC,
Series 1997-HE4, Class A7, 6.735%, 12/25/2028	36	33
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035 (6)	993	995
GSAA Home Equity Trust,
Series 2004-6, Class A1, 2.672%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	1,993,078	1,962,781
GSAMP Trust:
Series 2005-WMC2, Class A1B, 2.492%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	7,516,846	7,529,346
Series 2005-WMC2, Class A2C, 2.572%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	7,223,405	7,241,921
HomeBanc Mortgage Trust,
Series 2005-3, Class A1, 2.112%, 07/25/2035 (1 Month LIBOR USD + 0.240%) (3)	3,860,041	3,831,789
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	882	880
Impac CMB Trust:
Series 2004-4, Class 2A2, 4.559%, 09/25/2034 (6)	90,505	89,385
Series 2004-5, Class 1A2, 2.572%, 10/25/2034 (1 Month LIBOR USD + 0.700%) (3)	5,107,063	5,114,622
Series 2004-6, Class 1A1, 2.672%, 10/25/2034 (1 Month LIBOR USD + 0.800%) (3)	3,649,904	3,576,133
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.581%, 03/25/2036 (4)(8)	339,112	305,307
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.002%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	3,090,684	3,076,792
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 3.536%, 07/25/2035 (4)	1,709,068	1,714,280
Series 2007-A1, Class 5A2, 3.688%, 07/25/2035 (4)	3,675,921	3,777,212
Series 2007-A1, Class 5A5, 3.688%, 07/25/2035 (4)	5,565,939	5,739,195
Series 2006-A7, Class 2A4R, 3.589%, 01/25/2037 (4)	705,585	712,016
Series 2006-A7, Class 2A2, 3.589%, 01/25/2037 (4)	165,148	166,653
Series 2007-A2, Class 2A3, 3.739%, 04/25/2037 (4)(8)	2,018,250	1,963,695
MASTR Alternative Loan Trust:
Series 2004-2, Class 6A1, 5.250%, 12/25/2018	185,969	186,909
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	38,765	38,740
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	3,274	3,278
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 2.472%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	6,653,248	6,664,926
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 3.065%, 12/25/2029 (4)	6,897,205	6,935,096
Series 2005-A10, Class A, 2.082%, 02/25/2036 (1 Month LIBOR USD + 0.210%) (3)	19,593,103	18,793,516
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 3.686%, 09/25/2034 (4)	3,447,940	3,524,976
MortgageIT Trust:
Series 2005-2, Class 1A1, 2.392%, 05/25/2035 (1 Month LIBOR USD + 0.520%) (3)	1,868,266	1,874,761
Series 2005-3, Class A1, 2.472%, 08/25/2035 (1 Month LIBOR USD + 0.600%) (3)	4,493,053	4,387,407
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.102%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	10,716,556	10,676,957
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	16,211,777	16,521,893
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	17,378,003	17,663,655
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (2)(4)	32,193,595	32,772,230
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	16,827,404	17,204,008
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 2.322%, 09/25/2035 (1 Month LIBOR USD + 0.450%) (3)	2,959,307	2,963,538
Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A2, 2.022%, 01/25/2037 (1 Month LIBOR USD + 0.150%) (3)	4,492,220	4,468,230
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019 (8)	27,627	27,526
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	16,504	16,515
RASC Series Trust,
Series 2006-KS4, Class A4, 2.112%, 06/25/2036 (1 Month LIBOR USD + 0.240%) (3)	11,746,340	11,707,930
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (6)(7)	2,499,520	1,251,452
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 2.542%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,903,709	1,895,968
Series 2005-AB3, Class A2C, 2.232%, 09/25/2036 (1 Month LIBOR USD + 0.360%) (3)	2,528,428	2,532,982
Series 2006-BC1, Class A2D, 2.172%, 12/25/2036 (1 Month LIBOR USD + 0.300%) (3)	2,166,217	2,168,307
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-12, Class 3A1, 3.692%, 09/25/2034 (4)	4,692,459	4,683,290
Series 2004-16, Class 2A, 3.504%, 11/25/2034 (4)	5,722,020	5,777,386
Series 2004-16, Class 1A2, 3.554%, 11/25/2034 (4)	7,649,579	7,671,232
Structured Asset Securities Corp.:
Series 2005-WF1, Class A3, 2.532%, 02/25/2035 (1 Month LIBOR USD + 0.660%) (3)	6,827,079	6,839,914
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (6)	37,775	38,847
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A6, 2.022%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	13,923,723	13,667,050
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.327%, 10/25/2043 (4)	15,929,032	16,148,996
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	7,112,886	7,141,648
Series 2015-5, Class A1, 3.500%, 05/25/2055 (2)(4)	3,860,119	3,882,055
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	10,834,026	10,753,359
Series 2016-3, Class A1, 2.250%, 04/25/2056 (2)(4)	2,106,505	2,072,756
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	5,750,129	5,667,262
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	38,007,425	37,580,491
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	33,573,757	33,083,953
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	67,463	67,773
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	104,444	104,950
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	9,068	9,126
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	48,513	49,292
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	38,511	38,918
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	7,086,218	7,493,677
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	3,681,335	3,923,560
Series 2004-AR14, Class A1, 3.447%, 01/25/2035 (4)	10,181,681	10,403,364
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 3.645%, 06/25/2035 (4)	16,522,246	16,948,322
		604,483,765	3.9%
		3,800,137,449	24.6%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 2011-M4, Class A2, 3.726%, 06/25/2021	22,400,000	22,934,110
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)	11,095,000	11,377,562
Federal Home Loan Mortgage Corp. (FHLMC),
Series K037, Class A2, 3.490%, 01/25/2024	68,125,000	69,954,749
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K714, Class A2, 3.034%, 10/25/2020 (4)	34,345,000	34,505,707
Series K720, Class A2, 2.716%, 06/25/2022	17,950,000	17,826,529
Series K721, Class A2, 3.090%, 08/25/2022 (4)	25,545,000	25,721,010
Series K028, Class A2, 3.111%, 02/25/2023	47,010,000	47,426,894
Series K029, Class A2, 3.320%, 02/25/2023 (4)	27,398,000	27,908,800
Series K050, Class A2, 3.334%, 08/25/2025 (4)	72,374,000	73,470,741
Series K058, Class A2, 2.653%, 08/25/2026	18,150,000	17,439,468
Series K064, Class A2, 3.224%, 03/25/2027	33,820,000	33,836,349
Series K065, Class A2, 3.243%, 04/25/2027	28,200,000	28,228,448
Series K068, Class A2, 3.244%, 08/25/2027	9,000,000	8,999,795
Series K069, Class A2, 3.187%, 09/25/2027 (4)	23,130,000	23,019,788
Series K071, Class A2, 3.286%, 11/25/2027	23,025,000	23,059,627
		465,709,577	3.0%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/15/2050	26,535,000	26,677,063
Series 2017-BNK9, Class A4, 3.538%, 11/15/2054	20,350,000	20,306,797
CD Mortgage Trust,
Series 2016-CD1, Class A4, 2.724%, 08/10/2049	32,785,000	30,955,990
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	34,503,388	34,275,683
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	11,825,000	12,094,816
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	7,562,843	7,616,136
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	25,725,000	26,623,754
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	19,660,536	19,611,383
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	23,175,000	23,968,760
DBJPM Mortgage Trust,
Series 2016-C3, Class ASB, 2.756%, 09/10/2049	10,360,000	10,036,068
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	36,918,489	36,310,234
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	25,000,000	26,199,505
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	16,702,913	16,457,119
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	9,403,863	9,332,101
Series 2012-LC9, Class A5, 2.840%, 12/15/2047	14,450,059	14,196,621
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/15/2045	4,500,000	4,514,909
Series 2013-C12, Class A5, 3.664%, 07/15/2045	6,835,000	6,979,280
Series 2013-C15, Class A4, 4.096%, 11/15/2045	2,130,000	2,218,145
Series 2013-C17, Class A3, 3.928%, 01/15/2047	8,450,000	8,678,835
Series 2013-C17, Class A4, 4.199%, 01/15/2047	10,000,000	10,434,568
Series 2014-C24, Class ASB, 3.368%, 11/15/2047	10,000,000	10,072,874
Series 2014-C25, Class ASB, 3.407%, 11/15/2047	8,538,000	8,610,948
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	37,550,000	37,600,441
Series 2012-C6, Class A4, 2.858%, 11/15/2045	26,885,945	26,602,675
Series 2013-C10, Class A3, 3.967%, 07/15/2046 (4)	6,800,000	7,027,134
Series 2013-C12, Class A3, 3.973%, 10/15/2046	22,850,000	23,572,245
Series 2016-C29, Class ASB, 3.140%, 05/15/2049	12,250,000	12,215,757
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/15/2048	18,000,000	18,068,000
Series 2015-SG1, Class ASB, 3.556%, 09/15/2048	18,900,000	19,170,476
Series 2015-P2, Class A3, 3.541%, 12/15/2048	44,050,000	44,377,512
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	26,735,220	27,004,452
Series 2013-C13, Class ASB, 2.654%, 05/15/2045	7,450,000	7,397,915
Series 2013-C18, Class A4, 3.896%, 12/15/2046	12,900,000	13,283,738
Series 2014-C21, Class A5, 3.678%, 08/15/2047	21,344,000	21,672,853
Series 2014-C24, Class A4, 3.343%, 11/15/2047	10,330,000	10,277,375
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	6,920,000	7,049,423
		641,491,585	4.2%
		1,107,201,162	7.2%
Other Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	8,166,000	10,472,682
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	208,874	214,199
Series 1998-3, Class A5, 6.220%, 03/01/2030	293,782	311,300
Series 1998-4, Class A5, 6.180%, 04/01/2030	1,763,199	1,849,024
Series 1998-7, Class A1, 6.320%, 07/01/2030	14,747,089	15,401,457
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	50,225,000	49,346,961
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026 (2)	27,030,000	26,869,310
Series 2015-1, Class A, 2.120%, 07/15/2026 (2)	9,540,000	9,426,079
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	28,860,000	28,409,876
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	22,030,000	21,415,548
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	40,550,000	40,406,226
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (2)	14,100,000	13,593,122
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	20,606	20,843
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	15,675,000	15,441,852
Sofi Consumer Loan Program,
Series 2017-6, Class A2, 2.820%, 11/25/2026 (2)	10,000,000	9,887,669
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (1)(2)	4,463,000	4,396,707
Synchrony Credit Card Master Note Trust:
Series 2015-1, Class A, 2.370%, 03/15/2023	20,883,000	20,722,775
Series 2016-2, Class A, 2.210%, 05/15/2024	8,900,000	8,709,082
Verizon Owner Trust:
Series 2016-2A, Class A, 1.680%, 05/20/2021 (2)	51,650,000	51,066,122
Series 2017-2A, Class A, 1.920%, 12/20/2021 (2)	3,825,000	3,769,735
		331,730,569	2.1%
Total Long-Term Investments (Cost $15,237,964,096)		15,056,767,448	97.6%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.51% (5)	449,865,848	449,865,848
Total Short-Term Investment (Cost $449,865,848)		449,865,848	2.9%
Total Investments (Cost $15,687,829,944)		15,506,633,296	100.5%
Liabilities in Excess of Other Assets		(77,025,826)	(0.5)%
TOTAL NET ASSETS		$15,429,607,470	100.0%

Notes to Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2018, the value of these securities total $2,464,455,332, which represents 15.97% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2018.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2018.
(5)	7-Day Yield.
(6)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2018.
(7)	Security in default.
(8)	Security that, on the last payment date, missed a partial principal or interest payment.
(9)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Aggregate Bond Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
 Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
 Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$3,243,636,289	$–	$3,243,636,289
Other Government Related Securities	–	147,552,205	–	147,552,205
Corporate Bonds	–	6,260,644,842	–	6,260,644,842
Taxable Municipal Bonds	–	165,864,932	–	165,864,932
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	3,195,653,684	–	3,195,653,684
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	604,483,765	–	604,483,765
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	465,709,577	–	465,709,577
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	641,491,585	–	641,491,585
Other Asset Backed Securities	–	331,730,569	–	331,730,569
Total Long-Term Investments	–	15,056,767,448	–	15,056,767,448
Short-Term Investment
Money Market Mutual Fund	449,865,848	–	–	449,865,848
Total Short-Term Investment	449,865,848	–	–	449,865,848
Total Investments	$449,865,848	$15,056,767,448	$–	$15,506,633,296

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. Transfers between levels are recognized at the end of the reporting period. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$497,650,000	$483,575,836
1.875%, 03/31/2022	505,200,000	493,102,829
2.500%, 05/15/2024	107,850,000	106,948,441
2.250%, 11/15/2025	321,425,000	311,116,801
2.000%, 11/15/2026	170,700,000	160,991,438
3.500%, 02/15/2039	417,620,000	458,843,663
2.875%, 05/15/2043	722,250,000	711,924,078
2.500%, 02/15/2045	93,625,000	85,487,671
		2,811,990,757	16.3%
Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (1)(2)	3,000,000	3,095,700
5.750%, 10/27/2021 (1)(2)	4,000,000	4,090,000
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.500%, 10/03/2023 (1)(2)	5,000,000	5,132,130
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,415,000	2,321,153
CNOOC Finance (2015) USA LLC,
3.500%, 05/05/2025	21,200,000	20,477,334
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	4,450,000	4,511,201
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (1)(2)	2,000,000	1,994,246
Comision Federal de Electricidad,
5.750%, 02/14/2042 (1)(2)	5,200,000	5,349,500
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	4,081,000	4,278,112
Electricite de France SA,
4.750%, 10/13/2035 (1)(2)	10,000,000	10,747,399
Export-Import Bank of Korea:
2.250%, 01/21/2020 (1)	14,000,000	13,789,412
4.000%, 01/29/2021 (1)	2,400,000	2,447,105
The Korea Development Bank:
2.250%, 05/18/2020 (1)	7,200,000	7,055,889
3.000%, 09/14/2022 (1)	4,400,000	4,316,208
Nexen Energy ULC,
7.500%, 07/30/2039 (1)	6,175,000	8,625,086
Petrobras Global Finance BV:
5.299%, 01/27/2025 (1)(2)	3,400,000	3,357,500
7.375%, 01/17/2027 (1)	9,300,000	10,076,550
Petroleos Mexicanos:
4.875%, 01/24/2022 (1)	6,500,000	6,661,850
4.250%, 01/15/2025 (1)	15,000,000	14,497,500
4.500%, 01/23/2026 (1)	4,500,000	4,362,750
6.500%, 06/02/2041 (1)	4,000,000	3,970,000
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,533,499
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (1)(2)	20,000,000	19,701,852
3.250%, 04/28/2025 (1)(2)	20,000,000	19,081,478
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (1)(2)	8,000,000	7,844,712
3.500%, 05/03/2026 (1)(2)	10,000,000	9,626,220
Sinopec Group Overseas Development [2017] Ltd,
3.000%, 04/12/2022 (1)(2)	6,950,000	6,787,467
		205,731,853	1.2%
Corporate Bonds
Industrials
21st Century Fox America, Inc.:
6.900%, 03/01/2019	6,659,000	6,901,903
3.700%, 09/15/2024	4,025,000	4,056,554
7.430%, 10/01/2026	3,300,000	4,147,532
6.150%, 03/01/2037	9,000,000	11,145,761
5.400%, 10/01/2043	5,000,000	5,864,744
4.750%, 09/15/2044	1,950,000	2,101,554
A.P. Meoller - Maersk A/S:
2.550%, 09/22/2019 (1)(2)	10,000,000	9,946,641
3.750%, 09/22/2024 (1)(2)	4,475,000	4,397,138
Abbott Laboratories:
3.400%, 11/30/2023	10,000,000	9,901,934
4.750%, 11/30/2036	38,500,000	41,546,761
AbbVie, Inc.:
3.200%, 11/06/2022	3,000,000	2,961,504
3.600%, 05/14/2025	2,500,000	2,463,810
4.300%, 05/14/2036	3,825,000	3,825,564
Actavis Funding SCS:
3.850%, 06/15/2024 (1)	125,000	123,498
3.800%, 03/15/2025 (1)	10,200,000	10,020,316
4.550%, 03/15/2035 (1)	14,098,000	13,801,679
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	733,033
The ADT Corp.,
3.500%, 07/15/2022	6,900,000	6,408,375
Agilent Technologies, Inc.,
3.875%, 07/15/2023	5,325,000	5,402,057
Agrium, Inc.,
4.125%, 03/15/2035 (1)	6,550,000	6,389,091
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 (1)	10,000,000	9,977,557
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	8,325,000	8,074,501
Amgen, Inc.,
4.400%, 05/01/2045	8,000,000	7,988,702
Anadarko Petroleum Corp.:
8.700%, 03/15/2019	4,380,000	4,608,333
6.450%, 09/15/2036	4,025,000	4,825,840
Andeavor Logistics LP / Tesoro Logistics Finance Corp.,
3.500%, 12/01/2022	8,600,000	8,451,353
Anglo American Capital PLC:
3.750%, 04/10/2022 (1)(2)	7,000,000	6,977,600
3.625%, 09/11/2024 (1)(2)	4,325,000	4,166,539
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	20,350,000	20,364,956
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	11,279,975
Aramark Services, Inc.,
5.000%, 02/01/2028 (2)	1,000,000	978,750
ArcelorMittal:
5.750%, 03/01/2021 (1)	7,950,000	8,367,375
6.500%, 02/25/2022 (1)	4,500,000	4,871,250
Arrow Electronics, Inc.,
3.250%, 09/08/2024	15,000,000	14,298,686
AT&T, Inc.:
3.950%, 01/15/2025	4,425,000	4,422,248
3.400%, 05/15/2025	20,225,000	19,487,749
4.125%, 02/17/2026	8,925,000	8,946,619
3.900%, 08/14/2027	4,000,000	4,027,538
4.300%, 02/15/2030 (2)	10,980,000	10,917,282
5.250%, 03/01/2037	7,125,000	7,537,357
4.900%, 08/14/2037	10,000,000	10,056,465
5.150%, 11/15/2046 (2)	10,321,000	10,548,248
4.500%, 03/09/2048	15,264,000	14,186,884
5.150%, 02/14/2050	9,650,000	9,748,153
Avnet, Inc.,
3.750%, 12/01/2021	5,000,000	4,994,567
Ball Corp.:
5.250%, 07/01/2025	25,000,000	25,750,000
4.875%, 03/15/2026	7,000,000	7,018,200
Bayer US Finance LLC,
2.375%, 10/08/2019 (2)	14,725,000	14,597,608
Beam Suntory, Inc.:
3.250%, 05/15/2022	7,000,000	7,004,791
3.250%, 06/15/2023	10,960,000	10,790,263
Becton Dickinson and Co.:
3.250%, 11/12/2020	13,000,000	12,968,410
3.363%, 06/06/2024	10,000,000	9,624,988
3.734%, 12/15/2024	9,250,000	9,094,997
4.875%, 05/15/2044	4,000,000	4,000,057
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,041,245
Boardwalk Pipelines LP:
4.950%, 12/15/2024	15,475,000	15,897,247
5.950%, 06/01/2026	26,406,000	28,298,563
Boral Finance Pty Ltd.:
3.000%, 11/01/2022 (1)(2)	8,650,000	8,448,838
3.750%, 05/01/2028 (1)(2)	5,550,000	5,357,720
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
3.125%, 01/15/2025	13,250,000	12,525,356
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	18,286,000	17,654,292
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	1,827,156
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	13,690,000	14,545,684
3.250%, 08/15/2026	13,188,000	12,398,935
3.750%, 09/25/2027	22,800,000	22,034,903
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,164,255
Campbell Soup Co.:
3.950%, 03/15/2025	11,000,000	10,948,166
4.800%, 03/15/2048	7,325,000	7,343,449
Carlisle Cos, Inc.,
3.750%, 12/01/2027	4,600,000	4,463,847
Celgene Corp.:
3.550%, 08/15/2022	5,730,000	5,722,119
3.250%, 02/20/2023	10,000,000	9,837,011
CF Industries, Inc.:
3.450%, 06/01/2023	24,874,000	23,879,040
5.375%, 03/15/2044	10,922,000	9,901,339
Charter Communications Operating LLC,
4.464%, 07/23/2022	33,748,000	34,473,221
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.384%, 10/23/2035	6,000,000	6,702,303
CK Hutchison International Ltd.:
2.250%, 09/29/2020 (1)(2)	17,600,000	17,277,528
2.875%, 04/05/2022 (1)(2)	7,475,000	7,330,891
CNH Industrial NV,
4.500%, 08/15/2023 (1)	6,168,000	6,277,359
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	9,943,000	9,922,282
4.500%, 06/01/2025	14,135,000	14,266,344
5.800%, 06/01/2045	2,223,000	2,557,204
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,559,595
Comcast Corp.:
4.250%, 01/15/2033	5,900,000	6,112,992
4.400%, 08/15/2035	13,575,000	13,995,300
3.200%, 07/15/2036	15,000,000	13,254,411
4.650%, 07/15/2042	2,000,000	2,093,066
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 (1)	845,000	1,057,237
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	1,053,203
Corning, Inc.,
4.375%, 11/15/2057	10,000,000	9,208,698
Cox Communications, Inc.:
2.950%, 06/30/2023 (2)	5,475,000	5,278,523
3.850%, 02/01/2025 (2)	2,875,000	2,878,076
3.350%, 09/15/2026 (2)	16,750,000	15,948,245
4.800%, 02/01/2035 (2)	4,450,000	4,366,837
6.450%, 12/01/2036 (2)	5,550,000	6,382,957
8.375%, 03/01/2039 (2)	11,639,000	15,967,696
4.700%, 12/15/2042 (2)	5,000,000	4,697,454
CSX Corp.:
6.220%, 04/30/2040	475,000	593,442
4.650%, 03/01/2068	9,000,000	8,731,188
CVS Health Corp.:
3.875%, 07/20/2025	2,302,000	2,282,014
4.780%, 03/25/2038	30,000,000	30,405,908
5.050%, 03/25/2048	10,000,000	10,517,868
Danone SA:
3.000%, 06/15/2022 (1)(2)	3,500,000	3,450,057
2.589%, 11/02/2023 (1)(2)	10,000,000	9,475,146
DCP Midstream LLC:
9.750%, 03/15/2019 (2)	10,505,000	11,082,775
4.750%, 09/30/2021 (2)	2,245,000	2,264,644
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 (1)	1,250,000	1,269,636
8.750%, 06/15/2030 (1)	1,040,000	1,473,010
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (2)	13,810,000	13,872,464
4.420%, 06/15/2021 (2)	39,125,000	40,133,174
5.450%, 06/15/2023 (2)	12,730,000	13,494,117
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,246,875
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,105,987
The Dow Chemical Co.:
8.550%, 05/15/2019	32,350,000	34,336,908
4.125%, 11/15/2021	835,000	858,790
DXC Technology Co.:
2.956%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	12,000,000	12,014,214
4.450%, 09/18/2022	2,000,000	2,070,393
4.250%, 04/15/2024	37,639,000	38,653,784
4.750%, 04/15/2027	18,650,000	19,347,777
Eaton Corp.:
2.750%, 11/02/2022	2,625,000	2,564,176
4.000%, 11/02/2032	3,660,000	3,668,168
Ecolab, Inc.,
3.250%, 01/14/2023	6,325,000	6,328,948
El du Pont de Nemours & Co.,
2.200%, 05/01/2020	7,700,000	7,593,565
EMC Corp.,
2.650%, 06/01/2020	200,000	192,850
Enable Midstream Partners LP,
4.400%, 03/15/2027	15,000,000	14,680,508
Enable Oklahoma Intrastate Transmission LLC,
6.250%, 03/15/2020 (2)	3,300,000	3,445,887
Enbridge Energy Partners LP,
7.375%, 10/15/2045	15,000,000	19,380,540
Encana Corp.,
6.500%, 05/15/2019 (1)	610,000	632,419
Energy Transfer Equity LP,
4.250%, 03/15/2023	10,000,000	9,700,000
Energy Transfer Partners LP:
2.500%, 06/15/2018	5,700,000	5,701,029
9.700%, 03/15/2019	1,189,000	1,261,103
4.150%, 10/01/2020	13,475,000	13,662,202
5.200%, 02/01/2022	1,000,000	1,044,437
3.600%, 02/01/2023	5,000,000	4,873,886
4.050%, 03/15/2025	6,204,000	6,084,567
4.200%, 04/15/2027	8,275,000	7,988,598
6.500%, 02/01/2042	14,000,000	15,121,608
5.150%, 03/15/2045	5,000,000	4,569,314
EnLink Midstream Partners LP,
4.400%, 04/01/2024	23,605,000	23,570,094
Ensco PLC,
5.200%, 03/15/2025 (1)	6,000,000	4,830,000
Enterprise Products Operating LLC:
2.850%, 04/15/2021	10,000,000	9,883,608
3.350%, 03/15/2023	10,000,000	9,964,498
3.750%, 02/15/2025	7,000,000	7,031,361
EQT Midstream Partners LP,
4.125%, 12/01/2026	14,750,000	14,157,663
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	5,385,000	5,330,930
2.600%, 12/01/2021 (2)	10,400,000	10,135,902
Express Scripts Holding Co.:
4.750%, 11/15/2021	14,700,000	15,323,954
3.050%, 11/30/2022	15,000,000	14,668,450
3.500%, 06/15/2024	7,500,000	7,323,334
FedEx Corp.:
8.000%, 01/15/2019	6,100,000	6,356,647
3.900%, 02/01/2035	7,000,000	6,768,489
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	2,789,000	2,824,033
4.500%, 10/15/2022	1,529,000	1,597,284
3.500%, 04/15/2023	3,268,000	3,266,955
3.875%, 06/05/2024	6,367,000	6,445,981
3.000%, 08/15/2026	9,300,000	8,659,920
4.500%, 08/15/2046	6,700,000	6,675,488
Fiserv, Inc.:
4.625%, 10/01/2020	3,000,000	3,108,659
3.500%, 10/01/2022	11,625,000	11,704,042
3.850%, 06/01/2025	11,720,000	11,829,310
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (2)	3,000,000	3,044,412
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	11,700,000	11,394,851
4.375%, 05/10/2043 (1)	4,000,000	4,064,157
Ford Motor Credit Co. LLC:
2.551%, 10/05/2018	8,500,000	8,492,612
2.681%, 01/09/2020	5,000,000	4,957,942
3.200%, 01/15/2021	11,250,000	11,157,330
5.750%, 02/01/2021	13,000,000	13,752,640
3.336%, 03/18/2021	5,500,000	5,467,407
5.875%, 08/02/2021	8,975,000	9,576,743
2.979%, 08/03/2022	10,000,000	9,703,147
4.250%, 09/20/2022	4,459,000	4,528,160
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	41,397,000	43,212,516
Freeport-McMoRan, Inc.:
3.100%, 03/15/2020	3,775,000	3,732,720
6.750%, 02/01/2022	2,649,000	2,738,404
3.550%, 03/01/2022	6,275,000	6,071,062
3.875%, 03/15/2023	18,000,000	17,395,200
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	33,385,000	34,342,496
General Electric Co.:
2.200%, 01/09/2020	2,864,000	2,820,202
5.550%, 05/04/2020	1,199,000	1,254,776
4.375%, 09/16/2020	838,000	859,422
5.300%, 02/11/2021	859,000	900,746
4.650%, 10/17/2021	2,420,000	2,526,711
General Mills, Inc.,
2.200%, 10/21/2019	12,000,000	11,836,186
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	6,500,000	6,467,244
2.350%, 10/04/2019	2,700,000	2,675,228
2.450%, 11/06/2020	9,000,000	8,796,877
3.700%, 11/24/2020	1,509,000	1,522,673
4.200%, 03/01/2021	21,283,000	21,686,052
3.200%, 07/06/2021	25,600,000	25,378,427
4.375%, 09/25/2021	4,450,000	4,574,109
3.450%, 01/14/2022	5,200,000	5,181,525
3.150%, 06/30/2022	6,325,000	6,191,310
Genpact Luxembourg,
3.700%, 04/01/2022 (1)(2)	42,585,000	41,790,557
Georgia-Pacific LLC:
5.400%, 11/01/2020 (2)	11,000,000	11,628,961
3.163%, 11/15/2021 (2)	20,000,000	19,994,842
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	2,000,000	2,083,600
4.250%, 10/25/2022 (1)(2)	7,000,000	7,101,317
6.000%, 11/15/2041 (1)(2)	9,400,000	10,372,618
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	16,940,000	17,050,449
4.625%, 04/29/2024 (2)	26,730,000	27,352,809
4.000%, 03/27/2027 (2)	7,000,000	6,757,541
Grupo Bimbo SAB de CV:
3.875%, 06/27/2024 (1)(2)	26,633,000	26,763,930
4.875%, 06/27/2044 (1)(2)	9,575,000	9,552,020
4.700%, 11/10/2047 (1)(2)	22,671,000	21,859,605
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	3,015,589
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	10,000,000	10,478,269
HB Fuller Co.,
4.000%, 02/15/2027	6,725,000	6,203,812
HCA, Inc.:
4.250%, 10/15/2019	10,900,000	10,981,750
6.500%, 02/15/2020	5,000,000	5,243,750
5.000%, 03/15/2024	8,366,000	8,449,660
5.375%, 02/01/2025	25,300,000	25,363,250
5.250%, 04/15/2025	4,200,000	4,293,240
Hewlett Packard Enterprise Co.:
2.100%, 10/04/2019 (2)	9,000,000	8,881,394
3.600%, 10/15/2020	7,550,000	7,619,848
Hexcel Corp.,
3.950%, 02/15/2027	19,000,000	18,861,751
Husky Energy, Inc.,
4.000%, 04/15/2024 (1)	7,380,000	7,508,979
Hutchison Whampoa International Ltd.:
7.625%, 04/09/2019 (1)(2)	2,000,000	2,094,852
3.250%, 11/08/2022 (1)(2)	4,625,000	4,587,101
3.625%, 10/31/2024 (1)(2)	15,000,000	14,938,740
Hyundai Capital America:
2.500%, 03/18/2019 (2)	24,750,000	24,598,303
1.750%, 09/27/2019 (2)	10,000,000	9,788,042
3.450%, 03/12/2021 (2)	20,950,000	20,954,392
3.000%, 03/18/2021 (2)	10,000,000	9,881,226
3.100%, 04/05/2022 (2)	2,000,000	1,963,699
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	9,225,000	9,055,960
Ingersoll-Rand Global Holding Co. Ltd,
5.750%, 06/15/2043	4,126,000	4,989,544
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044 (1)	1,300,000	1,363,379
Johnson Controls International PLC:
3.900%, 02/14/2026 (1)	10,000,000	10,019,181
5.250%, 12/01/2041 (1)	1,150,000	1,234,456
Kerr-McGee Corp.,
7.875%, 09/15/2031	12,790,000	16,889,145
Keysight Technologies, Inc.:
3.300%, 10/30/2019	13,300,000	13,325,586
4.550%, 10/30/2024	7,283,000	7,542,773
4.600%, 04/06/2027	24,156,000	24,875,311
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	8,828,000	9,252,155
6.850%, 02/15/2020	4,645,000	4,934,492
6.500%, 02/01/2037	400,000	451,620
6.950%, 01/15/2038	1,350,000	1,627,452
7.500%, 11/15/2040	2,500,000	3,117,664
Kinder Morgan, Inc.:
3.050%, 12/01/2019	7,000,000	6,981,900
5.000%, 02/15/2021 (2)	10,008,000	10,391,319
8.050%, 10/15/2030	14,009,000	17,082,818
7.800%, 08/01/2031	16,174,000	20,572,216
5.200%, 03/01/2048	8,025,000	8,060,947
Kinross Gold Corp.,
6.875%, 09/01/2041 (1)	5,500,000	6,270,000
Kraft Heinz Foods Co.:
3.500%, 07/15/2022	17,000,000	16,967,788
6.750%, 03/15/2032	10,000,000	12,086,943
5.000%, 07/15/2035	7,075,000	7,335,751
5.000%, 06/04/2042	5,000,000	5,002,597
Lafarge SA,
7.125%, 07/15/2036 (1)	1,500,000	1,904,776
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (2)	10,000,000	9,535,953
Lear Corp.,
5.250%, 01/15/2025	21,600,000	22,823,198
Lennox International, Inc.,
3.000%, 11/15/2023	10,000,000	9,743,653
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	10,733,588
4.200%, 03/15/2045	8,770,000	8,212,369
4.250%, 09/15/2046	1,230,000	1,191,549
Marathon Oil Corp.,
2.800%, 11/01/2022	10,175,000	9,808,343
Marathon Petroleum Corp.:
3.400%, 12/15/2020	20,000,000	20,161,078
3.625%, 09/15/2024	2,500,000	2,485,276
4.750%, 09/15/2044	3,985,000	4,005,929
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	475,707
6.250%, 05/01/2037	450,000	525,675
Masco Corp.:
7.125%, 03/15/2020	232,000	248,753
6.500%, 08/15/2032	13,934,000	16,144,353
McDonald's Corp.,
3.700%, 01/30/2026	7,250,000	7,290,863
Microsoft Corp.:
4.200%, 11/03/2035	5,650,000	6,055,005
3.950%, 08/08/2056	17,000,000	16,897,291
Molex Electronic Technologies LLC:
2.878%, 04/15/2020 (2)	26,313,000	26,086,449
3.900%, 04/15/2025 (2)	4,500,000	4,471,770
The Mosaic Co.,
5.450%, 11/15/2033	16,101,000	17,048,742
MPLX LP:
5.500%, 02/15/2023	1,900,000	1,947,500
4.500%, 07/15/2023	275,000	284,655
4.875%, 12/01/2024	9,650,000	10,118,680
4.000%, 02/15/2025	8,125,000	8,074,611
4.875%, 06/01/2025	14,500,000	15,140,201
4.900%, 04/15/2058	5,000,000	4,809,754
Murphy Oil Corp.,
4.450%, 12/01/2022	12,600,000	12,190,500
Mylan NV:
3.000%, 12/15/2018 (1)	4,500,000	4,499,931
3.750%, 12/15/2020 (1)	5,875,000	5,915,018
3.150%, 06/15/2021 (1)	8,100,000	7,987,013
Mylan, Inc.:
2.600%, 06/24/2018	7,900,000	7,892,740
3.125%, 01/15/2023 (2)	11,800,000	11,418,337
4.200%, 11/29/2023	4,525,000	4,577,743
4.550%, 04/15/2028 (2)(9)	5,000,000	5,008,131
Newell Brands, Inc.,
3.850%, 04/01/2023	20,000,000	19,961,070
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	2,998,458
5.050%, 11/15/2044	3,000,000	3,135,847
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	4,280,344
6.750%, 02/01/2021	3,000,000	3,116,250
Nvent Finance Sarl:
3.950%, 04/15/2023 (1)(2)	7,075,000	7,095,795
4.550%, 04/15/2028 (1)(2)	10,000,000	10,046,128
ONEOK Partners LP:
3.375%, 10/01/2022	6,541,000	6,438,190
5.000%, 09/15/2023	5,800,000	6,117,850
ONEOK, Inc.:
4.250%, 02/01/2022	6,450,000	6,593,190
7.500%, 09/01/2023	22,959,000	26,756,750
Oracle Corp.:
3.400%, 07/08/2024	8,850,000	8,850,695
3.900%, 05/15/2035	7,425,000	7,424,069
Orange SA,
9.000%, 03/01/2031 (1)	19,020,000	27,835,120
Owens Corning:
4.200%, 12/01/2024	10,000,000	10,204,774
3.400%, 08/15/2026	5,000,000	4,815,543
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	4,904,797
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,488,525
Pentair Finance SA:
2.900%, 09/15/2018 (1)	2,268,000	2,268,489
2.650%, 12/01/2019 (1)	5,000,000	4,953,899
Pernod Ricard SA,
4.250%, 07/15/2022 (1)(2)	26,700,000	27,520,212
Petrofac Ltd.,
3.400%, 10/10/2018 (1)(2)	31,575,000	31,298,719
Pfizer, Inc.,
5.800%, 08/12/2023	7,938,000	8,978,579
Phillips 66:
4.300%, 04/01/2022	6,168,000	6,413,231
4.650%, 11/15/2034	13,000,000	13,642,812
5.875%, 05/01/2042	5,000,000	6,008,839
4.875%, 11/15/2044	15,000,000	15,994,682
Phillips 66 Partners LP:
3.605%, 02/15/2025	2,000,000	1,956,521
4.680%, 02/15/2045	2,000,000	1,950,735
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	14,075,000	14,124,438
Plum Creek Timberlands LP:
4.700%, 03/15/2021	1,200,000	1,247,346
3.250%, 03/15/2023	8,375,000	8,296,148
POSCO,
4.250%, 10/28/2020 (1)(2)	2,300,000	2,349,818
Potash Corp of Saskatchewan, Inc.,
4.000%, 12/15/2026 (1)	10,000,000	9,987,920
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	205,602
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	11,850,000	12,002,344
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (2)	2,000,000	2,053,604
5.400%, 02/14/2022 (2)	3,500,000	3,698,242
Republic Services, Inc.:
5.500%, 09/15/2019	13,000,000	13,467,934
4.750%, 05/15/2023	13,459,000	14,257,652
2.900%, 07/01/2026	15,000,000	14,057,816
Rockies Express Pipeline LLC:
6.850%, 07/15/2018 (2)	2,000,000	2,015,200
5.625%, 04/15/2020 (2)	2,695,000	2,789,352
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	14,500,000	15,599,718
5.875%, 06/30/2026	50,315,000	54,994,284
Samarco Mineracao SA:
5.750%, 10/24/2023 (1)(2)(7)	5,475,000	4,046,189
5.375%, 09/26/2024 (1)(2)(7)	5,125,000	3,766,875
Schlumberger Holdings Corp.,
3.000%, 12/21/2020 (2)	11,000,000	10,972,742
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	5,000,000	4,920,214
Seagate HDD Cayman,
4.250%, 03/01/2022 (1)(2)	44,944,000	44,446,399
The Sherwin-Williams Co.,
4.500%, 06/01/2047	10,550,000	10,501,663
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	54,196,000	51,739,890
Silgan Holdings, Inc.,
4.750%, 03/15/2025	1,000,000	970,000
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	960,000	1,159,939
Smithfield Foods, Inc.,
3.350%, 02/01/2022 (2)	20,482,000	20,055,692
Solvay Finance America LLC:
3.400%, 12/03/2020 (2)	39,226,000	39,427,687
4.450%, 12/03/2025 (2)	24,426,000	25,314,093
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,030,770
Spectra Energy Partners LP:
3.500%, 03/15/2025	15,150,000	14,592,508
4.500%, 03/15/2045	5,000,000	4,852,014
Sprint Capital Corp.,
6.900%, 05/01/2019	675,000	695,250
Standard Industries, Inc.:
6.000%, 10/15/2025 (2)	8,511,000	8,723,775
4.750%, 01/15/2028 (2)	21,000,000	19,759,950
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	1,943,262
6.100%, 02/15/2042	1,000,000	1,014,483
Sunoco LP / Sunoco Finance Corp.,
4.875%, 01/15/2023 (2)	2,000,000	1,927,500
Targa Resources Partners LP,
4.125%, 11/15/2019	7,000,000	7,017,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.000%, 01/15/2028 (2)	28,000,000	26,705,000
TC PipeLines LP:
4.375%, 03/13/2025	25,830,000	26,056,087
3.900%, 05/25/2027	5,885,000	5,629,275
Tech Data Corp.,
3.700%, 02/15/2022	7,000,000	6,950,283
Telecom Italia Capital SA:
7.175%, 06/18/2019 (1)	500,000	522,415
5.303%, 05/30/2024 (1)(2)	21,500,000	21,876,250
7.200%, 07/18/2036 (1)	3,175,000	3,722,688
Telefonica Emisiones SAU:
5.462%, 02/16/2021 (1)	2,402,000	2,553,569
4.570%, 04/27/2023 (1)	1,000,000	1,051,453
4.103%, 03/08/2027 (1)	8,125,000	8,116,670
7.045%, 06/20/2036 (1)	4,925,000	6,247,864
5.213%, 03/08/2047 (1)	5,000,000	5,313,871
4.895%, 03/06/2048 (1)	9,475,000	9,640,186
TELUS Corp.,
2.800%, 02/16/2027 (1)	13,100,000	12,165,447
Tenet Healthcare Corp.,
6.750%, 06/15/2023	1,000,000	978,750
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	24,275,000	20,567,780
3.150%, 10/01/2026 (1)	36,000,000	28,899,487
Thermo Fisher Scientific, Inc.,
3.300%, 02/15/2022	7,000,000	6,985,919
Time Warner Cable LLC:
6.750%, 07/01/2018	11,000,000	11,103,660
8.750%, 02/14/2019	1,132,000	1,185,368
8.250%, 04/01/2019	35,000	36,731
Time Warner, Inc.:
3.800%, 02/15/2027	3,500,000	3,383,906
4.850%, 07/15/2045	12,000,000	12,263,814
The Timken Co.,
3.875%, 09/01/2024	18,500,000	18,361,263
T-Mobile USA, Inc.,
4.750%, 02/01/2028	17,250,000	16,581,563
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,534,521
Transocean, Inc.:
8.375%, 12/15/2021 (1)	5,500,000	5,857,500
5.800%, 10/15/2022 (1)	5,000,000	4,800,000
TSMC Global Ltd.,
1.625%, 04/03/2018 (1)(2)	37,655,000	37,655,000
TTX Co.:
4.650%, 06/15/2044 (2)	7,710,000	8,063,449
3.900%, 02/01/2045 (2)	25,325,000	23,779,770
Tyco Electronics Group SA,
7.125%, 10/01/2037 (1)	500,000	695,458
United Rentals North America, Inc.:
4.625%, 10/15/2025	15,540,000	15,112,650
5.875%, 09/15/2026	13,000,000	13,520,000
Vale Overseas Ltd.:
4.375%, 01/11/2022 (1)	2,700,000	2,770,200
6.250%, 08/10/2026 (1)	22,000,000	24,640,000
8.250%, 01/17/2034 (1)	425,000	549,313
6.875%, 11/21/2036 (1)	225,000	264,645
6.875%, 11/10/2039 (1)	15,850,000	18,782,250
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/2023 (1)(2)	5,000,000	4,412,450
Valero Energy Corp.:
9.375%, 03/15/2019	19,806,000	20,999,421
3.400%, 09/15/2026	17,500,000	16,790,876
6.625%, 06/15/2037	5,000,000	6,313,121
Valero Energy Partners LP,
4.500%, 03/15/2028	20,000,000	20,117,338
Verisk Analytics, Inc.:
5.800%, 05/01/2021	2,585,000	2,769,494
4.000%, 06/15/2025	10,000,000	10,063,976
Verizon Communications, Inc.:
4.500%, 08/10/2033	15,710,000	15,903,581
4.400%, 11/01/2034	790,000	780,206
4.272%, 01/15/2036	19,793,000	18,947,130
5.250%, 03/16/2037	18,225,000	19,652,200
4.812%, 03/15/2039	37,955,000	38,786,398
Viacom, Inc.,
2.750%, 12/15/2019	10,000,000	9,909,300
Viterra, Inc.,
5.950%, 08/01/2020 (1)(2)	7,000,000	7,383,600
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	9,793,000	12,757,452
6.150%, 02/27/2037 (1)	11,825,000	13,745,476
Vulcan Materials Co.:
4.500%, 04/01/2025	3,000,000	3,115,440
4.700%, 03/01/2048 (2)	500,000	488,111
Wabtec Corp.,
3.450%, 11/15/2026	27,225,000	26,090,797
Walgreen Co.,
5.250%, 01/15/2019	2,482,000	2,529,071
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,024,685
3.800%, 11/18/2024	10,000,000	9,848,390
3.450%, 06/01/2026	7,000,000	6,614,339
Waste Management, Inc.,
3.900%, 03/01/2035	5,000,000	4,990,931
Weatherford International Ltd.,
4.500%, 04/15/2022 (1)	5,020,000	4,103,850
Western Digital Corp.,
4.750%, 02/15/2026	57,075,000	56,949,435
Western Gas Partners LP,
5.375%, 06/01/2021	18,000,000	18,779,451
WestRock MWV LLC:
7.375%, 09/01/2019	6,650,000	7,044,734
9.750%, 06/15/2020	1,060,000	1,207,269
8.200%, 01/15/2030	3,012,000	4,057,362
Weyerhaeuser Co.,
7.375%, 10/01/2019	11,865,000	12,623,033
The Williams Companies, Inc.:
7.875%, 09/01/2021	5,065,000	5,691,794
3.700%, 01/15/2023	44,375,000	43,154,687
4.550%, 06/24/2024	2,000,000	2,013,940
7.500%, 01/15/2031	120,000	146,025
7.750%, 06/15/2031	3,500,000	4,270,000
5.750%, 06/24/2044	2,500,000	2,643,750
Williams Partners LP:
5.250%, 03/15/2020	2,000,000	2,072,415
6.300%, 04/15/2040	1,590,000	1,821,297
Woodside Finance Ltd.,
3.650%, 03/05/2025 (1)(2)	15,125,000	14,976,752
WPX Energy, Inc.,
6.000%, 01/15/2022	4,000,000	4,110,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (2)	4,000,000	3,920,000
Xerox Corp.,
3.625%, 03/15/2023	34,975,000	34,152,539
Yara International ASA:
7.875%, 06/11/2019 (1)(2)	5,880,000	6,198,199
3.800%, 06/06/2026 (1)(2)	20,250,000	19,646,383
Zimmer Biomet Holdings, Inc.,
3.550%, 04/01/2025	5,000,000	4,851,696
Zoetis, Inc.:
3.450%, 11/13/2020	11,885,000	11,968,353
3.250%, 02/01/2023	24,276,000	24,041,633
4.500%, 11/13/2025	16,275,000	17,157,365
		4,433,775,495	25.7%
Utilities
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,848,528
Arizona Public Service Co.,
8.750%, 03/01/2019	1,150,000	1,211,647
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	6,984,450
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,059,500
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	8,367,254
Dominion Resources, Inc.:
2.500%, 12/01/2019	5,225,000	5,164,117
5.950%, 06/15/2035	1,880,000	2,224,440
Edison International,
2.950%, 03/15/2023	5,000,000	4,862,056
EDP Finance BV:
4.125%, 01/15/2020 (1)(2)	8,816,000	8,953,530
3.625%, 07/15/2024 (1)(2)	10,000,000	9,836,590
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,500,000	7,319,402
3.625%, 05/25/2027 (1)(2)	23,500,000	22,381,670
3.500%, 04/06/2028 (1)(2)	7,000,000	6,524,624
6.000%, 10/07/2039 (1)(2)	631,000	741,066
4.750%, 05/25/2047 (1)(2)	42,584,000	43,686,194
Exelon Corp.:
3.950%, 06/15/2025	15,775,000	15,821,634
5.100%, 06/15/2045	5,875,000	6,546,214
Exelon Generation Co. LLC,
5.600%, 06/15/2042	6,100,000	6,267,589
Fortis Inc.,
3.055%, 10/04/2026 (1)	14,150,000	13,113,498
Infraestructura Energetica Nova SAB de CV,
3.750%, 01/14/2028 (1)(2)	5,000,000	4,757,500
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,560,109
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	2,800,000	2,917,005
National Rural Utilities Cooperative Finance Corp.,
2.300%, 11/15/2019	5,000,000	4,967,414
NiSource, Inc.,
3.950%, 03/30/2048	11,775,000	11,065,493
PSEG Power LLC,
3.000%, 06/15/2021	25,027,000	24,937,780
Public Service Co. of New Mexico,
7.950%, 05/15/2018	6,708,000	6,750,077
RGS I&M Funding Corp.,
9.820%, 06/07/2022	145,317	166,943
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	7,325,000	7,035,007
The Southern Co.,
2.950%, 07/01/2023	17,400,000	16,900,686
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	6,000,000	6,153,936
		261,125,953	1.5%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (1)(2)	6,750,000	6,746,558
2.450%, 06/04/2020 (1)(2)	13,000,000	12,796,121
7.750%, 05/15/2023 (1)(2)	8,000,000	9,192,359
4.750%, 07/28/2025 (1)(2)	26,150,000	26,787,798
4.800%, 04/18/2026 (1)(2)	19,600,000	20,146,056
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	9,000,000	8,698,050
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)	2,000,000	2,629,465
Ally Financial, Inc.:
3.600%, 05/21/2018	7,000,000	7,000,000
3.250%, 11/05/2018	8,200,000	8,210,250
8.000%, 12/31/2018	1,218,000	1,256,062
3.750%, 11/18/2019	18,200,000	18,303,194
4.125%, 03/30/2020	10,000,000	10,037,500
5.125%, 09/30/2024	3,000,000	3,063,750
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	3,773,882
4.875%, 06/01/2022	25,651,000	27,052,475
3.750%, 07/10/2025	11,400,000	11,225,401
3.875%, 01/15/2035	5,000,000	4,663,339
6.820%, 11/15/2037	4,173,000	5,233,880
AmSouth Bancorporation,
6.750%, 11/01/2025	860,000	989,364
Anthem, Inc.,
3.350%, 12/01/2024	7,050,000	6,844,585
ANZ New Zealand (Int'l) Ltd.:
2.750%, 02/03/2021 (1)(2)	10,000,000	9,885,640
2.125%, 07/28/2021 (1)(2)	16,750,000	16,147,838
Aon Corp.,
5.000%, 09/30/2020 (1)	150,000	156,619
Aon PLC,
3.875%, 12/15/2025 (1)	14,490,000	14,610,499
Assurant, Inc.,
3.543%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	12,000,000	12,013,422
Australia & New Zealand Banking Group Ltd.:
1.600%, 07/15/2019 (1)	5,000,000	4,925,256
4.500%, 03/19/2024 (1)(2)	32,000,000	32,627,624
Banco Santander SA:
3.500%, 04/11/2022 (1)	12,000,000	11,944,856
5.179%, 11/19/2025 (1)	11,150,000	11,638,963
Bank of America Corp.:
6.875%, 04/25/2018	1,250,000	1,253,240
2.625%, 04/19/2021	17,500,000	17,238,281
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	4,500,000	4,415,799
3.300%, 01/11/2023	22,650,000	22,583,801
3.004%, 12/20/2023 (3 Month LIBOR USD + 0.790%) (2)(3)	8,352,000	8,192,121
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	12,000,000	11,536,675
3.248%, 10/21/2027	6,000,000	5,655,102
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%) (3)	23,000,000	22,616,132
7.750%, 05/14/2038	725,000	1,003,790
Bank of Montreal:
1.900%, 08/27/2021 (1)	26,450,000	25,404,354
3.803%, 12/15/2032 (5 Year Swap Rate USD + 1.432%) (1)(3)	5,000,000	4,736,850
The Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	8,225,000	7,971,069
4.500%, 12/16/2025 (1)	8,048,000	8,216,023
The Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.300%, 03/05/2020 (1)(2)	8,075,000	7,953,352
BanPonce Trust I,
8.327%, 02/01/2027	2,435,000	2,434,528
Barclays PLC:
2.750%, 11/08/2019 (1)	7,000,000	6,943,587
3.250%, 01/12/2021 (1)	25,000,000	24,820,050
3.684%, 01/10/2023 (1)	21,000,000	20,817,651
3.650%, 03/16/2025 (1)	8,000,000	7,706,632
4.337%, 01/10/2028 (1)	10,000,000	9,915,949
BB&T Corp.:
2.450%, 01/15/2020	15,000,000	14,875,181
2.625%, 06/29/2020	13,000,000	12,891,098
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,717,224
BNP Paribas SA:
5.000%, 01/15/2021 (1)	5,000,000	5,262,694
3.250%, 03/03/2023 (1)	4,000,000	3,982,928
3.375%, 01/09/2025 (1)(2)	8,000,000	7,738,300
BNZ International Funding Ltd.:
2.350%, 03/04/2019 (1)(2)	14,025,000	13,959,238
2.400%, 02/21/2020 (1)(2)	8,000,000	7,905,957
2.750%, 03/02/2021 (1)(2)	18,750,000	18,532,190
3.375%, 03/01/2023 (1)(2)	24,750,000	24,496,099
BPCE SA:
2.500%, 12/10/2018 (1)	5,750,000	5,739,912
5.700%, 10/22/2023 (1)(2)	31,200,000	33,417,103
4.625%, 07/11/2024 (1)(2)	3,185,000	3,230,983
5.150%, 07/21/2024 (1)(2)	37,902,000	39,549,590
Brighthouse Financial, Inc.,
4.700%, 06/22/2047 (2)	7,000,000	6,415,318
Canadian Imperial Bank of Commerce,
1.600%, 09/06/2019 (1)	8,475,000	8,333,053
Capital One Bank (USA) NA,
3.375%, 02/15/2023	42,388,000	41,307,134
Capital One Financial Corp.:
2.450%, 04/24/2019	3,975,000	3,957,207
3.050%, 03/09/2022	10,000,000	9,806,719
3.200%, 01/30/2023	5,000,000	4,879,717
3.750%, 07/28/2026	6,960,000	6,621,663
Capital One NA,
1.850%, 09/13/2019	5,000,000	4,915,232
The Chubb Corp.,
3.972%, 04/15/2037 (3 Month LIBOR USD + 2.250%) (3)	1,320,000	1,319,604
CIT Group, Inc.:
4.125%, 03/09/2021	100,000	100,500
5.000%, 08/01/2023	5,000,000	5,117,250
5.250%, 03/07/2025	100,000	102,382
Citigroup, Inc.:
2.400%, 02/18/2020	8,000,000	7,912,907
2.350%, 08/02/2021	8,125,000	7,889,213
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	10,000,000	9,879,296
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	12,000,000	11,676,668
3.436%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	8,000,000	8,195,005
3.700%, 01/12/2026	4,700,000	4,641,298
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	30,000,000	29,837,581
Citizens Bank NA:
2.450%, 12/04/2019	36,000,000	35,605,363
2.550%, 05/13/2021	6,175,000	6,028,020
CNA Financial Corp.:
5.875%, 08/15/2020	6,839,000	7,258,840
5.750%, 08/15/2021	9,177,000	9,861,538
7.250%, 11/15/2023	12,400,000	14,402,986
4.500%, 03/01/2026	21,125,000	21,898,188
3.450%, 08/15/2027	9,000,000	8,552,432
CNO Financial Group, Inc.:
4.500%, 05/30/2020	5,000,000	5,031,250
5.250%, 05/30/2025	18,640,000	18,546,800
Comerica Bank,
4.000%, 07/27/2025	21,425,000	21,499,796
Commonwealth Bank of Australia:
5.000%, 10/15/2019 (1)(2)	5,900,000	6,080,240
4.500%, 12/09/2025 (1)(2)	19,000,000	19,207,125
Compass Bank:
2.750%, 09/29/2019	38,994,000	38,785,695
2.875%, 06/29/2022	15,700,000	15,222,352
3.875%, 04/10/2025	25,875,000	25,316,318
Cooperatieve Rabobank UA:
3.875%, 02/08/2022 (1)	4,150,000	4,231,610
3.750%, 07/21/2026 (1)	23,000,000	22,197,885
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	23,225,000	23,036,682
3.250%, 10/04/2024 (1)(2)	8,575,000	8,192,911
4.375%, 03/17/2025 (1)(2)	3,140,000	3,127,986
Credit Suisse AG,
5.300%, 08/13/2019 (1)	7,166,000	7,387,683
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	9,000,000	8,946,719
4.282%, 01/09/2028 (1)(2)	15,000,000	15,035,244
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	10,850,000	10,517,045
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	21,100,000	21,139,970
3.750%, 03/26/2025 (1)	15,000,000	14,649,815
4.550%, 04/17/2026 (1)	5,000,000	5,108,522
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	13,775,000	13,598,060
Deutsche Bank AG:
2.700%, 07/13/2020 (1)	8,700,000	8,515,648
2.950%, 08/20/2020 (1)	8,625,000	8,480,429
3.150%, 01/22/2021 (1)	12,000,000	11,821,089
3.375%, 05/12/2021 (1)	5,450,000	5,386,769
4.250%, 10/14/2021 (1)	26,200,000	26,611,376
3.300%, 11/16/2022 (1)	17,625,000	17,132,511
3.950%, 02/27/2023 (1)	3,000,000	2,991,481
Discover Bank:
8.700%, 11/18/2019	3,237,000	3,504,879
3.100%, 06/04/2020	12,000,000	11,955,954
3.350%, 02/06/2023	7,000,000	6,888,896
Discover Financial Services,
3.950%, 11/06/2024	25,000,000	24,730,910
Fifth Third Bancorp,
2.875%, 07/27/2020	9,250,000	9,232,024
First Horizon National Corp.,
3.500%, 12/15/2020	29,022,000	29,178,356
First Republic Bank,
4.625%, 02/13/2047	1,850,000	1,901,006
First Tennessee Bank NA,
2.950%, 12/01/2019	12,000,000	11,972,659
FMR LLC:
4.950%, 02/01/2033 (2)	4,235,000	4,694,591
6.500%, 12/14/2040 (2)	1,820,000	2,434,528
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	24,200,000	23,666,606
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	148,981
Goldman Sachs Group, Inc.,
3.814%, 04/23/2029 (3 Month LIBOR USD + 1.158%) (3)	17,425,000	17,081,287
The Goldman Sachs Group, Inc.:
7.500%, 02/15/2019	1,825,000	1,898,427
2.550%, 10/23/2019	4,000,000	3,978,280
2.300%, 12/13/2019	12,450,000	12,316,872
5.250%, 07/27/2021	1,100,000	1,165,047
2.350%, 11/15/2021	10,000,000	9,642,359
5.750%, 01/24/2022	15,100,000	16,339,041
3.584%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	10,000,000	10,312,487
3.500%, 01/23/2025	9,400,000	9,221,184
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	24,000,000	23,103,631
6.750%, 10/01/2037	300,000	375,814
The Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	11,215,000	11,792,611
4.850%, 01/24/2077 (2)	10,066,000	10,373,177
The Hartford Financial Services Group, Inc.:
5.125%, 04/15/2022	6,097,000	6,488,240
8.125%, 06/15/2038 (3 Month LIBOR USD + 4.603%) (3)	1,365,000	1,378,650
High Street Funding Trust II,
4.682%, 02/15/2048	7,000,000	7,241,822
Highmark, Inc.,
4.750%, 05/15/2021 (2)	7,800,000	8,042,337
HSBC Holdings PLC:
3.400%, 03/08/2021 (1)	9,100,000	9,142,209
2.650%, 01/05/2022 (1)	4,000,000	3,889,150
3.600%, 05/25/2023 (1)	6,000,000	5,996,568
HSBC USA, Inc.,
2.350%, 03/05/2020	2,750,000	2,713,987
Humana, Inc.,
8.150%, 06/15/2038	8,983,000	12,736,399
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	17,225,000	17,139,069
2.300%, 01/14/2022	15,225,000	14,585,120
The Huntington National Bank:
2.200%, 11/06/2018	5,000,000	4,985,972
2.875%, 08/20/2020	12,275,000	12,210,528
ING Bank NV:
2.050%, 08/17/2018 (1)(2)	4,125,000	4,116,565
2.450%, 03/16/2020 (1)(2)	9,500,000	9,387,450
2.750%, 03/22/2021 (1)(2)	9,175,000	9,064,005
5.800%, 09/25/2023 (1)(2)	39,680,000	42,889,468
ING Groep NV,
3.150%, 03/29/2022 (1)	4,000,000	3,945,829
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	5,500,000	5,456,123
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,000,000	9,900,435
Jefferies Group LLC,
6.450%, 06/08/2027	1,000,000	1,129,679
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
4.850%, 01/15/2027	15,750,000	16,106,423
4.150%, 01/23/2030	30,200,000	28,101,087
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	17,115,000	20,197,682
JPMorgan Chase & Co.:
2.250%, 01/23/2020	3,650,000	3,605,650
4.250%, 10/15/2020	8,300,000	8,540,919
2.295%, 08/15/2021	22,000,000	21,390,325
4.350%, 08/15/2021	2,400,000	2,485,846
4.500%, 01/24/2022	4,400,000	4,577,747
3.200%, 01/25/2023	5,350,000	5,299,335
2.971%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,146,976
3.125%, 01/23/2025	21,850,000	21,068,256
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	16,750,000	16,397,463
KeyBank NA:
4.625%, 06/15/2018	2,670,000	2,679,423
2.250%, 03/16/2020	9,425,000	9,302,777
3.400%, 05/20/2026	21,575,000	20,850,475
KeyCorp,
2.900%, 09/15/2020	17,200,000	17,122,037
LeasePlan Corp. NV:
2.500%, 05/16/2018 (1)(2)	27,204,000	27,186,596
2.875%, 01/22/2019 (1)(2)	5,400,000	5,383,103
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (2)	750,000	934,231
10.750%, 06/15/2058 (3 Month LIBOR USD + 7.120%) (2)(3)	900,000	1,395,000
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	375,000	518,688
Lincoln National Corp.,
3.785%, 04/20/2067 (3 Month LIBOR USD + 2.040%) (3)	930,000	885,825
Lloyds Bank PLC,
5.800%, 01/13/2020 (1)(2)	6,350,000	6,653,324
Lloyds Banking Group PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	9,400,000	9,061,855
3.750%, 01/11/2027 (1)	7,800,000	7,545,152
4.375%, 03/22/2028 (1)	15,000,000	15,149,966
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	21,550,000	20,339,886
Macquarie Bank Ltd.:
2.400%, 01/21/2020 (1)(2)	17,750,000	17,525,837
4.875%, 06/10/2025 (1)(2)	7,800,000	7,908,571
Macquarie Group Ltd.:
7.625%, 08/13/2019 (1)(2)	2,467,000	2,613,096
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	31,650,000	30,485,280
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	10,000,000	10,039,456
Manufacturers & Traders Trust Co.:
2.100%, 02/06/2020	8,000,000	7,866,331
3.092%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	9,483,000	9,473,577
Manulife Financial Corp.:
4.900%, 09/17/2020 (1)	3,234,000	3,371,615
4.150%, 03/04/2026 (1)	16,375,000	16,613,983
Marsh & McLennan Companies, Inc.:
4.800%, 07/15/2021	1,000,000	1,048,263
3.300%, 03/14/2023	6,875,000	6,852,822
3.750%, 03/14/2026	9,225,000	9,221,822
5.875%, 08/01/2033	3,729,000	4,551,204
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)	3,184,000	3,695,664
8.875%, 06/01/2039 (2)	11,851,000	18,624,395
4.900%, 04/01/2077 (2)	8,000,000	8,229,420
MBIA Insurance Corp.,
12.982%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(7)	700,000	301,000
MetLife Capital Trust IV,
7.875%, 12/15/2037 (2)	900,000	1,129,500
MetLife, Inc.:
7.717%, 02/15/2019	1,407,000	1,466,064
4.875%, 11/13/2043	3,375,000	3,660,787
4.050%, 03/01/2045	9,025,000	8,621,014
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 (1)	5,749,000	5,712,810
2.190%, 09/13/2021 (1)	20,000,000	19,301,698
3.455%, 03/02/2023 (1)	15,000,000	14,972,056
Mitsubishi UFJ Trust & Banking Corp.,
2.450%, 10/16/2019 (1)(2)	10,000,000	9,913,145
Mizuho Bank Ltd.:
2.650%, 09/25/2019 (1)(2)	5,000,000	4,968,400
2.400%, 03/26/2020 (1)(2)	20,000,000	19,716,911
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022 (1)	9,750,000	9,584,980
2.601%, 09/11/2022 (1)	5,000,000	4,816,342
3.170%, 09/11/2027 (1)	24,650,000	23,157,539
4.018%, 03/05/2028 (1)	7,500,000	7,539,087
Morgan Stanley:
6.625%, 04/01/2018	1,275,000	1,275,000
7.300%, 05/13/2019	4,675,000	4,898,703
2.375%, 07/23/2019	2,000,000	1,985,497
5.625%, 09/23/2019	10,225,000	10,614,087
2.650%, 01/27/2020	7,000,000	6,956,884
3.125%, 01/23/2023	15,000,000	14,785,623
3.750%, 02/25/2023	1,000,000	1,010,592
3.141%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	10,000,000	10,226,900
3.700%, 10/23/2024	5,000,000	4,975,595
4.000%, 07/23/2025	2,500,000	2,523,278
3.875%, 01/27/2026	7,000,000	6,993,915
3.125%, 07/27/2026	13,175,000	12,467,944
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	15,350,000	14,847,446
MUFG Americas Holdings Corp.:
2.250%, 02/10/2020	7,000,000	6,894,273
3.500%, 06/18/2022	1,150,000	1,148,694
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	14,500,000	14,459,914
3.900%, 07/21/2025 (1)(2)	8,100,000	8,186,267
4.000%, 09/14/2026 (1)(2)	43,541,000	41,953,334
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	1,100,000	1,096,736
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	8,000,000	7,604,312
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	14,788,000	15,583,334
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (2)	3,600,000	4,923,945
9.375%, 08/15/2039 (2)	17,878,000	28,915,417
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)	3,200,000	3,836,398
New York Life Insurance Co.,
6.750%, 11/15/2039 (2)	25,105,000	34,059,469
Nippon Life Insurance Co.,
5.000%, 10/18/2042 (3 Month LIBOR USD + 4.240%) (1)(2)(3)	2,000,000	2,065,000
Nomura Holdings, Inc.:
2.750%, 03/19/2019 (1)	11,393,000	11,383,549
6.700%, 03/04/2020 (1)	2,525,000	2,691,677
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	16,000,000	16,125,931
Popular, Inc.,
7.000%, 07/01/2019 (1)	1,000,000	1,020,000
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,215,000	1,210,382
3.125%, 05/15/2023	3,675,000	3,606,449
Principal Life Global Funding II,
2.200%, 04/08/2020 (2)	8,000,000	7,879,172
Protective Life Corp.,
7.375%, 10/15/2019	5,360,000	5,702,529
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	10,725,000	10,622,877
Prudential Financial, Inc.,
3.878%, 03/27/2028	11,275,000	11,427,588
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	21,011,000	26,621,572
Raymond James Financial, Inc.,
4.950%, 07/15/2046	15,000,000	16,220,181
Realty Income Corp.,
3.875%, 04/15/2025 (9)	10,000,000	9,968,356
Regions Bank,
7.500%, 05/15/2018	15,864,000	15,952,213
Regions Financial Corp.:
3.200%, 02/08/2021	30,725,000	30,668,639
2.750%, 08/14/2022	12,000,000	11,659,919
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (2)	14,000,000	13,860,412
2.375%, 05/04/2020 (2)	23,750,000	23,359,688
3.050%, 01/20/2021 (2)	10,954,000	10,906,466
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	29,930,000	30,863,137
Royal Bank of Scotland Group PLC,
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	56,785,000	55,800,425
Santander Holdings USA, Inc.,
3.400%, 01/18/2023	5,750,000	5,616,628
Santander UK Group Holdings PLC:
2.875%, 08/05/2021 (1)	9,375,000	9,180,150
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	5,717,131
Santander UK PLC:
5.000%, 11/07/2023 (1)(2)	28,200,000	29,168,868
4.000%, 03/13/2024 (1)	7,700,000	7,820,023
Societe Generale SA:
5.200%, 04/15/2021 (1)(2)	10,100,000	10,652,560
3.250%, 01/12/2022 (1)(2)	20,000,000	19,779,177
5.000%, 01/17/2024 (1)(2)	13,000,000	13,465,237
4.250%, 04/14/2025 (1)(2)	17,100,000	16,852,623
Standard Chartered PLC:
1.700%, 04/17/2018 (1)(2)	10,000,000	9,996,970
2.100%, 08/19/2019 (1)(2)	18,685,000	18,415,555
2.250%, 04/17/2020 (1)(2)	7,000,000	6,861,995
3.050%, 01/15/2021 (1)(2)	14,000,000	13,853,910
5.700%, 03/26/2044 (1)(2)	14,000,000	15,423,021
Stifel Financial Corp.:
3.500%, 12/01/2020	5,000,000	5,015,657
4.250%, 07/18/2024	19,615,000	19,705,002
Sumitomo Mitsui Banking Corp.:
1.950%, 07/23/2018 (1)	4,000,000	3,994,874
2.250%, 07/11/2019 (1)	12,050,000	11,943,883
2.450%, 01/16/2020 (1)	12,450,000	12,315,516
3.000%, 01/18/2023 (1)	2,500,000	2,455,147
Sumitomo Mitsui Financial Group, Inc.:
2.784%, 07/12/2022 (1)	13,325,000	12,996,057
3.102%, 01/17/2023 (1)	16,125,000	15,860,958
SunTrust Banks, Inc.:
2.900%, 03/03/2021	15,125,000	15,003,255
3.300%, 05/15/2026	28,734,000	27,400,955
Swedbank AB,
2.650%, 03/10/2021 (1)(2)	7,025,000	6,918,768
Synchrony Financial:
3.750%, 08/15/2021	16,825,000	16,965,708
4.250%, 08/15/2024	33,325,000	33,125,929
4.500%, 07/23/2025	12,420,000	12,420,934
3.700%, 08/04/2026	5,388,000	5,038,955
3.950%, 12/01/2027	13,000,000	12,293,776
Synovus Financial Corp.,
3.125%, 11/01/2022	15,000,000	14,536,650
TD Ameritrade Holding Corp.,
5.600%, 12/01/2019	1,000,000	1,044,900
Torchmark Corp.,
3.800%, 09/15/2022	1,275,000	1,295,488
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	15,776,000	15,986,033
6.125%, 08/15/2043 (1)	14,325,000	16,962,477
UBS Group Funding Switzerland AG:
3.726%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	26,350,000	26,930,107
2.650%, 02/01/2022 (1)(2)	10,000,000	9,695,685
3.491%, 05/23/2023 (1)(2)	24,075,000	23,785,269
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	17,700,000	17,109,475
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	13,315,632
Voya Financial, Inc.:
5.500%, 07/15/2022	23,194,000	25,062,334
3.650%, 06/15/2026	7,102,000	6,922,632
Wells Fargo & Co.:
2.150%, 01/30/2020	7,000,000	6,890,568
2.500%, 03/04/2021	15,950,000	15,660,222
3.069%, 01/24/2023	12,000,000	11,800,514
3.002%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,145,320
3.000%, 02/19/2025	5,225,000	4,977,786
3.000%, 04/22/2026	4,000,000	3,755,399
Westpac Banking Corp.:
1.600%, 08/19/2019 (1)	15,000,000	14,762,142
4.875%, 11/19/2019 (1)	636,000	655,605
2.100%, 05/13/2021 (1)	13,300,000	12,918,237
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	10,000,000	9,925,803
Willis North America, Inc.,
7.000%, 09/29/2019	16,003,000	16,910,291
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	20,329,000	21,635,284
		3,716,669,136	21.5%
Total Corporate Bonds		8,411,570,584	48.7%

Taxable Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	650,644
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	15,780,000	15,458,403
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,834,051
7.155%, 03/01/2027	1,700,000	2,032,911
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,549,995
Camden County Improvement Authority,
7.747%, 07/01/2034 (Callable 07/01/2020)	1,100,000	1,204,412
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,619,760
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,500,000	7,761,675
City of Williston ND,
3.100%, 07/15/2025 (Callable 04/19/2018)	3,020,000	3,018,309
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,389,237
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,025,100
Hillsborough City School District:
–%, 09/01/2036 (Callable 09/01/2021)	10,000,000	4,469,600
–%, 09/01/2042 (Callable 09/01/2021)	10,000,000	3,335,800
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 04/30/2018)	1,885,000	1,916,461
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,450,000	1,456,191
3.750%, 07/01/2034 (Callable 07/01/2023)	3,790,000	3,818,122
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	4,120,000	4,032,615
2.812%, 07/01/2035 (Callable 01/01/2024)	5,265,000	5,151,907
North East Texas Independent School District,
5.240%, 08/01/2027	3,000,000	3,392,160
Rhode Island Housing & Mortgage Finance Corp.,
2.913%, 10/01/2039 (Callable 10/01/2023)	3,005,000	2,962,209
State of Illinois,
6.200%, 07/01/2021	15,910,000	16,458,736
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,174,124
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,416,487
Town of Davie FL,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,087,150
West Allis West Milwaukee School District,
4.000%, 04/01/2020 (Callable 04/30/2018)	16,520,000	16,526,278
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,374,210
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,171,925
		113,288,472	0.7%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae Pool,
2.500%, 07/01/2032	18,344,642	18,001,944
Fannie Mae REMIC Trust:
Series 1989-94, Class G, 7.500%, 12/25/2019	1,126	1,155
Series 1990-15, Class J, 7.000%, 02/25/2020	985	992
Series 1991-21, Class J, 7.000%, 03/25/2021	913	943
Series 1991-43, Class J, 7.000%, 05/25/2021	19,158	19,866
Series 1991-65, Class Z, 6.500%, 06/25/2021	11,997	12,441
Series 1992-129, Class L, 6.000%, 07/25/2022	37,069	38,518
Series 1993-32, Class H, 6.000%, 03/25/2023	10,549	11,070
Series 1993-58, Class H, 5.500%, 04/25/2023	45,462	47,188
Series 2004-90, Class LH, 5.000%, 04/25/2034	372,857	373,842
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	15,404	15,810
5.000%, 05/01/2021	27,330	28,033
6.000%, 06/01/2021	6,868	7,117
3.000%, 05/01/2027	6,007,909	6,041,604
6.500%, 12/01/2028	16,564	18,654
6.500%, 06/01/2029	7,507	8,455
3.000%, 10/01/2030	41,152,110	41,118,411
3.000%, 02/01/2032	61,037,939	60,988,933
3.500%, 05/01/2032	29,873,744	30,531,084
3.500%, 01/01/2034	30,153,169	30,816,778
5.000%, 03/01/2036	5,853,231	6,314,368
5.500%, 04/01/2037	133,183	145,971
5.500%, 04/01/2038	79,614	87,318
5.500%, 05/01/2038	132,942	145,873
5.500%, 01/01/2039	20,827,990	22,964,919
4.500%, 11/01/2039	2,676,989	2,832,166
4.500%, 11/01/2039	786,833	832,492
4.500%, 08/01/2040	2,641,811	2,795,198
4.500%, 08/01/2040	3,886,150	4,111,755
4.000%, 10/01/2040	25,540,891	26,439,780
4.000%, 01/01/2041	17,937,203	18,569,542
3.500%, 06/01/2042	7,416,143	7,472,272
3.500%, 07/01/2042	42,586,967	42,909,972
3.500%, 07/01/2042	28,706,843	28,924,579
3.000%, 08/01/2042	23,404,355	23,006,992
3.500%, 09/01/2042	16,292,685	16,416,256
3.000%, 11/01/2042	56,947,326	55,980,499
3.500%, 12/01/2042	25,355,371	25,547,634
3.000%, 01/01/2043	42,695,515	41,970,415
3.000%, 02/01/2043	7,675,033	7,544,726
3.500%, 02/01/2043	16,731,377	16,858,226
3.000%, 03/01/2043	17,918,378	17,614,080
3.000%, 04/01/2043	14,585,132	14,337,458
3.000%, 04/01/2043	14,207,947	13,966,837
3.000%, 06/01/2043	12,879,988	12,658,034
3.000%, 08/01/2043	29,152,315	28,634,608
3.500%, 05/01/2044	14,371,999	14,480,951
3.500%, 08/01/2044	30,105,089	30,289,687
4.000%, 09/01/2044	16,556,769	17,063,871
4.000%, 10/01/2044	24,701,380	25,515,298
4.000%, 02/01/2045	17,648,925	18,189,207
3.500%, 06/01/2045	31,270,725	31,466,770
3.000%, 10/01/2045	39,784,571	39,109,072
4.000%, 10/01/2045	26,756,470	27,573,500
3.500%, 01/01/2046	60,138,081	60,459,210
3.500%, 08/01/2046	64,461,522	65,005,519
3.000%, 10/01/2046	82,042,879	80,200,965
3.000%, 05/01/2047	89,203,631	87,199,837
Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	1,208	1,261
Series 136, Class E, 6.000%, 04/15/2021	1,543	1,573
Series 1122, Class G, 7.000%, 08/15/2021	3,362	3,527
Series 1186, Class I, 7.000%, 12/15/2021	6,348	6,704
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	51,283	52,090
3.000%, 04/01/2027	11,206,859	11,260,063
3.500%, 07/01/2027	40,453,907	41,306,582
2.500%, 12/01/2027	17,015,716	16,808,048
5.000%, 05/01/2028	43,836	46,863
3.500%, 07/01/2028	29,765,542	30,373,136
6.500%, 09/01/2028	11,461	12,791
6.500%, 02/01/2029	26,861	29,977
4.500%, 07/01/2030	4,982,158	5,234,683
3.000%, 08/01/2030	32,481,081	32,515,632
4.000%, 11/01/2031	21,850,823	22,753,498
3.500%, 01/01/2032	52,258,939	53,395,587
5.500%, 01/01/2032	11,267	12,350
5.000%, 09/01/2033	14,919,865	16,110,150
4.500%, 10/01/2033	27,761,032	29,223,732
4.000%, 01/01/2034	15,249,355	15,880,728
5.500%, 04/01/2034	839,048	921,788
4.000%, 09/01/2034	22,095,510	23,006,400
5.500%, 09/01/2034	37,781	41,464
5.000%, 02/01/2035	14,452,635	15,600,216
5.000%, 02/01/2035	20,831,391	22,490,829
5.500%, 02/01/2035	33,315	36,585
5.000%, 04/01/2035	1,516,288	1,636,936
5.000%, 07/01/2035	4,322,989	4,666,850
5.000%, 02/01/2036	2,673,923	2,886,750
5.000%, 03/01/2036	1,214,253	1,310,803
5.500%, 04/01/2036	4,040,289	4,439,844
4.000%, 05/01/2037	80,310,721	83,293,587
6.000%, 05/01/2038	6,506,609	7,297,677
4.000%, 06/01/2039	13,349,174	13,797,044
5.000%, 06/01/2039	18,896,794	20,395,408
4.500%, 01/01/2040	9,424,576	9,965,869
4.500%, 01/01/2040	4,244,975	4,469,539
5.000%, 06/01/2040	15,660,138	16,932,018
4.000%, 08/01/2040	1,253,925	1,296,132
4.500%, 08/01/2040	5,574,456	5,895,808
4.500%, 08/01/2040	14,878,223	15,735,656
4.000%, 10/01/2040	2,205,421	2,279,602
4.000%, 11/01/2040	22,799,579	23,567,189
4.000%, 12/01/2040	4,590,571	4,758,814
3.500%, 01/01/2041	2,350,184	2,372,294
4.000%, 01/01/2041	4,746,292	4,905,926
3.500%, 02/01/2041	2,745,813	2,771,616
4.000%, 02/01/2041	469,061	485,135
3.500%, 03/01/2041	18,705,328	18,881,139
4.000%, 03/01/2041	8,460,723	8,745,248
4.500%, 07/01/2041	6,544,050	6,916,840
3.500%, 09/01/2041	38,626,228	38,989,298
4.000%, 09/01/2041	3,920,117	4,052,256
3.500%, 11/01/2041	20,855,112	21,051,072
3.500%, 12/01/2041	3,662,848	3,697,373
4.000%, 12/01/2041	17,120,376	17,697,718
4.000%, 01/01/2042	32,421,019	33,513,907
4.500%, 01/01/2042	12,943,500	13,686,867
4.000%, 02/01/2042	28,299,751	29,252,100
3.000%, 05/01/2042	4,196,721	4,131,433
3.500%, 05/01/2042	20,981,988	21,192,256
3.500%, 06/01/2042	8,125,544	8,202,070
3.500%, 08/01/2042	12,949,137	13,069,885
3.500%, 09/01/2042	21,091,292	21,283,228
3.000%, 03/01/2043	7,898,533	7,776,676
3.000%, 04/01/2043	2,322,780	2,286,919
3.000%, 05/01/2043	31,455,386	30,969,881
3.500%, 05/01/2043	19,668,493	19,829,542
3.000%, 06/01/2043	32,656,866	32,153,359
3.000%, 07/01/2043	25,656,097	25,272,707
4.000%, 07/01/2043	37,080,953	38,330,638
3.000%, 08/01/2043	9,458,391	9,312,464
3.500%, 09/01/2043	45,870,504	46,345,108
4.500%, 09/01/2043	9,082,300	9,606,468
4.000%, 01/01/2045	18,959,563	19,550,362
3.500%, 02/01/2045	61,644,992	62,212,140
4.000%, 02/01/2045	18,615,069	19,240,567
4.000%, 02/01/2045	25,816,380	26,657,125
4.000%, 02/01/2045	9,297,906	9,610,325
4.000%, 03/01/2045	13,474,603	13,914,539
4.000%, 11/01/2045	65,169,628	66,923,713
3.500%, 12/01/2045	46,989,662	47,141,439
4.500%, 02/01/2046	39,103,723	41,355,609
4.500%, 08/01/2046	42,296,727	44,405,473
3.000%, 10/01/2046	32,876,968	32,156,077
3.500%, 11/01/2046	38,732,323	38,893,575
Freddie Mac Gold Pool:
3.500%, 06/01/2042	4,970,503	5,008,201
3.500%, 08/01/2044	35,680,671	35,938,426
3.500%, 12/01/2045	29,805,638	29,927,687
3.500%, 08/01/2047	29,941,739	30,101,798
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	20,044	22,521
6.500%, 01/20/2029	10,672	12,077
6.000%, 11/20/2033	14,730	16,627
5.000%, 07/20/2040	783,674	844,734
4.000%, 08/20/2041	7,076,753	7,398,173
3.500%, 10/20/2041	12,864,635	13,061,843
4.000%, 12/20/2041	9,150,347	9,566,352
4.000%, 02/20/2042	17,764,143	18,569,811
4.000%, 06/20/2042	15,111,896	15,759,284
3.500%, 09/20/2042	9,865,986	10,017,237
3.000%, 04/20/2045	20,708,129	20,532,140
3.500%, 04/20/2045	29,463,270	29,797,050
4.000%, 05/20/2045	22,993,031	23,849,388
3.500%, 06/20/2045	27,781,654	28,096,393
4.500%, 01/20/2046	22,593,877	23,743,511
3.000%, 06/20/2046	16,336,908	16,120,009
3.000%, 08/20/2046	58,988,344	58,189,683
		2,980,885,790	17.3%
Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 2.022%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	8,072,861	7,648,982
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 2.192%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	7,797,970	7,785,044
Series 2007-1, Class A3, 2.002%, 02/25/2037 (1 Month LIBOR USD + 0.130%) (3)	3,556,977	3,540,766
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 2.022%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	8,319,807	8,270,597
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	593,640	589,076
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (8)	179,371	179,769
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (2)(8)	8,125	7,976
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (8)	242,501	238,138
Series 2006-J5, Class 3A1, 4.388%, 07/25/2021 (4)	30,237	29,144
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (8)	166,548	167,270
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025 (8)	7,142,878	6,979,259
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	5,936,539	6,125,857
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 (8)	17,822,384	17,220,036
Series 2005-29CB, Class A1, 5.500%, 07/25/2035 (8)	3,562,007	3,301,871
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 (8)	3,328,023	3,128,476
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (8)	454,976	452,007
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 (8)	4,105,775	3,879,091
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (8)	564,977	461,219
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	1,525	1,512
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W5, Class A1, 2.107%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	44,090,280	43,728,167
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE3, Class A4, 2.042%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	867,057	862,170
Series 2006-HE2, Class A1, 2.062%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	20,713,909	20,602,139
Series 2006-HE6, Class A4, 2.032%, 11/25/2036 (1 Month LIBOR USD + 0.160%) (3)	816,167	802,685
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	1,148,417	1,148,915
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	12,077	12,145
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	238,247	238,016
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	169,272	167,869
Series 2005-8, Class 5A1, 5.500%, 09/25/2020 (8)	44,174	42,694
Series 2007-1, Class 1A1, 5.664%, 04/25/2022 (4)(8)	287,580	287,526
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	2,677,640	2,729,747
Series 2004-10, Class 1CB1, 6.000%, 11/25/2034	13,257,488	13,921,734
Series 2004-11, Class 1CB1, 6.000%, 12/25/2034	13,714,632	14,277,255
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 (8)	979,455	973,233
Series 2005-6, Class CB7, 5.250%, 07/25/2035 (8)	3,355,118	3,328,219
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (8)	45,412	45,225
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 (8)	7,188,438	7,049,704
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (8)	267,456	246,280
Banc of America Funding Trust:
Series 2005-C, Class A1, 2.062%, 05/20/2035 (1 Month LIBOR USD + 0.240%) (3)	8,567,219	8,459,317
Series 2007-C, Class 1A3, 3.716%, 05/20/2036 (4)(8)	3,397,229	3,264,153
Series 2006-G, Class 1A1, 2.012%, 07/20/2036 (1 Month LIBOR USD + 0.190%) (3)	40,550,724	39,838,211
Series 2007-C, Class 7A5, 2.122%, 05/20/2047 (1 Month LIBOR USD + 0.300%) (3)(8)	3,677,876	3,394,385
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037 (6)	293,316	300,929
Series 2007-B, Class 1A2, 6.831%, 08/28/2047 (6)	118,860	111,345
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 3.520%, 10/25/2035 (1 Year CMT Rate + 2.300%) (3)	1,164,009	1,187,429
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE4, Class M2, 2.832%, 04/25/2035 (1 Month LIBOR USD + 0.960%) (3)	5,220,082	5,231,632
Series 2006-HE8, Class 21A2, 2.042%, 10/25/2036 (1 Month LIBOR USD + 0.170%) (3)	7,624,360	7,584,380
Series 2007-HE5, Class 1A2, 2.052%, 06/25/2047 (1 Month LIBOR USD + 0.180%) (3)	5,665,795	5,663,534
Bear Stearns Asset Backed Securities Trust,
Series 2007-2, Class A2, 2.192%, 01/25/2047 (1 Month LIBOR USD + 0.320%) (3)	8,094,608	8,065,071
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 2.652%, 02/25/2035 (1 Month LIBOR USD + 0.780%) (3)	4,741,114	4,746,471
Series 2005-FRE1, Class A6, 2.252%, 12/25/2035 (1 Month LIBOR USD + 0.380%) (3)	6,443,703	6,418,405
Series 2006-NC1, Class A3, 2.082%, 01/25/2036 (1 Month LIBOR USD + 0.210%) (3)	1,821,777	1,820,117
Series 2006-OPT1, Class A3, 2.052%, 02/25/2036 (1 Month LIBOR USD + 0.180%) (3)	3,550,497	3,540,884
Series 2007-HE1, Class A2, 2.022%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	1,961,848	1,943,925
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 3.520%, 01/25/2036 (4)(8)	1,184,891	1,156,805
Series 2006-A1, Class 2A3, 3.652%, 09/25/2036 (4)(8)	876,455	878,156
Series 2007-A1, Class 2A3, 3.677%, 02/25/2037 (4)	2,269,094	2,295,383
Series 2007-A1, Class 3A1, 3.698%, 02/25/2037 (4)	4,453,083	4,452,713
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	650,704	625,709
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	6,268,502	6,335,043
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	1,320,402	1,292,149
Citicorp Residential Mortgage Trust:
Series 2006-2, Class A4, 5.524%, 09/25/2036 (6)	1,030,911	1,032,813
Series 2006-3, Class A4, 5.400%, 11/25/2036 (6)	1,257,391	1,269,020
Series 2007-1, Class A6, 5.475%, 03/25/2037 (6)	65,382	67,773
Series 2007-2, Class A4, 5.220%, 06/25/2037 (6)	26,499,266	26,854,139
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 4.280%, 10/25/2035 (1 Year CMT Rate + 2.400%) (3)	17,456,754	17,568,949
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (8)	243,783	243,931
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 (8)	4,552,310	4,648,162
Series 2007-AMC4, Class A2C, 2.042%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	3,053,441	3,030,389
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 (6)(7)	7,057	3,531
Countrywide Asset-Backed Certificates:
Series 2006-22, Class 2A3, 2.032%, 01/25/2034 (1 Month LIBOR USD + 0.160%) (3)	13,831,197	13,692,401
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	30,980	31,710
Series 2005-10, Class AF6, 4.465%, 02/25/2036 (4)	349,609	357,154
Series 2005-13, Class AF3, 4.657%, 04/25/2036 (4)	561,784	510,879
Series 2006-S9, Class A3, 5.728%, 08/25/2036 (4)	572	570
Series 2006-13, Class 3AV2, 2.022%, 01/25/2037 (1 Month LIBOR USD + 0.150%) (3)	7,442,450	7,409,111
Series 2006-13, Class 1AF3, 4.432%, 01/25/2037 (4)	48,128	48,011
Series 2006-23, Class 2A3, 2.042%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	4,715,270	4,683,013
Series 2006-10, Class 1AF3, 4.639%, 09/25/2046 (4)(8)	709,984	640,906
Series 2006-9, Class 1AF3, 4.574%, 10/25/2046 (4)(8)	291,228	269,486
Series 2007-9, Class 2A3, 2.052%, 06/25/2047 (1 Month LIBOR USD + 0.180%) (3)	34,602,450	34,103,372
Series 2007-11, Class 2A3, 2.062%, 06/25/2047 (1 Month LIBOR USD + 0.190%) (3)	9,281,218	9,150,055
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	143,061	138,906
Credit-Based Asset Servicing & Securitization LLC:
Series 2005-CB8, Class AF2, 3.794%, 12/25/2035 (6)	247,740	246,795
Series 2007-CB4, Class A1A, 1.962%, 04/25/2037 (1 Month LIBOR USD + 0.090%) (3)	4,455,614	4,339,613
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	26,136	26,239
Series 2005-7, Class AF6, 4.693%, 10/25/2035 (4)	109,237	111,620
Series 2005-11, Class AF3, 4.495%, 02/25/2036 (4)	2,200,621	2,204,021
Series 2006-14, Class 2A2, 2.022%, 02/25/2037 (1 Month LIBOR USD + 0.150%) (3)	5,454,333	5,429,760
Series 2006-18, Class 2A2, 2.032%, 03/25/2037 (1 Month LIBOR USD + 0.160%) (3)	6,359,269	6,266,616
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036 (4)	6,958	7,081
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 2.372%, 02/25/2035 (1 Month LIBOR USD + 0.500%) (3)	8,179,485	7,919,430
Series 2005-2, Class 1A7, 5.461%, 04/25/2035 (4)	11,133,992	11,465,672
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	155,422	155,279
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 2.072%, 02/25/2036 (1 Month LIBOR USD + 0.200%) (3)	11,363,834	11,292,110
Series 2006-FF4, Class A2, 2.062%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	9,218,238	9,210,268
Series 2006-FF6, Class A4, 2.122%, 04/25/2036 (1 Month LIBOR USD + 0.250%) (3)	28,848,000	28,119,548
Series 2006-FF15, Class A5, 2.032%, 11/25/2036 (1 Month LIBOR USD + 0.160%) (3)	18,158,119	17,694,970
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021 (8)	91,037	88,537
Series 2004-AA1, Class A1, 3.342%, 06/25/2034 (4)	5,405,106	5,367,129
Series 2005-AA2, Class 2A1, 3.545%, 04/25/2035 (4)	2,769,555	2,774,163
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 (8)	264,550	232,874
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	279	261
GSAA Home Equity Trust:
Series 2004-6, Class A1, 2.672%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	2,925,474	2,881,004
Series 2005-14, Class 1A1, 2.122%, 12/25/2035 (1 Month LIBOR USD + 0.250%) (3)	22,636,203	22,159,496
Series 2007-8, Class A3, 2.322%, 08/25/2037 (1 Month LIBOR USD + 0.450%) (3)	8,022,246	7,608,140
GSAMP Trust:
Series 2005-AHL2, Class A2C, 2.112%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	6,380,341	6,358,063
Series 2006-HE7, Class A2D, 2.102%, 10/25/2046 (1 Month LIBOR USD + 0.230%) (3)	961,941	955,900
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	171,406	157,058
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	2,931,505	2,996,223
Series 2005-AR2, Class 2A1, 3.850%, 04/25/2035 (4)	4,205,819	4,239,273
Home Equity Asset Trust,
Series 2007-2, Class 2A2, 2.057%, 07/25/2037 (1 Month LIBOR USD + 0.185%) (3)	792,864	790,781
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 2.142%, 10/25/2035 (1 Month LIBOR USD + 0.270%) (3)	7,876,504	7,850,624
HSI Asset Securitization Corp. Trust:
Series 2006-OPT4, Class 2A3, 2.032%, 03/25/2036 (1 Month LIBOR USD + 0.160%) (3)	4,228,414	4,195,686
Series 2007-WF1, Class 2A3, 2.042%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	5,772,043	5,769,461
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 (8)	459,430	493,050
Series 2006-A1, Class 2A1, 3.581%, 03/25/2036 (4)(8)	104,481	94,066
Series 2006-S3, Class A3A, 6.000%, 08/25/2036 (6)(8)	368,471	395,559
Series 2007-S1, Class A1, 2.152%, 04/25/2047 (1 Month LIBOR USD + 0.280%) (3)	8,451,337	8,313,093
J.P. Morgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AV5, 2.112%, 11/25/2036 (1 Month LIBOR USD + 0.240%) (3)	1,667,452	1,666,468
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021 (8)	55,226	55,588
Series 2005-A8, Class 2A3, 3.434%, 11/25/2035 (4)(8)	7,785,771	7,676,221
Series 2006-A2, Class 3A3, 3.520%, 04/25/2036 (4)	2,390,475	2,230,425
Series 2006-A2, Class 2A1, 3.538%, 04/25/2036 (4)(8)	1,987,524	1,968,028
Series 2006-A7, Class 2A2, 3.589%, 01/25/2037 (4)	2,819,812	2,845,514
Series 2006-A7, Class 2A4R, 3.589%, 01/25/2037 (4)	2,884,120	2,910,407
Series 2007-A2, Class 2A3, 3.739%, 04/25/2037 (4)(8)	5,947,685	5,786,913
Series 2007-A4, Class 2A3, 3.692%, 06/25/2037 (4)(8)	6,985,693	6,563,372
Luminent Mortgage Trust,
Series 2005-1, Class A1, 2.132%, 11/25/2035 (1 Month LIBOR USD + 0.260%) (3)	11,160,646	10,794,911
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	12,409	12,401
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	46,160	46,490
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	152,287	153,475
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	3,327,729	3,522,012
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	2,702,668	2,868,252
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 (8)	3,014,971	2,894,922
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 2.472%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	3,672,081	3,678,527
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 2.492%, 12/25/2029 (1 Month LIBOR USD + 0.620%) (3)	8,897,291	8,605,128
Series 2005-A5, Class A3, 3.188%, 06/25/2035 (4)	3,256,423	3,246,995
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1, 2.042%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	9,047,726	8,533,328
MortgageIT Trust:
Series 2005-4, Class A1, 2.152%, 10/25/2035 (1 Month LIBOR USD + 0.280%) (3)	6,154,661	6,081,246
Series 2005-5, Class A1, 2.132%, 12/25/2035 (1 Month LIBOR USD + 0.260%) (3)	5,858,673	5,822,137
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.102%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	6,409,958	6,386,273
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%, 03/25/2056 (2)(4)	18,458,662	18,604,971
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (2)(4)	28,273,318	28,819,474
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	29,794,400	30,284,148
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (2)(4)	35,466,007	36,003,104
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	18,779,068	19,199,351
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-WF1, Class 2A3, 5.100%, 03/25/2035	4,469,677	4,560,141
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	212,236	212,188
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	256,913	257,869
Series 2005-QS2, Class A1, 5.500%, 02/25/2035 (8)	222,206	217,334
Series 2005-QS5, Class A1, 2.272%, 04/25/2035 (1 Month LIBOR USD + 0.400%) (3)(8)	2,812,289	2,282,096
Series 2005-QS9, Class A2, 2.372%, 06/25/2035 (1 Month LIBOR USD + 0.500%) (3)(8)	1,189,989	1,027,298
Series 2005-QS11, Class A2, 2.372%, 07/25/2035 (1 Month LIBOR USD + 0.500%) (3)	5,088,855	4,426,541
Series 2005-QA7, Class A22, 3.919%, 07/25/2035 (4)(8)	3,071,366	2,891,557
RAMP Series Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032 (4)	1,785,759	1,786,405
Series 2006-NC2, Class A2, 2.062%, 02/25/2036 (1 Month LIBOR USD + 0.190%) (3)	2,440,125	2,439,133
Series 2006-RS4, Class A3, 2.042%, 07/25/2036 (1 Month LIBOR USD + 0.170%) (3)	265,528	265,359
RASC Series Trust:
Series 2006-EMX2, Class A3, 2.172%, 02/25/2036 (1 Month LIBOR USD + 0.300%) (3)	7,879,126	7,892,287
Series 2006-KS8, Class A3, 2.032%, 10/25/2036 (1 Month LIBOR USD + 0.160%) (3)	4,421,538	4,416,638
Series 2007-KS1, Class A3, 2.022%, 01/25/2037 (1 Month LIBOR USD + 0.150%) (3)	2,596,055	2,526,788
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035 (6)	30,379	31,095
Series 2005-2, Class AF6, 4.781%, 08/25/2035 (6)	1,744,529	1,788,356
Series 2005-3, Class AF3, 4.814%, 11/25/2035 (6)	279,813	280,903
Series 2006-2, Class AF3, 5.797%, 08/25/2036 (6)	15,658,347	9,853,226
Series 2006-3, Class AF2, 5.580%, 11/25/2036 (6)	10,451,032	5,999,743
Series 2007-1, Class AF2, 5.512%, 04/25/2037 (6)	466,733	229,755
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (6)(7)	280,040	140,209
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (6)	1,435,659	675,407
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 2.132%, 12/25/2035 (1 Month LIBOR USD + 0.260%) (3)	904,984	904,859
Series 2006-OPT4, Class 2A3, 2.022%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	3,270,408	3,257,271
Series 2006-EQ1, Class A3, 2.032%, 10/25/2036 (1 Month LIBOR USD + 0.160%) (3)	16,013,705	15,888,558
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 2.542%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	2,132,866	2,124,193
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 3.583%, 10/25/2033 (4)	1,800,666	1,830,541
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (6)	66,342	68,225
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	9,140,541	9,177,502
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	14,101,942	13,996,943
Series 2016-3, Class A1, 2.250%, 04/25/2056 (2)(4)	126,898	124,865
Series 2016-4, Class A1, 2.250%, 07/25/2056 (2)(4)	17,400,517	17,046,242
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	4,952,095	4,896,469
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	39,757	39,939
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	7,989	8,012
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	16,411	16,491
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	6,618	6,661
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	21,211	21,551
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	47,824	48,489
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	3,424,765	3,590,432
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	4,243,942	4,523,186
Series 2005-3, Class 1CB3, 2.322%, 05/25/2035 (1 Month LIBOR USD + 0.450%) (3)(8)	6,876,782	5,798,026
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 (8)	9,177,578	8,932,569
Series 2006-AR10, Class 1A1, 3.273%, 09/25/2036 (4)(8)	1,294,275	1,253,185
Series 2007-HY3, Class 4A1, 3.464%, 03/25/2037 (4)	19,059,254	18,912,915
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 (8)	59,983	56,559
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR16, Class 4A2, 3.499%, 10/25/2035 (4)	1,580,887	1,584,424
Series 2005-16, Class A18, 6.000%, 01/25/2036 (8)	1,444,277	1,457,378
Series 2006-AR10, Class 5A5, 3.495%, 07/25/2036 (4)(8)	6,654,917	6,719,405
Series 2006-AR14, Class 2A3, 3.627%, 10/25/2036 (4)(8)	3,421,598	3,238,117
Series 2006-15, Class A1, 6.000%, 11/25/2036 (8)	4,971,969	4,973,804
Series 2007-4, Class A15, 6.000%, 04/25/2037 (8)	5,240,243	5,279,740
Series 2007-7, Class A49, 6.000%, 06/25/2037 (8)	4,975,557	4,945,104
Series 2007-8, Class 2A8, 6.000%, 07/25/2037 (8)	4,758,680	4,786,333
		1,040,008,100	6.0%
		4,020,893,890	23.3%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.597%, 12/25/2026 (4)	30,325,000	28,943,378
Federal Home Loan Mortgage Corp. (FHLMC),
Series K037, Class A2, 3.490%, 01/25/2024	66,950,000	68,748,190
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K716, Class A2, 3.130%, 06/25/2021	13,550,000	13,657,793
Series K029, Class A2, 3.320%, 02/25/2023 (4)	64,407,000	65,607,785
Series K048, Class A2, 3.284%, 06/25/2025 (4)	53,680,000	54,379,869
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,726,000	83,979,613
Series K061, Class A2, 3.347%, 11/25/2026 (4)	40,790,000	41,223,075
Series K065, Class A2, 3.243%, 04/25/2027	16,658,000	16,674,805
		373,214,508	2.2%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/15/2050	21,425,000	21,539,705
Series 2017-BNK8, Class A4, 3.488%, 11/15/2050	43,125,000	43,001,913
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	5,000,000	5,114,087
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	24,465,159	24,637,557
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	35,270,000	36,502,228
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	35,088,000	35,000,276
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	13,725,000	13,653,854
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (4)	11,500,000	12,032,637
Series 2014-CR18, Class A4, 3.550%, 07/15/2047	5,450,000	5,512,997
Series 2014-CR19, Class A5, 3.796%, 08/10/2047	18,000,000	18,459,673
Series 2014-CR20, Class ASB, 3.305%, 11/10/2047	22,000,000	22,145,394
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	2,121,267	2,189,770
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	17,924,873	18,243,495
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	41,375,651	40,693,962
Series 2014-GC20, Class AAB, 3.655%, 04/10/2047	23,004,000	23,371,740
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A4, 2.694%, 04/15/2046	7,964,487	7,780,308
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	31,025,000	30,568,449
Series 2011-C5, Class A3, 4.171%, 08/15/2046	7,986,194	8,226,325
Series 2012-LC9, Class ASB, 2.437%, 12/15/2047	3,484,695	3,441,519
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	18,948,783	18,804,183
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C15, Class A4, 4.096%, 11/15/2045	10,000,000	10,413,825
Series 2013-C17, Class A3, 3.928%, 01/15/2047	23,700,000	24,341,822
Series 2014-C25, Class A5, 3.672%, 11/15/2047	34,585,000	35,121,206
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	40,030,000	40,083,772
Series 2012-C6, Class A4, 2.858%, 11/15/2045	34,575,000	34,210,718
Series 2013-C10, Class A3, 3.967%, 07/15/2046 (4)	44,160,000	45,635,032
Series 2013-C12, Class A3, 3.973%, 10/15/2046	19,350,000	19,961,617
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	29,047,000	29,192,314
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	15,049,000	14,933,916
Series 2016-C35, Class ASB, 2.788%, 07/15/2048	11,000,000	10,692,812
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/15/2045	12,000,000	11,913,052
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,291,000	19,485,266
Series 2013-C18, Class A4, 3.896%, 12/15/2046	21,950,000	22,602,949
Series 2014-C21, Class ASB, 3.393%, 08/15/2047	12,655,000	12,787,882
Series 2014-C24, Class A5, 3.607%, 11/15/2047	27,670,000	27,929,459
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	10,500,000	10,696,379
		760,922,093	4.4%
		1,134,136,601	6.6%
Other Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	7,823,091
Conseco Financial Corp.:
Series 1998-3, Class A5, 6.220%, 03/01/2030	169,240	179,332
Series 1998-4, Class A5, 6.180%, 04/01/2030	81,347	85,306
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026 (2)	32,858,000	32,662,663
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	37,625,000	37,038,170
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	57,475,000	55,871,930
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	13,192	13,344
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 2.570%, 07/18/2025 (2)	2,331,369	2,328,217
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	40,200,000	39,598,286
Santander Retail Auto Lease Trust,
Series 2018-A, Class A3, 2.930%, 05/20/2021 (2)	26,825,000	26,806,139
SoFi Consumer Loan Program LLC:
Series 2017-4, Class A, 2.500%, 05/26/2026 (2)	13,314,883	13,158,399
Series 2017-5, Class A2, 2.780%, 09/25/2026 (2)	30,110,000	29,664,188
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (1)(2)	5,000,000	4,925,730
		250,154,795	1.3%
Total Long-Term Investments (Cost $17,125,572,182)		16,947,766,952	98.1%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.51% (5)	442,509,927	442,509,927
Total Short-Term Investment (Cost $442,509,927)		442,509,927	2.6%
Total Investments (Cost $17,568,082,109)		17,390,276,879	100.7%
Liabilities in Excess of Other Assets		(119,667,272)	(0.7)%
TOTAL NET ASSETS		$17,270,609,607	100.0%

Notes to Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2018, the value of these securities total $3,078,783,518, which represents 17.83% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2018.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2018.
(5)	7-Day Yield.
(6)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2018.
(7)	Security in default.
(8)	Security that, on the last payment date, missed a partial principal or interest payment.
(9)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Core Plus Bond Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
 Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
 Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,811,990,757	$–	$2,811,990,757
Other Government Related Securities	–	205,731,853	–	205,731,853
Corporate Bonds	–	8,411,570,584	–	8,411,570,584
Taxable Municipal Bonds	–	113,288,472	–	113,288,472
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	2,980,885,790	–	2,980,885,790
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,040,008,100	–	1,040,008,100
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	373,214,508	–	373,214,508
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	760,922,093	–	760,922,093
Other Asset Backed Securities	–	250,154,795	–	250,154,795
Total Long-Term Investments	–	16,947,766,952	–	16,947,766,952
Short-Term Investment
Money Market Mutual Fund	442,509,927	–	–	442,509,927
Total Short-Term Investment	442,509,927	–	–	442,509,927
Total Investments	$442,509,927	$16,947,766,952	$–	$17,390,276,879

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. Transfers between levels are recognized at the end of the reporting period. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Short-Term Municipal Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama Special Care Facilities Financing Authority,
1.850%, 11/15/2046(Mandatory Tender Date 11/01/2022)(1)	$55,000	$53,789
Anniston Public Building Authority,
3.250%, 03/01/2019(Insured by AGM)	50,000	50,665
Autauga County Board of Education,
4.000%, 04/01/2019	150,000	153,447
Black Belt Energy Gas District:
4.000%, 07/01/2046(Callable 03/01/2021)(Mandatory Tender Date 06/01/2021)(1)	570,000	599,726
4.000%, 08/01/2047(Callable 04/01/2022)(Mandatory Tender Date 07/01/2022)(1)	500,000	530,630
City of Decatur AL,
2.000%, 10/01/2018	100,000	100,231
City of Scottsboro AL,
3.375%, 08/01/2018(Insured by AGC)	50,000	50,282
City of Troy AL,
3.000%, 07/01/2019(Insured by BAM)	75,000	76,250
County of Talladega AL,
2.000%, 01/01/2019	200,000	200,588
Decatur City Board of Education,
4.000%, 02/01/2019	50,000	50,978
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024(Callable 06/01/2021)	100,000	107,898
Shelby County Board of Education,
3.000%, 02/01/2019	100,000	101,112
		2,075,596	1.1%
Alaska
Alaska Housing Finance Corp.,
4.000%, 06/01/2040(Callable 06/01/2021)	20,000	20,068
Alaska Industrial Development & Export Authority,
3.500%, 12/01/2020(Callable 12/01/2019)	750,000	761,010
		781,078	0.4%
Arizona
Arizona Health Facilities Authority:
4.625%, 07/01/2019	30,000	31,064
3.430%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%)(Callable 08/05/2022)(Mandatory Tender Date 02/01/2023)(2)	75,000	77,805
Arizona Industrial Development Authority:
3.000%, 07/01/2018(Insured by SD CRED PROG)	25,000	25,062
4.000%, 07/01/2018	250,000	250,257
4.000%, 07/01/2019(Insured by SD CRED PROG)	30,000	30,685
4.000%, 07/01/2020(Insured by SD CRED PROG)	160,000	165,947
3.375%, 07/01/2021	310,000	308,152
4.000%, 07/01/2021(Insured by SD CRED PROG)	165,000	172,610
3.000%, 07/01/2022	200,000	194,540
Arizona State University,
5.000%, 07/01/2032(Pre-refunded to 07/01/2022)	885,000	987,908
BluePath 2016-1 TE Trust,
2.750%, 09/01/2026(Callable 08/27/2021)(3)	234,641	226,653
City of El Mirage AZ,
5.000%, 07/01/2026(Callable 07/01/2020)	50,000	53,286
City of Winslow AZ,
2.000%, 07/01/2019(Insured by AGM)	25,000	25,116
Estrella Mountain Ranch Community Facilities District,
4.000%, 07/15/2019(Insured by AGM)	390,000	400,877
Festival Ranch Community Facilities District,
2.000%, 07/15/2018(Insured by BAM)	25,000	25,024
Maricopa County Industrial Development Authority,
2.625%, 07/01/2021	85,000	82,888
Vistancia Community Facilities District,
5.000%, 07/15/2021(Callable 07/15/2020)	165,000	176,142
		3,234,016	1.7%
Arkansas
Arkansas Technical University,
4.000%, 06/01/2026(Callable 06/01/2023)	200,000	213,536
City of Bentonville AR:
5.000%, 11/01/2021(Callable 04/30/2018)(Insured by AMBAC)	100,000	100,261
2.625%, 11/01/2027(Callable 11/01/2025)	295,000	299,162
City of Conway AR,
4.000%, 12/01/2023(Callable 06/01/2022)	35,000	37,161
City of Fayetteville AR,
3.050%, 01/01/2047(Callable 01/01/2027)	685,000	667,334
City of Hot Springs AR,
4.000%, 12/01/2027(Callable 12/01/2023)(Insured by BAM)	255,000	271,736
City of Jacksonville AR,
4.000%, 12/01/2025(Callable 06/01/2021)	110,000	115,667
City of Little Rock AR:
3.000%, 10/01/2021	100,000	102,745
2.000%, 03/01/2038(Callable 03/01/2021)	75,000	74,980
City of Lonoke AR,
5.000%, 06/01/2023(6)	160,000	180,027
City of Magnolia AR,
2.600%, 08/01/2036(Callable 08/01/2024)(Insured by BAM)	565,000	548,875
City of Marion AR,
2.900%, 09/01/2047(Callable 09/01/2027)	350,000	348,089
City of Pine Bluff AR,
3.000%, 02/01/2047(Callable 08/01/2027)(Insured by BAM)	600,000	582,810
City of Rogers AR,
2.125%, 11/01/2029(Callable 11/01/2021)	50,000	49,820
Lonoke County School District No. 4,
3.000%, 02/01/2020(Callable 04/30/2018)(Insured by ST)	110,000	110,103
Mountain View Public Facilities Board,
2.000%, 06/01/2018	445,000	444,715
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024(Callable 09/01/2022)(Insured by BAM)	325,000	343,285
		4,490,306	2.4%
California
Allan Hancock Joint Community College District,
0.000%, 08/01/2036(Pre-refunded to 08/01/2022)	225,000	95,206
Bay Area Toll Authority:
2.180%, 04/01/2034 (SIFMA Municipal Swap Index + 0.600%)(Callable 10/01/2019)(Mandatory Tender Date 04/01/2020)(2)	270,000	271,779
2.280%, 04/01/2047 (SIFMA Municipal Swap Index + 0.700%)(Callable 04/01/2019)(Mandatory Tender Date 10/01/2019)(2)	200,000	201,098
California Health Facilities Financing Authority:
5.000%, 04/01/2020	65,000	68,363
2.452%, 07/01/2022(Optional Put Date 04/30/2018)(Insured by NATL)(1)(5)	200,000	193,272
California State Public Works Board,
5.000%, 12/01/2019(Insured by AMBAC)	230,000	238,432
California State University,
4.000%, 11/01/2049(Callable 05/01/2021)(Mandatory Tender Date 11/01/2021)(1)	75,000	79,894
California Statewide Communities Development Authority:
6.000%, 01/01/2021(ETM)	100,000	105,492
3.500%, 11/01/2021(Callable 11/01/2019)(Insured by CA MTG)	200,000	205,264
4.867%, 04/01/2028(Insured by NATL)(1)(5)	400,000	400,000
Central School District:
6.250%, 08/01/2040(Callable 08/01/2021)	225,000	255,629
0.000%, 08/01/2051(Callable 08/01/2022)	400,000	61,228
Ceres Unified School District,
0.000%, 08/01/2034(Pre-refunded to 08/01/2020)	300,000	107,280
City of Redding CA,
2.628%, 07/01/2022(ETM)(Insured by NATL)(1)(5)	295,000	288,026
Colton Public Financing Authority,
5.000%, 04/01/2024(Callable 04/01/2022)	565,000	624,269
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021(ETM)	230,000	196,098
Corona-Norca Unified School District,
0.000%, 08/01/2026	90,000	90,460
Fresno Unified School District,
0.000%, 08/01/2033(Callable 08/01/2021)	100,000	41,113
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2022	135,000	149,607
Jurupa Public Financing Authority,
4.000%, 09/01/2018	25,000	25,239
La Quinta Financing Authority,
5.550%, 10/01/2018(Insured by NATL)	20,000	20,395
Mendocino-Lake Community College District,
0.000%, 08/01/2035(Pre-refunded to 08/01/2021)(Insured by AGM)	55,000	18,666
Northern California Gas Authority,
1.765%, 07/01/2019 (3 Month LIBOR USD + 0.630%)(2)	505,000	505,374
Roseville Finance Authority,
4.000%, 09/01/2019	50,000	51,441
San Diego Community Facilities District No. 3,
5.000%, 09/01/2018	25,000	25,309
San Diego Redevelopment Agency Successor Agency,
4.000%, 09/01/2018	50,000	50,531
Soledad Unified School District:
5.000%, 08/01/2024(Callable 08/01/2018)(Insured by BAM)	75,000	75,796
5.000%, 08/01/2026(Callable 08/01/2018)(Insured by BAM)	100,000	101,048
5.000%, 08/01/2027(Callable 08/01/2018)(Insured by BAM)	50,000	50,520
State of California,
5.000%, 09/01/2022	165,000	186,095
State of California Department of Water Resources,
1.800%, 12/01/2035 (SIFMA Municipal Swap Index + 0.220%)(Callable 06/01/2020)(Mandatory Tender Date 12/01/2020)(2)	1,000,000	1,000,000
University of California,
1.400%, 05/15/2046(Callable 11/15/2020)(Mandatory Tender Date 05/15/2021)(1)	330,000	324,044
Victor Valley Union High School District,
0.000%, 08/01/2044(Pre-refunded to 08/01/2023)	1,000,000	271,170
Westminster School District:
0.000%, 08/01/2048(Callable 08/01/2023)(Insured by BAM)	1,000,000	155,780
0.000%, 08/01/2053(Callable 08/01/2023)(Insured by BAM)	255,000	26,964
		6,560,882	3.5%
Colorado
Adams County Housing Authority,
1.500%, 11/01/2020(Callable 05/01/2019)(Mandatory Tender Date 11/01/2019)(1)	1,000,000	994,730
Colorado Educational & Cultural Facilities Authority:
3.000%, 12/01/2018	125,000	126,451
3.000%, 12/15/2018	75,000	75,753
4.000%, 12/01/2019	275,000	285,494
4.000%, 06/01/2020	100,000	104,532
4.000%, 10/01/2020	125,000	131,054
5.000%, 10/01/2020	415,000	444,830
4.000%, 11/01/2021	50,000	53,079
4.000%, 03/01/2022	45,000	47,776
4.000%, 04/01/2023(6)	130,000	136,295
5.000%, 10/01/2025	160,000	182,256
4.000%, 12/15/2025	800,000	827,712
Colorado Health Facilities Authority:
5.000%, 05/15/2019	250,000	257,702
5.000%, 12/01/2022	400,000	445,216
Colorado Housing & Finance Authority,
4.000%, 05/01/2048(Callable 11/01/2026)(Insured by GNMA)	500,000	528,845
E-470 Public Highway Authority:
0.000%, 09/01/2020(Insured by NATL)	125,000	119,400
0.000%, 09/01/2028(Callable 09/01/2020)(Insured by NATL)	200,000	120,302
2.292%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 03/01/2021)(Mandatory Tender Date 09/01/2021)(2)	400,000	403,768
High Plains Metropolitan District,
4.000%, 12/01/2022(Insured by NATL)	420,000	445,645
Lyons Regional Library District,
3.000%, 12/01/2020	30,000	30,710
Park 70 Metropolitan District,
5.000%, 12/01/2018	160,000	163,368
Regional Transportation District,
5.000%, 06/01/2025(Pre-refunded to 06/01/2020)	100,000	106,883
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	275,000	274,401
3.000%, 12/01/2022	100,000	99,782
Sterling Hills West Metropolitan District:
5.000%, 12/01/2018	50,000	50,939
5.000%, 12/01/2019	100,000	104,356
5.000%, 12/01/2020	125,000	132,993
VDW Metropolitan District No. 2,
1.250%, 12/01/2018(Insured by AGM)	25,000	24,881
Vista Ridge Metropolitan District,
4.500%, 12/01/2024(Insured by BAM)	200,000	218,616
		6,937,769	3.7%
Connecticut
City of Hartford CT,
5.000%, 04/01/2020(ETM)	200,000	211,714
Connecticut Housing Finance Authority,
4.000%, 11/15/2044(Callable 11/15/2023)	90,000	93,644
Connecticut State Health & Educational Facilities Authority:
5.000%, 11/01/2021(Callable 04/30/2018)(Insured by AGM)	50,000	50,127
5.000%, 11/01/2026(Callable 11/01/2022)	445,000	482,994
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022(Callable 04/30/2018)(Insured by ST)	355,000	355,593
State of Connecticut:
4.000%, 11/01/2020	225,000	235,093
5.000%, 11/01/2020	150,000	160,467
5.000%, 11/01/2028(Callable 11/01/2018)	1,000,000	1,017,020
Town of Hamden CT,
4.000%, 08/15/2021(Insured by BAM)	415,000	440,074
Town of Plymouth CT,
4.000%, 07/15/2019	25,000	25,534
		3,072,260	1.6%
District of Columbia
District of Columbia Housing Finance Agency,
3.500%, 06/15/2023	205,000	206,874	0.1%
Florida
City of Boynton Beach FL,
4.500%, 11/01/2022(Callable 11/01/2021)(Insured by AGM)	130,000	140,325
City of Jacksonville FL,
5.000%, 11/01/2022	50,000	55,603
City of North Port FL,
4.000%, 07/01/2018(Insured by BAM)	50,000	50,293
City of Port St Lucie FL:
5.000%, 09/01/2021	55,000	59,976
5.250%, 09/01/2022(Insured by NATL)	100,000	111,948
City of Tallahassee FL,
5.000%, 12/01/2019	190,000	198,309
City of Tampa FL,
5.250%, 11/15/2024(Pre-refunded to 05/15/2020)	390,000	418,743
County of Escambia FL,
2.100%, 07/01/2022(Mandatory Tender Date 04/11/2019)(1)	60,000	60,030
Escambia County Health Facilities Authority,
1.660%, 11/15/2029(Callable 04/02/2018)(Optional Put Date 04/30/2018)(Insured by AGC)(1)	85,000	85,000
Florida Gulf Coast University Financing Corp.,
4.100%, 02/01/2025(Callable 02/01/2020)	100,000	102,333
Florida Higher Educational Facilities Financial Authority,
5.000%, 11/01/2019	195,000	204,132
Florida Housing Finance Corp.:
3.700%, 07/01/2021(Callable 01/01/2021)(Insured by GNMA)	650,000	668,454
4.000%, 07/01/2047(Callable 07/01/2025)(Insured by GNMA)	145,000	151,816
Florida Municipal Power Agency:
2.424%, 10/01/2021(Callable 04/04/2018)(Insured by AMBAC)(1)(5)	75,000	75,000
2.590%, 10/01/2021(Optional Put Date 04/05/2018)(Insured by AMBAC)(1)(5)	100,000	100,000
Florida State Municipal Loan Council,
3.000%, 10/01/2020(Insured by NATL)	540,000	546,620
Lee County School Board,
5.000%, 08/01/2023	140,000	158,773
Martin County Health Facilities Authority,
3.750%, 11/15/2020	125,000	129,671
Miami Health Facilities Authority:
2.250%, 07/01/2018	45,000	44,993
5.000%, 07/01/2020	300,000	316,326
Miami-Dade County Educational Facilities Authority:
5.000%, 04/01/2022	150,000	166,219
5.000%, 04/01/2023	150,000	168,704
Miami-Dade County Industrial Development Authority:
5.000%, 01/15/2019	100,000	102,065
5.000%, 01/15/2022	385,000	411,900
1.750%, 09/01/2027(Mandatory Tender Date 11/01/2019)(1)	175,000	174,431
Orange County Health Facilities Authority,
6.250%, 10/01/2021(ETM)(Insured by NATL)	140,000	152,016
Orange County Housing Finance Authority:
4.375%, 03/01/2031(Callable 03/01/2021)(Insured by GNMA)	720,000	735,847
4.000%, 09/01/2040(Callable 09/01/2024)(Insured by GNMA)	570,000	591,033
Palm Beach County Health Facilities Authority,
5.000%, 11/15/2022	220,000	245,157
Pinellas County Housing Finance Authority:
4.375%, 09/01/2027(Callable 09/01/2021)(Insured by GNMA)	270,000	276,323
3.500%, 03/01/2046(Callable 09/01/2025)(Insured by GNMA)	600,000	620,820
St. Lucie County School Board,
5.000%, 10/01/2018(Insured by AGM)	50,000	50,844
		7,373,704	3.9%
Georgia
Burke County Development Authority:
2.200%, 10/01/2032(Mandatory Tender Date 04/02/2019)(1)	50,000	50,074
1.850%, 12/01/2049(Mandatory Tender Date 08/22/2019)(1)	100,000	99,673
1.850%, 12/01/2049(Mandatory Tender Date 08/22/2019)(1)	70,000	69,771
City of Atlanta GA:
5.000%, 01/01/2023(Callable 01/01/2020)	450,000	472,860
5.000%, 01/01/2024(Callable 01/01/2020)	500,000	524,780
Colquitt County Development Authority,
0.000%, 12/01/2021(ETM)	35,000	32,317
Main Street Natural Gas, Inc.:
5.000%, 03/15/2019	125,000	128,726
5.000%, 03/15/2022	155,000	169,671
Monroe County Development Authority:
2.000%, 07/01/2025(Mandatory Tender Date 06/13/2019)(1)	405,000	404,664
2.050%, 07/01/2049(Mandatory Tender Date 11/19/2021)(1)	250,000	246,042
Morgan County Hospital Authority,
2.750%, 09/01/2019(Callable 03/01/2019)	250,000	248,465
Private Colleges & Universities Authority:
3.750%, 10/01/2021	25,000	26,185
5.000%, 10/01/2021	75,000	81,289
		2,554,517	1.4%
Idaho
Idaho Health Facilities Authority,
4.000%, 07/01/2018(Insured by AGM)	205,000	206,160
Idaho Housing & Finance Association,
5.000%, 07/15/2018	25,000	25,234
		231,394	0.1%
Illinois
Bureau County Township High School District No. 502,
3.000%, 12/01/2021(Insured by BAM)	30,000	30,574
Carroll & Jo Daviess Counties Community Unit School District No. 314,
5.750%, 02/01/2028(Pre-refunded to 08/01/2018)	1,340,000	1,384,314
Champaign County Community Unit School District No. 116,
5.000%, 01/01/2019(Insured by NATL)	1,100,000	1,121,186
Chicago O'Hare International Airport,
5.000%, 01/01/2020	60,000	63,271
Chicago Transit Authority,
5.250%, 12/01/2023(Callable 12/01/2021)	85,000	93,377
City of Berwyn IL,
4.000%, 12/01/2019	125,000	128,337
City of Chicago IL:
5.000%, 01/01/2019(5)	100,000	101,435
5.000%, 11/01/2019	100,000	104,555
5.000%, 01/01/2020	50,000	52,399
5.000%, 11/01/2020	850,000	907,545
5.000%, 01/01/2023(Callable 01/01/2019)(Partially Pre-refunded)	50,000	50,795
5.250%, 01/01/2038(Pre-refunded to 01/01/2022)	380,000	425,349
City of Fairfield IL,
2.000%, 12/01/2018(Insured by MAC)	275,000	273,828
City of Springfield IL:
5.000%, 03/01/2019	100,000	102,739
4.000%, 12/01/2019	95,000	98,008
Cook County Community College District No. 510,
0.000%, 12/01/2019(Insured by AGM)	500,000	483,580
Cook County Community College District No. 524,
5.000%, 12/01/2021(Callable 04/30/2018)(Insured by NATL)	325,000	325,819
Cook County Community High School District No. 219,
0.000%, 12/01/2020(Insured by NATL)	35,000	32,181
Cook county Illinois School District No. 163,
6.000%, 12/15/2024(Insured by BAM)	795,000	937,162
Cook County School District No. 154,
3.500%, 12/01/2024(Insured by BAM)	214,000	219,130
Cook County Township High School District No. 201,
0.000%, 12/01/2020(Insured by AMBAC)	210,000	193,089
County of Cook IL,
5.000%, 11/15/2021(Callable 11/15/2019)	210,000	219,591
County of Jefferson IL,
2.000%, 01/15/2020(Insured by AGM)	100,000	100,313
County of Washington IL,
4.000%, 12/15/2024(Insured by AGM)	250,000	265,845
Danville Public Building Commission,
4.000%, 12/01/2019	115,000	119,081
DuPage County Community High School District No. 100,
2.000%, 12/15/2018	70,000	70,096
DuPage County School District No. 34,
0.000%, 01/01/2020(Insured by NATL)	460,000	444,153
Fulton, Mason, Knox, Schuyler, Etc. Counties Community College District No. 534:
3.250%, 12/01/2020(Insured by BAM)	210,000	214,080
4.000%, 12/01/2027(Callable 12/01/2022)(Insured by BAM)	65,000	67,691
Governors State University,
4.000%, 10/01/2020(Callable 04/30/2018)(Insured by AGC)	50,000	50,021
Illinois Development Finance Authority,
0.000%, 01/01/2020(Insured by AGM)	75,000	71,930
Illinois Finance Authority:
5.000%, 10/01/2019	75,000	77,935
4.000%, 11/01/2019	145,000	149,275
5.000%, 02/15/2020	100,000	104,941
5.000%, 10/01/2020	105,000	111,257
5.000%, 01/01/2021	125,000	133,200
4.000%, 09/01/2021	75,000	78,856
6.250%, 05/01/2022(Pre-refunded to 05/01/2020)	145,000	158,130
5.000%, 10/01/2022	50,000	54,417
5.000%, 05/15/2023	120,000	133,529
6.000%, 05/01/2028(Pre-refunded to 05/01/2020)	1,500,000	1,628,220
2.515%, 05/01/2036 (1 Month LIBOR USD + 1.350%)(Callable 11/01/2020)(Mandatory Tender Date 05/01/2021)(2)	135,000	135,659
5.375%, 08/15/2039(Pre-refunded to 08/15/2018)	100,000	101,413
1.750%, 07/01/2042(Mandatory Tender Date 05/06/2020)(1)	330,000	327,244
Illinois Health Facilities Authority,
2.215%, 06/01/2019(Optional Put Date 04/30/2018)(Insured by NATL)(1)(5)	50,000	49,610
Illinois Housing Development Authority,
2.450%, 06/01/2043(Callable 01/01/2023)(Insured by GNMA)	472,678	451,908
Illinois Sports Facilities Authority,
0.000%, 06/15/2018(Insured by AMBAC)	50,000	49,696
Illinois State University,
5.000%, 04/01/2023(Callable 04/01/2021)(Insured by BAM)	100,000	105,716
Jefferson County Township High School District No. 201,
6.500%, 12/30/2020(Insured by BAM)	195,000	216,138
Joliet Park District:
5.000%, 03/01/2022(Callable 03/01/2021)	170,000	177,371
4.000%, 02/01/2023(Insured by BAM)	150,000	156,074
Lake County Community High School District No. 117,
0.000%, 12/01/2019(Insured by NATL)	160,000	153,104
Lake County Community High School District No. 127,
0.000%, 02/01/2020(Insured by NATL)	150,000	144,511
Lake County Community Unit School District No. 116,
5.000%, 01/15/2025(Callable 01/15/2023)	95,000	106,050
Lake County Elementary School District No. 6,
0.000%, 12/01/2019(Insured by AMBAC)	80,000	75,421
Lake County School District No. 1,
3.000%, 02/01/2019	85,000	85,770
Menard Cass & Sangamon Counties Community Unit School District No. 202,
4.000%, 12/01/2022(Insured by AGM)	300,000	318,318
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2019(ETM)	5,000	4,892
0.000%, 06/15/2019(Insured by NATL)	130,000	125,377
0.000%, 06/15/2019(ETM)(Insured by NATL)	25,000	24,459
0.000%, 06/15/2019	45,000	43,400
5.650%, 06/15/2022(Insured by NATL)(1)	95,000	105,535
5.500%, 12/15/2023(Insured by NATL)	225,000	248,591
5.500%, 12/15/2023(Insured by AGM)	250,000	279,535
0.000%, 06/15/2024(Insured by NATL)	25,000	19,545
5.700%, 06/15/2025(Pre-refunded to 06/15/2022)(Insured by NATL)	20,000	23,098
5.700%, 06/15/2025(Callable 06/15/2022)(Insured by NATL)	35,000	38,937
Monroe & St Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2020(Insured by BAM)	270,000	286,003
Ogle & Winnebago Counties Community Unit School District,
5.000%, 12/01/2021(Insured by BAM)	150,000	163,972
Peoria Public Building Commission,
5.000%, 12/01/2020(Insured by BAM)	185,000	197,075
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030(Callable 03/01/2025)	335,000	350,011
Prospect Heights Park District,
4.000%, 12/01/2020(Insured by BAM)	120,000	125,614
Public Building Commission of Chicago,
5.000%, 03/01/2020(Callable 04/30/2018)(Insured by AMBAC)	100,000	100,187
Regional Transportation Authority,
6.250%, 07/01/2021(Insured by AGM)	600,000	676,668
Rock Island County School District No. 37,
4.000%, 02/01/2019(Insured by BAM)	135,000	137,136
Sangamon County Water Reclamation District,
5.000%, 01/01/2021	205,000	217,776
Southern Illinois University,
5.250%, 04/01/2019(Insured by NATL)	1,390,000	1,427,308
Southwestern Illinois Development Authority,
7.125%, 11/01/2030(Pre-refunded to 11/01/2023)	105,000	131,564
St. Clair County Community Consolidated School District No. 90,
0.000%, 12/01/2021	510,000	460,969
St. Clair County School District No. 119:
5.000%, 04/01/2022(Insured by AGM)	350,000	385,448
5.000%, 04/01/2023(Insured by AGM)	300,000	335,607
0.000%, 04/01/2033(Pre-refunded to 04/01/2019)(Insured by AGC)	675,000	274,529
State of Illinois:
0.000%, 08/01/2018	40,000	39,611
0.000%, 08/01/2018	20,000	19,806
5.000%, 06/01/2019	100,000	102,562
0.000%, 08/01/2019	100,000	95,635
5.000%, 12/01/2019	1,000,000	1,033,280
5.000%, 03/01/2020	105,000	108,395
5.000%, 04/01/2020	40,000	41,349
4.000%, 06/15/2021	35,000	36,880
5.000%, 01/01/2022(Callable 01/01/2020)	105,000	107,727
6.500%, 06/15/2022	390,000	415,974
5.000%, 08/01/2024(Callable 08/01/2022)	100,000	103,852
4.500%, 09/01/2024(Callable 09/01/2018)	175,000	175,735
University of Illinois:
0.000%, 04/01/2018(Insured by NATL)	140,000	140,000
4.000%, 10/01/2019	100,000	102,454
5.000%, 08/15/2020	260,000	273,918
5.000%, 10/01/2021	300,000	324,006
5.000%, 03/15/2022	50,000	54,319
Village of Cary IL,
1.500%, 03/01/2019(Insured by BAM)	96,000	95,295
Village of Crestwood IL:
2.000%, 12/15/2018(Insured by BAM)	150,000	150,070
4.000%, 12/15/2021(Insured by BAM)	250,000	264,895
4.500%, 12/15/2025(Callable 12/15/2022)(Insured by BAM)	60,000	64,873
Village of Hawthorn Woods IL,
3.125%, 12/30/2021	355,000	362,359
Village of Lansing IL,
5.000%, 03/01/2022(Insured by AGM)	340,000	369,226
Village of Lyons IL,
5.000%, 12/01/2025(Callable 12/01/2022)(Insured by BAM)	25,000	27,307
Village of Matteson IL,
8.000%, 12/01/2029(Pre-refunded to 06/01/2022)(1)	300,000	332,175
Village of McCook IL,
5.000%, 12/01/2020(Callable 12/01/2018)	50,000	50,892
Village of Montgomery IL,
2.100%, 03/01/2020(Insured by BAM)	200,000	201,008
Village of Oak Park IL:
5.000%, 11/01/2020	235,000	251,887
4.000%, 11/01/2021	245,000	259,742
Village of Orland Hills IL:
4.000%, 12/01/2022(Insured by BAM)	145,000	151,451
4.000%, 12/01/2023(Insured by BAM)	130,000	136,166
Village of Richton Park IL:
3.000%, 12/01/2018(Insured by BAM)	50,000	50,260
3.000%, 12/01/2019(Insured by BAM)	65,000	65,630
3.000%, 12/01/2020(Insured by BAM)	45,000	45,471
4.000%, 12/01/2021(Insured by BAM)	65,000	67,602
4.000%, 12/01/2022(Insured by BAM)	80,000	83,418
Village of River Grove IL:
3.000%, 12/15/2020(Insured by BAM)	75,000	75,307
3.000%, 12/15/2021(Insured by BAM)	120,000	119,956
Village of Tremont IL:
3.000%, 01/01/2019(Insured by BAM)	60,000	60,449
3.000%, 07/01/2019(Insured by BAM)	50,000	50,617
3.000%, 01/01/2020(Insured by BAM)	70,000	71,108
3.000%, 07/01/2020(Insured by BAM)	95,000	96,758
West Chicago Park District,
4.000%, 12/01/2022(Callable 06/01/2018)	230,000	230,428
Western Illinois University:
4.000%, 04/01/2019(Insured by BAM)	50,000	50,747
5.000%, 04/01/2020(Insured by BAM)	250,000	261,488
White County Community Unit School District No. 5,
4.300%, 12/01/2021(Insured by AGM)	100,000	105,610
Will County Community Consolidated School District No. 70-C:
4.000%, 12/01/2019(Insured by AGM)	155,000	159,780
4.000%, 12/01/2020(Insured by AGM)	130,000	136,461
4.000%, 12/01/2022(Insured by AGM)	270,000	289,060
Will County Community High School District No. 210:
5.000%, 01/01/2021(Callable 01/01/2019)	125,000	125,754
0.000%, 01/01/2022(ETM)(Insured by AGM)	145,000	132,707
0.000%, 01/01/2023(ETM)(Insured by AGM)	85,000	75,372
0.000%, 01/01/2023(Insured by AGM)	115,000	97,046
Will County IL School District No. 114,
0.000%, 12/01/2019(Insured by NATL)	50,000	47,829
Will County IL School District No. 365,
0.000%, 11/01/2021(Insured by AGM)	200,000	181,252
Winnebago & Boone Counties School District No. 205,
0.000%, 02/01/2022	95,000	84,479
		28,875,911	15.5%
Indiana
City of Goshen IN,
4.100%, 01/01/2021(Callable 04/30/2018)(Insured by AGM)	470,000	470,888
City of Greenwood IN,
4.300%, 10/01/2022(Callable 10/01/2018)	100,000	102,141
City of Lawrence IN:
3.000%, 01/01/2020(Insured by BAM)	175,000	177,831
4.000%, 01/01/2021(Insured by BAM)	200,000	209,750
4.000%, 01/01/2022(Insured by BAM)	400,000	424,104
City of Whiting IN,
1.850%, 06/01/2044(Mandatory Tender Date 10/01/2019)(1)	100,000	99,678
County of Lake IN,
4.000%, 07/15/2021(Insured by AGM)	100,000	106,257
Hammond Sanitary District,
5.000%, 01/15/2021(Insured by BAM)	445,000	482,465
Indiana Bond Bank,
5.250%, 10/15/2019	80,000	83,981
Indiana Finance Authority:
5.250%, 10/01/2022(Callable 10/01/2021)	770,000	854,330
5.750%, 05/01/2031(Pre-refunded to 05/01/2019)	75,000	78,147
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031(Mandatory Tender Date 11/02/2021)(1)	305,000	300,608
Indiana Health Facility Financing Authority,
2.521%, 05/01/2020(Optional Put Date 04/02/2018)(Insured by AMBAC)(1)(5)	50,000	49,344
Indiana Housing & Community Development Authority,
4.000%, 12/01/2027(Callable 06/01/2021)(Insured by GNMA)	430,000	438,729
Kankakee Valley Middle School Building Corp.,
5.000%, 07/15/2022(Insured by ST)	215,000	237,248
Lafayette Redevelopment Authority,
3.000%, 07/15/2018	130,000	130,225
Michigan City School Building Corp.,
5.000%, 07/15/2023(Insured by ST)	250,000	281,798
Munster School Building Corp.,
4.000%, 07/15/2023(Insured by ST)	160,000	171,805
Vinton-Tecumseh School Building Corp.:
4.000%, 01/15/2020(Insured by ST)	275,000	283,896
4.000%, 07/15/2020(Insured by ST)	255,000	266,495
4.000%, 01/15/2021(Insured by ST)	265,000	278,905
4.000%, 07/15/2021(Insured by ST)	220,000	233,334
4.000%, 07/15/2022(Insured by ST)	385,000	412,193
5.000%, 01/15/2023(Insured by ST)	145,000	162,145
		6,336,297	3.4%
Iowa
City of Altoona IA,
6.000%, 06/01/2043(Pre-refunded to 06/01/2018)	165,000	166,180
City of Cedar Rapids IA,
2.153%, 08/15/2029(Optional Put Date 04/02/2018)(Insured by AMBAC)(1)(5)	830,000	811,292
City of Coralville IA,
4.000%, 06/01/2019	100,000	102,457
County of Taylor IA,
1.300%, 06/01/2019(Callable 06/01/2018)	605,000	600,505
Iowa Finance Authority,
3.500%, 07/01/2046(Callable 01/01/2026)(Insured by GNMA)	240,000	248,472
Iowa Higher Education Loan Authority,
2.000%, 12/01/2018(Callable 06/01/2018)	1,115,000	1,115,033
Iowa Western Community College,
3.000%, 06/01/2021(6)	500,000	514,115
		3,558,054	1.9%
Kansas
City of Hutchinson KS,
4.000%, 12/01/2018	200,000	201,516
City of Wichita KS,
3.000%, 09/01/2023(Callable 09/01/2022)	790,000	787,298
Kansas Development Finance Authority,
5.250%, 11/01/2028(Pre-refunded to 11/01/2018)(Insured by AGM)	50,000	51,068
Kansas Municipal Energy Agency,
5.000%, 04/01/2022(Insured by BAM)	515,000	566,536
State of Kansas Department of Transportation,
1.515%, 09/01/2019 (1 Month LIBOR USD + 0.400%)(2)	205,000	205,523
		1,811,941	1.0%
Kentucky
City of Owensboro KY,
0.000%, 01/01/2020(Insured by AMBAC)	25,000	24,014
Kentucky Economic Development Finance Authority:
4.750%, 08/15/2019(Callable 08/15/2018)	125,000	126,204
4.750%, 08/15/2019(Pre-refunded to 08/15/2018)	125,000	126,435
6.000%, 06/01/2030(Pre-refunded to 06/01/2020)	190,000	206,454
6.375%, 06/01/2040(Pre-refunded to 06/01/2020)	330,000	361,185
6.500%, 03/01/2045(Pre-refunded to 06/01/2020)	950,000	1,041,219
Kentucky Infrastructure Authority,
5.000%, 02/01/2022	500,000	555,385
Kentucky Municipal Power Agency,
2.980%, 09/01/2042 (SIFMA Municipal Swap Index + 1.400%)(Callable 04/30/2018)(Mandatory Tender Date 09/01/2018)(2)	50,000	50,005
		2,490,901	1.3%
Louisiana
Calcasieu Parish Fire Protection District No. 1:
3.000%, 03/01/2020(Insured by BAM)(6)	110,000	112,048
3.500%, 03/01/2022(Insured by BAM)(6)	145,000	150,967
4.000%, 03/01/2024(Insured by BAM)(6)	155,000	166,127
Calcasieu Parish School Board,
5.000%, 02/01/2025(Callable 02/01/2022)	115,000	125,693
City of New Orleans LA,
0.000%, 09/01/2018(Insured by AMBAC)	170,000	168,470
City of Shreveport LA,
5.000%, 08/01/2023(Insured by BAM)	150,000	169,150
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.500%, 10/01/2025(Pre-refunded to 10/01/2020)	50,000	54,467
5.625%, 10/01/2030(Pre-refunded to 10/01/2020)	80,000	87,391
5.875%, 10/01/2040(Pre-refunded to 10/01/2020)	780,000	856,791
6.000%, 10/01/2044(Pre-refunded to 10/01/2020)	125,000	137,685
6.000%, 10/01/2044(Pre-refunded to 10/01/2020)	315,000	346,966
Louisiana Public Facilities Authority:
0.000%, 10/01/2018	235,000	231,881
0.000%, 02/01/2020(ETM)	200,000	193,380
5.000%, 10/01/2023	255,000	282,701
Louisiana State Citizens Property Insurance Corp.,
5.000%, 06/01/2020	300,000	319,593
Regional Transit Authority,
0.000%, 12/01/2021(Insured by NATL)	70,000	58,672
		3,461,982	1.8%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045(Callable 05/15/2025)	40,000	41,402
4.000%, 11/15/2045(Callable 11/15/2025)	530,000	555,578
		596,980	0.3%
Maryland
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2018	25,000	25,180
Montgomery County Housing Opportunites Commission,
4.000%, 07/01/2048(Callable 07/01/2026)	485,000	513,208
		538,388	0.3%
Massachusetts
Eaton Vance Municipal Bond Fund II,
2.630%, 07/01/2019 (SIFMA Municipal Swap Index + 1.050%)(Callable 04/30/2018)(2)(3)	100,000	100,057
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044(Callable 06/01/2025)	160,000	167,283
3.500%, 12/01/2046(Callable 12/01/2025)	945,000	979,143
4.000%, 12/01/2048(Callable 06/01/2027)(Insured by GNMA)	700,000	742,602
Town of Ashburnham MA,
4.250%, 07/01/2021(Callable 07/01/2018)(Insured by AGC)	250,000	251,305
		2,240,390	1.2%
Michigan
Battle Creek Tax Increment Finance Authority,
4.300%, 12/01/2028(Callable 12/01/2018)	500,000	507,970
Carman-Ainsworth Community School District,
5.000%, 05/01/2019(Insured by BAM)	200,000	206,624
City of Detroit MI:
5.000%, 07/01/2020	265,000	281,994
7.000%, 07/01/2027(Callable 07/01/2019)(Insured by AGM)	50,000	53,145
City of Saginaw MI,
4.000%, 07/01/2020(Insured by AGM)	25,000	26,108
Davison Community Schools,
3.000%, 05/01/2022	190,000	193,068
Dexter Community Schools,
5.100%, 05/01/2018(Insured by NATL)	15,000	15,041
Ecorse Public School District,
4.000%, 05/01/2022(Insured by Q-SBLF)	830,000	880,290
Essexville-Hampton Public Schools,
4.000%, 05/01/2022(Insured by Q-SBLF)	325,000	347,955
Fruitport Community Schools:
4.000%, 05/01/2020(Insured by Q-SBLF)(6)	65,000	67,782
4.000%, 05/01/2021(Insured by Q-SBLF)(6)	100,000	105,965
4.000%, 05/01/2023(Insured by Q-SBLF)(6)	135,000	145,630
Jenison Public Schools,
3.500%, 05/01/2021(Callable 05/01/2020)	250,000	256,870
Karegnondi Water Authority:
4.000%, 11/01/2019(6)	200,000	206,324
5.000%, 11/01/2020(6)	100,000	107,263
Michigan Finance Authority:
3.400%, 10/01/2020	100,000	101,702
2.011%, 10/15/2038 (1 Month LIBOR USD + 0.750%)(Callable 04/15/2020)(Mandatory Tender Date 10/15/2020)(2)	350,000	352,110
1.782%, 12/01/2039 (1 Month LIBOR USD + 0.540%)(Callable 06/01/2020)(Mandatory Tender Date 12/01/2020)(2)	100,000	99,846
1.100%, 11/15/2046(Mandatory Tender Date 08/15/2019)(1)	100,000	99,019
Michigan State Hospital Finance Authority:
1.625%, 11/01/2027(Mandatory Tender Date 11/01/2019)(1)	145,000	144,494
5.750%, 11/15/2039(Pre-refunded to 11/15/2019)	370,000	393,421
1.900%, 11/15/2047(Mandatory Tender Date 04/01/2021)(1)	290,000	288,243
Pinckney Community Schools,
5.000%, 05/01/2021(Insured by Q-SBLF)	100,000	109,004
Public Schools of South Haven,
4.000%, 05/01/2020(Insured by AGM)	50,000	52,015
Royal Oak Hospital Finance Authority,
5.000%, 09/01/2019	50,000	52,205
Wayne County Airport Authority,
5.000%, 12/01/2018	300,000	306,696
Western Michigan University,
5.000%, 11/15/2025(Callable 11/15/2021)	75,000	83,199
White Cloud Public Schools:
4.000%, 05/01/2018(Insured by Q-SBLF)	35,000	35,063
4.000%, 05/01/2019(Insured by Q-SBLF)	30,000	30,691
Ypsilanti School District,
4.000%, 05/01/2020(Insured by Q-SBLF)	50,000	51,900
		5,601,637	3.0%
Minnesota
City of Maple Grove MN,
4.000%, 05/01/2022	600,000	639,234
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority:
2.536%, 08/01/2027(Optional Put Date 04/03/2018)(Insured by NATL)(1)(5)	25,000	24,448
2.581%, 08/01/2028(Optional Put Date 04/05/2018)(Insured by NATL)(1)(5)	175,000	171,098
City of Minneapolis MN/St. Paul Metropolitan Airports Commission:
5.000%, 01/01/2022	1,000,000	1,105,390
5.000%, 01/01/2025	125,000	145,545
City of Plato MN,
4.000%, 04/01/2022	265,000	278,989
City of Rochester MN,
1.700%, 12/01/2020(Mandatory Tender Date 12/01/2019)(1)	150,000	149,583
County of Kanabec MN,
2.750%, 12/01/2019(Callable 12/01/2018)	400,000	400,200
Jordan Independent School District No. 717,
5.000%, 02/01/2035(Callable 02/01/2023)(Insured by SD CRED PROG)	1,000,000	1,124,140
Minnesota Higher Education Facilities Authority,
5.000%, 04/01/2023	100,000	112,219
Minnesota Housing Finance Agency:
2.900%, 01/01/2025(Insured by GNMA)	70,000	70,684
4.000%, 01/01/2047(Callable 01/01/2026)(Insured by GNMA)	445,000	467,085
4.000%, 07/01/2047(Callable 01/01/2027)(Insured by GNMA)	740,000	777,311
Plymouth Intermediate District No. 287:
4.000%, 05/01/2020	25,000	25,898
5.000%, 05/01/2022	105,000	115,030
Prior Lake-Savage Independent School District No. 719,
0.000%, 02/01/2022(Insured by SD CRED PROG)	655,000	603,065
University of Minnesota,
5.500%, 07/01/2021(ETM)	310,000	334,388
		6,544,307	3.5%
Mississippi
Mississippi Development Bank,
5.000%, 03/01/2024(Insured by AGM)	50,000	56,272
Southwest Mississippi Regional Medical Center,
2.100%, 06/01/2019(Callable 12/01/2018)	150,000	149,742
State of Mississippi,
1.445%, 09/01/2027 (1 Month LIBOR USD + 0.330%)(Callable 03/01/2020)(Mandatory Tender Date 09/01/2020)(2)	350,000	349,157
University of Southern Mississippi,
2.000%, 09/01/2018	95,000	95,165
		650,336	0.3%
Missouri
City of St. Louis MO,
5.000%, 07/01/2023(Insured by AGM)	415,000	468,514
Health & Educational Facilities Authority of the State of Missouri:
2.215%, 06/01/2020(Optional Put Date 04/30/2018)(Insured by AMBAC)(1)(5)	50,000	49,047
5.000%, 02/01/2022	200,000	217,222
Industrial Development Authority of the City of St. Louis MO,
3.875%, 11/15/2029(Callable 11/15/2026)	500,000	506,390
Kirkwood Industrial Development Authority,
8.000%, 05/15/2021(Pre-refunded to 05/15/2020)	535,000	581,160
Missouri Housing Development Commission,
4.000%, 05/01/2042(Callable 11/01/2026)(Insured by GNMA)	720,000	761,904
Move Rolla Transportation Development District,
3.750%, 06/01/2029(Callable 06/01/2026)	470,000	477,262
St. Charles County School District No. R-IV,
0.000%, 03/01/2027(Pre-refunded to 03/01/2019)(Insured by ST)	95,000	57,886
State of Missouri Environmental Improvement & Energy Resources Authority,
2.380%, 12/01/2022(Optional Put Date 04/30/2018)(Insured by NATL)(1)(5)	275,000	270,198
State of Missouri Health & Educational Facilities Authority:
4.000%, 02/01/2019	250,000	253,975
5.000%, 05/15/2022	80,000	88,602
		3,732,160	2.0%
Montana
Montana Board of Housing,
4.000%, 06/01/2049(Callable 12/01/2027)(Insured by FHA)(6)	1,275,000	1,353,272
Montana Facility Finance Authority,
5.000%, 07/01/2025	110,000	129,470
		1,482,742	0.8%
Nebraska
Central Plains Energy Project:
5.000%, 08/01/2039(1)	250,000	261,978
5.000%, 09/01/2042(Callable 09/01/2022)	450,000	485,563
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	50,000	51,647
Gering School District:
5.000%, 12/01/2026(Callable 05/30/2022)	115,000	127,146
5.000%, 12/01/2027(Callable 05/30/2022)	100,000	110,479
Nebraska Investment Finance Authority,
3.000%, 09/01/2043(Callable 09/01/2023)(Insured by GNMA)	1,120,000	1,133,407
		2,170,220	1.2%
Nevada
City of North Las Vegas NV,
2.000%, 12/01/2018	95,000	94,973
Las Vegas Redevelopment Agency,
5.000%, 06/15/2023	250,000	284,473
Nevada Housing Division,
4.400%, 04/01/2029(Callable 10/01/2021)(Insured by GNMA)	105,000	108,627
		488,073	0.3%
New Jersey
Cape May County Industrial Pollution Control Financing Authority,
6.800%, 03/01/2021(Insured by NATL)	75,000	83,417
City of Atlantic City NJ,
5.000%, 03/01/2022(Insured by BAM)	100,000	108,790
City of Bayonne NJ,
5.000%, 07/15/2022(Insured by AGM)	475,000	525,174
City of Trenton NJ:
4.000%, 07/15/2022(Insured by AGM)	500,000	528,185
4.000%, 07/15/2023(Insured by AGM)	200,000	212,210
Landis Sewage Authority,
3.949%, 09/19/2019(Insured by NATL)(1)(5)	50,000	48,889
New Jersey Economic Development Authority:
5.250%, 09/01/2019	250,000	260,355
5.000%, 03/01/2020	135,000	141,102
5.000%, 07/15/2021	100,000	108,488
5.000%, 07/15/2022	240,000	263,196
3.125%, 07/01/2029(Callable 07/01/2027)	300,000	293,433
New Jersey Educational Facilities Authority,
5.000%, 07/01/2022	150,000	165,963
New Jersey Health Care Facilities Financing Authority:
4.000%, 07/01/2019(ETM)	105,000	107,801
4.250%, 11/15/2021(Callable 11/15/2020)	70,000	74,087
5.250%, 07/01/2024(Pre-refunded to 07/01/2019)	75,000	78,197
5.000%, 07/01/2025(Insured by AGM)	50,000	57,661
New Jersey Higher Education Student Assistance Authority,
5.250%, 06/01/2020(Callable 06/01/2019)	100,000	103,826
New Jersey Housing & Mortgage Finance Agency,
1.350%, 02/01/2020(1)	100,000	99,446
New Jersey Sports & Exposition Authority,
4.500%, 09/01/2022(Callable 09/01/2018)(Insured by ST)	300,000	302,715
New Jersey Transportation Trust Fund Authority:
5.000%, 06/15/2018	700,000	704,088
5.000%, 06/15/2019	100,000	103,271
5.250%, 12/15/2019	35,000	36,723
5.000%, 06/15/2021(Callable 06/15/2018)	185,000	186,180
Town of West New York NJ,
4.000%, 04/15/2019(Insured by MAC)	200,000	204,566
Township of Irvington NJ,
0.000%, 07/15/2018(Insured by AGM)	50,000	49,722
		4,847,485	2.6%
New Mexico
Montecito Estates Public Improvement District,
2.000%, 10/01/2018(Insured by BAM)	100,000	100,235
New Mexico Educational Assistance Foundation,
4.000%, 09/01/2020	100,000	104,852
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	400,000	414,108
New Mexico Mortgage Finance Authority:
5.300%, 09/01/2040(Callable 09/01/2019)(Insured by GNMA)	40,000	40,902
3.500%, 03/01/2045(Callable 03/01/2026)	35,000	36,236
3.750%, 09/01/2048(Callable 03/01/2027)(Insured by GNMA)	335,000	350,634
New Mexico Municipal Energy Acquisition Authority,
1.865%, 11/01/2039 (1 Month LIBOR USD + 0.750%)(Callable 02/01/2019)(Mandatory Tender Date 08/01/2019)(2)	815,000	815,253
		1,862,220	1.0%
New York
Brooklyn Arena Local Development Corp.,
5.000%, 07/15/2020	100,000	106,568
City of New York NY,
5.000%, 08/01/2022	160,000	179,165
City of Yonkers NY,
5.000%, 03/15/2024(Callable 03/15/2021)(Insured by AGM)	50,000	54,546
County of Rockland NY,
5.000%, 03/01/2023(Insured by AGM)	415,000	462,053
Housing Development Corp.,
2.000%, 11/01/2057(Callable 08/01/2020)(Mandatory Tender Date 12/31/2021)(1)	100,000	99,748
Long Island Power Authority,
1.815%, 05/01/2033 (1 Month LIBOR USD + 0.650%)(Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(2)	75,000	75,017
Metropolitan Transportation Authority:
1.950%, 11/01/2028 (SIFMA Municipal Swap Index + 0.370%)(Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(2)	175,000	174,989
2.160%, 11/01/2031 (SIFMA Municipal Swap Index + 0.580%)(Callable 05/01/2019)(Mandatory Tender Date 11/01/2019)(2)	600,000	600,348
1.828%, 11/01/2032 (1 Month LIBOR USD + 0.680%)(Mandatory Tender Date 04/06/2021)(Insured by AGM)(2)	100,000	100,939
2.030%, 11/01/2034 (SIFMA Municipal Swap Index + 0.450%)(Callable 05/01/2019)(Mandatory Tender Date 11/01/2019)(2)	50,000	49,942
4.000%, 11/15/2034(Callable 08/15/2019)(Mandatory Tender Date 11/15/2019)(1)	205,000	210,974
Monroe County Industrial Development Corp.:
5.000%, 10/01/2018	135,000	136,936
5.000%, 10/01/2019	145,000	150,740
Monroe County Industrial Development Corp/NY,
5.000%, 10/01/2020	100,000	106,384
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046(Callable 11/15/2019)	750,000	780,232
New York City Transitional Finance Authority,
5.000%, 11/01/2018	50,000	50,997
New York State Dormitory Authority:
1.918%, 05/01/2018 (3 Month LIBOR USD + 0.730%)(Callable 04/30/2018)(2)	200,000	200,030
4.000%, 12/01/2018	200,000	201,936
5.250%, 05/15/2021	100,000	108,500
5.000%, 12/15/2021	45,000	49,960
New York State Housing Finance Agency,
1.250%, 11/01/2018(Insured by GNMA)	15,000	14,955
State of New York:
2.582%, 03/15/2021(Optional Put Date 04/19/2018)(Insured by AGM)(1)(5)	25,000	24,993
2.582%, 02/15/2022(Optional Put Date 04/19/2018)(Insured by NATL)(1)(5)	25,000	24,993
State of New York Mortgage Agency:
3.500%, 10/01/2043(Callable 04/01/2023)	400,000	412,992
4.000%, 10/01/2046(Callable 04/01/2025)	495,000	520,537
Town of Oyster Bay NY,
3.000%, 03/01/2020(Insured by AGM)	150,000	152,316
Triborough Bridge & Tunnel Authority:
1.615%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021)(2)	125,000	125,076
1.710%, 01/01/2031 (1 Month LIBOR USD + 0.580%)(Callable 11/01/2018)(Mandatory Tender Date 12/01/2018)(2)	600,000	600,852
1.465%, 01/01/2033 (1 Month LIBOR USD + 0.350%)(Callable 06/03/2019)(Mandatory Tender Date 12/03/2019)(2)	30,000	30,034
Yonkers Industrial Development Agency,
5.000%, 06/01/2019(ETM)	275,000	285,222
		6,091,974	3.3%
North Carolina
Durham Housing Authority,
1.800%, 01/01/2021(Mandatory Tender Date 01/01/2020)(1)	75,000	74,705
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022(Insured by AGC)	100,000	109,033
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021(ETM)	490,000	530,695
5.000%, 01/01/2021(ETM)	600,000	651,510
6.000%, 01/01/2022(ETM)	1,050,000	1,201,578
North Carolina Medical Care Commission:
5.000%, 11/01/2018	25,000	25,520
5.750%, 01/01/2035(Pre-refunded to 01/01/2021)	120,000	132,361
North Carolina Municipal Power Agency,
5.000%, 01/01/2020(ETM)	1,000,000	1,037,570
State of North Carolina:
5.000%, 03/01/2020	300,000	317,427
5.000%, 05/01/2024(Callable 05/01/2023)	1,250,000	1,415,338
Wilmington Housing Authority,
1.500%, 10/01/2020(Mandatory Tender Date 10/01/2019)(1)	500,000	497,065
		5,992,802	3.2%
North Dakota
City of Mandan ND,
2.750%, 09/01/2041(Callable 04/30/2018)	565,000	548,417
City of West Fargo ND,
5.000%, 05/01/2022	200,000	220,654
County of Ward ND,
4.000%, 04/01/2024(Callable 04/01/2023)(Insured by AGM)	500,000	529,940
Jamestown Park District,
2.900%, 07/01/2035(Callable 04/16/2018)	1,055,000	1,028,119
North Dakota Housing Finance Agency,
4.000%, 07/01/2048(Callable 01/01/2027)	270,000	286,308
		2,613,438	1.4%
Ohio
Buckeye Local School District,
2.500%, 04/17/2018	350,000	350,049
City of Bowling Green OH:
4.500%, 06/01/2019(ETM)	60,000	61,074
5.000%, 06/01/2020(ETM)	100,000	106,773
City of Hamilton OH,
4.000%, 10/15/2023(Pre-refunded to 10/15/2019)(Insured by AGC)	25,000	25,866
Cleveland-Cuyahoga County Port Authority,
3.000%, 05/15/2018	50,000	50,044
County of Lorain OH:
2.000%, 12/01/2018	205,000	205,373
0.000%, 04/11/2019(6)	500,000	503,750
4.000%, 12/01/2020(6)	140,000	147,554
County of Richland OH,
3.250%, 02/01/2019	350,000	353,752
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	140,000	160,754
Groveport-Madison Local School District,
4.000%, 12/01/2024(Callable 12/01/2022)(Insured by BAM)	50,000	52,425
Lancaster Port Authority,
1.735%, 08/01/2019 (1 Month LIBOR USD + 0.620%)(Callable 02/01/2019)(2)	70,000	70,027
Ohio Higher Educational Facility Commission,
5.000%, 12/01/2020	35,000	37,679
Ohio Housing Finance Agency,
4.000%, 03/01/2047(Callable 09/01/2025)(Insured by GNMA)	210,000	219,775
Oregon City School District,
0.000%, 12/01/2021	245,000	225,895
Shawnee State University,
2.000%, 06/01/2019(Insured by BAM)	250,000	250,313
Summit County Development Finance Authority:
3.000%, 05/15/2018	135,000	135,081
2.000%, 11/15/2019	30,000	30,218
		2,986,402	1.6%
Oklahoma
Cleveland County Justice Authority,
4.000%, 03/01/2020(Callable 03/01/2019)	125,000	127,392
Logan County Independent School District,
4.000%, 08/01/2020	25,000	26,137
Oklahoma City Industrial & Cultural Facilities Trust,
2.215%, 06/01/2019(Optional Put Date 04/30/2018)(Insured by NATL)(1)(5)	50,000	49,853
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	853,763
Texas County Development Authority,
4.000%, 12/01/2023	675,000	724,795
Tulsa Industrial Authority,
3.000%, 10/01/2018	80,000	80,348
		1,862,288	1.0%
Oregon
Oregon State Facilities Authority:
2.580%, 10/01/2022 (SIFMA Municipal Swap Index + 1.000%)(Callable 04/30/2018)(Mandatory Tender Date 09/15/2018)(2)	815,000	815,505
4.750%, 03/15/2024(Callable 03/15/2020)	15,000	15,694
State of Oregon,
4.000%, 12/01/2048(Callable 12/01/2026)	1,000,000	1,059,680
State of Oregon Housing & Community Services Department,
3.500%, 07/01/2036(Callable 01/01/2025)	170,000	176,079
		2,066,958	1.1%
Pennsylvania
Allegheny County Higher Education Building Authority,
4.000%, 10/15/2018	365,000	368,347
Allegheny County Hospital Development Authority,
4.125%, 10/15/2026(Callable 10/15/2021)	30,000	31,380
Bethlehem Area School District,
0.000%, 07/01/2031 (1 Month LIBOR USD + 0.480%)(Callable 11/02/2020)(Mandatory Tender Date 11/01/2021)(Insured by ST)(2)(6)	500,000	497,950
Bethlehem Parking Authority,
2.000%, 10/01/2018(Insured by BAM)	100,000	100,162
Borough of Wilkinsburg PA,
1.500%, 07/15/2019(Insured by MAC)	315,000	313,264
Centennial School District Bucks County,
5.000%, 12/15/2022(Insured by ST)(6)	50,000	56,232
Central Bucks School District,
4.000%, 05/15/2022(Pre-refunded to 05/15/2021)(Insured by ST)	50,000	53,069
Chester County Health & Education Facilities Authority:
5.000%, 11/01/2019	225,000	237,123
5.000%, 05/15/2031(Pre-refunded to 05/15/2020)	30,000	32,023
5.000%, 05/15/2040(Pre-refunded to 05/15/2020)	40,000	42,698
City of Erie PA,
0.000%, 11/15/2018(ETM)(Insured by AGM)	60,000	59,388
Coatesville School District,
5.000%, 08/01/2023(Insured by AGM)	150,000	168,752
Commonwealth Financing Authority:
5.000%, 06/01/2022	250,000	272,480
5.000%, 06/01/2023	225,000	251,030
Commonwealth of Pennsylvania,
3.750%, 10/01/2021(Callable 10/01/2019)	175,000	178,759
County of Allegheny PA,
1.738%, 11/01/2026 (3 Month LIBOR USD + 0.550%)(Callable 04/30/2018)(Insured by AGM)(2)	70,000	68,621
Crawford Central School District,
5.000%, 02/01/2019(Callable 08/01/2018)(Insured by ST)	100,000	101,051
Delaware County Authority:
3.000%, 06/01/2019	170,000	171,080
4.000%, 06/01/2020	390,000	401,224
Delaware River Port Authority,
5.000%, 01/01/2022	110,000	120,593
East Allegheny School District,
0.000%, 11/15/2021(Insured by AGM)	480,000	434,851
Erie Parking Authority,
2.000%, 09/01/2019(Insured by BAM)	105,000	105,276
Hollidaysburg Sewer Authority:
2.000%, 12/01/2018(Insured by BAM)	50,000	50,088
2.000%, 12/01/2019(Insured by BAM)	105,000	105,255
Indiana County Industrial Development Authority,
1.450%, 09/01/2020(Callable 03/01/2020)	320,000	314,125
Lancaster Higher Education Authority,
5.000%, 10/01/2022(Insured by BAM)	35,000	38,635
Lancaster Industrial Development Authority,
5.000%, 05/01/2022	45,000	48,843
Pennsylvania Economic Development Financing Authority,
5.000%, 03/01/2019	130,000	133,800
Pennsylvania Higher Educational Facilities Authority,
5.000%, 08/15/2024(Pre-refunded to 08/15/2021)	170,000	187,281
Pennsylvania Housing Finance Agency:
3.700%, 10/01/2042(Callable 10/01/2021)	165,000	167,501
3.500%, 10/01/2046(Callable 10/01/2025)	210,000	216,915
4.000%, 10/01/2046(Callable 04/01/2026)	235,000	247,653
Pennsylvania Turnpike Commission:
5.000%, 06/01/2018	50,000	50,266
2.460%, 12/01/2020 (SIFMA Municipal Swap Index + 0.880%)(Callable 06/01/2020)(2)	225,000	227,641
2.560%, 12/01/2021 (SIFMA Municipal Swap Index + 0.980%)(Callable 06/01/2021)(2)	855,000	870,219
5.000%, 12/01/2022	50,000	55,652
5.450%, 12/01/2035(Pre-refunded to 12/01/2020)(Insured by AGM)	40,000	43,732
Pittsburgh Water & Sewer Authority,
1.820%, 09/01/2040 (1 Month LIBOR USD + 0.640%)(Callable 06/01/2020)(Mandatory Tender Date 12/01/2020)(Insured by AGM)(2)	50,000	50,042
School District of Philadelphia:
5.000%, 09/01/2018(Insured by ST)	185,000	187,411
5.000%, 09/01/2019(Insured by ST)(6)	500,000	521,120
School District of Reading,
5.000%, 03/01/2024(Insured by AGM)	100,000	112,894
Scranton School District:
5.000%, 06/01/2019(Insured by ST)	100,000	102,956
2.132%, 04/01/2031 (1 Month LIBOR USD + 0.850%)(Callable 10/01/2020)(Mandatory Tender Date 04/01/2021)(Insured by ST)(2)(6)	290,000	290,000
Somerset County General Authority,
2.000%, 10/01/2019(Insured by BAM)	155,000	155,524
Southern Columbia PA Area School District,
1.000%, 04/01/2018(Insured by AGM)	50,000	50,000
Washington County Industrial Development Authority/PA,
4.000%, 11/01/2020(Pre-refunded to 05/01/2020)	80,000	84,454
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020(Insured by BAM)	200,000	209,562
Wilkinsburg School District,
3.000%, 05/15/2020(Insured by AGM)	110,000	112,728
		8,699,650	4.7%
Puerto Rico
Commonwealth of Puerto Rico:
5.500%, 07/01/2018(Insured by NATL)	50,000	50,105
0.000%, 07/01/2019(Insured by NATL)	50,000	47,168
Puerto Rico Highway & Transportation Authority,
4.600%, 07/01/2022(ETM)(Insured by NATL)	25,000	27,376
Puerto Rico Public Finance Corp.:
5.375%, 06/01/2019(Insured by AMBAC)	340,000	354,579
5.125%, 06/01/2024(Insured by AMBAC)	150,000	165,450
		644,678	0.3%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021(Insured by AGM)	515,000	534,874
Rhode Island Health & Educational Building Corp.,
5.000%, 05/15/2024(Insured by BAM)	500,000	568,960
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2046(Callable 04/01/2025)	75,000	77,170
		1,181,004	0.6%
South Carolina
City of Myrtle Beach SC,
5.000%, 10/01/2020	100,000	106,961
Scago Educational Facilities Corp. for Marro School District,
4.250%, 12/01/2029(Callable 12/01/2020)(Insured by AGM)	100,000	103,716
South Carolina State Housing Finance & Development Authority,
4.000%, 07/01/2036(Callable 07/01/2025)(Insured by GNMA)	295,000	309,641
		520,318	0.3%
Tennessee
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2020	75,000	80,534
Knox County Health Educational & Housing Facility Board:
4.000%, 04/01/2019	270,000	274,701
5.000%, 04/01/2020(5)	200,000	210,668
Montgomery County Health Educational & Housing Facilities Board,
1.750%, 12/01/2020(Mandatory Tender Date 12/01/2019)(Insured by HUD)(1)	380,000	379,069
Nashville & Davidson County Metropolitan Government,
1.550%, 11/15/2030(Mandatory Tender Date 11/03/2020)(1)	785,000	775,556
Nashville & Davidson County Metropolitan Government Health & Educational Facilities,
0.900%, 04/01/2019(1)	150,000	150,000
Tennessee Energy Acquisition Corp.:
5.250%, 09/01/2018	85,000	86,190
4.000%, 05/01/2048(Callable 02/01/2023)(Mandatory Tender Date 05/01/2023)(1)	555,000	593,090
Tennessee Housing Development Agency:
4.000%, 01/01/2043(Callable 07/01/2027)	925,000	979,538
3.800%, 07/01/2043(Callable 01/01/2022)	65,000	65,177
4.000%, 01/01/2046(Callable 01/01/2025)	60,000	63,005
		3,657,528	2.0%
Texas
Bexar County Health Facilities Development Corp.:
4.000%, 07/15/2018	50,000	50,287
4.000%, 07/15/2019	75,000	76,649
Carrollton-Farmers Branch Independent School District,
5.000%, 02/15/2020(PSF Guaranteed)	125,000	132,545
Central Texas Turnpike System,
5.000%, 08/15/2042(1)	1,500,000	1,584,525
City of Bullard TX,
3.000%, 09/01/2020(Insured by BAM)	135,000	137,234
City of Houston TX,
2.590%, 09/01/2033(Optional Put Date 04/05/2018)(Insured by AMBAC)(1)(5)	650,000	590,031
City of Mission TX,
4.000%, 02/15/2019(Insured by BAM)	100,000	101,934
City of Round Rock TX:
4.000%, 12/01/2023	30,000	32,279
4.000%, 12/01/2024	250,000	269,052
Clear Creek Independent School District:
1.450%, 02/15/2035(Mandatory Tender Date 08/14/2020)(PSF Guaranteed)(1)	200,000	197,790
1.350%, 02/15/2038(Mandatory Tender Date 08/15/2018)(PSF Guaranteed)(1)	50,000	49,948
Clifton Higher Education Finance Corp.:
4.000%, 08/15/2018	100,000	100,750
5.000%, 08/15/2018	100,000	101,273
Clyde Education Facilities Corp.,
4.000%, 08/15/2021(PSF Guaranteed)	140,000	148,788
Corpus Christi Independent School District,
2.000%, 08/15/2047(Mandatory Tender Date 08/15/2019)(PSF Guaranteed)(1)	250,000	250,570
County of Harris TX,
2.280%, 08/15/2021 (SIFMA Municipal Swap Index + 0.700%)(Callable 04/30/2018)(Mandatory Tender Date 08/15/2018)(2)	80,000	80,033
Cypress-Fairbanks Independent School District,
3.000%, 02/15/2036(Mandatory Tender Date 08/15/2019)(PSF Guaranteed)(1)	340,000	345,341
Dallas Independent School District:
1.500%, 02/15/2034(Mandatory Tender Date 08/15/2018)(1)	300,000	299,853
5.000%, 02/15/2036(Mandatory Tender Date 02/15/2020)(PSF Guaranteed)(1)	200,000	211,578
5.000%, 02/15/2036(Mandatory Tender Date 02/15/2022)(PSF Guaranteed)(1)	355,000	392,197
Dawson Independent School District,
0.000%, 02/16/2019(PSF Guaranteed)	245,000	241,117
Denton County Fresh Water Supply District No. 6:
4.000%, 02/15/2019(Insured by BAM)	150,000	152,770
4.000%, 02/15/2020(Insured by BAM)	175,000	181,869
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024(Insured by AGM)	320,000	356,234
Fort Bend County Municipal Utility District No. 58,
5.000%, 04/01/2019(Insured by BAM)	150,000	154,588
Fort Bend Independent School District:
0.900%, 08/01/2040(Mandatory Tender Date 08/01/2018)(PSF Guaranteed)(1)	110,000	109,737
1.350%, 08/01/2040(Callable 04/30/2018)(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)(1)	505,000	501,829
1.500%, 08/01/2042(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)	375,000	367,800
Galveston County Municipal Utility District No. 6,
2.000%, 09/01/2020(Insured by BAM)(6)	295,000	294,723
Generation Park Management District,
3.000%, 09/01/2018	160,000	160,741
Harlingen Consolidated Independent School District,
5.000%, 08/15/2021(PSF Guaranteed)	100,000	110,199
Harris County Cultural Education Facilities Finance Corp.:
2.160%, 12/01/2042 (SIFMA Municipal Swap Index + 0.580%)(Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(2)	50,000	50,018
2.116%, 10/01/2045 (1 Month LIBOR USD + 0.850%)(Callable 12/01/2019)(Mandatory Tender Date 06/01/2020)(2)	300,000	301,641
Harris County Health Facilities Development Corp.:
5.000%, 11/15/2032(Pre-refunded to 11/15/2018)(Insured by AGC)	75,000	76,595
5.125%, 11/15/2037(Pre-refunded to 11/15/2018)(Insured by AGC)	75,000	76,652
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023(Callable 09/01/2022)(Insured by BAM)	100,000	106,140
Harris County Municipal Utility District No. 196,
3.000%, 09/01/2021(Callable 09/01/2020)(Insured by BAM)	500,000	512,660
Harris County Municipal Utility District No. 26,
2.000%, 04/01/2019(Insured by AGM)	500,000	501,180
Harris County Municipal Utility District No. 500,
5.000%, 12/01/2021(Insured by AGM)	85,000	93,452
Harris County-Houston Sports Authority,
5.000%, 11/15/2020	250,000	268,425
Katy Independent School District,
1.740%, 08/15/2036 (1 Month LIBOR USD + 0.550%)(Callable 02/15/2019)(Mandatory Tender Date 08/15/2019)(PSF Guaranteed)(2)	300,000	300,162
Lake Travis Independent School District,
2.625%, 02/15/2048(Mandatory Tender Date 02/15/2022)(PSF Guaranteed)(1)(6)	970,000	983,386
Lower Colorado River Authority,
5.000%, 05/15/2024(Callable 05/15/2022)	125,000	138,285
Mansfield Independent School District,
2.500%, 08/01/2042(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)(1)	1,350,000	1,368,117
Mission Economic Development Corp.,
1.800%, 12/01/2018(1)	120,000	120,085
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2020(Insured by BAM)	350,000	362,782
4.000%, 04/01/2021(Insured by BAM)	175,000	183,925
New Hope Cultural Education Facilities Finance Corp.:
1.250%, 11/01/2018	100,000	99,599
3.000%, 07/01/2019	100,000	101,135
4.000%, 04/01/2020	50,000	51,876
3.000%, 07/01/2021	120,000	122,836
3.625%, 08/15/2022(Callable 08/15/2021)	100,000	99,061
North East Independent School District,
2.000%, 08/01/2044(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)(1)	50,000	50,110
North Texas Higher Education Authority, Inc.,
2.594%, 07/01/2030 (3 Month LIBOR USD + 0.900%)(2)	35,000	35,078
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	27,587
6.250%, 01/01/2022(Callable 01/01/2019)	700,000	723,226
1.950%, 01/01/2038(Mandatory Tender Date 01/01/2019)(1)	400,000	399,676
Northside Independent School District:
1.750%, 06/01/2032(Callable 04/19/2018)(Mandatory Tender Date 06/01/2022)(PSF Guaranteed)	185,000	180,776
2.125%, 08/01/2040(Callable 08/01/2018)(Mandatory Tender Date 08/01/2020)(PSF Guaranteed)(1)	500,000	500,455
2.000%, 08/01/2044(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)(1)	500,000	501,105
2.000%, 06/01/2046(Mandatory Tender Date 06/01/2021)(PSF Guaranteed)(1)	590,000	588,378
Northwest Harris County Municipal Utility District No. 16,
5.500%, 10/01/2021(Insured by BAM)	25,000	27,600
Olmos Park Higher Education Facilities Corp.,
5.000%, 12/01/2021	210,000	229,948
Round Rock Independent School District,
1.500%, 08/01/2040(Callable 08/01/2018)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)(1)	85,000	83,073
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2021	25,000	27,615
San Antonio Water System,
2.000%, 05/01/2043(Mandatory Tender Date 11/01/2021)(1)	100,000	99,383
San Jacinto College District,
5.000%, 02/15/2034(Pre-refunded to 02/15/2019)	25,000	25,715
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	300,000	312,147
State of Texas,
5.000%, 08/01/2020	375,000	402,671
Tarrant County Cultural Education Facilities Finance Corp.,
2.500%, 12/01/2018(Callable 04/19/2018)	105,000	105,028
Texas Department of Housing & Community Affairs,
4.050%, 07/01/2026(Callable 01/01/2021)(Insured by GNMA)	495,000	509,236
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2018	220,000	225,188
5.250%, 12/15/2021	105,000	115,883
Texas Municipal Gas Acquisition & Supply Corp. III,
5.000%, 12/15/2022	150,000	166,878
Texas State Affordable Housing Corp.,
1.900%, 12/01/2020(Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(1)	105,000	104,777
Texas State Public Finance Authority Charter School Finance Corp.,
6.000%, 08/15/2026(Pre-refunded to 02/15/2020)	250,000	268,800
Texas Transportation Commission State Highway Fund,
4.000%, 04/01/2026(Mandatory Tender Date 10/01/2021)(1)	530,000	564,127
Town of Providence Village TX,
4.000%, 03/01/2024(Insured by BAM)	275,000	297,060
Travis County Health Facilities Development Corp.,
7.125%, 01/01/2046(Pre-refunded to 01/01/2021)	370,000	421,123
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027(Pre-refunded to 07/01/2021)	50,000	55,353
Viridian Municipal Management District,
6.000%, 12/01/2023(Insured by BAM)	50,000	59,125
West Ranch Management District:
2.000%, 09/01/2018(Insured by MAC)	50,000	50,061
3.000%, 09/01/2019(Insured by MAC)	50,000	50,818
		20,910,276	11.2%
Utah
Utah Housing Corp.:
2.000%, 07/01/2021(Mandatory Tender Date 01/01/2021)(Insured by GNMA)(1)	250,000	249,068
4.000%, 01/01/2045(Callable 01/01/2026)(Insured by FHA)	85,000	89,713
		338,781	0.2%
Vermont
City of Burlington VT,
5.000%, 07/01/2023(Pre-refunded to 07/01/2021)	25,000	27,451
Vermont Economic Development Authority,
2.000%, 07/01/2020(Callable 07/01/2019)	350,000	341,947
Vermont Public Power Supply Authority,
5.000%, 07/01/2022	380,000	421,249
		790,647	0.4%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	100,000	104,830	0.1%
Virginia
City of Petersburg VA,
4.000%, 11/01/2025(Callable 11/01/2022)(Insured by ST)	330,000	345,187
City of Virginia Beach VA,
4.000%, 04/01/2027(Pre-refunded to 04/01/2022)(Insured by ST)	100,000	107,841
Colonial Heights Economic Development Authority,
1.800%, 01/01/2020(Mandatory Tender Date 07/01/2019)(1)	380,000	379,206
Virginia Commonwealth University Health System Authority,
4.750%, 07/01/2041(Pre-refunded to 07/01/2021)	50,000	54,594
Virginia Resources Authority,
4.250%, 11/01/2040(Pre-refunded to 11/01/2020)	45,000	47,671
Wise County Industrial Development Authority,
2.150%, 10/01/2040(Mandatory Tender Date 09/01/2020)(1)	125,000	124,532
		1,059,031	0.6%
Washington
Central Puget Sound Regional Transit Authority,
2.280%, 11/01/2045 (SIFMA Municipal Swap Index + 0.700%)(Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(2)	50,000	50,024
Central Washington University,
4.000%, 05/01/2024(Callable 05/01/2023)	195,000	209,346
City of Seattle WA,
2.260%, 05/01/2045 (SIFMA Municipal Swap Index + 0.680%)(Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(2)	225,000	225,101
Grays Harbor County Public Hospital District No. 1,
3.000%, 08/01/2019(Callable 12/01/2018)	500,000	499,210
Washington Health Care Facilities Authority:
4.000%, 10/01/2019	225,000	232,335
5.000%, 10/01/2042(Mandatory Tender Date 10/01/2021)(1)	85,000	93,595
		1,309,611	0.7%
West Virginia
West Virginia Hospital Finance Authority,
5.125%, 09/01/2021(Callable 09/01/2019)	120,000	124,661	0.1%
Wisconsin
Campbellsport School District,
5.000%, 03/01/2022(6)	540,000	597,985
City of Kenosha WI,
5.000%, 06/01/2021	200,000	218,866
City of Onalaska WI,
2.125%, 07/01/2019(Callable 04/01/2019)(6)	535,000	536,546
City of Two Rivers WI,
4.000%, 04/01/2018	125,000	125,000
Kaukauna Redevelopment Authority,
4.000%, 06/01/2018	25,000	25,095
Public Finance Authority:
4.000%, 12/01/2020	350,000	347,456
3.000%, 11/15/2022(Callable 11/15/2018)	250,000	250,482
8.625%, 06/01/2047(Pre-refunded to 06/01/2022)	635,000	789,940
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2021(ETM)(Insured by NATL)	30,000	27,829
Village of Somers WI,
3.000%, 05/01/2022	500,000	506,910
West Allis West Milwaukee School District,
3.000%, 04/01/2019	150,000	149,607
Western Technical College District,
2.000%, 04/01/2019(Callable 04/30/2018)	125,000	125,033
Wisconsin Center District:
0.000%, 12/15/2018(Insured by NATL)	80,000	78,899
5.000%, 12/15/2022	15,000	16,815
5.250%, 12/15/2023(Insured by AGM)	80,000	88,842
5.250%, 12/15/2027(Insured by AGM)	25,000	28,852
Wisconsin Health & Educational Facilities Authority:
4.000%, 04/01/2018	65,000	65,000
3.000%, 07/01/2018	25,000	25,052
4.200%, 08/15/2018(ETM)	100,000	100,985
5.000%, 11/15/2018	15,000	15,309
5.500%, 02/15/2019(Insured by AMBAC)	65,000	67,092
5.000%, 08/15/2020	35,000	37,415
2.650%, 11/01/2020(Callable 11/01/2019)	500,000	494,340
5.875%, 02/15/2022(Insured by BHAC)	25,000	27,855
4.000%, 09/15/2022(5)	200,000	209,888
5.000%, 06/01/2023(Callable 06/01/2022)	65,000	71,166
5.250%, 08/15/2023(Pre-refunded to 08/15/2020)	410,000	442,521
4.000%, 09/15/2023(Callable 09/15/2022)	50,000	52,174
5.250%, 04/15/2024(Callable 04/15/2020)	265,000	281,038
4.000%, 09/15/2024(Callable 09/15/2023)(6)	360,000	373,511
4.500%, 06/01/2025(Callable 06/01/2020)	500,000	521,325
4.000%, 09/15/2025(Callable 09/15/2023)(6)	300,000	308,697
4.000%, 09/15/2025(Callable 09/15/2022)	200,000	205,664
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046(Callable 09/01/2025)(Insured by FNMA)	450,000	465,170
4.000%, 03/01/2048(Callable 03/01/2027)(Insured by FNMA)	495,000	522,779
		8,201,138	4.4%
Total Municipal Bonds (Cost $184,804,569)		183,964,435	98.5%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.51%(4)	8,865,895	8,865,895
Total Short-Term Investment (Cost $8,865,895)		8,865,895	4.8%
Total Investments (Cost $193,670,464)		192,830,330	103.3%
Liabilities in Excess of Other Assets		(6,190,175)	(3.3)%
TOTAL NET ASSETS		$186,640,155	100.0%

Notes to Schedule of Investments

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
HUD	US Department of Housing and Development
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SD CRED PROG	State Credit Enhancement Program
ST	State Aid Intercept/Withholding

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2018.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2018.
(4)	7-Day Yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction.  The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
 Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
 Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$183,964,435	$–	$183,964,435
Total Long-Term Investments	–	183,964,435	–	183,964,435
Short-Term Investment
Money Market Mutual Fund	8,865,895	–	–	8,865,895
Total Short-Term Investment	8,865,895	–	–	8,865,895
Total Investments	$8,865,895	$183,964,435	$–	$192,830,330

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. Transfers between levels are recognized at the end of the reporting period. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classifications from the prior year's annual report.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Arizona
Arizona State University,
5.000%, 07/01/2032(Pre-refunded to 07/01/2022)	$715,000	$798,140
City of Tucson AZ,
5.000%, 07/01/2028(Callable 07/01/2025)	750,000	868,125
Industrial Development Authority of the City of Phoenix,
1.200%, 08/01/2019(1)	1,205,000	1,203,024
Maricopa County Industrial Development Authority,
1.000%, 04/01/2019(Mandatory Tender Date 04/01/2018)(1)	3,800,000	3,800,000
		6,669,289	0.6%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018(ETM)	1,000,000	1,008,870
City of Pine Bluff AR,
3.000%, 02/01/2047(Callable 08/01/2027)(Insured by BAM)	2,350,000	2,282,672
City of Rogers AR:
4.000%, 11/01/2025(Callable 05/01/2024)	570,000	614,916
4.000%, 11/01/2026(Callable 05/01/2024)	680,000	730,817
4.000%, 11/01/2027(Callable 05/01/2024)	460,000	491,174
4.000%, 11/01/2028(Callable 05/01/2024)	125,000	132,681
		5,261,130	0.5%
California
Aromas-San Juan Unified School District,
0.000%, 08/01/2050(Pre-refunded to 08/01/2021)(Insured by AGM)	875,000	73,281
Brea Redevelopment Agency:
0.000%, 08/01/2033(Callable 08/01/2027)	1,500,000	1,361,175
0.000%, 08/01/2034(Callable 08/01/2027)	1,750,000	1,582,420
California Infrastructure & Economic Development Bank,
5.000%, 07/01/2029(Pre-refunded to 01/01/2028)	150,000	183,360
Centinela Valley Union High School District,
5.000%, 08/01/2050(Callable 08/01/2022)(Insured by AGM)	385,000	429,090
Citrus Community College District,
0.000%, 08/01/2034(Callable 02/01/2024)	885,000	782,384
City of Bakersfield CA,
0.000%, 04/15/2021(ETM)	12,380,000	11,679,292
City of Pasadena CA,
4.250%, 06/01/2034(Callable 06/01/2023)	500,000	536,340
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021(ETM)	415,000	353,829
Contra Costa Transportation Authority,
5.000%, 03/01/2028(Callable 03/01/2025)	1,510,000	1,761,762
El Rancho Unified School District,
0.000%, 08/01/2035(Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	129,480
Mendocino-Lake Community College District,
0.000%, 08/01/2051(Pre-refunded to 08/01/2021)(Insured by AGM)	1,285,000	118,439
Metropolitan Water District of Southern California,
5.000%, 07/01/2032(Callable 01/01/2026)	4,555,000	5,345,110
Mount San Antonio Community College District,
0.000%, 08/01/2028(Callable 02/01/2028)	550,000	529,067
Newport Mesa Unified School District,
0.000%, 08/01/2027(Insured by NATL)	1,085,000	841,754
Northern California Power Agency,
7.500%, 07/01/2023(Pre-refunded to 07/01/2021)(Insured by AMBAC)	510,000	571,873
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2040(Pre-refunded to 09/01/2021)(Insured by AGM)	815,000	181,232
Rio Hondo Community College District,
0.000%, 08/01/2042(Callable 08/01/2034)	6,385,000	6,767,909
Roseville Joint Union School District,
0.000%, 08/01/2039(Pre-refunded to 08/01/2021)(Insured by AGM)	105,000	24,623
San Diego Unified School District:
0.000%, 07/01/2033(Pre-refunded to 07/01/2024)	250,000	283,940
4.000%, 07/01/2034(Callable 07/01/2027)	1,000,000	1,069,330
4.000%, 07/01/2035(Callable 07/01/2027)	2,000,000	2,132,040
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2020(ETM)	6,865,000	6,660,629
0.000%, 01/01/2023(ETM)	14,005,000	12,624,107
0.000%, 01/01/2027(ETM)	1,030,000	815,379
0.000%, 01/01/2028(ETM)	720,000	560,311
San Marcos Public Facilities Authority,
0.000%, 09/01/2019(ETM)	17,495,000	17,031,907
San Mateo Union High School District:
5.000%, 09/01/2033(Callable 09/01/2023)	190,000	215,544
5.000%, 09/01/2041(Callable 09/01/2023)	2,105,000	2,387,996
0.000%, 12/15/2043(Pre-refunded to 12/15/2024)(Insured by AMBAC)	1,150,000	1,226,693
San Ysidro School District:
0.000%, 08/01/2042(Pre-refunded to 08/01/2021)(Insured by AGM)	375,000	73,597
0.000%, 08/01/2043(Pre-refunded to 08/01/2021)(Insured by AGM)	290,000	52,676
0.000%, 08/01/2044(Pre-refunded to 08/01/2021)(Insured by AGM)	150,000	25,213
0.000%, 08/01/2050(Pre-refunded to 08/01/2021)(Insured by AGM)	525,000	55,183
Sutter Union High School District:
0.000%, 08/01/2036(Pre-refunded to 08/01/2025)	50,000	19,009
0.000%, 08/01/2037(Pre-refunded to 08/01/2025)	50,000	17,699
0.000%, 08/01/2041(Pre-refunded to 08/01/2025)	50,000	13,255
0.000%, 08/01/2043(Pre-refunded to 08/01/2025)	200,000	45,698
0.000%, 08/01/2044(Pre-refunded to 08/01/2025)	345,000	73,143
0.000%, 06/01/2050(Pre-refunded to 08/01/2025)	700,000	94,843
Tustin Unified School District,
0.000%, 08/01/2028(Callable 08/01/2021)	800,000	842,920
Victor Valley Union High School District:
0.000%, 08/01/2036(Pre-refunded to 08/01/2023)(Insured by AGM)	510,000	225,043
0.000%, 08/01/2038(Pre-refunded to 08/01/2023)(Insured by AGM)	460,000	179,050
0.000%, 08/01/2041(Pre-refunded to 08/01/2023)	545,000	177,604
0.000%, 08/01/2042(Pre-refunded to 08/01/2023)	2,000,000	612,980
0.000%, 08/01/2046(Pre-refunded to 08/01/2023)	200,000	48,000
0.000%, 08/01/2052(Pre-refunded to 08/01/2023)	790,000	130,216
Westminster School District,
0.000%, 08/01/2048(Callable 08/01/2023)(Insured by BAM)	5,020,000	782,016
		81,728,441	7.1%
Colorado
Brush School District No. RE-2J:
5.000%, 12/01/2030(Callable 12/01/2027)(Insured by BAM)	160,000	188,571
5.000%, 12/01/2031(Callable 12/01/2027)(Insured by BAM)	380,000	446,455
5.000%, 12/01/2032(Callable 12/01/2027)(Insured by BAM)	395,000	462,987
5.000%, 12/01/2035(Callable 12/01/2027)(Insured by BAM)	460,000	533,715
City of Colorado Springs CO,
5.000%, 12/15/2032(Pre-refunded to 12/15/2018)(Insured by AGM)	1,300,000	1,330,797
City of Fort Lupton CO,
4.000%, 12/01/2042(Callable 12/01/2027)(Insured by AGM)	850,000	890,953
Colorado Health Facilities Authority,
0.000%, 07/15/2022(ETM)	6,505,000	5,893,010
Colorado School of Mines,
5.000%, 12/01/2027(Insured by ST)	175,000	208,693
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022(ETM)	36,115,000	32,659,878
0.000%, 10/01/2022(ETM)	23,640,000	21,378,361
Mesa County Valley School District No. 51,
5.500%, 12/01/2037(Callable 12/01/2027)(Insured by ST)	1,000,000	1,214,840
Regional Transportation District,
4.375%, 06/01/2039(Callable 06/01/2023)	5,725,000	5,995,277
		71,203,537	6.2%
Connecticut
City of Hartford CT,
4.000%, 04/01/2019(ETM)	845,000	862,568
Connecticut Housing Finance Authority,
4.000%, 11/15/2047(Callable 11/15/2026)	1,870,000	1,970,662
State of Connecticut,
5.000%, 10/15/2020	4,395,000	4,699,925
		7,533,155	0.6%
District of Columbia
District of Columbia,
5.250%, 07/15/2038(Pre-refunded to 07/15/2018)(Insured by AGC)	150,000	151,588	0.0%
Florida
City of Miami Beach FL,
6.250%, 10/01/2022(ETM)(Insured by AMBAC)	1,260,000	1,384,513
City of Miramar FL:
5.000%, 10/01/2029(Callable 10/01/2027)	1,000,000	1,193,340
5.000%, 10/01/2030(Callable 10/01/2027)	1,000,000	1,188,730
5.000%, 10/01/2034(Callable 10/01/2027)	1,000,000	1,175,010
5.000%, 10/01/2035(Callable 10/01/2027)	1,000,000	1,171,390
City of Orlando FL,
5.000%, 11/01/2034(Callable 11/01/2027)(Insured by AGM)	1,000,000	1,144,790
City of Sunrise FL,
5.500%, 10/01/2018(ETM)(Insured by AMBAC)	885,000	902,107
City of Tallahassee FL:
5.000%, 10/01/2033(Callable 10/01/2024)	255,000	291,026
5.000%, 10/01/2034(Callable 10/01/2024)	1,000,000	1,138,720
County of Miami-Dade FL:
4.500%, 10/01/2020	7,100,000	7,490,713
5.250%, 10/01/2022(Insured by AGM)	1,140,000	1,296,396
5.250%, 10/01/2030(ETM)(Insured by NATL)	1,815,000	2,237,006
County of Seminole FL,
6.000%, 10/01/2019(ETM)(Insured by NATL)	2,485,000	2,580,946
Escambia County Housing Finance Authority,
0.000%, 10/15/2018(ETM)	4,130,000	4,089,856
Gulf Environmental Services, Inc.,
5.000%, 10/01/2018(ETM)(Insured by NATL)	365,000	371,070
Highlands County Health Facilities Authority:
1.600%, 11/15/2035(Callable 04/02/2018)(Optional Put Date 04/05/2018)(1)	3,300,000	3,300,000
1.600%, 11/15/2037(Callable 04/02/2018)(Optional Put Date 04/05/2018)(1)	5,500,000	5,500,000
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029(Pre-refunded to 08/15/2018)	2,950,000	2,994,368
8.000%, 08/15/2032(Pre-refunded to 08/15/2019)	2,065,000	2,253,886
JEA Water & Sewer System Revenue,
5.000%, 10/01/2028(Pre-refunded to 04/01/2024)	705,000	812,301
Lee County School Board,
5.000%, 08/01/2032(Callable 08/01/2026)	1,000,000	1,145,580
Miami-Dade County Health Facilities Authority,
5.750%, 05/01/2021(ETM)(Insured by NATL)	970,000	1,025,377
Mid-Bay Bridge Authority:
6.875%, 10/01/2022(ETM)	4,675,000	5,204,397
6.875%, 10/01/2022(ETM)(Insured by AMBAC)	3,175,000	3,557,270
Orange County Housing Finance Authority,
1.150%, 12/01/2019(Mandatory Tender Date 12/01/2018)(1)	2,550,000	2,543,472
Orange County School Board:
5.000%, 08/01/2029(Pre-refunded to 08/01/2024)	165,000	192,359
5.000%, 08/01/2033(Callable 08/01/2026)	4,900,000	5,648,426
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027(Callable 09/01/2019)(Insured by GNMA)	515,000	517,225
School Board of Miami-Dade County,
5.000%, 03/15/2039(Callable 03/15/2024)	2,000,000	2,214,160
School District of Broward County:
5.250%, 07/01/2022(Pre-refunded to 07/01/2021)	8,445,000	9,353,344
5.250%, 07/01/2023(Pre-refunded to 07/01/2021)	4,915,000	5,443,658
State of Florida,
5.000%, 06/01/2022(Callable 06/01/2019)	13,800,000	14,325,918
Tampa Bay Water,
5.000%, 10/01/2019(ETM)	1,760,000	1,844,005
		95,531,359	8.3%
Georgia
Atlanta Development Authority:
5.000%, 09/01/2023(ETM)	2,350,000	2,676,180
5.000%, 09/01/2024(Pre-refunded to 09/01/2023)	810,000	922,428
5.000%, 09/01/2032(Pre-refunded to 09/01/2023)	1,275,000	1,451,970
Forsyth County Hospital Authority,
6.375%, 10/01/2028(ETM)	8,050,000	9,872,842
Georgia Housing & Finance Authority,
3.500%, 12/01/2046(Callable 12/01/2025)	1,200,000	1,237,908
Richmond County Development Authority:
0.000%, 12/01/2021(ETM)	1,835,000	1,703,595
0.000%, 12/01/2021(ETM)	4,025,000	3,736,770
		21,601,693	1.9%
Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024(ETM)(Insured by AGM)	385,000	334,931
Cook County Community High School District No. 233,
4.000%, 12/01/2026(Callable 06/01/2022)	3,695,000	3,897,671
Cook County Illinois School District No. 159,
0.000%, 12/01/2022(ETM)	2,000,000	1,801,100
Cook County Illinois School District No. 163:
6.000%, 12/15/2026(Insured by BAM)	1,165,000	1,405,048
5.000%, 12/15/2028(Insured by BAM)	1,305,000	1,492,176
Cook County School District No. 144,
4.500%, 12/01/2025(ETM)(Insured by AGM)	105,000	115,957
Cook County School District No. 159,
0.000%, 12/01/2028(ETM)	55,000	40,676
County of Du Page IL,
5.600%, 01/01/2021	520,000	553,795
Illinois Finance Authority:
6.250%, 05/01/2022(Pre-refunded to 05/01/2020)	2,550,000	2,780,903
0.000%, 07/15/2023(ETM)	26,110,000	22,850,428
0.000%, 07/15/2025(ETM)	44,955,000	36,686,876
5.000%, 12/01/2030(Pre-refunded to 12/01/2021)	6,825,000	7,551,794
6.625%, 11/01/2039(Pre-refunded to 05/01/2019)	395,000	415,899
Illinois Housing Development Authority,
3.100%, 02/01/2035(Callable 02/01/2026)	2,715,000	2,541,891
Kane County Community Unit School District No. 304:
9.000%, 01/01/2023(ETM)(Insured by AGM)	805,000	1,048,175
9.000%, 01/01/2023(Insured by AGM)	2,720,000	3,508,990
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021(Insured by AGM)	13,625,000	12,682,831
Lake County Community Consolidated School District No. 50:
5.000%, 01/01/2021(ETM)	910,000	985,575
5.000%, 01/01/2021	465,000	500,638
Madison County Community Unit School District No. 7,
4.000%, 12/01/2018(Insured by BAM)	500,000	506,460
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023(ETM)	2,310,000	2,557,655
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2031(Callable 12/01/2021)	1,800,000	1,977,642
Public Building Commission of Chicago,
7.000%, 01/01/2020(ETM)(Insured by NATL)	1,555,000	1,652,094
Regional Transportation Authority:
7.750%, 06/01/2020(Insured by NATL)	560,000	598,119
6.700%, 11/01/2021(Insured by NATL)	755,000	828,054
6.000%, 07/01/2022(Insured by NATL)	4,705,000	5,398,799
Southwestern Illinois Development Authority,
7.625%, 11/01/2048(Pre-refunded to 11/01/2023)	6,020,000	7,699,821
State of Illinois,
6.500%, 06/15/2022	180,000	191,988
Village of Oak Park IL,
2.000%, 11/01/2019	650,000	650,598
Village of Rosemont IL,
5.500%, 12/01/2032(Pre-refunded to 12/01/2020)(Insured by BAM)	1,435,000	1,570,751
Village of Schaumburg IL,
4.000%, 12/01/2024(Callable 12/01/2022)	5,750,000	6,198,040
Will County Community High School District No. 210,
0.000%, 01/01/2025(ETM)(Insured by AGM)	25,000	20,739
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024(ETM)(Insured by NATL)	705,000	594,442
		131,640,556	11.5%
Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033(Callable 08/01/2022)	1,000,000	1,047,310
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026(Insured by ST)	1,125,000	1,313,235
5.000%, 01/15/2027(Insured by ST)	1,265,000	1,491,106
5.000%, 07/15/2028(Insured by ST)	1,000,000	1,196,340
5.000%, 01/15/2029(Insured by ST)	575,000	691,420
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020(Insured by NATL)	1,990,000	2,123,012
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031(Mandatory Tender Date 11/02/2021)(1)	2,325,000	2,291,520
Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029(Insured by ST)	475,000	560,989
5.000%, 07/15/2029(Insured by ST)	1,180,000	1,398,218
		12,113,150	1.0%
Iowa
Iowa Higher Education Loan Authority:
4.500%, 10/01/2033(Pre-refunded to 10/01/2021)	2,100,000	2,284,506
5.000%, 10/01/2038(Pre-refunded to 10/01/2021)	2,090,000	2,308,802
		4,593,308	0.4%
Kansas
City of Wichita KS:
5.000%, 11/15/2020(ETM)	1,120,000	1,210,283
5.000%, 11/15/2029(Pre-refunded to 11/15/2021)	40,000	44,240
5.000%, 11/15/2034(Pre-refunded to 11/15/2019)	1,060,000	1,114,484
Unified Government of Wyandotte County & Kansas City,
5.000%, 09/01/2019(Callable 03/01/2019)(Insured by BHAC)	1,865,000	1,916,604
		4,285,611	0.4%
Kentucky
Kentucky Infrastructure Authority:
5.000%, 02/01/2023(Pre-refunded to 02/01/2022)	70,000	77,864
5.000%, 02/01/2025(Pre-refunded to 02/01/2022)	70,000	77,864
5.000%, 02/01/2026(Pre-refunded to 02/01/2022)	75,000	83,425
		239,153	0.0%
Louisiana
Jefferson Parish Hospital Service District,
6.000%, 01/01/2039(Pre-refunded to 01/01/2021)	1,080,000	1,195,376
Louisiana Public Facilities Authority:
5.500%, 05/15/2027(Pre-refunded to 05/15/2026)	11,765,000	14,157,413
5.500%, 05/15/2032(Pre-refunded to 05/15/2026)	22,125,000	27,082,328
6.750%, 07/01/2039(Pre-refunded to 07/01/2019)	6,775,000	7,188,207
State of Louisiana:
5.000%, 11/15/2020(Callable 05/15/2020)	4,000,000	4,273,200
5.000%, 05/01/2027(Pre-refunded to 05/01/2022)	1,390,000	1,554,812
		55,451,336	4.8%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024(ETM)	1,220,000	1,370,499
State of Maryland:
5.000%, 03/01/2021(Callable 03/01/2020)	1,000,000	1,061,390
4.000%, 06/01/2030(Callable 06/01/2024)	6,040,000	6,532,683
		8,964,572	0.8%
Massachusetts
Commonwealth of Massachusetts:
4.000%, 12/01/2022(Pre-refunded to 12/01/2019)	15,000,000	15,557,400
5.000%, 07/01/2033(Callable 07/01/2026)	1,000,000	1,159,330
Massachusetts Clean Water Trust,
5.000%, 02/01/2031(Callable 02/01/2026)	2,125,000	2,492,242
Massachusetts Department of Transportation,
5.000%, 01/01/2020(ETM)	815,000	844,071
Massachusetts Development Finance Agency,
5.000%, 07/15/2033(Callable 07/15/2026)	625,000	738,150
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044(Callable 06/01/2025)	1,675,000	1,751,246
3.500%, 12/01/2046(Callable 12/01/2025)	885,000	916,975
Massachusetts Water Resources Authority,
6.500%, 07/15/2019(ETM)	815,000	836,329
		24,295,743	2.1%
Michigan
Algonac Community Schools:
4.000%, 05/01/2028(Callable 05/01/2027)(Insured by Q-SBLF)	175,000	185,808
4.000%, 05/01/2029(Callable 05/01/2027)(Insured by Q-SBLF)	370,000	391,656
4.000%, 05/01/2030(Callable 05/01/2027)(Insured by Q-SBLF)	470,000	495,615
Brighton Area School District,
5.000%, 05/01/2021(Insured by Q-SBLF)	500,000	543,925
Ecorse Public School District,
5.000%, 05/01/2027(Insured by Q-SBLF)	515,000	603,451
Fraser Public School District:
5.000%, 05/01/2024(Insured by Q-SBLF)	1,000,000	1,143,770
5.000%, 05/01/2026(Callable 05/01/2025)(Insured by Q-SBLF)	1,140,000	1,317,407
Michigan Finance Authority,
5.000%, 06/01/2027(Pre-refunded to 06/01/2022)	1,315,000	1,462,819
Michigan State Housing Development Authority,
4.000%, 06/01/2046(Callable 12/01/2025)	3,670,000	3,849,133
Michigan Strategic Fund,
1.600%, 12/01/2033(1)	2,650,000	2,650,000
Pinckney Community Schools:
5.000%, 05/01/2022(Insured by Q-SBLF)	1,935,000	2,145,973
5.000%, 05/01/2023(Insured by Q-SBLF)	2,200,000	2,475,242
State of Michigan,
0.000%, 06/01/2022(ETM)(Insured by AMBAC)	2,000,000	1,828,960
Warren Consolidated Schools:
5.000%, 05/01/2033(Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	2,897,707
5.000%, 05/01/2035(Callable 05/01/2026)(Insured by Q-SBLF)	925,000	1,028,748
		23,020,214	2.0%
Minnesota
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032(Callable 01/01/2027)	505,000	589,340
Minnesota Housing Finance Agency:
4.250%, 07/01/2028(Callable 01/01/2020)(Insured by GNMA)	175,000	176,333
4.500%, 07/01/2034(Callable 07/01/2021)(Insured by GNMA)	505,000	515,671
4.000%, 07/01/2047(Callable 01/01/2027)(Insured by GNMA)	550,000	577,731
University of Minnesota,
5.500%, 07/01/2021(ETM)	11,260,000	12,145,824
		14,004,899	1.2%
Mississippi
Mississippi Development Bank,
5.000%, 03/01/2029(Callable 03/01/2027)	825,000	955,961
State of Mississippi,
5.000%, 10/01/2028(Callable 10/01/2027)	1,000,000	1,196,120
		2,152,081	0.2%
Missouri
Hazelwood School District,
4.000%, 03/01/2028(Callable 03/01/2026)(Insured by ST)	2,800,000	3,108,224
Missouri Housing Development Commission:
3.950%, 11/01/2040(Callable 05/01/2025)(Insured by GNMA)	1,765,000	1,822,486
4.000%, 05/01/2042(Callable 11/01/2026)(Insured by GNMA)	1,380,000	1,460,316
St. Charles County School District No. R-IV,
4.000%, 03/01/2029(Callable 03/01/2026)(Insured by ST)	600,000	657,906
Webster Groves School District:
4.000%, 03/01/2028(Callable 03/01/2026)	910,000	991,035
4.000%, 03/01/2029(Callable 03/01/2026)	1,370,000	1,486,930
		9,526,897	0.8%
Montana
Flathead County School District No. 44,
4.000%, 07/01/2036(Callable 07/01/2028)	210,000	223,623
Montana Board of Investments,
1.650%, 03/01/2025(1)	2,440,000	2,436,706
Montana Facility Finance Authority:
5.000%, 07/01/2028(Callable 07/01/2027)	430,000	517,832
5.000%, 07/01/2029(Callable 07/01/2027)	535,000	637,950
		3,816,111	0.3%
Nebraska
Village of Boys Town NE,
3.000%, 09/01/2028	4,500,000	4,528,035	0.4%
Nevada
County of Clark NV,
5.000%, 07/01/2033(Callable 07/01/2024)	1,925,000	2,154,287	0.2%
New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028(Callable 01/01/2021)	1,030,000	1,058,171
State of New Hampshire,
5.000%, 07/01/2021(Callable 07/01/2020)	1,000,000	1,071,430
		2,129,601	0.2%
New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024(ETM)	1,410,000	1,631,413
New Jersey Economic Development Authority,
0.000%, 07/01/2025(ETM)(Insured by NATL)	100,000	82,283
New Jersey Health Care Facilities Financing Authority,
0.000%, 07/01/2023(ETM)(Insured by NATL)	180,000	159,325
New Jersey Transportation Trust Fund Authority,
5.250%, 12/15/2020	5,000,000	5,343,150
New Jersey Turnpike Authority,
5.500%, 01/01/2025(Insured by BHAC)	2,100,000	2,492,994
		9,709,165	0.8%
New Mexico
New Mexico Finance Authority,
4.000%, 06/01/2029(Callable 06/01/2026)	2,615,000	2,852,416
New Mexico Mortgage Finance Authority,
3.550%, 09/01/2037(Callable 03/01/2027)(Insured by GNMA)	1,200,000	1,191,648
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025(Callable 03/01/2020)(Insured by GNMA)	560,000	575,876
4.500%, 09/01/2028(Callable 03/01/2020)(Insured by GNMA)	210,000	213,465
		4,833,405	0.4%
New York
City of New York NY:
5.250%, 08/15/2021(Callable 08/15/2018)	1,125,000	1,140,131
5.000%, 08/01/2022	5,000,000	5,598,900
Metropolitan Transportation Authority:
6.000%, 04/01/2020(ETM)(Insured by NATL)	10,525,000	10,940,106
5.000%, 11/15/2028(Pre-refunded to 11/15/2023)	210,000	242,222
5.000%, 11/15/2031(Pre-refunded to 05/15/2023)	1,000,000	1,142,580
New York City Transitional Finance Authority,
1.680%, 08/01/2023(1)	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 08/01/2029(Callable 08/01/2026)	500,000	586,050
5.000%, 08/01/2033(Callable 08/01/2026)	2,835,000	3,274,822
New York State Dormitory Authority:
5.000%, 12/15/2023(Callable 12/15/2022)	11,685,000	13,193,651
5.000%, 02/15/2030(Callable 08/15/2026)	700,000	818,685
5.000%, 03/15/2030(Callable 03/15/2024)	6,665,000	7,561,109
New York State Thruway Authority,
5.000%, 03/15/2022(Pre-refunded to 03/15/2019)	4,040,000	4,170,532
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,015,000	2,244,287
5.000%, 03/15/2032(Callable 03/15/2024)	6,000,000	6,760,800
		58,673,875	5.1%
North Carolina
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021(Callable 04/30/2018)(ETM)	10,355,000	11,019,377
6.400%, 01/01/2021(ETM)	2,592,000	2,782,019
4.500%, 01/01/2024(Pre-refunded to 01/01/2022)	12,170,000	13,056,098
North Carolina Medical Care Commission,
5.750%, 01/01/2035(Pre-refunded to 01/01/2021)	525,000	579,080
State of North Carolina,
5.000%, 05/01/2024(Callable 05/01/2023)	1,000,000	1,132,270
		28,568,844	2.5%
North Dakota
County of Burleigh ND:
5.000%, 07/01/2025(Pre-refunded to 07/01/2021)	1,500,000	1,639,650
5.000%, 07/01/2029(Pre-refunded to 07/01/2021)	470,000	513,757
North Dakota Housing Finance Agency:
3.450%, 07/01/2037(Callable 07/01/2026)(Insured by FHA)	3,050,000	3,007,605
3.500%, 07/01/2046(Callable 01/01/2026)	1,550,000	1,600,762
		6,761,774	0.6%
Ohio
Akron Bath Copley Joint Township Hospital District,
3.800%, 01/01/2027(Pre-refunded to 01/01/2022)	920,000	957,472
City of Bowling Green OH,
5.750%, 06/01/2031(Pre-refunded to 06/01/2020)	750,000	812,662
Cleveland Municipal School District:
4.000%, 12/01/2019(Insured by SD CRED PROG)	1,940,000	2,010,791
5.000%, 12/01/2020(Insured by SD CRED PROG)	2,015,000	2,180,129
County of Lorain OH,
2.000%, 11/07/2018	1,000,000	1,001,290
County of Montgomery OH,
5.250%, 05/01/2029(Pre-refunded to 11/12/2023)	1,045,000	1,203,944
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024(ETM)(Insured by FHA)	1,200,000	1,022,196
Ohio Housing Finance Agency:
5.000%, 11/01/2028(Callable 05/01/2020)(Insured by GNMA)	555,000	567,277
3.500%, 09/01/2046(Callable 09/01/2025)(Insured by GNMA)	1,555,000	1,609,098
4.000%, 03/01/2047(Callable 09/01/2025)(Insured by GNMA)	6,405,000	6,703,153
State of Ohio:
5.000%, 06/15/2021	6,740,000	7,394,319
5.000%, 04/01/2027(Pre-refunded to 04/01/2022)	710,000	792,829
		26,255,160	2.3%
Oklahoma
Oklahoma Housing Finance Agency,
1.900%, 03/01/2021(1)	885,000	883,673	0.1%
Oregon
State of Oregon:
4.000%, 12/01/2045(Callable 06/01/2025)	4,000,000	4,242,640
4.000%, 12/01/2048(Callable 12/01/2026)	3,250,000	3,443,960
State of Oregon Housing & Community Services Department,
4.000%, 01/01/2047(Callable 07/01/2025)	1,810,000	1,899,758
Washington County School District No. 1:
5.000%, 06/15/2034(Callable 06/15/2027)(Insured by SCH BD GTY)	1,000,000	1,174,650
5.000%, 06/15/2035(Callable 06/15/2027)(Insured by SCH BD GTY)	600,000	702,666
		11,463,674	1.0%
Pennsylvania
Commonwealth Financing Authority,
4.000%, 06/01/2039(Callable 06/01/2028)(Insured by AGM)	1,500,000	1,512,420
Erie Sewer Authority,
5.125%, 06/01/2020(ETM)(Insured by AMBAC)	1,270,000	1,315,555
Latrobe Municipal Authority:
1.250%, 04/01/2019(Insured by BAM)	120,000	119,323
3.000%, 04/01/2020(Insured by BAM)	325,000	333,057
Pennsylvania Higher Educational Facilities Authority,
5.750%, 08/15/2041(Pre-refunded to 08/15/2021)	500,000	563,000
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046(Callable 10/01/2025)	1,700,000	1,755,981
3.700%, 10/01/2047(Callable 04/01/2027)	4,000,000	3,992,840
Pennsylvania Turnpike Commission:
6.000%, 12/01/2030(Callable 12/01/2027)(Insured by AGM)	1,360,000	1,710,336
6.000%, 12/01/2030(Callable 12/01/2027)(1)	185,000	227,402
Philadelphia Gas Works Co.,
7.000%, 05/15/2020(ETM)(Insured by NATL)	1,165,000	1,229,401
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020(ETM)	1,575,000	1,679,517
5.250%, 05/15/2023(Pre-refunded to 05/15/2020)	2,790,000	2,989,569
South Fork Municipal Authority:
5.500%, 07/01/2029(Pre-refunded to 07/01/2020)	2,450,000	2,642,815
5.375%, 07/01/2035(Pre-refunded to 07/01/2020)(Insured by AGC)	1,290,000	1,388,001
Westmoreland County Municipal Authority,
5.000%, 08/15/2027(Insured by BAM)	1,505,000	1,772,017
		23,231,234	2.0%
Puerto Rico
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022(ETM)(Insured by AGM)	1,150,000	1,289,369
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024(Insured by AMBAC)	150,000	165,450
6.000%, 08/01/2026(ETM)	1,800,000	2,192,274
6.000%, 08/01/2026(ETM)(Insured by AGC)	950,000	1,164,881
6.000%, 08/01/2026(ETM)(Insured by AGC)	1,155,000	1,416,249
6.000%, 08/01/2026(ETM)(Insured by AGC)	1,585,000	1,943,511
5.500%, 08/01/2027(ETM)(Insured by AMBAC)	6,500,000	7,766,590
		15,938,324	1.4%
Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,781,050	0.5%
South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026(Callable 12/01/2023)	4,580,000	5,180,759
Piedmont Municipal Power Agency:
6.750%, 01/01/2020(ETM)	6,450,000	7,004,958
5.375%, 01/01/2025(ETM)(Insured by NATL)	5,610,000	6,518,371
South Carolina Jobs-Economic Development Authority,
6.500%, 04/01/2042(Pre-refunded to 04/01/2020)	90,000	98,362
		18,802,450	1.6%
South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026(Insured by ST)	415,000	414,527
Sioux Falls School District No. 49-5,
1.375%, 08/01/2021(Insured by ST)	150,000	146,214
South Dakota Housing Development Authority,
3.375%, 05/01/2033(Callable 05/01/2022)	340,000	343,029
		903,770	0.1%
Tennessee
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
0.000%, 06/01/2021(ETM)	1,270,000	1,193,318
Shelby County Health Educational & Housing Facilities Board,
5.500%, 08/15/2019(ETM)(Insured by NATL)	1,630,000	1,678,052
Tennessee Housing Development Agency:
4.500%, 07/01/2028(Callable 01/01/2020)	865,000	878,330
3.900%, 07/01/2042(Callable 07/01/2027)	400,000	403,388
4.000%, 01/01/2043(Callable 07/01/2027)	1,325,000	1,403,122
3.650%, 07/01/2047(Callable 01/01/2027)	1,155,000	1,142,653
		6,698,863	0.6%
Texas
Amarillo Independent School District,
5.000%, 02/01/2026(Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,577,884
Anna Independent School District,
5.000%, 08/15/2035(Callable 08/15/2026)(PSF Guaranteed)	910,000	1,045,927
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024(PSF Guaranteed)	1,025,000	1,115,579
5.000%, 08/15/2024(PSF Guaranteed)	1,000,000	1,146,910
5.000%, 08/15/2026(PSF Guaranteed)	500,000	586,410
4.000%, 08/15/2027(Callable 08/15/2026)(PSF Guaranteed)	865,000	945,973
5.000%, 02/15/2028(Callable 02/15/2025)(PSF Guaranteed)	1,675,000	1,923,989
4.000%, 08/15/2028(Callable 08/15/2026)(PSF Guaranteed)	850,000	926,916
5.000%, 08/15/2033(Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,636,120
Burleson Independent School District,
5.000%, 08/01/2025(PSF Guaranteed)	1,240,000	1,453,602
City of Austin TX,
5.000%, 11/15/2024(Callable 11/15/2022)	3,000,000	3,375,180
City of El Paso TX,
4.000%, 03/01/2028(Callable 03/01/2026)	1,000,000	1,085,350
City of Houston TX:
0.000%, 12/01/2019(ETM)(Insured by AGM)	13,355,000	12,933,516
5.500%, 12/01/2024(ETM)(Insured by NATL)	1,735,000	2,028,805
5.500%, 12/01/2029(ETM)(Insured by NATL)	16,050,000	19,577,148
5.750%, 12/01/2032(ETM)(Insured by AGM)	6,715,000	9,073,644
City of San Antonio TX,
5.650%, 02/01/2019(ETM)	4,770,000	4,929,700
Conroe Independent School District:
5.000%, 02/15/2023(Pre-refunded to 02/15/2021)(PSF Guaranteed)	1,745,000	1,900,305
5.000%, 02/15/2023(Callable 02/15/2021)(PSF Guaranteed)	935,000	1,012,474
County of Bexar TX,
4.000%, 06/15/2030(Callable 06/15/2026)	150,000	161,733
County of Harris TX:
5.750%, 10/01/2020(Pre-refunded to 10/01/2018)	175,000	178,642
5.000%, 10/01/2026(Callable 10/01/2025)	4,155,000	4,888,856
5.750%, 10/01/2028(Pre-refunded to 10/01/2018)	6,930,000	7,074,213
County of Montgomery TX,
5.000%, 03/01/2027(Pre-refunded to 03/01/2022)	665,000	741,009
Crowley Independent School District,
5.000%, 08/01/2036(Callable 08/01/2025)(PSF Guaranteed)	2,000,000	2,285,320
Dallas Independent School District,
5.000%, 02/15/2020(PSF Guaranteed)	2,410,000	2,555,468
DeSoto Independent School District,
5.000%, 08/15/2032(Callable 08/15/2025)(Insured by BAM)	1,080,000	1,218,737
Ennis Independent School District,
5.000%, 08/15/2025(PSF Guaranteed)	1,145,000	1,346,577
Fort Bend Independent School District,
5.000%, 08/15/2024(PSF Guaranteed)	1,655,000	1,910,780
Godley Independent School District,
5.000%, 02/15/2023(PSF Guaranteed)	1,445,000	1,630,018
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021(PSF Guaranteed)	1,050,000	1,139,764
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024(PSF Guaranteed)	2,810,000	3,258,673
5.000%, 08/15/2025(PSF Guaranteed)	1,445,000	1,696,184
Harris County Cultural Education Facilities Finance Corp.,
7.000%, 01/01/2048(Pre-refunded to 01/01/2023)	3,800,000	4,607,766
Harris County Health Facilities Development Corp.:
5.500%, 10/01/2019(ETM)	2,995,000	3,099,825
5.750%, 07/01/2027(ETM)	5,000,000	5,911,000
Harris County Toll Road Authority,
5.000%, 08/15/2028(Callable 02/15/2028)	665,000	799,882
Houston Higher Education Finance Corp.:
5.000%, 02/15/2020(PSF Guaranteed)	1,000,000	1,055,810
5.000%, 02/15/2026(Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,160,687
5.000%, 02/15/2034(Callable 02/15/2024)(PSF Guaranteed)	1,795,000	1,971,538
Humble Independent School District,
5.000%, 02/15/2021(PSF Guaranteed)	1,500,000	1,630,860
Irving Independent School District,
5.000%, 02/15/2025(Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,455,225
Keller Independent School District:
5.000%, 02/15/2022(PSF Guaranteed)	1,370,000	1,520,015
5.000%, 02/15/2023(PSF Guaranteed)	3,355,000	3,787,862
Killeen Independent School District,
4.000%, 02/15/2024(Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,206,830
La Porte Independent School District,
5.000%, 02/15/2025(PSF Guaranteed)	1,080,000	1,259,734
Lamar Consolidated Independent School District,
5.000%, 02/15/2026(Callable 02/15/2025)(PSF Guaranteed)	5,860,000	6,827,134
Leander Independent School District,
0.000%, 08/15/2047(Pre-refunded to 08/15/2024)(PSF Guaranteed)(3)	500,000	121,010
Llano Independent School District,
5.000%, 02/15/2024(Callable 02/15/2023)(PSF Guaranteed)	1,265,000	1,436,344
Lower Colorado River Authority,
4.750%, 01/01/2028(ETM)(Insured by AGM)	1,200,000	1,347,516
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021(ETM)	1,980,000	2,386,553
Lubbock Independent School District,
4.000%, 02/15/2022(Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,040,750
Mansfield Independent School District:
5.000%, 02/15/2023(PSF Guaranteed)	1,725,000	1,948,422
5.000%, 02/15/2024(PSF Guaranteed)	1,905,000	2,187,969
Melissa Independent School District,
5.000%, 08/01/2036(Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,175,795
Mesquite Independent School District:
5.000%, 08/15/2024(PSF Guaranteed)	1,425,000	1,654,368
5.000%, 08/15/2025(PSF Guaranteed)	2,615,000	3,079,241
5.000%, 08/15/2025(PSF Guaranteed)	1,500,000	1,766,295
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023(ETM)	200,000	176,868
New Caney Independent School District:
5.000%, 02/15/2023(PSF Guaranteed)	1,000,000	1,128,040
5.000%, 02/15/2024(PSF Guaranteed)	1,030,000	1,182,388
Newark Higher Education Finance Corp.:
4.000%, 08/15/2020(PSF Guaranteed)	355,000	371,830
4.000%, 08/15/2022(PSF Guaranteed)	215,000	230,375
5.000%, 08/15/2024(PSF Guaranteed)	135,000	154,833
North East Independent School District:
5.000%, 08/01/2021(PSF Guaranteed)	6,095,000	6,697,186
5.000%, 02/01/2024(PSF Guaranteed)	2,930,000	3,362,527
North Texas Tollway Authority:
0.000%, 09/01/2037(Pre-refunded to 09/01/2031)	2,130,000	919,500
0.000%, 09/01/2043(Pre-refunded to 09/01/2031)	1,075,000	295,775
0.000%, 09/01/2043(Pre-refunded to 09/01/2031)	2,085,000	2,284,326
0.000%, 09/01/2045(Pre-refunded to 09/01/2031)	715,000	856,713
Northside Independent School District,
5.000%, 08/15/2025(PSF Guaranteed)	1,000,000	1,172,360
Pasadena Independent School District,
5.000%, 02/15/2022(Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,210,968
Pflugerville Independent School District,
5.000%, 02/15/2025(Callable 02/15/2024)(PSF Guaranteed)	1,020,000	1,174,540
Port Arthur Independent School District,
5.000%, 02/15/2024(PSF Guaranteed)	1,700,000	1,957,567
PROSPER TEX INDPT SCH DIST,
0.000%, 02/15/2031(4)	1,020,000	1,212,260
Retama Development Corp.,
8.750%, 12/15/2018(ETM)	2,035,000	2,134,166
San Angelo Independent School District,
5.000%, 02/15/2029(Callable 02/15/2024)(PSF Guaranteed)	1,500,000	1,703,400
San Antonio Water System,
2.000%, 05/01/2044(Mandatory Tender Date 11/01/2022)(1)	1,950,000	1,923,870
San Jacinto College District,
5.000%, 02/15/2026(Pre-refunded to 02/15/2021)	700,000	760,249
Sherman Independent School District,
5.000%, 02/15/2026(Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,042,883
Socorro Independent School District,
4.000%, 08/15/2033(Callable 02/15/2027)(PSF Guaranteed)	900,000	968,859
Spring Independent School District,
5.000%, 08/15/2019(Pre-refunded to 08/15/2018)(PSF Guaranteed)	1,020,000	1,033,015
State of Texas,
5.000%, 08/01/2021	1,205,000	1,326,512
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024(ETM)	6,065,000	6,835,922
Temple Independent School District,
4.000%, 02/01/2022(Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,179,998
Texas State Public Finance Authority,
6.200%, 02/15/2040(Pre-refunded to 02/15/2020)	395,000	425,767
Tomball Independent School District,
5.000%, 02/15/2025(PSF Guaranteed)	5,440,000	6,326,611
Town of Flower Mound TX,
5.000%, 03/01/2031(Callable 03/01/2024)	505,000	573,963
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027(Pre-refunded to 07/01/2021)	600,000	664,236
The University of Texas System,
5.000%, 08/15/2022	8,595,000	9,656,311
Wichita Falls Independent School District,
5.000%, 02/01/2024(PSF Guaranteed)	1,670,000	1,918,496
Wylie Independent School District,
6.750%, 08/15/2023(PSF Guaranteed)	1,010,000	1,240,815
Ysleta Independent School District:
5.000%, 08/15/2023(Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,124,734
5.000%, 08/15/2025(Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,795,676
		220,823,376	19.2%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022(Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	3,900,000	4,280,484
5.000%, 06/01/2023(Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	1,750,000	1,920,730
Timpanogos Special Service District:
4.000%, 06/01/2025(Callable 06/01/2024)	100,000	108,275
4.000%, 06/01/2027(Callable 06/01/2024)	375,000	402,709
4.000%, 06/01/2028(Callable 06/01/2024)	425,000	454,907
Utah Charter School Finance Authority:
5.000%, 04/15/2024(Insured by UT CSCE)	235,000	264,347
5.000%, 04/15/2037(Callable 04/15/2026)(Insured by UT CSCE)	500,000	552,860
Utah Housing Corp.,
4.000%, 01/01/2045(Callable 01/01/2026)(Insured by FHA)	2,065,000	2,179,504
		10,163,816	0.9%
Vermont
Vermont Housing Finance Agency:
3.600%, 11/01/2036(Callable 11/01/2025)	1,680,000	1,693,289
4.000%, 05/01/2048(Callable 11/01/2026)(Insured by GNMA)	1,300,000	1,371,071
		3,064,360	0.3%
Virginia
City of Bristol VA,
5.500%, 11/01/2018(ETM)(Insured by AGM)	560,000	572,930
Danville Industrial Development Authority,
5.250%, 10/01/2028(ETM)(Insured by AMBAC)	1,500,000	1,689,390
Virginia Housing Development Authority,
3.700%, 03/01/2023(Callable 03/01/2021)	75,000	78,327
		2,340,647	0.2%
Washington
Snohomish County Public Utility District No. 1,
6.800%, 01/01/2020(Callable 04/30/2018)(ETM)(Insured by NATL)	1,980,000	2,106,779
Snohomish County School District No. 201,
4.000%, 12/01/2021(Callable 12/01/2020)(Insured by SCH BD GTY)	4,500,000	4,754,835
State of Washington:
5.500%, 07/01/2023	5,040,000	5,731,186
5.000%, 08/01/2029(Callable 08/01/2026)	2,120,000	2,488,308
5.000%, 07/01/2032(Callable 01/01/2025)	6,005,000	6,807,628
5.000%, 08/01/2034(Callable 08/01/2023)	2,755,000	3,086,261
5.000%, 08/01/2038(Callable 08/01/2026)	975,000	1,120,041
Thurston & Pierce Counties Community Schools,
4.250%, 12/01/2021(Callable 12/01/2020)(Insured by SCH BD GTY)	2,755,000	2,931,788
Washington Health Care Facilities Authority:
6.125%, 11/15/2031(Pre-refunded to 05/15/2021)	620,000	700,699
6.250%, 08/01/2036(Pre-refunded to 08/01/2018)(Insured by FHA)	8,100,000	8,224,011
6.250%, 11/15/2041(Pre-refunded to 05/15/2021)	4,770,000	5,408,894
		43,360,430	3.8%
Wisconsin
Public Finance Authority,
5.000%, 03/01/2025	525,000	596,752
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026(Insured by NATL)	795,000	945,255
0.000%, 12/15/2027(ETM)(Insured by NATL)	25,000	19,182
0.000%, 12/15/2029(ETM)(Insured by NATL)	210,000	151,332
State of Wisconsin:
5.000%, 05/01/2024(Callable 05/01/2023)	2,150,000	2,439,906
5.000%, 05/01/2032(Callable 05/01/2023)	5,000,000	5,554,700
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio:
5.000%, 06/01/2028(Pre-refunded to 06/01/2024)	500,000	578,055
5.000%, 06/01/2030(Pre-refunded to 06/01/2024)	10,500,000	12,139,155
5.000%, 06/01/2031(Pre-refunded to 06/01/2024)	7,975,000	9,219,977
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038(Callable 04/01/2023)(3)	2,295,000	2,529,939
Wisconsin Center District:
4.000%, 12/15/2029(Callable 06/15/2026)	1,435,000	1,525,692
5.000%, 12/15/2030(Callable 06/15/2026)	775,000	885,081
5.000%, 12/15/2031(Callable 06/15/2026)	2,530,000	2,885,440
Wisconsin Health & Educational Facilities Authority,
5.000%, 08/15/2027(Pre-refunded to 08/15/2022)	1,750,000	1,958,320
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046(Callable 09/01/2025)(Insured by FNMA)	2,625,000	2,713,489
4.000%, 03/01/2048(Callable 03/01/2027)(Insured by FNMA)	1,830,000	1,932,699
		46,074,974	4.0%
Total Municipal Bonds (Cost $1,128,974,829)		1,136,928,610	98.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.51% (2)	2,287,983	2,287,983
Total Short-Term Investment. (Cost $2,287,983)		2,287,983	0.2%
Total Investments (Cost $1,131,262,812)		1,139,216,593	99.1%
Other Assets in Excess of Liabilities		9,900,740	0.9%
TOTAL NET ASSETS		$1,149,117,333	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Finance Authority
(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2018.
(2)	7-Day Yield.
(3)	Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction.
The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.
(4)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
 Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
 Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,136,928,610	$–	$1,136,928,610
Total Long-Term Investments	–	1,136,928,610	–	1,136,928,610
Short-Term Investment
Money Market Mutual Fund	2.287.983	–	–	2,287,983
Total Short-Term Investment	2.287.983	–	–	2,287,983
Total Investments	$2,287,983	$1,136,928,610	$–	$1,139,216,593

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classifications from the prior year's annual report.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama Community College System,
5.000%, 10/01/2028(Callable 10/01/2026)(Insured by AGM)	$310,000	$359,210
Black Belt Energy Gas District,
4.000%, 08/01/2047(Callable 04/01/2022)(Mandatory Tender Date 07/01/2022)(1)	1,000,000	1,061,260
City of Birmingham AL:
5.000%, 03/01/2037(Callable 03/01/2023)(1)	30,000	32,922
0.000%, 03/01/2040(Callable 09/01/2025)	20,000	20,986
5.000%, 03/01/2043(Callable 03/01/2023)(1)	285,000	311,522
0.000%, 03/01/2045(Callable 09/01/2025)	640,000	678,118
City of Mobile Alabama Industrial Development Board,
1.625%, 07/15/2034(Mandatory Tender Date 10/02/2018)(1)	150,000	149,730
City of Pell City AL Special Care Facilities Financing Authority,
5.000%, 12/01/2031(Callable 12/01/2021)	1,000,000	1,079,990
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024(Callable 06/01/2021)	200,000	215,796
Town of Mulga AL,
3.000%, 08/15/2018(Insured by AGM)	200,000	201,082
		4,110,616	1.5%
Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029(Callable 06/01/2024)	225,000	252,148
4.000%, 06/01/2040(Callable 06/01/2021)	30,000	30,103
Alaska Industrial Development & Export Authority,
3.500%, 12/01/2020(Callable 12/01/2019)	1,250,000	1,268,350
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027(Callable 08/01/2023)	500,000	555,905
City of Valdez AK,
5.000%, 01/01/2021	435,000	468,943
		2,575,449	1.0%
Arizona
Arizona Health Facilities Authority,
3.430%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%)(Callable 08/09/2019)(Mandatory Tender Date 02/05/2020)(2)	115,000	116,908
Arizona Industrial Development Authority:
4.000%, 07/01/2018	490,000	490,505
3.375%, 07/01/2021	600,000	596,424
4.000%, 07/01/2023(Insured by SD CRED PROG)	100,000	105,462
4.000%, 07/01/2023(Insured by SD CRED PROG)	115,000	120,652
4.000%, 07/01/2024(Insured by SD CRED PROG)	200,000	210,024
4.000%, 07/01/2025(Insured by SD CRED PROG)	100,000	105,530
4.000%, 07/01/2026(Insured by SD CRED PROG)	100,000	105,456
Arizona State University,
5.000%, 07/01/2029(Callable 07/01/2024)	150,000	172,299
BluePath 2016-1 TE Trust,
2.750%, 09/01/2026(Callable 08/27/2021)(3)	454,436	438,965
City of El Mirage AZ,
5.000%, 07/01/2026(Callable 07/01/2020)	400,000	426,288
City of Tucson AZ,
5.000%, 07/01/2032(Callable 07/01/2025)	500,000	572,360
Greater Arizona Development Authority,
5.000%, 08/01/2029(Callable 08/01/2019)	710,000	737,846
Maricopa County Industrial Development Authority:
1.000%, 04/01/2019(Mandatory Tender Date 04/02/2018)(1)	200,000	200,000
2.625%, 07/01/2021	215,000	209,657
Maricopa County Unified School District No. 95,
5.000%, 07/01/2028(Callable 07/01/2025)	700,000	814,275
Town of Marana AZ:
4.000%, 07/01/2036(Callable 07/01/2027)	350,000	370,514
4.000%, 07/01/2037(Callable 07/01/2027)	500,000	528,080
		6,321,245	2.4%
Arkansas
Arkansas Development Finance Authority,
3.000%, 07/01/2018	100,000	100,311
Arkansas Technical University,
4.000%, 06/01/2028(Callable 06/01/2023)	1,025,000	1,086,736
City of Conway AR,
5.000%, 10/01/2035(Callable 04/01/2024)	185,000	208,077
City of Fayetteville AR,
3.050%, 01/01/2047(Callable 01/01/2027)	1,035,000	1,008,307
City of Hot Springs AR,
4.000%, 12/01/2030(Callable 12/01/2023)(Insured by BAM)	540,000	573,691
City of Little Rock AR:
1.150%, 10/01/2018	85,000	84,651
4.000%, 10/01/2031(Callable 10/01/2025)	105,000	110,486
4.000%, 10/01/2033(Callable 10/01/2025)	210,000	219,547
2.000%, 03/01/2038(Callable 03/01/2021)	200,000	199,946
City of Lonoke AR:
5.000%, 06/01/2025(6)	210,000	241,754
4.000%, 06/01/2028(Callable 06/01/2025)(6)	50,000	53,474
City of Magnolia AR,
3.200%, 08/01/2033(Callable 08/01/2024)(Insured by BAM)	1,085,000	1,069,430
City of Marion AR:
3.000%, 09/01/2018	225,000	226,208
2.900%, 09/01/2047(Callable 09/01/2027)	400,000	397,816
City of Pine Bluff AR,
3.000%, 02/01/2047(Callable 08/01/2027)(Insured by BAM)	955,000	927,639
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2027(Callable 09/01/2022)(Insured by BAM)(5)	365,000	381,352
University of Central Arkansas:
4.000%, 11/01/2027(Callable 11/01/2025)(Insured by BAM)	340,000	365,272
4.000%, 11/01/2028(Callable 11/01/2025)(Insured by BAM)	250,000	266,652
4.000%, 11/01/2031(Callable 11/01/2025)(Insured by BAM)	885,000	934,118
		8,455,467	3.2%
California
Abag Finance Authority for Nonprofit Corps.,
5.000%, 09/02/2025(Insured by AGM)	380,000	444,197
Bay Area Toll Authority:
2.680%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024)(2)	450,000	464,787
2.280%, 04/01/2047 (SIFMA Municipal Swap Index + 0.700%)(Callable 04/01/2019)(Mandatory Tender Date 10/01/2019)(2)	250,000	251,372
California Community College Financing Authority,
0.000%, 05/01/2034(Pre-refunded to 05/01/2018)(Insured by AGC)	200,000	81,028
California Health Facilities Financing Authority:
5.000%, 04/01/2020	300,000	315,522
2.452%, 07/01/2022(Optional Put Date 04/02/2018)(Insured by NATL)(1)(5)	300,000	289,908
California Public Finance Authority:
5.000%, 10/15/2020	180,000	190,933
5.000%, 10/15/2021	200,000	216,102
California State Public Works Board,
5.000%, 12/01/2019(Insured by AMBAC)	225,000	233,248
California Statewide Communities Development Authority,
4.867%, 04/01/2028(Insured by NATL)(1)(5)	700,000	700,000
Chawanakee Unified School District:
0.000%, 08/01/2026(Insured by BAM)	110,000	113,373
0.000%, 08/01/2027(Callable 08/01/2026)(Insured by BAM)	100,000	102,152
0.000%, 08/01/2028(Callable 08/01/2026)(Insured by BAM)	75,000	75,991
0.000%, 08/01/2029(Callable 08/01/2026)(Insured by BAM)	80,000	80,578
City of Redding CA,
2.628%, 07/01/2022(ETM)(Insured by NATL)(1)(5)	135,000	131,809
College of the Sequoias Tulare Area Improvement District No. 3,
0.000%, 08/01/2041(Callable 08/01/2026)(Insured by AGM)	185,000	194,561
Colton Joint Unified School District,
0.000%, 08/01/2035(Callable 08/01/2026)(Insured by AGM)	250,000	245,675
Corona-Norca Unified School District,
6.800%, 08/01/2039(Callable 08/01/2027)(Insured by AGM)(1)	890,000	1,181,288
Covina-Valley Unified School District,
0.000%, 08/01/2032(Callable 08/01/2019)(Insured by AGM)	180,000	89,363
Denair Unified School District,
0.000%, 08/01/2031(Insured by AGM)	30,000	31,672
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029(Callable 09/01/2027)(Insured by BAM)	300,000	351,825
Dinuba Redevelopment Agency,
5.000%, 09/01/2028(Callable 09/01/2024)(Insured by BAM)	330,000	373,986
East Bay Municipal Utility District,
5.000%, 06/01/2033(Callable 06/01/2024)	475,000	546,502
El Rancho Unified School District,
0.000%, 08/01/2034(Callable 08/01/2028)(Insured by AGM)	225,000	217,030
Enterprise Elementary School District,
0.000%, 08/01/2035(Callable 08/01/2031)	30,000	32,522
Fresno Joint Powers Financing Authority:
5.000%, 04/01/2020	250,000	265,300
5.000%, 04/01/2027(Insured by AGM)	305,000	360,955
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2022	365,000	404,493
Imperial Community College District,
0.000%, 08/01/2040(Callable 08/01/2030)(Insured by AGM)(1)	140,000	164,707
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027(Callable 09/01/2025)(Insured by BAM)	275,000	317,620
Lake Elsinore School Financing Authority:
5.000%, 09/01/2028(Callable 09/01/2027)(Insured by BAM)	150,000	172,840
5.000%, 09/01/2029(Callable 09/01/2027)(Insured by BAM)	240,000	275,491
5.000%, 09/01/2030(Callable 09/01/2027)(Insured by BAM)	250,000	285,658
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	101,984
5.000%, 11/15/2029	50,000	58,461
Mount Diablo Unified School District,
0.000%, 08/01/2035(Callable 08/01/2025)(Insured by AGM)	530,000	498,900
Mountain View Los Altos Union High School District,
0.000%, 08/01/2030	105,000	111,590
Needles Unified School District,
0.000%, 08/01/2034(Insured by AGM)	25,000	22,638
Northern California Gas Authority,
1.765%, 07/01/2019 (3 Month LIBOR USD + 0.630%)(2)	530,000	530,392
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2029(Insured by AGC)	210,000	215,147
Oak Park Unified School District,
0.000%, 08/01/2038(Callable 08/01/2031)(Insured by AGM)	110,000	125,912
Paramount Unified School District,
0.000%, 08/01/2045(Callable 02/01/2033)	25,000	25,371
Redondo Beach Unified School District:
0.000%, 08/01/2031	20,000	20,709
6.375%, 08/01/2034(Callable 08/01/2026)	590,000	760,380
Rialto Unified School District,
0.000%, 08/01/2041(Callable 08/01/2036)(Insured by AGM)	290,000	272,365
Richmond Joint Powers Financing Authority,
5.500%, 11/01/2029(Callable 11/01/2025)	300,000	342,195
Rio Hondo Community College District:
0.000%, 08/01/2042(Callable 08/01/2034)	125,000	130,559
0.000%, 08/01/2042(Callable 08/01/2034)	35,000	37,099
Riverside County Public Financing Authority,
5.000%, 10/01/2026(Callable 10/01/2025)(Insured by AGM)	250,000	291,543
San Bernardino City Unified School District,
5.000%, 08/01/2027(Callable 08/01/2023)(Insured by AGM)	450,000	508,653
San Diego Unified School District:
5.000%, 07/01/2030(Callable 07/01/2026)	570,000	676,955
4.000%, 07/01/2032(Callable 07/01/2026)	300,000	321,984
San Leandro Unified School District,
0.000%, 08/01/2039(Callable 08/01/2028)(Insured by AGC)	75,000	62,282
Santa Paula Union High School District,
0.000%, 08/01/2037(Callable 08/01/2027)	80,000	73,475
School District of Belmont-Redwood Shores CA,
0.000%, 08/01/2031(Callable 08/01/2026)	75,000	76,772
Silicon Valley Clean Water,
5.000%, 02/01/2039(Callable 02/01/2024)	290,000	325,070
Solano County Community College District,
0.000%, 08/01/2041(Callable 08/01/2028)	100,000	88,326
Soledad Unified School District:
5.000%, 08/01/2037(Callable 08/01/2018)(Insured by BAM)	100,000	101,001
5.000%, 08/01/2038(Callable 08/01/2018)(Insured by BAM)	100,000	100,998
5.000%, 08/01/2039(Callable 08/01/2018)(Insured by BAM)	100,000	100,995
5.000%, 08/01/2040(Callable 08/01/2018)(Insured by BAM)	50,000	50,496
5.000%, 08/01/2041(Callable 08/01/2018)(Insured by BAM)	100,000	100,988
State of California:
5.000%, 10/01/2029(Callable 10/01/2024)	225,000	258,381
1.999%, 12/01/2029 (1 Month LIBOR USD + 0.830%)(Callable 06/01/2018)(Mandatory Tender Date 12/03/2018)(2)	125,000	125,069
Summerville Union High School District,
0.000%, 08/01/2033(Callable 08/01/2028)(Insured by BAM)	25,000	21,762
Upland Unified School District,
0.000%, 08/01/2041(Callable 08/01/2025)	330,000	372,728
West Hills Community College District,
0.000%, 08/01/2035(Callable 08/01/2027)(Insured by AGM)	50,000	47,627
Westside Union School District,
0.000%, 08/01/2028	160,000	115,038
Wiseburn School District,
0.000%, 08/01/2036(Callable 08/01/2031)(Insured by AGM)	50,000	43,117
		16,319,450	6.1%
Colorado
Board of Governors of Colorado State University System,
5.000%, 03/01/2032(Callable 03/01/2027)	125,000	146,122
Broadlands Metropolitan District No. 2,
1.500%, 12/01/2018	75,000	74,620
City of Commerce City CO:
5.000%, 12/15/2028(Callable 12/15/2027)(Insured by AGM)	100,000	117,456
5.000%, 12/15/2029(Callable 12/15/2027)(Insured by AGM)	310,000	361,265
5.000%, 12/15/2030(Callable 12/15/2027)(Insured by AGM)	500,000	580,405
City of Fort Lupton CO:
5.000%, 12/01/2027(Insured by AGM)	75,000	89,510
5.000%, 12/01/2028(Callable 12/01/2027)(Insured by AGM)	210,000	248,667
5.000%, 12/01/2029(Callable 12/01/2027)(Insured by AGM)	250,000	294,643
5.000%, 12/01/2030(Callable 12/01/2027)(Insured by AGM)	350,000	410,886
City of Sheridan CO,
5.000%, 12/01/2042(Callable 12/01/2025)	1,130,000	1,267,182
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2020	400,000	428,752
5.000%, 10/01/2025	750,000	854,325
4.000%, 12/15/2025	1,340,000	1,386,418
4.000%, 04/01/2028(6)	270,000	281,723
5.000%, 08/15/2030(Callable 08/15/2024)	500,000	548,930
Colorado Health Facilities Authority:
5.000%, 12/01/2022	600,000	667,824
5.000%, 12/01/2023	50,000	56,221
5.000%, 06/01/2027	750,000	850,695
Colorado Housing & Finance Authority,
4.000%, 05/01/2048(Callable 11/01/2026)(Insured by GNMA)	500,000	528,845
Colorado School of Mines,
5.000%, 12/01/2029(Callable 12/01/2027)(Insured by ST)	125,000	147,321
E-470 Public Highway Authority,
2.292%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 03/01/2021)(Mandatory Tender Date 09/01/2021)(2)	500,000	504,710
El Paso County School District No. 3,
5.000%, 12/01/2030(Callable 12/01/2022)(Insured by ST)	250,000	279,198
Glen Metropolitan District No. 1,
2.500%, 12/01/2025(Insured by BAM)	145,000	142,509
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022	275,000	274,401
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027	230,000	258,065
VDW Metropolitan District No. 2,
1.250%, 12/01/2018(Insured by AGM)	35,000	34,833
Vista Ridge Metropolitan District:
5.000%, 12/01/2025(Insured by BAM)	600,000	678,060
5.000%, 12/01/2026(Insured by BAM)	460,000	523,678
		12,037,264	4.5%
Connecticut
City of Hartford CT:
5.000%, 04/01/2027(Callable 04/01/2023)(Insured by BAM)	535,000	572,493
5.000%, 10/01/2034(Pre-refunded to 10/01/2024)(Insured by AGM)	250,000	289,687
City of New Haven CT,
2.500%, 05/15/2018	100,000	100,072
Connecticut Housing Finance Authority,
4.000%, 11/15/2047(Callable 11/15/2026)	250,000	263,457
Connecticut State Health & Educational Facilities Authority,
5.000%, 11/01/2026(Callable 11/01/2022)	135,000	146,526
State of Connecticut:
5.000%, 04/15/2024	175,000	194,796
5.000%, 07/15/2030(Callable 07/15/2023)	225,000	243,169
5.000%, 09/01/2033(Callable 09/01/2026)	300,000	335,082
Town of Hamden CT,
4.000%, 08/15/2019(Insured by BAM)	250,000	256,498
		2,401,780	0.9%
District of Columbia
District of Columbia,
5.250%, 07/15/2045(Pre-refunded to 07/15/2018)(Insured by AGM)	100,000	101,059
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021(1)	825,000	822,484
3.500%, 06/15/2023	435,000	438,976
Metropolitan Washington Airports Authority:
5.000%, 10/01/2033(Callable 10/01/2025)	250,000	284,415
6.500%, 10/01/2041(Callable 10/01/2026)(Insured by AGC)	305,000	387,408
0.000%, 10/01/2044(Callable 10/01/2028)(Insured by AGM)	285,000	357,205
0.000%, 10/01/2044(Callable 10/01/2028)	340,000	426,839
Washington Metropolitan Area Transit Authority,
5.250%, 07/01/2024(Pre-refunded to 07/01/2019)	50,000	52,226
		2,870,612	1.1%
Florida
City of Orlando FL:
5.000%, 10/01/2027(Pre-refunded to 10/01/2020)	100,000	107,848
5.000%, 11/01/2034(Callable 11/01/2027)(Insured by AGM)	775,000	887,212
City of Tallahassee FL,
5.000%, 10/01/2033(Callable 10/01/2025)	1,240,000	1,413,377
County of Bay FL,
4.000%, 09/01/2018	250,000	252,330
County of Miami-Dade FL:
5.000%, 04/01/2027(Callable 04/01/2026)	120,000	140,762
0.000%, 10/01/2034(Callable 10/01/2029)(Insured by AGC)	155,000	195,773
0.000%, 10/01/2039(Callable 10/01/2029)(Insured by AGC)	190,000	239,290
Florida Housing Finance Corp.:
1.750%, 07/01/2019	1,000,000	997,660
4.000%, 07/01/2047(Callable 07/01/2025)(Insured by GNMA)	335,000	350,748
Florida Municipal Power Agency,
5.000%, 10/01/2031(Callable 10/01/2018)(Partially Pre-refunded)(Insured by AGM)	130,000	131,973
Highlands County Health Facilities Authority,
1.600%, 11/15/2037(Callable 04/30/2018)(Optional Put Date 04/05/2018)(1)	1,700,000	1,700,000
Hillsborough County Aviation Authority,
5.000%, 10/01/2035(Callable 10/01/2024)	500,000	557,050
Hillsborough County Revenue Bonds,
5.650%, 05/15/2018	100,000	100,447
Martin County Health Facilities Authority:
3.370%, 11/15/2021	295,000	304,747
5.000%, 11/15/2023	260,000	290,532
Miami Health Facilities Authority:
5.000%, 07/01/2020	140,000	147,619
5.000%, 07/01/2021	250,000	269,270
Miami-Dade County Industrial Development Authority:
5.000%, 01/15/2020	350,000	364,469
5.000%, 01/15/2021	365,000	386,444
Monroe County School District,
5.000%, 10/01/2025(Insured by AGM)	200,000	233,086
Palm Beach County Health Facilities Authority,
4.750%, 07/01/2025(Pre-refunded to 07/01/2020)(Insured by AGM)	130,000	138,692
Pinellas County Health Facilities Authority,
2.609%, 11/15/2023(Optional Put Date 04/30/2018)(Insured by NATL)(1)(5)	275,000	275,000
Pinellas County School Board,
5.000%, 07/01/2033(Callable 07/01/2027)	515,000	593,105
Reedy Creek Improvement District,
4.000%, 06/01/2035(Callable 06/01/2027)	1,000,000	1,052,490
Village Community Development District No. 7,
4.000%, 05/01/2021	240,000	253,152
		11,383,076	4.3%
Georgia
Bartow County Development Authority,
2.700%, 08/01/2043(Mandatory Tender Date 08/23/2018)(1)	370,000	371,032
Burke County Development Authority:
1.800%, 10/01/2032(Mandatory Tender Date 04/03/2018)(1)	140,000	140,000
2.350%, 10/01/2032(Mandatory Tender Date 12/11/2020)(1)	100,000	99,636
1.850%, 12/01/2049(Mandatory Tender Date 08/22/2019)(1)	140,000	139,542
Chatham County Hospital Authority,
5.000%, 01/01/2031(Pre-refunded to 01/01/2022)	150,000	166,266
City of Atlanta GA:
5.000%, 01/01/2025(Callable 01/01/2020)	225,000	235,994
5.500%, 11/01/2027(Insured by AGM)	140,000	167,745
5.000%, 01/01/2028(Callable 01/01/2020)	1,000,000	1,048,160
City of Dahlonega GA,
4.000%, 09/01/2021(Insured by AGM)	150,000	158,671
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029(Callable 02/15/2027)	475,000	544,084
Main Street Natural Gas, Inc.,
4.000%, 04/01/2048(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023)(1)	500,000	532,250
Monroe County Development Authority,
2.050%, 07/01/2049(Mandatory Tender Date 11/19/2021)(1)	750,000	738,128
Morgan County Hospital Authority,
2.750%, 09/01/2019(Callable 03/01/2019)	750,000	745,395
		5,086,903	1.9%
Illinois
Bourbonnais Township Park District:
4.000%, 12/15/2023(Insured by BAM)	100,000	102,768
4.000%, 12/15/2024(Insured by BAM)	125,000	128,098
4.000%, 12/15/2025(Insured by BAM)	130,000	132,850
4.000%, 12/15/2026(Callable 12/15/2025)(Insured by BAM)	135,000	137,142
Bureau County Township High School District No. 502,
6.625%, 10/01/2043(Pre-refunded to 12/01/2023)(Insured by BAM)	290,000	357,422
Chicago Board of Education:
4.250%, 12/01/2018(ETM)	230,000	233,942
5.000%, 12/01/2018(ETM)	415,000	424,151
Chicago O'Hare International Airport,
5.500%, 01/01/2031(Pre-refunded to 01/01/2021)	510,000	560,582
City of Berwyn IL,
4.000%, 12/01/2020	100,000	103,210
City of Chicago IL:
4.000%, 01/01/2019	210,000	213,177
4.250%, 01/01/2019(ETM)	175,000	178,350
5.000%, 01/01/2021(Callable 01/01/2020)(Partially Pre-refunded)	100,000	103,318
5.000%, 01/01/2023(Callable 01/01/2020)(Partially Pre-refunded)	125,000	128,097
5.000%, 01/01/2023	170,000	187,534
5.000%, 01/01/2024	250,000	267,067
5.000%, 01/01/2025(Callable 01/01/2024)(Insured by AGM)	110,000	123,873
5.000%, 01/01/2026(Callable 01/01/2024)	250,000	265,735
0.000%, 01/01/2027(Insured by NATL)	300,000	219,972
5.625%, 01/01/2031(Callable 01/01/2027)	250,000	271,823
City of Country Club Hills IL,
4.000%, 12/01/2019(Insured by BAM)	195,000	200,721
City of Kankakee IL,
4.500%, 05/01/2031(Callable 05/01/2025)(Insured by AGM)	135,000	143,832
Coles Cumberland Moultrie Etc Counties Community Unit School District No. 2,
4.000%, 12/01/2018(Insured by BAM)	250,000	253,212
Cook & Will Counties School District No. 194:
4.000%, 12/01/2025(Callable 12/01/2024)(Insured by BAM)	160,000	166,546
4.000%, 12/01/2026(Callable 12/01/2024)(Insured by BAM)	130,000	134,374
Cook County Community College District No. 524,
5.000%, 12/01/2021(Callable 04/30/2018)(Insured by NATL)	500,000	501,260
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	170,776
Cook County School District No. 163:
6.000%, 12/15/2025(Insured by BAM)	430,000	513,837
6.000%, 12/15/2027(Insured by BAM)	1,150,000	1,402,678
Cook County School District No. 83,
5.625%, 06/01/2033	475,000	549,019
County of Washington IL,
4.000%, 12/15/2029(Callable 12/15/2026)(Insured by AGM)	275,000	290,084
Decatur Park District,
4.000%, 03/01/2019(Callable 04/30/2018)	525,000	525,808
DeKalb County Community Unit School District No. 428,
0.000%, 01/01/2030(Callable 07/01/2020)	300,000	161,913
DuPage County High School District No. 87,
5.000%, 01/01/2029(Callable 01/01/2025)	300,000	333,279
Ford Etc Counties Community Unit School District No. 10,
5.000%, 12/01/2027(Callable 12/01/2026)(Insured by AGM)	550,000	636,510
Illinois Finance Authority:
5.000%, 02/15/2021	100,000	107,187
5.000%, 10/01/2021	170,000	182,956
5.000%, 10/01/2023	205,000	224,756
4.375%, 12/01/2028(Callable 12/01/2023)	300,000	300,837
5.000%, 01/01/2029(Callable 01/01/2027)	430,000	476,496
5.250%, 02/15/2030(Pre-refunded to 02/15/2020)	245,000	260,535
5.000%, 08/01/2030(Callable 08/01/2024)	300,000	338,946
5.000%, 12/01/2030(Pre-refunded to 12/01/2021)	560,000	619,634
6.250%, 10/01/2033(Callable 10/01/2020)	150,000	161,408
4.000%, 05/15/2034(Callable 05/15/2026)	180,000	183,751
2.515%, 05/01/2036 (1 Month LIBOR USD + 1.350%)(Callable 11/01/2020)(Mandatory Tender Date 05/01/2021)(2)	300,000	301,464
5.375%, 08/15/2039(Pre-refunded to 08/15/2018)	65,000	65,918
6.625%, 11/01/2039(Pre-refunded to 05/01/2019)	50,000	52,646
5.100%, 12/01/2043(Callable 12/01/2023)	1,600,000	1,603,808
Illinois Housing Development Authority:
3.100%, 02/01/2035(Callable 02/01/2026)	1,250,000	1,170,300
2.450%, 06/01/2043(Callable 01/01/2023)(Insured by GNMA)	773,975	739,966
Illinois State University,
5.000%, 04/01/2023(Callable 04/01/2021)(Insured by BAM)	440,000	465,150
Knox & Warren Counties Community Unit School District No. 205,
6.125%, 01/01/2036(Callable 01/01/2021)	100,000	108,637
Lake County Community Consolidated School District No. 34,
3.000%, 01/01/2019	100,000	100,845
Madison County Community Unit School District No. 7,
4.000%, 12/01/2018(Insured by BAM)	685,000	693,850
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2019(Insured by NATL)	375,000	361,665
0.000%, 06/15/2020(Insured by NATL)	140,000	130,725
5.500%, 12/15/2023(Insured by NATL)	150,000	165,728
5.700%, 06/15/2025(Pre-refunded to 06/15/2022)(Insured by NATL)	15,000	17,323
5.700%, 06/15/2025(Callable 06/15/2022)(Insured by NATL)	50,000	55,624
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2031(Callable 12/01/2021)	1,000,000	1,098,690
Monroe & St. Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2021(Insured by BAM)	100,000	108,386
Ogle & Winnebago Counties Community Unit School District:
5.000%, 12/01/2023(Insured by BAM)	415,000	464,090
5.000%, 12/01/2024(Insured by BAM)	100,000	112,763
Peoria City School District No. 150,
5.000%, 01/01/2026(Insured by BAM)	330,000	372,375
Sangamon County Water Reclamation District,
5.000%, 01/01/2021	80,000	84,986
Schaumburg Park District,
3.000%, 12/01/2018	425,000	428,893
St. Clair County Community Consolidated School District No. 90,
0.000%, 12/01/2021	200,000	180,772
St. Clair County School District No. 118,
0.000%, 12/01/2018(Insured by AGC)	350,000	345,314
State of Illinois:
0.000%, 08/01/2019	150,000	143,452
0.000%, 08/01/2019	110,000	105,199
5.000%, 12/01/2019	500,000	516,640
5.000%, 02/01/2021	550,000	571,703
5.000%, 01/01/2022(Callable 01/01/2020)	220,000	225,713
6.000%, 06/15/2024(Insured by NATL)	100,000	118,656
5.000%, 08/01/2024(Callable 08/01/2022)	665,000	690,616
5.000%, 05/01/2027(Callable 05/01/2024)	150,000	154,346
5.000%, 06/15/2027(Callable 06/15/2021)	1,500,000	1,616,985
5.250%, 07/01/2028(Callable 07/01/2023)	175,000	180,894
5.500%, 07/01/2033(Callable 07/01/2023)	410,000	424,096
Town of Cicero IL:
5.000%, 01/01/2019(Insured by AGM)	400,000	408,300
5.000%, 01/01/2019(Insured by BAM)	205,000	209,254
University of Illinois,
5.000%, 10/01/2021	700,000	756,014
Village of Cary IL,
1.500%, 03/01/2019(Insured by BAM)	128,000	127,060
Village of Crestwood IL:
2.000%, 12/15/2018(Insured by BAM)	525,000	525,247
4.000%, 12/15/2021(Insured by BAM)	250,000	264,895
4.500%, 12/15/2026(Callable 12/15/2022)(Insured by BAM)	200,000	215,600
Village of Franklin Park IL,
5.000%, 04/01/2023(Insured by BAM)	460,000	504,841
Village of River Grove IL:
4.000%, 12/15/2027(Callable 12/15/2026)(Insured by BAM)	135,000	139,201
4.000%, 12/15/2028(Callable 12/15/2026)(Insured by BAM)	205,000	210,607
Village of Rosemont IL,
5.375%, 12/01/2031(Pre-refunded to 12/01/2020)	685,000	746,650
Will County Community High School District No. 210:
4.000%, 01/01/2022(Callable 01/01/2019)	85,000	84,064
0.000%, 01/01/2023(Insured by AGM)	140,000	118,143
0.000%, 01/01/2026(Insured by AGM)	195,000	144,696
0.000%, 01/01/2027	660,000	432,584
0.000%, 01/01/2027(Insured by AGM)	115,000	81,477
0.000%, 01/01/2028	465,000	287,654
0.000%, 01/01/2028(Insured by AGM)	100,000	67,593
0.000%, 01/01/2029	40,000	22,794
0.000%, 01/01/2033	175,000	77,464
3.375%, 01/01/2033(Callable 01/01/2023)	20,000	15,555
Will County Community Unit School District No. 201,
0.000%, 11/01/2019(Insured by NATL)	905,000	869,533
Will County IL School District No. 365,
0.000%, 11/01/2021(Insured by AGM)	500,000	453,130
Will County Township High School District No. 204:
5.000%, 01/01/2025	125,000	142,284
6.250%, 01/01/2031(Callable 01/01/2021)	300,000	333,192
Will Grundy Counties Community College District No. 525,
6.250%, 06/01/2024(Callable 06/01/2018)(Partially Pre-refunded)	300,000	302,136
		34,497,652	12.9%
Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033(Callable 08/01/2022)	250,000	261,828
City of Jeffersonville IN:
5.000%, 01/01/2029(Callable 01/01/2028)(Insured by BAM)	770,000	899,961
5.000%, 01/01/2030(Callable 01/01/2028)(Insured by BAM)	325,000	378,358
City of Lawrence IN,
5.000%, 01/01/2027(Insured by BAM)	385,000	448,329
City of Rockport IN,
1.750%, 06/01/2025(Mandatory Tender Date 06/01/2018)(1)	400,000	399,852
City of Whiting IN,
1.850%, 06/01/2044(Mandatory Tender Date 10/01/2019)(1)	300,000	299,034
Columbus Multi-High School Building Corp.,
5.000%, 01/15/2029(Insured by ST)	1,200,000	1,442,964
Franklin Township Community School Corp.,
5.000%, 01/15/2035(Callable 01/15/2023)(Insured by ST)	775,000	855,189
Hammond Sanitary District:
5.000%, 01/15/2022(Insured by BAM)	285,000	315,777
5.000%, 07/15/2026(Insured by BAM)	585,000	687,094
Indiana Bond Bank:
2.015%, 10/15/2022 (3 Month LIBOR USD + 0.970%)(2)	510,000	510,015
2.240%, 10/15/2022 (SIFMA Municipal Swap Index + 0.660%)(2)	100,000	98,992
Indiana Finance Authority,
5.500%, 08/15/2045(Callable 08/15/2020)	165,000	172,234
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031(Mandatory Tender Date 11/02/2021)(1)	500,000	492,800
IPS Multi-School Building Corp.,
5.000%, 07/15/2026(Callable 01/15/2025)(Insured by ST)	925,000	1,069,050
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029(Insured by ST)	1,000,000	1,181,030
Munster School Building Corp.,
4.000%, 07/15/2024(Insured by ST)	170,000	183,199
		9,695,706	3.6%
Iowa
City of Coralville IA:
4.000%, 06/01/2019	100,000	102,457
4.000%, 05/01/2022	100,000	105,461
4.000%, 05/01/2037(Callable 05/01/2025)	500,000	496,685
4.250%, 05/01/2037(Callable 05/01/2022)	450,000	459,963
Iowa Higher Education Loan Authority,
2.000%, 12/01/2018(Callable 06/01/2018)	1,000,000	1,000,030
		2,164,596	0.8%
Kansas
City of Hutchinson KS:
4.000%, 12/01/2020	330,000	339,306
4.000%, 12/01/2021	360,000	372,255
5.000%, 12/01/2022	140,000	150,826
City of Wichita KS,
3.000%, 09/01/2023(Callable 09/01/2022)	1,325,000	1,320,468
Kansas Development Finance Authority,
5.000%, 12/01/2019(Insured by BAM)	250,000	261,905
State of Kansas Department of Transportation,
1.515%, 09/01/2019 (1 Month LIBOR USD + 0.400%)(2)	115,000	115,293
		2,560,053	1.0%
Kentucky
Kentucky Public Energy Authority,
4.000%, 04/01/2048(Callable 01/02/2024)(Mandatory Tender Date 04/01/2024)(1)	500,000	532,330
Louisville & Jefferson County Metropolitan Government,
5.000%, 10/01/2019	325,000	339,284
		871,614	0.3%
Louisiana
City of Shreveport LA,
5.000%, 08/01/2023(Insured by BAM)	350,000	394,685
Louisiana Public Facilities Authority,
5.000%, 10/01/2023	1,000,000	1,108,630
St. Tammany Parish Wide School District No. 12:
4.000%, 03/01/2035(Callable 03/01/2027)	100,000	105,206
4.000%, 03/01/2036(Callable 03/01/2027)	115,000	120,715
		1,729,236	0.6%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045(Callable 05/15/2025)	255,000	263,941
4.000%, 11/15/2045(Callable 11/15/2025)	570,000	597,508
3.500%, 11/15/2046(Callable 11/15/2025)	70,000	72,657
		934,106	0.3%
Maryland
State of Maryland,
4.000%, 06/01/2030(Callable 06/01/2024)	750,000	811,178	0.3%
Massachusetts
Commonwealth of Massachusetts,
5.000%, 07/01/2033(Callable 07/01/2026)	1,160,000	1,344,823
Eaton Vance Municipal Bond Fund II,
2.630%, 07/01/2019 (SIFMA Municipal Swap Index + 1.050%)(Callable 04/30/2018)(2)(3)	150,000	150,085
Massachusetts Clean Water Trust,
5.000%, 02/01/2031(Callable 02/01/2026)	750,000	879,615
Massachusetts Development Finance Agency,
5.000%, 07/15/2033(Callable 07/15/2026)	1,000,000	1,181,040
Massachusetts Housing Finance Agency,
4.000%, 12/01/2028(Callable 06/01/2023)	1,000,000	1,055,790
Town of Ashburnham MA,
4.250%, 07/01/2021(Callable 07/01/2018)(Insured by AGC)	700,000	703,654
University of Massachusetts Building Authority,
5.000%, 11/01/2039(Callable 11/01/2024)	285,000	322,059
		5,637,066	2.1%
Michigan
Adrian City School District,
5.000%, 05/01/2029(Callable 05/01/2027)(Insured by Q-SBLF)	125,000	145,925
City of Detroit MI:
4.250%, 07/01/2018(Insured by BHAC)	100,000	100,587
5.000%, 07/01/2039(Callable 07/01/2022)(Insured by AGM)	155,000	164,466
5.250%, 07/01/2041(Callable 07/01/2021)	50,000	54,095
City of Wyandotte MI,
5.000%, 10/01/2023(Insured by BAM)	25,000	27,756
Detroit Michigan School District,
5.000%, 05/01/2033(Callable 05/01/2022)(Insured by Q-SBLF)	1,000,000	1,087,420
Flushing Community Schools,
4.000%, 05/01/2029(Callable 05/01/2028)(Insured by Q-SBLF)	220,000	243,241
Hudsonville Public Schools,
4.000%, 05/01/2018(Insured by Q-SBLF)	100,000	100,186
Lake Orion Community School District,
5.000%, 05/01/2025(Insured by Q-SBLF)	1,635,000	1,891,728
Michigan Finance Authority:
5.000%, 07/01/2034(Callable 07/01/2025)	250,000	277,515
1.100%, 11/15/2046(Mandatory Tender Date 08/15/2019)(1)	565,000	559,457
Michigan State Hospital Finance Authority,
5.750%, 11/15/2039(Pre-refunded to 11/15/2019)	600,000	637,980
Warren Consolidated Schools:
5.000%, 05/01/2019(Insured by BAM)	130,000	134,334
5.000%, 05/01/2025(Insured by BAM)	300,000	345,012
Western Michigan University,
5.000%, 11/15/2029(Callable 05/15/2025)	250,000	284,050
Ypsilanti School District,
4.000%, 05/01/2020(Insured by Q-SBLF)	50,000	51,900
		6,105,652	2.3%
Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	233,132
5.000%, 05/01/2031(Callable 05/01/2027)	200,000	228,162
City of Plato MN,
4.000%, 04/01/2021	280,000	292,869
County of Kanabec MN,
2.750%, 12/01/2019(Callable 12/01/2018)	600,000	600,300
Minnesota Housing Finance Agency:
4.375%, 07/01/2026(Callable 07/01/2021)(Insured by GNMA)	150,000	154,551
3.300%, 07/01/2029(Callable 07/01/2025)	720,000	727,855
4.000%, 01/01/2047(Callable 01/01/2026)(Insured by GNMA)	1,010,000	1,060,126
Plymouth Intermediate District No. 287:
4.000%, 02/01/2026	600,000	656,904
4.000%, 02/01/2027	200,000	219,142
4.000%, 02/01/2028(Callable 02/01/2027)	350,000	381,780
4.000%, 02/01/2037(Callable 02/01/2027)	250,000	263,298
		4,818,119	1.8%
Mississippi
City of Jackson MS,
4.000%, 09/01/2018(Insured by BAM)	250,000	252,042
Mississippi Development Bank,
4.375%, 03/01/2023(Callable 07/01/2019)(Insured by AGC)	150,000	153,662
Southwest Mississippi Regional Medical Center,
2.100%, 06/01/2019(Callable 12/01/2018)	350,000	349,398
State of Mississippi,
5.000%, 10/15/2034(Callable 10/15/2025)	1,000,000	1,135,390
		1,890,492	0.7%
Missouri
County of Boone MO,
4.000%, 08/01/2019	250,000	255,850
Industrial Development Authority of the City of St. Louis MO,
4.750%, 11/15/2047(Callable 11/15/2026)	500,000	512,415
Missouri Housing Development Commission:
3.700%, 11/01/2035(Callable 05/01/2025)(Insured by GNMA)	195,000	197,545
4.000%, 05/01/2042(Callable 11/01/2026)(Insured by GNMA)	1,210,000	1,280,422
Move Rolla Transportation Development District,
3.750%, 06/01/2029(Callable 06/01/2026)	465,000	472,184
St. Louis Municipal Finance Corp.,
3.000%, 06/01/2020(Insured by AGM)	130,000	131,960
St. Louis Regional Convention & Sports Complex Authority,
5.250%, 08/15/2019(Insured by AMBAC)	70,000	72,761
State of Missouri Environmental Improvement & Energy Resources Authority,
2.380%, 12/01/2022(Optional Put Date 04/30/2018)(Insured by NATL)(1)(5)	500,000	491,270
State of Missouri Health & Educational Facilities Authority:
4.000%, 08/01/2018	100,000	100,743
4.000%, 08/01/2019	150,000	154,148
		3,669,298	1.4%
Montana
City of Billings MT:
5.000%, 07/01/2028(Callable 07/01/2027)	300,000	356,103
5.000%, 07/01/2029(Callable 07/01/2027)	550,000	650,386
Flathead County School District No. 44,
4.000%, 07/01/2038(Callable 07/01/2028)	305,000	322,058
Montana Board of Housing:
3.600%, 12/01/2030(Callable 06/01/2022)	465,000	473,998
3.750%, 12/01/2038(Callable 12/01/2027)(Insured by FHA)(6)	500,000	501,990
Yellowstone County School District No. 8,
5.000%, 07/01/2027	220,000	259,171
		2,563,706	1.0%
Nebraska
Central Plains Energy Project:
5.000%, 09/01/2027(Callable 09/01/2022)	40,000	43,161
5.000%, 09/01/2042(Callable 09/01/2022)	410,000	442,403
County of Buffalo NE:
4.000%, 12/15/2029(Callable 09/13/2021)	200,000	212,562
4.000%, 12/15/2031(Callable 09/13/2021)	300,000	318,123
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	150,000	154,941
Gering School District:
5.000%, 12/01/2031(Callable 05/30/2022)	25,000	27,526
5.000%, 12/01/2033(Callable 05/30/2022)	430,000	471,658
5.000%, 12/01/2034(Callable 05/30/2022)	300,000	328,443
Nebraska Investment Finance Authority:
3.500%, 09/01/2036(Callable 03/01/2025)	395,000	397,405
3.500%, 09/01/2046(Callable 03/01/2025)	190,000	196,481
Papio-Missouri River Natural Resource District:
4.000%, 12/15/2027(Callable 06/15/2022)	150,000	158,790
4.000%, 12/15/2028(Callable 06/15/2022)	210,000	221,878
Village of Boys Town NE,
3.000%, 09/01/2028	500,000	503,115
		3,476,486	1.3%
Nevada
City of North Las Vegas NV,
2.000%, 12/01/2018	185,000	184,948
Las Vegas Convention & Visitors Authority,
5.000%, 07/01/2026	1,000,000	1,162,520
Nevada Housing Division:
1.200%, 02/01/2019(Callable 04/19/2018)(Mandatory Tender Date 08/01/2018)(1)	140,000	139,766
4.400%, 04/01/2029(Callable 10/01/2021)(Insured by GNMA)	770,000	796,596
5.375%, 10/01/2039(Callable 04/01/2019)(Insured by GNMA)	270,000	274,960
State of Nevada,
5.000%, 06/01/2033(Callable 12/01/2023)	300,000	333,822
Washoe County School District,
5.000%, 05/01/2030(Callable 05/01/2027)	525,000	612,428
		3,505,040	1.3%
New Jersey
City of Atlantic City NJ:
4.000%, 03/01/2019(Insured by AGM)	200,000	203,536
5.000%, 03/01/2020(Insured by AGM)	200,000	210,652
5.000%, 03/01/2021(Insured by BAM)	100,000	107,033
City of Summit NJ,
2.000%, 04/06/2018	100,000	100,005
City of Trenton NJ,
4.000%, 07/15/2023(Insured by AGM)	400,000	424,420
City of Union City NJ,
5.000%, 11/01/2023(Insured by ST)	375,000	415,890
Landis Sewage Authority,
3.949%, 09/19/2019(Insured by NATL)(1)(5)	100,000	97,778
New Jersey Economic Development Authority:
5.000%, 07/15/2019	130,000	134,930
5.000%, 07/15/2020	100,000	106,314
5.000%, 06/15/2023(Insured by BAM)	295,000	327,397
5.000%, 03/01/2024(Callable 03/01/2023)	150,000	161,329
3.125%, 07/01/2029(Callable 07/01/2027)	200,000	195,622
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025(Insured by AGM)	200,000	230,644
4.500%, 11/15/2025(Callable 11/15/2020)	150,000	159,630
4.000%, 07/01/2026(Callable 07/01/2022)	1,000,000	1,055,060
5.000%, 07/01/2026(Callable 07/01/2025)(Insured by AGM)	225,000	258,356
New Jersey Housing & Mortgage Finance Agency,
1.350%, 02/01/2020(1)	710,000	706,067
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2019	345,000	361,977
5.000%, 06/15/2021(Callable 06/15/2018)	350,000	352,233
0.000%, 12/15/2024(Insured by BHAC)	555,000	459,146
New Jersey Turnpike Authority:
5.000%, 01/01/2026(Callable 01/01/2023)	500,000	555,105
5.000%, 01/01/2029(Callable 01/01/2028)	50,000	59,182
1.915%, 01/01/2030 (1 Month LIBOR USD + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 01/01/2023)(2)	650,000	654,309
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022	500,000	571,060
		7,907,675	3.0%
New Mexico
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	635,000	657,396
New Mexico Mortgage Finance Authority,
3.500%, 09/01/2036(Callable 03/01/2025)	990,000	989,980
New Mexico Municipal Energy Acquisition Authority,
1.865%, 11/01/2039 (1 Month LIBOR USD + 0.750%)(Callable 02/01/2019)(Mandatory Tender Date 08/01/2019)(2)	315,000	315,098
		1,962,474	0.7%
New York
Brooklyn Arena Local Development Corp.,
4.000%, 07/15/2029(Callable 01/15/2027)(Insured by AGM)	610,000	650,455
City of New York NY,
5.250%, 07/01/2029(Callable 07/01/2023)	250,000	278,510
County of Nassau NY:
5.000%, 07/01/2022(Callable 07/01/2018)(Insured by AGM)	95,000	95,801
5.000%, 07/01/2022(Callable 07/01/2018)(Insured by AGM)	5,000	5,042
Long Island Power Authority,
1.815%, 05/01/2033 (1 Month LIBOR USD + 0.650%)(Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(2)	200,000	200,046
Metropolitan Transportation Authority,
5.000%, 11/15/2038(Callable 11/15/2023)	500,000	557,340
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046(Callable 11/15/2019)	1,250,000	1,300,387
New York City Transitional Finance Authority:
1.670%, 11/01/2022(Optional Put Date 04/30/2018)(1)	600,000	600,000
1.670%, 08/01/2031(Optional Put Date 04/30/2018)(1)	800,000	800,000
New York State Dormitory Authority:
4.000%, 12/01/2018	400,000	403,872
5.000%, 07/01/2023(Insured by ST)	150,000	171,011
5.000%, 03/15/2026(Callable 03/15/2025)	1,355,000	1,576,434
Niskayuna Central School District,
1.630%, 03/15/2019(Insured by ST)	165,000	163,601
Port Authority of New York & New Jersey,
5.000%, 09/01/2031(Callable 09/01/2024)	270,000	308,375
State of New York,
2.582%, 02/13/2032(Optional Put Date 04/19/2018)(Insured by NATL)(1)(5)	125,000	124,981
State of New York Mortgage Agency,
3.500%, 10/01/2043(Callable 04/01/2023)	375,000	387,180
Triborough Bridge & Tunnel Authority,
1.710%, 01/01/2031 (1 Month LIBOR USD + 0.580%)(Callable 11/01/2018)(Mandatory Tender Date 12/01/2018)(2)	235,000	235,334
		7,858,369	2.9%
North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022(Insured by AGC)	150,000	163,550
North Carolina Housing Finance Agency,
4.000%, 07/01/2047(Callable 01/01/2027)	640,000	677,062
Wilmington Housing Authority,
1.500%, 10/01/2020(Mandatory Tender Date 10/01/2019)(1)	1,000,000	994,130
		1,834,742	0.7%
North Dakota
City of Mandan ND,
2.750%, 09/01/2041(Callable 04/30/2018)	1,170,000	1,135,660
County of Ward ND,
4.000%, 04/01/2026(Callable 04/01/2023)(Insured by AGM)	1,030,000	1,079,399
Jamestown Park District,
2.900%, 07/01/2035(Callable 04/16/2018)	1,635,000	1,593,340
North Dakota Housing Finance Agency:
2.950%, 07/01/2031(Callable 07/01/2025)	1,775,000	1,719,869
3.500%, 07/01/2046(Callable 01/01/2026)	440,000	454,410
		5,982,678	2.2%
Ohio
American Municipal Power, Inc.,
5.250%, 02/15/2027(Pre-refunded to 02/15/2022)	245,000	274,091
City of Bowling Green OH,
4.500%, 06/01/2019(ETM)	150,000	152,685
City of Cleveland OH:
5.000%, 10/01/2023	430,000	487,229
5.000%, 01/01/2025(Insured by AGM)	100,000	114,423
Clermont County Port Authority,
5.000%, 12/01/2023(Insured by BAM)	310,000	351,540
Columbus-Franklin County Finance Authority:
3.820%, 11/15/2036(Callable 11/15/2021)	500,000	502,840
4.000%, 11/15/2038(Callable 05/15/2022)	350,000	350,647
County of Licking OH:
4.000%, 12/01/2026(Callable 12/01/2021)	105,000	111,497
4.000%, 12/01/2027(Callable 12/01/2021)	60,000	63,625
4.000%, 12/01/2028(Callable 12/01/2021)	250,000	264,925
County of Lorain OH:
2.000%, 11/07/2018	750,000	750,968
0.000%, 04/11/2019(6)	150,000	151,125
4.000%, 12/01/2028(Callable 12/01/2023)(6)	180,000	192,398
5.000%, 12/01/2031(Callable 12/01/2023)(6)	480,000	535,709
Lancaster Port Authority,
1.735%, 08/01/2019 (1 Month LIBOR USD + 0.620%)(Callable 02/01/2019)(2)	200,000	200,076
New Riegel Local School District:
4.000%, 12/01/2033(Callable 12/01/2020)(Insured by BAM)	215,000	222,013
4.000%, 12/01/2035(Callable 12/01/2020)(Insured by BAM)	345,000	355,626
4.000%, 12/01/2037(Callable 12/01/2020)(Insured by BAM)	210,000	216,141
Ohio Housing Finance Agency:
3.200%, 09/01/2036(Callable 09/01/2025)(Insured by GNMA)	945,000	926,894
4.000%, 03/01/2047(Callable 09/01/2025)(Insured by GNMA)	415,000	434,318
Ohio Turnpike & Infrastructure Commission:
0.000%, 02/15/2034(Callable 02/15/2031)	630,000	609,033
0.000%, 02/15/2036(Callable 02/15/2031)	335,000	323,235
State of Ohio,
5.000%, 11/15/2028(Callable 05/15/2023)	225,000	252,083
		7,843,121	2.9%
Oklahoma
Oklahoma City Industrial & Cultural Facilities Trust,
2.215%, 06/01/2019(Optional Put Date 04/30/2018)(Insured by NATL)(1)(5)	50,000	49,853
Oklahoma Housing Finance Agency,
3.300%, 03/01/2031(Callable 03/01/2022)(Insured by GNMA)	605,000	611,770
Oklahoma Water Resources Board,
5.000%, 10/01/2028(Callable 10/01/2024)	180,000	208,105
		869,728	0.3%
Oregon
Clackamas Community College District,
0.000%, 06/15/2040(Callable 06/15/2027)	300,000	307,605
Oregon State Facilities Authority,
2.580%, 10/01/2022 (SIFMA Municipal Swap Index + 1.000%)(Callable 04/30/2018)(Mandatory Tender Date 09/15/2018)(2)	250,000	250,155
Salem Hospital Facility Authority,
5.000%, 05/15/2035(Callable 05/15/2026)	500,000	561,590
Umatilla County School District No. 6R,
0.000%, 06/15/2035(Callable 06/15/2027)(Insured by SCH BD GTY)	415,000	368,296
Washington & Multnomah Counties School District No. 48J:
0.000%, 06/15/2035(Callable 06/15/2027)(Insured by SCH BD GTY)	505,000	577,589
0.000%, 06/15/2036(Callable 06/15/2027)(Insured by SCH BD GTY)	1,150,000	1,312,322
		3,377,557	1.3%
Pennsylvania
Bethlehem Parking Authority,
2.000%, 10/01/2018(Insured by BAM)	250,000	250,405
City of Philadelphia PA,
5.000%, 08/01/2020	270,000	288,325
Commonwealth Financing Authority:
5.000%, 06/01/2022	750,000	817,440
4.000%, 06/01/2039(Callable 06/01/2028)(Insured by AGM)	1,500,000	1,512,420
Delaware County Authority:
3.000%, 06/01/2018	100,000	100,135
3.000%, 06/01/2019	200,000	201,270
Greater Latrobe School Authority,
2.250%, 04/15/2019(Callable 04/30/2018)(Insured by AGM)	670,000	670,630
Indiana County Industrial Development Authority,
1.450%, 09/01/2020(Callable 03/01/2020)	1,000,000	981,640
Northampton County General Purpose Authority,
2.980%, 08/15/2043 (SIFMA Municipal Swap Index + 1.400%)(Callable 02/15/2020)(Mandatory Tender Date 08/15/2020)(2)	225,000	226,262
Penn Hills School District,
5.000%, 11/15/2018(Insured by BAM)	410,000	417,060
Pennsylvania Higher Educational Facilities Authority,
5.250%, 07/01/2019	510,000	521,755
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046(Callable 10/01/2025)	475,000	490,642
Pennsylvania Turnpike Commission:
5.000%, 06/01/2019	25,000	25,914
5.000%, 06/01/2020	50,000	53,178
5.000%, 12/01/2023(Pre-refunded to 12/01/2019)	200,000	210,356
0.000%, 12/01/2028	305,000	333,804
6.000%, 12/01/2030(Callable 12/01/2027)(Insured by AGM)	50,000	62,880
6.000%, 12/01/2030(Callable 12/01/2027)(1)	600,000	737,520
6.000%, 12/01/2030(Callable 12/01/2027)(Insured by BAM)	205,000	256,826
0.000%, 12/01/2038(Callable 12/01/2028)	290,000	312,501
6.375%, 12/01/2038(Callable 12/01/2027)(1)	390,000	481,217
Reading School District,
5.000%, 02/01/2023(Insured by AGM)	230,000	255,767
School District of Philadelphia:
5.000%, 09/01/2018(Insured by ST)	300,000	303,909
5.000%, 09/01/2023(Insured by ST)	55,000	61,240
Scranton School District,
4.000%, 06/01/2018(Insured by ST)	500,000	501,365
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
5.000%, 12/15/2028(Callable 12/15/2027)(Insured by BAM)	500,000	579,040
Upper Moreland Township School District,
5.000%, 10/01/2030(Callable 04/01/2025)(Insured by ST)	250,000	286,598
Washington County Industrial Development Authority,
5.000%, 11/01/2019	285,000	297,574
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020(Insured by BAM)	125,000	130,976
Westmoreland County Municipal Authority,
5.000%, 08/15/2028(Callable 08/15/2027)(Insured by BAM)	1,540,000	1,803,556
		13,172,205	4.9%
Puerto Rico
Commonwealth of Puerto Rico:
4.750%, 07/01/2018(Insured by AGC)	60,000	60,287
5.500%, 07/01/2018(Insured by NATL)	200,000	200,420
		260,707	0.1%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021(Insured by AGM)	80,000	83,087
Rhode Island Health & Educational Building Corp.:
5.000%, 05/15/2024(Insured by BAM)	200,000	227,584
1.710%, 04/01/2035(Callable 04/01/2018)(Optional Put Date 04/30/2018)(1)	350,000	350,000
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2046(Callable 04/01/2025)	120,000	123,472
		784,143	0.3%
South Carolina
City of Greenville SC,
5.000%, 02/01/2025(Callable 02/01/2022)	325,000	360,747
County of Florence SC:
4.000%, 06/01/2019(Insured by ST)	275,000	282,623
5.000%, 11/01/2033(Callable 11/01/2024)	250,000	279,325
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023(Insured by BAM)	500,000	565,025
South Carolina Educational Facilities Authority,
1.570%, 10/01/2039(1)	1,250,000	1,250,000
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023(Insured by BAM)	200,000	222,990
University of South Carolina,
5.000%, 05/01/2023	140,000	157,658
		3,118,368	1.2%
South Dakota
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2028(Pre-refunded to 09/01/2020)	330,000	354,641
South Dakota Housing Development Authority,
3.375%, 05/01/2033(Callable 05/01/2022)	350,000	353,119
		707,760	0.3%
Tennessee
Knox County Health Educational & Housing Facility Board:
1.150%, 08/01/2018	625,000	624,119
5.000%, 04/01/2022	200,000	218,258
5.000%, 01/01/2026(Callable 01/01/2023)	145,000	161,324
5.000%, 04/01/2028(Callable 04/01/2027)	425,000	477,666
Nashville & Davidson County Metropolitan Government,
1.550%, 11/15/2030(Mandatory Tender Date 11/03/2020)(1)	255,000	251,932
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	50,000	57,407
4.000%, 05/01/2048(Callable 02/01/2023)(Mandatory Tender Date 05/01/2023)(1)	155,000	165,638
Tennessee Housing Development Agency:
3.600%, 01/01/2031(Callable 01/01/2023)	285,000	287,514
4.000%, 01/01/2042(Callable 07/01/2026)	290,000	307,069
4.000%, 07/01/2043(Callable 01/01/2023)	60,000	60,546
4.000%, 07/01/2045(Callable 01/01/2025)	210,000	219,950
		2,831,423	1.1%
Texas
Allen Independent School District,
5.000%, 02/15/2023(PSF Guaranteed)	350,000	395,503
Arlington Higher Education Finance Corp.,
4.000%, 08/15/2028(Callable 08/15/2026)(PSF Guaranteed)	250,000	272,427
Beaumont Independent School District,
5.000%, 02/15/2027(Callable 02/15/2026)(PSF Guaranteed)	1,130,000	1,324,417
Bexar County Health Facilities Development Corp.:
5.000%, 07/15/2021	145,000	155,736
5.000%, 07/15/2021	250,000	268,510
5.000%, 07/15/2022	200,000	217,468
Central Texas Turnpike System,
5.000%, 08/15/2042(1)	500,000	528,175
City of Bryan TX,
5.000%, 07/01/2030(Callable 07/01/2027)(Insured by AGM)	525,000	611,966
City of Dallas TX,
5.000%, 02/15/2021	550,000	594,138
City of Houston TX,
2.590%, 09/01/2033(Optional Put Date 04/05/2018)(Insured by AMBAC)(1)(5)	800,000	726,192
City of Round Rock TX:
4.000%, 12/01/2022	280,000	299,510
4.000%, 12/01/2024	205,000	220,623
Clifton Higher Education Finance Corp.,
5.000%, 08/15/2018	180,000	182,291
Crane County Water District,
5.000%, 02/15/2023	250,000	280,293
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2027(PSF Guaranteed)	200,000	216,112
4.000%, 02/15/2028(Callable 02/15/2027)(PSF Guaranteed)	200,000	215,626
4.000%, 02/15/2030(Callable 02/15/2027)(PSF Guaranteed)	200,000	212,896
4.000%, 02/15/2031(Callable 02/15/2027)(PSF Guaranteed)	200,000	212,102
5.000%, 02/15/2047(Callable 02/15/2022)(PSF Guaranteed)	500,000	543,280
Dickinson Independent School District,
1.350%, 08/01/2037(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)(1)	750,000	745,290
Fort Bend Independent School District,
1.350%, 08/01/2042(Mandatory Tender Date 08/01/2020)(PSF Guaranteed)	1,000,000	985,060
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034(Callable 10/01/2028)	40,000	37,320
0.000%, 10/01/2048(Callable 10/01/2028)	250,000	230,495
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026(Callable 12/01/2024)	100,000	113,867
5.000%, 12/01/2035(Callable 12/01/2022)	185,000	203,087
Harris County Municipal Utility District No. 390:
2.000%, 04/01/2018(Insured by BAM)	140,000	140,000
2.000%, 04/01/2019(Insured by BAM)	375,000	375,443
Harris County Municipal Utility District No. 500,
3.000%, 12/01/2022(Insured by AGM)	175,000	177,819
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028(Callable 09/01/2023)(Insured by BAM)	250,000	259,733
Houston Independent School District,
3.000%, 06/01/2039(Mandatory Tender Date 06/01/2018)(PSF Guaranteed)(1)	750,000	751,658
Lake Travis Independent School District,
2.625%, 02/15/2048(Mandatory Tender Date 02/15/2022)(PSF Guaranteed)(1)(6)	225,000	228,105
Lamar Consolidated Independent School District,
1.050%, 08/15/2047(PSF Guaranteed)(1)	600,000	598,728
Laredo Community College District:
5.000%, 08/01/2028(Callable 08/01/2027)(Insured by BAM)	250,000	291,073
5.000%, 08/01/2030(Callable 08/01/2027)(Insured by BAM)	500,000	577,735
Leander Independent School District,
0.000%, 08/15/2047(Pre-refunded to 08/15/2024)(PSF Guaranteed)(5)	950,000	229,919
Mansfield Independent School District:
2.500%, 08/01/2042(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)(1)	500,000	506,710
5.000%, 02/15/2047(Callable 02/15/2020)(PSF Guaranteed)	1,400,000	1,473,906
Mesquite Independent School District,
5.000%, 08/15/2029(Callable 08/15/2025)(PSF Guaranteed)	500,000	578,875
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2023(Insured by BAM)	200,000	214,880
4.000%, 04/01/2024(Insured by BAM)	200,000	213,958
New Hope Cultural Education Facilities Finance Corp.:
3.000%, 07/01/2019	125,000	126,419
4.000%, 04/01/2020	175,000	181,566
4.000%, 07/01/2022	120,000	126,656
3.625%, 08/15/2022(Callable 08/15/2021)	230,000	227,840
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	114,101
5.000%, 01/01/2033(Callable 01/01/2026)	675,000	769,149
0.000%, 09/01/2037(Pre-refunded to 09/01/2031)	2,000,000	863,380
5.500%, 09/01/2041(Pre-refunded to 09/01/2021)	240,000	268,150
0.000%, 09/01/2043(Pre-refunded to 09/01/2031)	350,000	383,460
Northside Independent School District,
2.125%, 08/01/2040(Callable 08/01/2018)(Mandatory Tender Date 08/01/2020)(PSF Guaranteed)(1)	500,000	500,455
Rio Vista Independent School District,
4.000%, 08/15/2028(Callable 08/15/2025)(Insured by BAM)	125,000	132,186
Rosebud-Lott Independent School District:
5.500%, 02/15/2030(Callable 02/15/2025)(PSF Guaranteed)	100,000	119,445
5.500%, 02/15/2031(Callable 02/15/2025)(PSF Guaranteed)	100,000	119,445
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	115,000	129,065
San Angelo Independent School District,
5.000%, 02/15/2029(Callable 02/15/2024)(PSF Guaranteed)	1,250,000	1,419,500
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	555,000	577,472
Siena Municipal Utility District No. 1,
2.250%, 09/01/2018(Insured by BAM)	75,000	75,149
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2018	145,000	148,419
5.250%, 12/15/2019	40,000	42,099
6.250%, 12/15/2026	335,000	392,265
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2026(Callable 12/15/2022)	190,000	209,513
5.000%, 12/15/2028(Callable 12/15/2022)	575,000	631,919
Texas Municipal Power Agency,
5.000%, 09/01/2047(Callable 09/01/2020)	500,000	530,630
Town of Providence Village TX,
4.000%, 03/01/2025(Insured by BAM)	105,000	114,242
Viridian Municipal Management District,
6.000%, 12/01/2035(Callable 12/01/2024)(Insured by BAM)	90,000	108,540
Washington County Junior College District,
5.000%, 10/01/2028(Callable 04/01/2026)(Insured by BAM)	500,000	575,210
		25,297,201	9.5%
Utah
Salt Lake City Corp.,
5.000%, 07/01/2030(Callable 07/01/2027)	155,000	181,772
Timpanogos Special Service District:
4.000%, 06/01/2026(Callable 06/01/2024)	450,000	485,109
4.000%, 06/01/2029(Callable 06/01/2024)	40,000	42,698
Utah Charter School Finance Authority:
4.000%, 04/15/2019(Insured by UT CSCE)	205,000	209,574
5.000%, 04/15/2027(Callable 04/15/2026)(Insured by UT CSCE)	365,000	416,764
5.000%, 04/15/2028(Callable 04/15/2026)(Insured by UT CSCE)	720,000	817,164
5.000%, 04/15/2037(Callable 04/15/2026)(Insured by UT CSCE)	520,000	574,974
Utah Housing Corp.:
2.000%, 07/01/2021(Mandatory Tender Date 01/01/2021)(Insured by GNMA)(1)	400,000	398,508
4.000%, 01/01/2045(Callable 01/01/2026)(Insured by FHA)	410,000	432,734
Utah Transit Authority,
5.000%, 12/15/2029(Callable 06/15/2028)	75,000	88,673
		3,647,970	1.4%
Vermont
Vermont Economic Development Authority,
2.000%, 07/01/2020(Callable 07/01/2019)	650,000	635,043
Vermont Housing Finance Agency,
3.650%, 11/01/2032(Callable 11/01/2024)	120,000	121,966
Vermont Public Power Supply Authority,
4.000%, 07/01/2020	335,000	348,876
		1,105,885	0.4%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	400,000	419,320	0.1%
Virginia
City of Petersburg VA,
4.000%, 11/01/2025(Callable 11/01/2022)(Insured by ST)	450,000	470,709	0.2%
Washington
Central Puget Sound Regional Transit Authority,
2.280%, 11/01/2045 (SIFMA Municipal Swap Index + 0.700%)(Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(2)	250,000	250,120
City of Tacoma WA:
5.000%, 12/01/2026(Callable 06/01/2026)	360,000	421,419
5.000%, 12/01/2027(Callable 06/01/2026)	400,000	466,332
Grays Harbor County Public Hospital District No. 1,
3.000%, 08/01/2019(Callable 12/01/2018)	1,000,000	998,420
Lewis County School District No. 302,
5.000%, 12/01/2031(Callable 06/01/2025)(Insured by SCH BD GTY)	235,000	269,312
State of Washington:
5.000%, 08/01/2029(Callable 08/01/2026)	2,000,000	2,347,460
5.000%, 02/01/2038(Callable 02/01/2024)	645,000	721,523
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037(Callable 07/01/2025)	100,000	113,140
Washington State Housing Finance Commission:
3.700%, 12/01/2033(Callable 06/01/2024)	85,000	85,222
3.700%, 12/01/2034(Callable 06/01/2025)	165,000	166,236
		5,839,184	2.2%
West Virginia
Morgantown Building Commission:
2.300%, 10/01/2018	245,000	244,897
2.400%, 10/01/2019(Callable 10/01/2018)	255,000	255,038
		499,935	0.2%
Wisconsin
Baraboo Community Development Authority,
3.500%, 03/01/2019(Callable 04/30/2018)	500,000	500,255
Public Finance Authority:
4.000%, 12/01/2020	650,000	645,275
3.000%, 11/15/2022(Callable 11/15/2018)	750,000	751,447
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2023(ETM)(Insured by NATL)	25,000	21,846
State of Wisconsin,
5.000%, 05/01/2029(Pre-refunded to 05/01/2024)	350,000	403,953
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038(Callable 04/01/2023)(5)	690,000	760,635
West Allis West Milwaukee School District,
3.000%, 04/01/2019	130,000	129,660
Wisconsin Center District:
5.250%, 12/15/2023(Insured by AGM)	195,000	216,553
0.000%, 12/15/2027(Insured by NATL)	20,000	14,826
5.250%, 12/15/2027(Insured by AGM)	85,000	98,095
5.000%, 12/15/2028(Callable 06/15/2026)	85,000	97,740
5.000%, 12/15/2030(Callable 12/15/2022)	395,000	424,886
Wisconsin Health & Educational Facilities Authority:
4.000%, 09/15/2019	165,000	169,358
2.650%, 11/01/2020(Callable 11/01/2019)	1,000,000	988,680
5.000%, 07/01/2023	165,000	180,561
5.000%, 07/01/2024	250,000	275,722
4.000%, 09/15/2025(Callable 09/15/2023)(6)	200,000	205,798
5.000%, 07/01/2026(Callable 07/01/2024)	50,000	54,966
4.000%, 09/15/2026(Callable 09/15/2023)(6)	500,000	510,515
4.000%, 07/15/2028(Callable 07/15/2021)	170,000	174,842
5.000%, 08/15/2028(Callable 08/15/2023)	1,000,000	1,115,220
5.000%, 12/15/2030(Callable 12/15/2024)	360,000	400,158
5.125%, 04/15/2031(Callable 04/15/2023)	370,000	402,867
5.000%, 02/15/2032(Callable 02/15/2022)	50,000	53,699
5.000%, 04/01/2032(Callable 10/01/2022)	290,000	314,981
5.000%, 09/15/2037(Callable 09/15/2022)	350,000	365,582
5.250%, 10/15/2039(Callable 10/15/2021)	460,000	494,288
Wisconsin Housing & Economic Development Authority:
4.550%, 07/01/2037(Callable 07/01/2022)	165,000	170,014
4.700%, 07/01/2047(Callable 07/01/2022)	90,000	96,115
4.000%, 03/01/2048(Callable 03/01/2027)(Insured by FNMA)	495,000	522,779
		10,561,316	4.0%
Total Municipal Bonds (Cost $263,615,387)		262,844,332	98.5%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.51%(4)	3,900,629	3,900,629
Total Short-Term Investment (Cost $3,900,629)		3,900,629	1.5%
Total Investments (Cost $267,516,016)		266,744,961	100.0%
Other Assets in Excess of Liabilities		10,058	0.0%
TOTAL NET ASSETS		$266,755,019	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Finance Authority
(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2018.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2018.
(3)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2018, the value of these securities total $589,051, which represents 0.22% of total net assets.

(4)	7-Day Yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction.  The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
 Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
 Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$262,844,332	$–	$262,844,332
Total Long-Term Investments	–	262,844,332	–	262,844,332
Short-Term Investment
Money Market Mutual Fund	3,900,629	–	–	3,900,629
Total Short-Term Investment	3,900,629	–	–	3,900,629
Total Investments	$3,900,629	$262,844,332	$–	$266,744,961

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classifications from the prior year's annual report.

Baird MidCap Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Mercury Systems, Inc. (1)	364,096	$17,593,119	1.2%
Banks
East West Bancorp, Inc.	438,915	27,449,744	1.9%
Building Products
AO Smith Corp.	531,228	33,780,789	2.3%
Capital Markets
Affiliated Managers Group, Inc.	116,133	22,016,494	1.5%
MarketAxess Holdings, Inc.	73,535	15,989,451	1.1%
		38,005,945	2.6%
Chemicals
Albemarle Corp.	179,178	16,616,968	1.1%
Distributors
LKQ Corp. (1)	713,054	27,060,399	1.9%
Pool Corp.	220,748	32,277,773	2.2%
		59,338,172	4.1%
Electrical Equipment
Rockwell Automation, Inc.	112,555	19,607,081	1.3%
Electronic Equipment, Instruments & Components
CDW Corp.	362,223	25,467,899	1.7%
Cognex Corp.	214,365	11,144,836	0.8%
Littelfuse, Inc.	69,387	14,444,986	1.0%
Trimble Navigation Ltd. (1)	661,237	23,725,184	1.6%
		74,782,905	5.1%
Food & Staples Retailing
Casey's General Stores, Inc.	193,583	21,249,606	1.5%
Food Products
Lamb Weston Holdings, Inc.	262,715	15,295,267	1.1%
Health Care Equipment & Supplies
The Cooper Cos., Inc.	57,050	13,053,611	0.9%
Edwards Lifesciences Corp. (1)	260,883	36,398,396	2.5%
IDEXX Laboratories, Inc. (1)	76,044	14,554,061	1.0%
		64,006,068	4.4%
Health Care Providers & Services
Acadia Healthcare Co., Inc. (1)	383,296	15,017,537	1.0%
Henry Schein, Inc. (1)	386,665	25,987,755	1.8%
		41,005,292	2.8%
Health Care Technology
Veeva Systems, Inc. (1)	298,011	21,760,763	1.5%
Hotels, Restaurants & Leisure
Dominos Pizza, Inc.	101,415	23,686,487	1.6%
Vail Resorts, Inc.	100,978	22,386,823	1.6%
		46,073,310	3.2%
Internet Software & Services
GrubHub, Inc. (1)	301,245	30,567,330	2.1%
IT Services
Alliance Data Systems Corp.	106,394	22,647,027	1.6%
Broadridge Financial Solutions, Inc.	336,495	36,910,136	2.5%
EPAM Systems, Inc. (1)	216,261	24,766,210	1.7%
Euronet Worldwide, Inc. (1)	284,535	22,455,502	1.5%
Fiserv, Inc. (1)	487,503	34,763,839	2.4%
Gartner, Inc. (1)	168,141	19,776,744	1.4%
Global Payments, Inc.	195,140	21,762,013	1.5%
		183,081,471	12.6%
Life Sciences Tools & Services
ICON PLC (1)(2)	256,280	30,276,919	2.1%
Illumina, Inc. (1)	64,504	15,250,036	1.0%
		45,526,955	3.1%

Machinery
Fortive Corp.	371,616	28,807,672	2.0%
Graco, Inc.	560,111	25,608,275	1.8%
Oshkosh Truck Corporation	228,987	17,693,826	1.2%
WABCO Holdings, Inc. (1)	187,061	25,041,856	1.7%
		97,151,629	6.7%
Media
Cable One, Inc.	40,637	27,922,089	1.9%
Multiline Retail
Burlington Stores, Inc. (1)	239,080	31,833,502	2.2%
Dollar General Corp.	184,911	17,298,424	1.2%
Ollie's Bargain Outlet Holdings, Inc. (1)	431,818	26,038,625	1.8%
		75,170,551	5.2%
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc. (1)	223,972	28,336,937	1.9%
Pharmaceuticals
Jazz Pharmaceuticals PLC (1)(2)	121,618	18,363,102	1.3%
Professional Services
Verisk Analytics, Inc. (1)	315,353	32,796,712	2.3%
Road & Rail
J.B. Hunt Transport Services, Inc.	254,717	29,840,097	2.1%
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.	349,800	31,957,728	2.2%
Monolithic Power Systems, Inc.	212,147	24,560,258	1.7%
		56,517,986	3.9%
Software
Red Hat, Inc. (1)	190,755	28,519,780	1.9%
ServiceNow, Inc. (1)	174,177	28,817,585	2.0%
Synopsys, Inc. (1)	280,448	23,344,491	1.6%
Tyler Technologies, Inc. (1)	145,206	30,632,658	2.1%
The Ultimate Software Group, Inc. (1)	130,585	31,823,564	2.2%
		143,138,078	9.8%
Specialty Retail
O'Reilly Automotive, Inc. (1)	84,276	20,848,197	1.4%
Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc. (1)	314,995	28,072,354	1.9%
Trading Companies & Distributors
Beacon Roofing Supply, Inc. (1)	479,135	25,427,694	1.8%
Fastenal Co.	439,057	23,968,122	1.6%
Univar, Inc. (1)	789,455	21,907,376	1.5%
Watsco, Inc.	129,581	23,450,274	1.6%
		94,753,466	6.5%
Total Common Stocks
(Cost $1,013,948,558)		$1,408,651,983	96.8%
Short-Term Investment
Money Market Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.51% (3)	55,790,488	55,790,488	3.8%
Total Short-Term Investment
(Cost $55,790,488)		55,790,488	3.8%
Total Investments
(Cost $1,069,739,046)		1,464,442,471	100.6%
Liabilities in Excess of Other Assets		(8,405,756)	(0.6)%
TOTAL NET ASSETS		$1,456,036,715	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security
(3)	7-Day Yield
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird MidCap Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund's financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
 Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
 Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,408,651,983	$–	$–	1,408,651,983
Total Equity	1,408,651,983	–	–	1,408,651,983
Short-Term Investment
Money Market Fund	55,790,488	–	–	55,790,488
Total Short-Term Investment	55,790,488	–	–	55,790,488

Total Investments*	$1,464,442,471	$–	$–	1,464,442,471

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Small/Mid Cap Value Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	5,767	$372,491	2.1%
Air Freight & Logistics
Air Transport Services Group, Inc. (1)	19,578	456,558	2.6%
Atlas Air Worldwide Holdings, Inc. (1)	5,995	362,398	2.0%
		818,956	4.6%
Banks
Hilltop Holdings, Inc.	11,459	268,828	1.5%
Capital Markets
Diamond Hill Investment Group, Inc.	1,442	297,860	1.7%
Commercial Services & Supplies
Deluxe Corp.	4,401	325,718	1.8%
Construction & Engineering
Quanta Services, Inc. (1)	12,673	435,318	2.4%
Distributors
LKQ Corp. (1)	9,789	371,493	2.1%
Electric Utilities
Alliant Energy Corp.	7,892	322,467	1.8%
Pinnacle West Capital Corp.	4,629	369,394	2.1%
		691,861	3.9%
Electronic Equipment, Instruments & Components
Belden, Inc.	5,236	360,970	2.0%
Dolby Laboratories, Inc. - Class A	5,995	381,042	2.2%
		742,012	4.2%
Energy Equipment & Services
Solaris Oilfield Infrastructure, Inc. (1)	22,690	375,746	2.1%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	8,727	419,245	2.4%
CyrusOne, Inc.	6,071	310,896	1.7%
Physicians Realty Trust	23,145	360,368	2.0%
Ryman Hospitality Properties, Inc.	3,589	277,968	1.6%
		1,368,477	7.7%
Food Products
Lamb Weston Holdings, Inc.	7,133	415,283	2.4%
Health Care Equipment & Supplies
ICU Medical, Inc. (1)	2,884	727,921	4.1%
Health Care Providers & Services
DaVita, Inc. (1)	5,434	358,318	2.0%
Laboratory Corp. of America Holdings (1)	2,125	343,719	1.9%
		702,037	3.9%
Household Durables
ZAGG, Inc. (1)	32,403	395,316	2.2%
Household Products
Orchids Paper Products Co. (1)	15,784	128,640	0.7%
Independent Power and Renewable Electricity Producers
Algonquin Power & Utilities Corp. (2)	37,639	373,379	2.1%
Insurance
American Financial Group, Inc.	5,464	613,170	3.5%
Atlas Financial Holdings, Inc. (1)(2)	18,971	196,350	1.1%
		809,520	4.6%
Internet Software & Services
j2 Global, Inc.	5,540	437,217	2.5%
Stamps.com, Inc. (1)	2,960	595,108	3.3%
VeriSign, Inc. (1)	3,187	377,851	2.1%
		1,410,176	7.9%
IT Services
Leidos Holdings, Inc.	5,691	372,191	2.1%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc. - Class A	13,508	424,421	2.4%
Pharmaceuticals
Jazz Pharmaceuticals PLC (1)(2)	1,518	229,203	1.3%
Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	33,238	563,717	3.1%
Integrated Device Technology, Inc. (1)	12,066	368,737	2.1%
Silicon Motion Technology Corp. - ADR (2)	10,245	492,989	2.8%
		1,425,443	8.0%
Thrifts & Mortgage Finance
Bofi Holding, Inc. (1)	16,240	658,207	3.7%
Essent Group Ltd. (1)(2)	7,740	329,414	1.9%
Meta Financial Group, Inc.	7,877	860,169	4.8%
NMI Holdings, Inc. - Class A (1)	27,926	462,175	2.6%
		2,309,965	13.0%
Wireless Telecommunication Services
Boingo Wireless, Inc. (1)	38,101	943,762	5.3%
Total Common Stocks
(Cost $14,058,788)		16,736,017	94.1%
Short-Term Investment
Money Market Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.51% (3)	1,036,830	1,036,830	5.8%
Total Short-Term Investment
(Cost $1,036,830)		1,036,830	5.8%
Total Investments
(Cost $15,095,618)		17,772,847	99.9%
Other Assets in Excess of Liabilities		20,847	0.1%
TOTAL NET ASSETS		$17,793,694	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing
(2)	Foreign Security
(3)	7-Day Yield
ADR	American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Small/Mid Cap Value Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund's financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$16,736,017	$–	$–	$16,736,017
Total Equity	16,736,017	–	–	16,736,017

Short-Term Investment
Money Market Fund	1,036,830	–	–	1,036,830
Total Short-Term Investment	1,036,830	–	–	1,036,830

Total Investments*	$17,772,847	$–	$–	$17,772,847

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird SmallCap Value Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	12,791	$826,171	2.4%
Air Freight & Logistics
Air Transport Services Group, Inc. (1)	38,531	898,543	2.6%
Atlas Air Worldwide Holdings, Inc. (1)	11,843	715,909	2.1%
		1,614,452	4.7%
Auto Components
LCI Industries	6,790	707,179	2.0%
Banks
Hilltop Holdings, Inc.	22,739	533,457	1.5%
Biotechnology
Eagle Pharmaceuticals, Inc. (1)	7,896	416,040	1.2%
Building Products
Patrick Industries, Inc. (1)	11,015	681,278	2.0%
Capital Markets
Diamond Hill Investment Group, Inc.	4,106	848,135	2.5%
Commercial Services & Supplies
Deluxe Corp.	10,106	747,945	2.2%
Construction & Engineering
Quanta Services, Inc. (1)	25,740	884,169	2.6%
Electic Utilities
Alliant Energy Corp.	19,897	812,991	2.4%
Electronic Equipment, Instruments & Components
Belden, Inc.	10,264	707,600	2.0%
Knowles Corp. (1)	48,479	610,351	1.8%
		1,317,951	3.8%
Energy Equipment & Services
Solaris Oilfield Infrastructure, Inc. (1)	51,321	849,876	2.5%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	19,739	948,262	2.8%
CyrusOne, Inc.	12,159	622,662	1.8%
Physicians Realty Trust	44,215	688,427	2.0%
		2,259,351	6.6%
Food Products
Lamb Weston Holdings, Inc.	17,528	1,020,480	3.0%
Health Care Equipment & Supplies
ICU Medical, Inc. (1)	7,422	1,873,313	5.4%
Household Durables
ZAGG, Inc. (1)	63,954	780,239	2.3%
Household Products
Orchids Paper Products Co. (1)	30,432	248,021	0.7%
Independent Power and Renewable Electricity Producers
Algonquin Power & Utilities Corp. (2)	102,485	1,016,651	3.0%
Insurance
Atlas Financial Holdings, Inc. (1)(2)	51,321	531,172	1.5%
Internet Software & Services
j2 Global, Inc.	13,423	1,059,343	3.1%
Stamps.com, Inc. (1)	5,843	1,174,735	3.4%
		2,234,078	6.5%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc. - Class A	27,477	863,327	2.5%
Capstead Mortgage Corp.	82,904	717,120	2.1%
		1,580,447	4.6%
Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	66,639	1,130,197	3.3%
Integrated Device Technology, Inc. (1)	23,687	723,875	2.1%
Silicon Motion Technology Corp. ADR (2)	19,739	949,841	2.8%
		2,803,913	8.2%
Technology Hardware, Storage & Peripherals
Immersion Corp. (1)	51,298	613,011	1.8%
Thrifts & Mortgage Finance
Bofi Holding, Inc. (1)	31,582	1,280,019	3.7%
Merchants Bancorp	36,794	791,071	2.3%
Meta Financial Group, Inc.	15,791	1,724,377	5.0%
NMI Holdings, Inc. (1)	70,113	1,160,370	3.4%
		4,955,837	14.4%
Water Utilities
Connecticut Water Service, Inc.	11,843	716,857	2.1%
Wireless Telecommunication Services
Boingo Wireless, Inc. (1)	85,574	2,119,668	6.2%
Total Common Stocks
(Cost $24,754,245)		32,992,682	96.1%
Short-Term Investment
Money Market Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.51% (3)	1,308,517	1,308,517	3.8%
Total Short-Term Investment
(Cost $1,308,517)		1,308,517	3.8%
Total Investments
(Cost $26,062,762)		34,301,199	99.9%
Other Assets in Excess of Liabilities		26,601	0.1%
TOTAL NET ASSETS		$34,327,800	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing
(2)	Foreign Security
(3)	7-Day Yield
ADR	American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird SmallCap Value Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$32,992,682	$–	$–	$32,992,682
Total Equity	32,992,682	–	–	32,992,682

Short-Term Investment
Money Market Fund	1,308,517	–	–	1,308,517
Total Short-Term Investment	1,308,517	–	–	1,308,517

Total Investments*	$34,301,199	$–	$–	$34,301,199

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Chautauqua International Growth Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Asset Management & Custody Banks
CI Financial Corp. (Canada) (1)	115,118	$2,466,144	2.9%
Julius Baer Group Ltd. (Switzerland) (2)	44,537	2,740,873	3.2%
		5,207,017	6.1%
Application Software
Temenos Group AG (Switzerland) (2)	35,082	4,206,658	4.9%
Automobile Manufacturers
BYD Co. Ltd. (China) (2)	180,448	1,436,893	1.7%
Biotechnology
Genmab A/S (Denmark) (1)(2)	18,291	3,940,704	4.6%
Cable & Satellite
Naspers Ltd. (South Africa) (2)	15,881	3,886,288	4.5%
Data Processing & Outsourced Services
Wirecard AG (Germany) (2)	26,332	3,121,443	3.6%
Diversified Banks
DBS Group Holdings Ltd. (Singapore) (2)	197,362	4,168,750	4.9%
Toronto-Dominion Bank (Canada) (1)	70,635	4,008,325	4.7%
		8,177,075	9.6%
Diversified Consumer Services
TAL Education Group (China)	90,437	3,354,308	3.9%
Electronic Equipment & Instruments
Keyence Corp. (Japan) (2)	5,765	3,578,033	4.2%
Health Care Distributors
Sinopharm Group Co. Ltd. (China)	456,929	2,288,095	2.7%
Household Products
Reckitt Benckiser Group PLC (United Kingdom) (2)	30,000	2,532,228	3.0%
Industrial Machinery
FANUC Corp. (Japan) (2)	3,340	846,261	1.0%
Internet Retail
Alibaba Group Holding Ltd. - ADR (China) (1)	7,457	1,368,658	1.6%
Ctrip.com International Ltd. - ADR (China) (1)	23,670	1,103,495	1.3%
		2,472,153	2.9%
Internet Software & Services
LINE Corp. (Japan) (2)	19,303	763,739	0.9%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	31,482	3,406,982	4.0%
Oil & Gas Exploration & Production
Encana Corp. (Canada)	179,005	1,968,798	2.3%
Personal Products
Amorepacific Corp. (Republic of Korea) (2)	10,903	3,242,566	3.7%
Pharmaceuticals
Allergan PLC (Ireland)	14,028	2,360,772	2.8%
Novo Nordisk A/S - ADR (Denmark)	80,629	3,970,978	4.6%
Roche Holding AG (Switzerland) (2)	11,162	2,560,531	3.0%
		8,892,281	10.4%
Professional Services
Recruit Holdings Co. Ltd. (Japan) (2)	119,742	2,975,966	3.5%
Regional Banks
HDFC Bank Ltd. - ADR (India)	45,356	4,479,812	5.2%
Semiconductor Equipment
ASML Holding NV (Netherlands)	24,162	4,797,607	5.6%
Semiconductors
AMS AG (Austria) (2)	39,514	4,149,376	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	46,316	2,026,788	2.4%
		6,176,164	7.2%

Total Common Stocks
(Cost $70,166,925)		81,751,071	95.5%
Short-Term Investment
Money Market Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.51% (3)	3,661,257	3,661,257	4.3%
Total Short-Term Investment
(Cost $3,661,257)		3,661,257	4.3%
Total Investments
(Cost $73,828,182)		85,412,328	99.8%
Other Assets in Excess of Liabilities		206,957	0.2%
TOTAL NET ASSETS		$85,619,285	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing
(2)	Fair Valued Security
(3)	7-Day Yield
ADR	American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chautauqua International Growth Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund's financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$37,600,762	$44,150,309	$–	$81,751,071
Total Equity	37,600,762	44,150,309	–	81,751,071

Short-Term Investment
Money Market Fund	3,661,257	–	–	3,661,257
Total Short-Term Investment	3,661,257	–	–	3,661,257

Total Investments*	$41,262,019	$44,150,309	$–	$85,412,328

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  The table below represents the transfers between Level 1 and Level 2 at March 31, 2018 due to fair valuation of certain foreign markets pursuant to an independent fair value pricing model.  The Fund did not hold any Level 3 securities as of March 31, 2018.

Transfers into Level 1	$2,288,095
Transfers out of Level 1	(7,183,270)
Net transfers into (out of) Level 1	$(4,895,175)

Transfers were made out of Level 1 due to securities no longer trading on an exchange.

Transfers into Level 2	$7,183,270
Transfers out of Level 2	(2,288,095)
Net transfers into (out of) Level 2	$4,895,175

Transfers were made into Level 2 because of a lack of observable market data due to a decrease in market activity.

Chautauqua Global Growth Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Apparel Retail
TJX Cos, Inc. (United States)	19,496	$1,590,093	4.4%
Application Software
Temenos Group AG (Switzerland) (2)	14,457	1,733,529	4.8%
Asset Management & Custody Banks
CI Financial Corp. (Canada) (1)	27,664	592,639	1.6%
Julius Baer Group Ltd. (Switzerland) (2)	13,317	819,548	2.3%
		1,412,187	3.9%
Automobile Manufacturers
BYD Co Ltd. (China) (2)	31,041	247,177	0.7%
Biotechnology
Celgene Corp. (United States) (1)	8,143	726,437	2.0%
Genmab A/S (Denmark) (1)(2)	4,634	998,373	2.7%
Incyte Corp. (United States) (1)	8,110	675,806	1.9%
Regeneron Pharmaceuticals, Inc. (United States) (1)	2,201	757,937	2.1%
		3,158,553	8.7%
Cable & Satellite
Naspers Ltd. (South Africa) (2)	4,925	1,205,212	3.3%
Data Processing & Outsourced Services
Wirecard AG (Germany) (2)	7,995	947,742	2.6%
Diversified Banks
Toronto-Dominion Bank (Canada) (1)	20,150	1,143,452	3.1%
Education Services
TAL Education Group (China)	20,671	766,687	2.1%
Electronic Equipment & Instruments
Coherent, Inc. (United States) (1)	2,532	474,497	1.3%
Keyence Corp. (Japan) (2)	1,808	1,122,131	3.1%
Universal Display Corp. (United States)	12,606	1,273,205	3.5%
		2,869,833	7.9%
Health Care Distributors
Sinopharm Group Co. Ltd. (China)	86,821	434,760	1.2%
Household Products
Reckitt Benckiser Group PLC (United Kingdom) (2)	4,253	358,986	1.0%
Industrial Machinery
FANUC Corp. (Japan) (2)	1,408	356,747	1.0%
Internet Retail
Alibaba Group Holding Ltd. - ADR (China) (1)	1,880	345,055	0.9%
Amazon.com, Inc. (United States) (1)	273	395,124	1.1%
Ctrip.com International Ltd. - ADR (China) (1)	7,164	333,986	0.9%
		1,074,165	2.9%
Internet Software & Services
Alphabet, Inc. - Class A (United States) (1)	316	327,736	0.9%
LINE Corp. (Japan) (2)	8,105	320,681	0.9%
		648,417	1.8%
Investment Banking & Brokerage
DBS Group Holdings Ltd. (Singapore) (2)	37,323	788,350	2.2%
IT Consulting & Other Services
MasterCard, Inc. - Class A (United States)	4,627	810,465	2.2%
Life Sciences Tools & Services
Illumina, Inc. (United States) (1)	1,696	400,968	1.1%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	9,183	993,784	2.7%
Oil & Gas Exploration & Production
Pioneer Natural Resources Co. (United States)	7,214	1,239,221	3.4%
Other Diversified Financial Services
Charles Schwab Corp. (United States)	24,286	1,268,215	3.5%
Personal Products
Amorepacific Corp. (Republic of Korea) (2)	1,651	491,009	1.3%
Pharmaceuticals
Allergan PLC (Ireland)	2,133	358,963	1.0%
Novo Nordisk A/S - ADR (Denmark)	20,572	1,013,170	2.7%
Roche Holding AG (Switzerland) (2)	1,253	287,435	0.8%
		1,659,568	4.5%
Professional Services
Recruit Holdings Co. Ltd. (Japan) (2)	58,565	1,455,525	4.0%
Regional Banks
HDFC Bank Ltd. - ADR (India)	12,305	1,215,364	3.3%
SVB Financial Group (United States) (1)	4,580	1,099,246	3.0%
		2,314,610	6.3%
Semiconductor Equipment
ASML Holding NV (Netherlands)	2,303	457,284	1.2%
		457,284	1.2%
Semiconductors
AMS AG (Austria) (2)	13,366	1,403,567	3.8%
NVIDIA Corp (United States)	6.760	1,598,549	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	7,737	338,571	0.9%
		3,307,687	9.0%
Systems Software
Red Hat, Inc. (United States) (1)	8,616	1,288,178	3.5%
Total Common Stocks
(Cost $31,559,880)		34,422,404	94.3%
Short-Term Investment
Money Market Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.51% (3)	2,101,575	2,101,575	5.8%
Total Short-Term Investment
(Cost $2,101,575)		2,101,575	5.8%
Total Investments
(Cost $33,661,455)		36,523,979	100.1%
Liabilities in Excess of Other Assets		(34,928)	(0.1)%
TOTAL NET ASSETS		$36,489,051	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing
(2)	Fair Valued Security
(3)	7-Day Yield
ADR	American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chautauqua Global Growth Fund
Schedule of Investments, March 31, 2018 (Unaudited)
Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund's financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$21,886,392	$12,536,012	$–	$34,422,404
Total Equity	21,886,392	12,536,012	–	34,422,404

Short-Term Investment
Money Market Fund	2,101,575	–	–	2,101,575
Total Short-Term Investment	2,101,575	–	–	2,101,575

Total Investments*	$23,987,967	$12,536,012	$–	$36,523,979

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  The table below represents the transfers between Level 1 and Level 2 at March 31, 2018 due to fair valuation of certain foreign markets pursuant to an independent fair value pricing model.  The Fund did not hold any Level 3 securities as of March 31, 2018.

Transfers into Level 1	$434,760
Transfers out of Level 1	(1,489,381)
Net transfers into (out of) Level 1	$(1,054,621)

Transfers were made out of Level 1 due to securities no longer trading on an exchange.

Transfers into Level 2	$1,489,381
Transfers out of Level 2	(434,760)
Net transfers into (out of) Level 2	$1,054,621

Transfers were made into Level 2 because of a lack of observable market data due to a decrease in market activity.

The cost basis of each Fund's portfolio for federal income tax purposes at March 31, 2018 was as follows (1):

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$593,422,172	$5,799,362,437	$3,334,572,221	$15,687,829,945	$17,568,082,109
Gross unrealized appreciation	$468,328	$3,528,661	$9,238,790	$70,611,552	$103,627,715
Gross unrealized depreciation	(1,068,013)	(62,371,689)	(53,558,294)	(251,808,201)	(281,432,945)
Net unrealized depreciation	$(599,685)	$(58,843,028)	$(44,319,504)	$(181,196,649)	$(177,805,230)

	Baird Short-Term Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund
Cost of investments	$193,670,464	$1,131,262,812	$267,516,016
Gross unrealized appreciation	$322,341	$17,253,648	$1,544,924
Gross unrealized depreciation	(1,162,475)	(9,299,867)	(2,315,979)
Net unrealized appreciation (depreciation)	$(840,134)	$7,953,781	$(771,055)

	Baird MidCap Fund	Baird Small/Mid Cap Value Fund	Baird SmallCap Value Fund
Cost of investments	$1,069,739,046	$15,095,618	$26,062,762
Gross unrealized appreciation	$413,429,373	$3,250,541	$9,591,029
Gross unrealized depreciation	(18,725,948)	(573,312)	(1,352,592)
Net unrealized appreciation	$394,703,425	$2,677,229	$8,238,437

	Chautauqua International Growth Fund (2)	Chautauqua Global Growth Fund (2)
Cost of investments	$73,848,965	$33,661,455
Gross unrealized appreciation	$12,684,492	$3,829,388
Gross unrealized depreciation	(1,102,813)	(966,864)
Net unrealized appreciation	$11,581,679	$2,862,524

(1) Because tax adjustments are calculated annually, the above table do not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

(2) Represents aggregated amounts of Fund's investments and foreign currency.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By /s/ Mary Ellen Stanek
Mary Ellen Stanek, President

Date  May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mary Ellen Stanek
Mary Ellen Stanek, President

Date May 29, 2018

By /s/ Heidi Schneider
Heidi Schneider, Treasurer

Date May 29, 2018